                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811- 21261

                                 Rydex ETF Trust
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
               (Address of principal executive offices) (Zip code)

                               Carl G. Verboncoeur
                                 Rydex ETF Trust
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-301-296-5100

                    Date of fiscal year end: October 31, 2008

                    Date of reporting period: April 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                                  April 30, 2008
                                                                 RYDEX ETF TRUST
                                                              SEMI-ANNUAL REPORT

                                                      RYDEX S&P EQUAL WEIGHT ETF
                                                        RYDEX RUSSELL TOP 50 ETF

[GRAPHIC]                                               [RYDEX INVESTMENTS LOGO]

                                                            SEMI-ANNUAL REPORT 1





 TABLE OF CONTENTS
--------------------------------------------------------------------------------




LETTER TO OUR SHAREHOLDERS...............................................     2

FEES & EXPENSES..........................................................     4

PORTFOLIO SUMMARY........................................................     5

SCHEDULE OF INVESTMENTS..................................................     7

STATEMENTS OF ASSETS AND LIABILITIES.....................................    16

STATEMENTS OF OPERATIONS.................................................    17

STATEMENTS OF CHANGES IN NET ASSETS......................................    18

FINANCIAL HIGHLIGHTS.....................................................    19

NOTES TO FINANCIAL STATEMENTS............................................    21

SUPPLEMENTAL INFORMATION.................................................    25

SEMI-ANNUAL REPORT 2




--------------------------------------------------------------------------------

DEAR SHAREHOLDER,

Rydex is a proud participant in the ETF space, having $6.1 million in ETF assets, 31 exchange traded products and plans to introduce many more in the future. In the last six months, we've launched six new exchange traded products and in the past year our assets have grown more than 27%.

Because of their cost-effectiveness, transparency, convenience and accessibility, ETFs can be a beneficial part of most investor portfolios. However, lack of education about the products can be a barrier for many investors. For example, a Rydex survey of individual mutual fund investors in 2007 found that more than half (53%) of investors do not know the difference between a mutual fund and ETF and 38% don't know what an ETF is.(1) Rydex believes that investors need to be knowledgeable about their investment selections -- whether they choose ETFs or any other investment option. That's why we created ETF Essentials(TM) -- a comprehensive guide to ETFs -- to help boost ETF knowledge for both advisors and their clients. ETF Essentials presents information in simple, understandable language and is available via podcast (audio downloads), print and online. It's free and can be requested on the Rydex web site (www.rydexinvestments.com).

MARKET RECAP

The six-month period ending April 30 was a momentous one in many respects. The U.S. financial system teetered on the brink of collapse as the ongoing crisis in the nation's credit markets seemed to threaten the solvency of many major Wall Street institutions. Indeed, financial market turmoil, the magnitude of which had not been seen in decades, led to the dramatic collapse of Bear Stearns, a powerhouse investment bank that traced its origins back to the 1920s and had successfully weathered the Great Depression.

References to the Great Depression are appropriate since many of the emergency actions taken by the Fed to keep the financial system afloat during this period had their origins in that earlier crisis. The acceptance of mortgage-backed debt as collateral, and lending to non-depository institutions in particular are policies taken straight from the 1930s.

Most financial crises lead to the demise of at least one major financial institution -- think of Penn Central, Continental Illinois and Long Term Capital Management -- and this one was no exception. If there is good news here, it is that collapses, such as Bear Stearns in March, usually signify the beginning of the end of a financial panic. True to form, once it was clear that other major financial institutions did not face solvency issues along the lines of Bear Stearns, stocks soared in a classic relief rally.

Although there was a perceptible shift in sentiment at the tail end of the period, it was not enough to reverse what was a difficult period for stocks. The bellwether S&P 500 fell nearly 10% as investors ran to the safety of U.S. Treasury securities, pulling long-term interest rates to five-year lows in the process. The Fed slashed interest rates at the fastest pace in history, dropping the widely watched Fed Funds target rate to 2.00% from 4.50% in five sweeping moves. In this crisis environment the Fed, in conjunction with other central banks, continuously pumped hundreds of billions of dollars of liquidity into the global financial system. In fact, government at all levels was in full crisis prevention mode. Congress and the Bush administration forged a $168 billion fiscal stimulus plan with lightning speed and the nation's home lending industry, in the form of Fannie Mae and Freddie Mac, was restructured to help relieve pressure on the beleaguered housing market.

Risk exposures of all types were sold indiscriminately, hitting financials, technology and consumer discretionary stocks particularly hard. Aggravated by a weakening job market, falling housing values and rising inflation, consumer sentiment levels hit multi-year lows. With all the ingredients for a recession firmly in place -- shrinking payrolls, declining retail sales, curtailed capital spending plans and falling wealth levels -- economic activity essentially crawled to a halt. The cheap U.S. dollar fueled a boom in exports, which kept economic growth just barely in the black.

One outgrowth of the dollar's descent in foreign exchange markets was a corresponding rise in commodity prices. The speculative boom in commodity prices reached a frenzy, putting commodity index levels at 10-year highs. Much of that was driven by oil, the price of which rose in excess of 20% and broke the $100/bbl. level in early March.


----------
     (1) Rydex Investments in conjunction with e-Rewards Market Research conducted this survey of individual investors in July 2007. The survey was conducted with 500 individual mutual fund investors. All participants had investable assets of more than $100K, with 150 of the participants having investable assets of more than $500K. e-Rewards Market Research is not affiliated with Rydex Investments. Although Rydex Investments believes the information from this organization is correct, it cannot, and does not, guarantee or warrant the completeness or suitability of this information.

                                                            SEMI-ANNUAL REPORT 3





--------------------------------------------------------------------------------

An implicit part of the sentiment shift observed at the end of the quarter was the notion that the Fed is no longer part of the problem but rather part of the solution. In retrospect it appears that the Fed's policy responses throughout the crisis have been effective and appropriate.

We appreciate the trust you have placed in our firm's quality and integrity by investing with us. It is our goal to continue to offer you innovative ETF choices to meet your investment needs.

Sincerely,

/s/ DAVID C. REILLY, CFA
David Reilly, CFA
Director of Portfolio Strategies

All sources: Bloomberg

SEMI-ANNUAL REPORT 4




--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on November 1, 2007 and held for the six months ended April 30, 2008.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                          BEGINNING     ENDING
                                                            ACCOUNT    ACCOUNT       EXPENSES PAID
                                                              VALUE      VALUE      DURING PERIOD*
                                                          11/1/2007  4/30/2008  11/1/07 TO 4/30/08
                                                          ---------  ---------  ------------------
ACTUAL
  Rydex S&P Equal Weight ETF............................  $1,000.00  $  901.40         $1.89
  Rydex Russell Top 50 ETF..............................  $1,000.00  $  893.70         $0.94
HYPOTHETICAL (ASSUMING A 5% RETURN BEFORE EXPENSES)
  Rydex S&P Equal Weight ETF............................  $1,000.00  $1,022.87         $2.01
  Rydex Russell Top 50 ETF..............................  $1,000.00  $1,023.87         $1.01


--------

    * Expenses are equal to the Fund's annualized expense ratio of 0.40% and 0.20% respectively, multiplied by the average account value of the period, multiplied by days in the period, divided by 366.

                                                            SEMI-ANNUAL REPORT 5



RYDEX S&P EQUAL WEIGHT ETF
PORTFOLIO SUMMARY                                           As of April 30, 2008

--------------------------------------------------------------------------------


TOP 10 HOLDINGS*
------------------------------------------------------------------------------------
        DESCRIPTION                                                 % OF NET ASSETS
------------------------------------------------------------------------------------
BEAR STEARNS COS., INC.                                                   0.35%
SAFECO CORP.                                                              0.29%
BROADCOM CORP. -- CLASS A                                                 0.29%
FORD MOTOR CO.                                                            0.28%
SPRINT NEXTEL CORP.                                                       0.26%
GOOGLE, INC. -- CLASS A                                                   0.26%
SANDISK CORP.                                                             0.25%
UNITED STATES STEEL CORP.                                                 0.25%
APPLE, INC.                                                               0.25%
NATIONAL-OILWELL VARCO, INC.                                              0.25%

------------------------------------------------------------------------------------


SECTOR ALLOCATIONS*

(PIE CHART)

Financials                                   18.10
Consumer Discretionary                       16.77
Information Technology                       14.49
Industrials                                  11.48
Health Care                                   9.97
Energy                                        7.81
Consumer Staples                              7.70
Utilities                                     6.19
Materials                                     5.65
Telecommunication Services                    1.84




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

SEMI-ANNUAL REPORT 6


RYDEX RUSSELL TOP 50 ETF
PORTFOLIO SUMMARY                                           As of April 30, 2008

--------------------------------------------------------------------------------


TOP 10 HOLDINGS*
------------------------------------------------------------------------------------
             DESCRIPTION                                            % OF NET ASSETS
------------------------------------------------------------------------------------
EXXON MOBIL CORP.                                                         8.86%
GENERAL ELECTRIC CO.                                                      5.68%
AT&T, INC.                                                                4.03%
MICROSOFT CORP.                                                           3.96%
PROCTER & GAMBLE CO.                                                      3.57%
CHEVRON CORP.                                                             3.49%
JOHNSON & JOHNSON                                                         3.28%
BANK OF AMERICA CORP.                                                     2.81%
INTERNATIONAL BUSINESS MACHINES CORP.                                     2.78%
JPMORGAN CHASE & CO.                                                      2.75%

------------------------------------------------------------------------------------


SECTOR ALLOCATIONS*

(PIE CHART)

Information Technology                               21.38
Energy                                               16.80
Financials                                           16.09
Health Care                                          12.73
Consumer Staples                                     12.68
Industrials                                           9.28
Telecommunication Services                            6.32
Consumer Discretionary                                4.72




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                            SEMI-ANNUAL REPORT 7



RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2008

--------------------------------------------------------------------------------



                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 99.8%
  AEROSPACE & DEFENSE 2.2%
  Boeing Co. .....................................     34,598       $2,935,986
  General Dynamics Corp. .........................     30,000        2,712,600
  Goodrich Corp. .................................     43,274        2,949,123
  Honeywell International, Inc. ..................     47,279        2,808,373
  L-3 Communications Holdings, Inc. ..............     23,860        2,659,197
  Lockheed Martin Corp. ..........................     25,513        2,705,398
  Northrop Grumman Corp. .........................     32,505        2,391,393
  Precision Castparts Corp. ......................     26,714        3,140,498
  Raytheon Co. ...................................     40,528        2,592,576
  Rockwell Collins, Inc. .........................     47,289        2,984,409
  United Technologies Corp. ......................     36,982        2,680,086
                                                                --------------
TOTAL AEROSPACE & DEFENSE                                           30,559,639
                                                                --------------

  AIR FREIGHT & LOGISTICS 0.8%
  C.H. Robinson Worldwide, Inc. ..................     46,728        2,928,911
  Expeditors International of Washington, Inc. ...     59,998        2,795,307
  FedEx Corp. ....................................     29,570        2,834,876
  United Parcel Service, Inc. -- Class B..........     35,540        2,573,451
                                                                --------------
TOTAL AIR FREIGHT & LOGISTICS                                       11,132,545
                                                                --------------

  AIRLINES 0.2%
  Southwest Airlines Co. .........................    212,144        2,808,787
                                                                --------------
TOTAL AIRLINES                                                       2,808,787
                                                                --------------

  AUTO COMPONENTS 0.4%
  Goodyear Tire & Rubber Co.*.....................    102,284        2,739,166
  Johnson Controls, Inc. .........................     75,647        2,667,313
                                                                --------------
TOTAL AUTO COMPONENTS                                                5,406,479
                                                                --------------

  AUTOMOBILES 0.7%
  Ford Motor Co.*.................................    462,077        3,816,756
  General Motors Corp. ...........................    132,781        3,080,519
  Harley-Davidson, Inc. ..........................     68,583        2,623,300
                                                                --------------
TOTAL AUTOMOBILES                                                    9,520,575
                                                                --------------

  BEVERAGES 1.5%
  Anheuser-Busch Cos., Inc. ......................     55,424        2,726,861
  Brown-Forman Corp. -- Class B...................     38,374        2,610,199
  Coca-Cola Co. ..................................     42,011        2,473,188
  Coca-Cola Enterprises, Inc. ....................    104,435        2,349,787
  Constellation Brands, Inc. -- Class A*..........    134,146        2,462,921
  Molson Coors Brewing Co. -- Class B.............     48,732        2,672,463
  Pepsi Bottling Group, Inc. .....................     75,826        2,556,094
  PepsiCo, Inc. ..................................     36,051        2,470,575
                                                                --------------
TOTAL BEVERAGES                                                     20,322,088
                                                                --------------

  BIOTECHNOLOGY 1.0%
  Amgen, Inc.*....................................     64,627        2,705,932
  Biogen Idec, Inc.*..............................     43,393        2,633,521
  Celgene Corp.*..................................     44,554        2,768,586
  Genzyme Corp.*..................................     36,630        2,576,920
  Gilead Sciences, Inc.*..........................     53,289        2,758,239
                                                                --------------
TOTAL BIOTECHNOLOGY                                                 13,443,198
                                                                --------------

  BUILDING PRODUCTS 0.4%
  Masco Corp. ....................................    131,831        2,400,643
  Trane, Inc. ....................................     56,195        2,613,629
                                                                --------------
TOTAL BUILDING PRODUCTS                                              5,014,272
                                                                --------------

  CAPITAL MARKETS 3.5%
  American Capital Strategies, Ltd. ..............     71,348        2,265,299
  Ameriprise Financial, Inc. .....................     49,410        2,346,481
  Bank of New York Mellon Corp. ..................     57,673        2,510,506
  Bear Stearns Cos., Inc. ........................    447,443        4,801,063
  Charles Schwab Corp. ...........................    135,921        2,935,894
  E*TRADE Financial Corp.*........................    715,571        2,847,973
  Federated Investors, Inc. -- Class B............     64,339        2,154,070
  Franklin Resources, Inc. .......................     26,683        2,538,888
  Goldman Sachs Group, Inc. ......................     14,884        2,848,351
  Janus Capital Group, Inc. ......................    110,589        3,103,127
  Legg Mason, Inc. ...............................     46,937        2,829,362
  Lehman Brothers Holdings, Inc. .................     58,759        2,599,498
  Merrill Lynch & Co., Inc. ......................     58,422        2,911,168
  Morgan Stanley..................................     56,397        2,740,894
  Northern Trust Corp. ...........................     37,872        2,806,694
  State Street Corp. .............................     31,452        2,268,947
  T. Rowe Price Group, Inc. ......................     52,455        3,071,765
                                                                --------------
TOTAL CAPITAL MARKETS                                               47,579,980
                                                                --------------

  CHEMICALS 2.6%
  Air Products & Chemicals, Inc. .................     28,498        2,805,058
  Ashland, Inc. ..................................     54,682        2,899,240
  Dow Chemical Co. ...............................     69,208        2,778,701
  Du Pont (E.I.) de Nemours & Co. ................     55,885        2,733,335
  Eastman Chemical Co. ...........................     41,150        3,024,525
  Ecolab, Inc. ...................................     58,680        2,696,933
  Hercules, Inc. .................................    137,594        2,586,767
  International Flavors & Fragrances, Inc. .......     60,112        2,741,708
  Monsanto Co. ...................................     26,144        2,980,939
  PPG Industries, Inc. ...........................     43,083        2,644,004
  Praxair, Inc. ..................................     31,193        2,848,233
  Rohm & Haas Co. ................................     47,922        2,561,431
  Sigma-Aldrich Corp. ............................     44,375        2,530,262
                                                                --------------
TOTAL CHEMICALS                                                     35,831,136
                                                                --------------

  COMMERCIAL BANKS 2.8%
  BB&T Corp. .....................................     74,663        2,560,194
  Comerica, Inc. .................................     66,039        2,293,534
  Fifth Third Bancorp.............................    112,185        2,404,125
  First Horizon National Corp. ...................    153,791        1,660,943
  Huntington Bancshares, Inc. ....................    235,662        2,212,866
  KeyCorp.........................................    112,664        2,718,582
  M&T Bank Corp. .................................     30,500        2,843,515
  Marshall & Ilsley Corp. ........................    106,632        2,663,667
  National City Corp. ............................    254,062        1,600,591
  PNC Financial Services Group, Inc. .............     39,404        2,732,667
  Regions Financial Corp. ........................    123,168        2,699,843
  SunTrust Banks, Inc. ...........................     42,699        2,380,469
  U.S. Bancorp....................................     75,215        2,549,036
  Wachovia Corp. .................................     86,980        2,535,467


See Notes to Financial Statements.

SEMI-ANNUAL REPORT 8


RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Wells Fargo & Co. ..............................     79,722       $2,371,730
  Zions Bancorp...................................     52,605        2,438,242
                                                                --------------
TOTAL COMMERCIAL BANKS                                              38,665,471
                                                                --------------

  COMMERCIAL SERVICES & SUPPLIES 1.8%
  Allied Waste Industries, Inc.*..................    252,130        3,116,327
  Avery Dennison Corp. ...........................     53,760        2,590,694
  Cintas Corp. ...................................     88,728        2,627,236
  Equifax, Inc. ..................................     74,854        2,864,663
  Monster Worldwide, Inc.*........................    107,578        2,617,373
  Pitney Bowes, Inc. .............................     72,122        2,604,326
  R.R. Donnelley & Sons Co. ......................     88,299        2,705,481
  Robert Half International, Inc. ................    101,259        2,399,838
  Waste Management, Inc. .........................     77,169        2,785,801
                                                                --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                24,311,739
                                                                --------------

  COMMUNICATIONS EQUIPMENT 1.6%
  Ciena Corp.*....................................     87,103        2,944,952
  Cisco Systems, Inc.*............................    102,474        2,627,433
  Corning, Inc. ..................................    106,810        2,852,895
  JDS Uniphase Corp.*.............................    193,895        2,774,638
  Juniper Networks, Inc.*.........................    104,641        2,890,184
  Motorola, Inc. .................................    277,506        2,763,960
  QUALCOMM, Inc. .................................     67,213        2,902,930
  Tellabs, Inc.*..................................    452,146        2,333,073
                                                                --------------
TOTAL COMMUNICATIONS EQUIPMENT                                      22,090,065
                                                                --------------

  COMPUTERS & PERIPHERALS 2.2%
  Apple, Inc.*....................................     19,492        3,390,633
  Dell, Inc.*.....................................    128,435        2,392,744
  EMC Corp.*......................................    178,325        2,746,205
  Hewlett-Packard Co. ............................     54,353        2,519,262
  International Business Machines Corp. ..........     21,766        2,627,156
  Lexmark International, Inc. -- Class A*.........     82,667        2,594,917
  NetApp, Inc.*...................................    130,338        3,154,180
  QLogic Corp.*...................................    168,365        2,687,105
  SanDisk Corp.*..................................    126,799        3,434,985
  Sun Microsystems, Inc.*.........................    161,069        2,522,341
  Teradata Corp.*.................................    109,894        2,339,643
                                                                --------------
TOTAL COMPUTERS & PERIPHERALS                                       30,409,171
                                                                --------------

  CONSTRUCTION & ENGINEERING 0.5%
  Fluor Corp. ....................................     19,783        3,024,227
  Jacobs Engineering Group, Inc.*.................     36,960        3,190,757
                                                                --------------
TOTAL CONSTRUCTION & ENGINEERING                                     6,214,984
                                                                --------------

  CONSTRUCTION MATERIALS 0.2%
  Vulcan Materials Co. ...........................     39,745        2,735,251
                                                                --------------
TOTAL CONSTRUCTION MATERIALS                                         2,735,251
                                                                --------------

  CONSUMER FINANCE 0.8%
  American Express Co. ...........................     58,004        2,785,352
  Capital One Financial Corp. ....................     49,691        2,633,623
  Discover Financial Services.....................    158,867        2,892,968
  SLM Corp.*......................................    160,023        2,965,226
                                                                --------------
TOTAL CONSUMER FINANCE                                              11,277,169
                                                                --------------

  CONTAINERS & PACKAGING 0.8%
  Ball Corp. .....................................     58,338        3,137,418
  Bemis Co., Inc. ................................    104,476        2,747,719
  Pactiv Corp.*...................................     97,614        2,322,237
  Sealed Air Corp. ...............................    105,387        2,665,237
                                                                --------------
TOTAL CONTAINERS & PACKAGING                                        10,872,611
                                                                --------------

  DISTRIBUTORS 0.2%
  Genuine Parts Co. ..............................     63,406        2,692,219
                                                                --------------
TOTAL DISTRIBUTORS                                                   2,692,219
                                                                --------------

  DIVERSIFIED CONSUMER SERVICES 0.4%
  Apollo Group, Inc. -- Class A*..................     46,253        2,354,278
  H&R Block, Inc. ................................    122,544        2,680,037
                                                                --------------
TOTAL DIVERSIFIED CONSUMER SERVICES                                  5,034,315
                                                                --------------

  DIVERSIFIED FINANCIAL SERVICES 1.9%
  Bank of America Corp. ..........................     63,833        2,396,291
  CIT Group, Inc. ................................    290,400        3,162,456
  Citigroup, Inc. ................................    118,642        2,998,083
  CME Group, Inc. ................................      5,509        2,520,092
  IntercontinentalExchange, Inc.*.................     20,785        3,224,793
  JPMorgan Chase & Co. ...........................     58,234        2,774,850
  Leucadia National Corp. ........................     58,005        2,971,016
  Moody's Corp. ..................................     73,051        2,699,965
  NYSE Euronext...................................     41,898        2,769,458
                                                                --------------
TOTAL DIVERSIFIED FINANCIAL SERVICES                                25,517,004
                                                                --------------

  DIVERSIFIED TELECOMMUNICATION SERVICES 1.4%
  AT&T, Inc. .....................................     70,257        2,719,649
  CenturyTel, Inc. ...............................     76,418        2,479,764
  Citizens Communications Co. ....................    241,758        2,591,646
  Embarq Corp. ...................................     65,469        2,721,546
  Qwest Communications International, Inc. .......    555,784        2,867,846
  Verizon Communications, Inc. ...................     72,178        2,777,409
  Windstream Corp. ...............................    211,984        2,488,692
                                                                --------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                        18,646,552
                                                                --------------

  ELECTRIC UTILITIES 2.6%
  Allegheny Energy, Inc. .........................     52,579        2,828,750
  American Electric Power Co., Inc. ..............     62,726        2,799,461
  Duke Energy Corp. ..............................    142,056        2,601,045
  Edison International............................     52,751        2,752,020
  Entergy Corp. ..................................     24,311        2,792,361
  Exelon Corp. ...................................     31,864        2,723,735
  FirstEnergy Corp. ..............................     37,012        2,799,588
  FPL Group, Inc. ................................     42,171        2,795,516
  Pepco Holdings, Inc. ...........................    103,505        2,578,310
  Pinnacle West Capital Corp. ....................     71,240        2,417,886
  PPL Corp. ......................................     55,354        2,658,099


See Notes to Financial Statements.

                                                            SEMI-ANNUAL REPORT 9



RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Progress Energy, Inc. ..........................     61,353       $2,576,212
  Southern Co. ...................................     71,609        2,666,003
                                                                --------------
TOTAL ELECTRIC UTILITIES                                            34,988,986
                                                                --------------

  ELECTRICAL EQUIPMENT 0.6%
  Cooper Industries, Ltd. -- Class A..............     68,115        2,887,395
  Emerson Electric Co. ...........................     51,898        2,712,189
  Rockwell Automation, Inc. ......................     47,229        2,561,229
                                                                --------------
TOTAL ELECTRICAL EQUIPMENT                                           8,160,813
                                                                --------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.8%
  Agilent Technologies, Inc.*.....................     87,355        2,638,995
  Jabil Circuit, Inc. ............................    216,612        2,356,739
  Molex, Inc. ....................................    112,106        3,181,568
  Tyco Electronics, Ltd. .........................     79,001        2,955,427
                                                                --------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                            11,132,729
                                                                --------------

  ENERGY EQUIPMENT & SERVICES 2.9%
  Baker Hughes, Inc. .............................     38,216        3,090,910
  BJ Services Co. ................................    104,548        2,955,572
  Cameron International Corp.*....................     65,342        3,216,787
  ENSCO International, Inc. ......................     41,992        2,676,150
  Halliburton Co. ................................     70,329        3,228,804
  Nabors Industries, Ltd.*........................     83,282        3,126,406
  National-Oilwell Varco, Inc.*...................     49,274        3,372,805
  Noble Corp. ....................................     54,803        3,084,313
  Rowan Cos., Inc. ...............................     69,718        2,718,305
  Schlumberger, Ltd. .............................     31,283        3,145,506
  Smith International, Inc. ......................     42,012        3,214,338
  Transocean, Inc.*...............................     19,463        2,870,014
  Weatherford International, Ltd.*................     40,028        3,229,059
                                                                --------------
TOTAL ENERGY EQUIPMENT & SERVICES                                   39,928,969
                                                                --------------

  FOOD & STAPLES RETAILING 1.8%
  Costco Wholesale Corp. .........................     40,908        2,914,695
  CVS Caremark Corp. .............................     64,438        2,601,362
  Kroger Co. .....................................    100,610        2,741,623
  Safeway, Inc. ..................................     87,699        2,771,288
  SUPERVALU, Inc. ................................     90,111        2,982,674
  Sysco Corp. ....................................     87,297        2,668,669
  Wal-Mart Stores, Inc. ..........................     48,581        2,816,726
  Walgreen Co. ...................................     70,037        2,440,790
  Whole Foods Market, Inc. .......................     79,242        2,586,459
                                                                --------------
TOTAL FOOD & STAPLES RETAILING                                      24,524,286
                                                                --------------

  FOOD PRODUCTS 2.6%
  Archer-Daniels-Midland Co. .....................     62,817        2,767,717
  Campbell Soup Co. ..............................     77,069        2,682,001
  ConAgra Foods, Inc. ............................    115,184        2,713,735
  Dean Foods Co.*.................................    127,593        2,965,261
  General Mills, Inc. ............................     42,492        2,566,517
  H.J. Heinz Co. .................................     56,685        2,665,895
  Hershey Co. ....................................     67,865        2,536,794
  Kellogg Co. ....................................     49,652        2,540,693
  Kraft Foods, Inc. -- Class A....................     82,978        2,624,594
  McCormick & Co., Inc. ..........................     70,159        2,651,309
  Sara Lee Corp. .................................    195,494        2,836,618
  Tyson Foods, Inc. -- Class A....................    150,785        2,683,973
  Wm. Wrigley Jr. Co. ............................     41,239        3,140,762
                                                                --------------
TOTAL FOOD PRODUCTS                                                 35,375,869
                                                                --------------

  GAS UTILITIES 0.4%
  Nicor, Inc. ....................................     76,569        2,689,103
  Questar Corp. ..................................     47,340        2,936,500
                                                                --------------
TOTAL GAS UTILITIES                                                  5,625,603
                                                                --------------

  HEALTH CARE EQUIPMENT & SUPPLIES 2.1%
  Baxter International, Inc. .....................     43,874        2,734,228
  Becton, Dickinson & Co. ........................     29,009        2,593,405
  Boston Scientific Corp.*........................    203,887        2,717,814
  C.R. Bard, Inc. ................................     25,843        2,433,635
  Covidien, Ltd. .................................     59,321        2,769,697
  Hospira, Inc.*..................................     59,130        2,433,199
  Medtronic, Inc. ................................     52,959        2,578,044
  St Jude Medical, Inc.*..........................     60,621        2,653,987
  Stryker Corp. ..................................     40,577        2,630,607
  Varian Medical Systems, Inc.*...................     54,892        2,573,337
  Zimmer Holdings, Inc.*..........................     32,455        2,406,863
                                                                --------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                              28,524,816
                                                                --------------

  HEALTH CARE PROVIDERS & SERVICES 3.0%
  Aetna, Inc. ....................................     60,220        2,625,592
  AmerisourceBergen Corp. ........................     62,074        2,517,101
  Cardinal Health, Inc. ..........................     49,502        2,577,569
  CIGNA Corp. ....................................     64,098        2,737,626
  Coventry Health Care, Inc.*.....................     60,883        2,723,297
  Express Scripts, Inc.*..........................     42,170        2,952,743
  Humana, Inc.*...................................     56,664        2,707,972
  Laboratory Corp. of America Holdings*...........     34,198        2,586,053
  McKesson Corp. .................................     46,918        2,445,366
  Medco Health Solutions, Inc.*...................     57,396        2,843,398
  Patterson Cos., Inc.*...........................     71,240        2,436,408
  Quest Diagnostics, Inc. ........................     56,866        2,853,536
  Tenet Healthcare Corp.*.........................    502,145        3,213,728
  UnitedHealth Group, Inc. .......................     72,582        2,368,351
  WellPoint, Inc.*................................     55,634        2,767,791
                                                                --------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                              40,356,531
                                                                --------------

  HEALTH CARE TECHNOLOGY 0.2%
  IMS Health, Inc. ...............................    120,423        2,980,469
                                                                --------------
TOTAL HEALTH CARE TECHNOLOGY                                         2,980,469
                                                                --------------

  HOTELS, RESTAURANTS & LEISURE 1.9%
  Carnival Corp. .................................     65,375        2,626,114
  Darden Restaurants, Inc. .......................     75,657        2,691,876
  International Game Technology...................     58,085        2,017,873
  Marriott International, Inc. -- Class A.........     75,946        2,604,948
  McDonald's Corp. ...............................     46,889        2,793,646
  Starbucks Corp.*................................    143,826        2,334,296
  Starwood Hotels & Resorts Worldwide, Inc. ......     50,823        2,653,469
  Wendy's International, Inc. ....................    108,290        3,140,410


See Notes to Financial Statements.

SEMI-ANNUAL REPORT 10


RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Wyndham Worldwide Corp. ........................    128,879       $2,768,321
  Yum! Brands, Inc. ..............................     69,005        2,807,123
                                                                --------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                 26,438,076
                                                                --------------

  HOUSEHOLD DURABLES 2.4%
  Black & Decker Corp. ...........................     38,804        2,546,706
  Centex Corp. ...................................    108,735        2,263,863
  D.R. Horton, Inc. ..............................    164,295        2,544,930
  Fortune Brands, Inc. ...........................     39,165        2,648,337
  Harman International Industries, Inc. ..........     58,417        2,387,503
  KB HOME.........................................    105,881        2,382,322
  Leggett & Platt, Inc. ..........................    166,856        2,769,810
  Lennar Corp. -- Class A.........................    152,433        2,807,816
  Newell Rubbermaid, Inc. ........................    112,456        2,308,722
  Pulte Homes, Inc. ..............................    184,034        2,399,803
  Snap-on, Inc. ..................................     52,277        3,100,549
  Stanley Works...................................     53,289        2,570,661
  Whirlpool Corp. ................................     29,669        2,159,310
                                                                --------------
TOTAL HOUSEHOLD DURABLES                                            32,890,332
                                                                --------------

  HOUSEHOLD PRODUCTS 0.7%
  Clorox Co. .....................................     45,106        2,390,618
  Colgate-Palmolive Co. ..........................     33,036        2,335,645
  Kimberly-Clark Corp. ...........................     39,396        2,520,950
  Procter & Gamble Co. ...........................     37,272        2,499,088
                                                                --------------
TOTAL HOUSEHOLD PRODUCTS                                             9,746,301
                                                                --------------

  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.6%
  AES Corp.*......................................    159,368        2,766,628
  Constellation Energy Group, Inc. ...............     30,311        2,565,826
  Dynegy, Inc. -- Class A*........................    333,988        2,878,977
                                                                --------------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS                   8,211,431
                                                                --------------

  INDUSTRIAL CONGLOMERATES 0.8%
  3M Co. .........................................     32,705        2,515,014
  General Electric Co. ...........................     69,045        2,257,772
  Textron, Inc. ..................................     47,510        2,898,585
  Tyco International, Ltd. .......................     59,109        2,765,710
                                                                --------------
TOTAL INDUSTRIAL CONGLOMERATES                                      10,437,081
                                                                --------------

  INSURANCE 4.8%
  ACE, Ltd. ......................................     45,324        2,732,584
  AFLAC, Inc. ....................................     39,967        2,664,600
  Allstate Corp. .................................     53,939        2,716,368
  Ambac Financial Group, Inc. ....................    445,553        2,062,910
  American International Group, Inc. .............     58,526        2,703,901
  Aon Corp. ......................................     62,665        2,844,364
  Assurant, Inc. .................................     41,889        2,722,785
  Chubb Corp. ....................................     51,746        2,740,986
  Cincinnati Financial Corp. .....................     65,979        2,368,646
  Genworth Financial, Inc. -- Class A.............    112,335        2,590,445
  Hartford Financial Services Group, Inc. ........     35,368        2,520,677
  Lincoln National Corp. .........................     49,941        2,684,828
  Loews Corp. ....................................     64,047        2,697,019
  Marsh & McLennan Cos., Inc. ....................    101,790        2,808,386
  MBIA, Inc. .....................................    204,290        2,124,616
  MetLife, Inc. ..................................     43,442        2,643,446
  Principal Financial Group, Inc. ................     47,378        2,542,304
  Progressive Corp. ..............................    160,325        2,916,312
  Prudential Financial, Inc. .....................     34,757        2,631,452
  SAFECO Corp. ...................................     59,438        3,966,892
  Torchmark Corp. ................................     42,531        2,753,457
  Travelers Cos., Inc. ...........................     53,860        2,714,544
  Unum Group......................................    118,218        2,743,840
  XL Capital, Ltd. -- Class A.....................     80,365        2,803,935
                                                                --------------
TOTAL INSURANCE                                                     64,699,297
                                                                --------------

  INTERNET & CATALOG RETAIL 0.6%
  Amazon.com, Inc.*...............................     35,929        2,825,097
  Expedia, Inc.*..................................    120,840        3,052,419
  IAC/InterActiveCorp*............................    124,195        2,584,498
                                                                --------------
TOTAL INTERNET & CATALOG RETAIL                                      8,462,014
                                                                --------------

  INTERNET SOFTWARE & SERVICES 1.1%
  Akamai Technologies, Inc.*......................     86,531        3,095,214
  eBay, Inc.*.....................................     91,341        2,858,060
  Google, Inc. -- Class A*........................      6,040        3,468,711
  VeriSign, Inc.*.................................     74,603        2,689,438
  Yahoo!, Inc.*...................................     94,085        2,578,870
                                                                --------------
TOTAL INTERNET SOFTWARE & SERVICES                                  14,690,293
                                                                --------------

  IT SERVICES 2.4%
  Affiliated Computer Services, Inc. -- Class A*..     53,638        2,841,205
  Automatic Data Processing, Inc. ................     62,965        2,783,053
  Cognizant Technology Solutions Corp. -- Class
     A*...........................................     91,838        2,961,776
  Computer Sciences Corp.*........................     63,616        2,773,021
  Convergys Corp.*................................    169,520        2,664,854
  Electronic Data Systems Corp. ..................    156,737        2,909,039
  Fidelity National Information Services, Inc. ...     66,861        2,411,008
  Fiserv, Inc.*...................................     52,761        2,667,069
  Paychex, Inc. ..................................     78,951        2,871,448
  Total System Services, Inc. ....................    113,919        2,711,272
  Unisys Corp.*...................................    608,034        2,529,421
  Western Union Co. ..............................    116,236        2,673,428
                                                                --------------
TOTAL IT SERVICES                                                   32,796,594
                                                                --------------

  LEISURE EQUIPMENT & PRODUCTS 0.8%
  Brunswick Corp. ................................    153,298        2,557,011
  Eastman Kodak Co. ..............................    154,148        2,757,708
  Hasbro, Inc. ...................................     93,374        3,320,379
  Mattel, Inc. ...................................    121,882        2,285,287
                                                                --------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                  10,920,385
                                                                --------------

  LIFE SCIENCES TOOLS & SERVICES 1.0%
  Applera Corp. -- Applied Biosystems Group.......     81,375        2,596,676
  Millipore Corp.*................................     38,354        2,688,615
  PerkinElmer, Inc. ..............................    110,555        2,936,341
  Thermo Electron Corp.*..........................     47,299        2,737,193
  Waters Corp.*...................................     47,732        2,933,609
                                                                --------------
TOTAL LIFE SCIENCES TOOLS & SERVICES                                13,892,434
                                                                --------------


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 11



RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)


  MACHINERY 2.9%
  Caterpillar, Inc. ..............................     34,498       $2,824,696
  Cummins, Inc. ..................................     52,588        3,294,638
  Danaher Corp. ..................................     33,646        2,625,061
  Deere & Co. ....................................     32,434        2,726,726
  Dover Corp. ....................................     62,515        3,092,617
  Eaton Corp. ....................................     32,134        2,822,651
  Illinois Tool Works, Inc. ......................     53,049        2,773,932
  Ingersoll-Rand Co., Ltd. -- Class A.............     59,790        2,653,480
  ITT Corp. ......................................     48,452        3,100,928
  Manitowoc Co., Inc. ............................     67,412        2,549,522
  PACCAR, Inc. ...................................     55,192        2,611,686
  Pall Corp. .....................................     69,126        2,403,511
  Parker-Hannifin Corp. ..........................     39,576        3,160,144
  Terex Corp.*....................................     43,693        3,044,528
                                                                --------------
TOTAL MACHINERY                                                     39,684,120
                                                                --------------

  MEDIA 3.0%
  CBS Corp. -- Class B............................    112,396        2,592,976
  Clear Channel Communications, Inc. .............     76,814        2,315,942
  Comcast Corp. -- Class A........................    131,593        2,704,236
  DIRECTV Group, Inc.*............................    104,016        2,562,954
  E.W. Scripps Co. -- Class A.....................     60,612        2,722,085
  Gannett Co., Inc. ..............................     84,391        2,415,270
  Interpublic Group of Cos., Inc.*................    298,702        2,703,253
  McGraw-Hill Cos., Inc. .........................     69,455        2,846,961
  Meredith Corp. .................................     64,798        2,100,103
  New York Times Co. -- Class A...................    132,581        2,585,330
  News Corp. -- Class A...........................    137,873        2,467,927
  Omnicom Group, Inc. ............................     59,520        2,841,485
  Time Warner, Inc. ..............................    179,054        2,658,952
  Viacom, Inc. -- Class B*........................     65,901        2,533,234
  Walt Disney Co. ................................     80,615        2,614,344
  Washington Post Co. -- Class B..................      3,816        2,501,770
                                                                --------------
TOTAL MEDIA                                                         41,166,822
                                                                --------------

  METALS & MINING 1.4%
  Alcoa, Inc. ....................................     72,774        2,531,080
  Allegheny Technologies, Inc. ...................     35,389        2,435,825
  Freeport-McMoRan Copper & Gold, Inc. ...........     28,868        3,283,735
  Newmont Mining Corp. ...........................     54,054        2,389,727
  Nucor Corp. ....................................     36,995        2,793,122
  Titanium Metals Corp. ..........................    186,579        2,843,464
  United States Steel Corp. ......................     22,098        3,401,987
                                                                --------------
TOTAL METALS & MINING                                               19,678,940
                                                                --------------

  MULTI-UTILITIES 2.6%
  Ameren Corp. ...................................     59,059        2,678,916
  CenterPoint Energy, Inc. .......................    180,674        2,749,858
  CMS Energy Corp. ...............................    185,152        2,699,516
  Consolidated Edison, Inc. ......................     62,726        2,609,402
  Dominion Resources, Inc. .......................     63,046        2,735,566
  DTE Energy Co. .................................     65,210        2,628,615
  Integrys Energy Group, Inc. ....................     56,245        2,693,573
  NiSource, Inc. .................................    145,606        2,606,347
  PG&E Corp. .....................................     69,205        2,768,200
  Public Service Enterprise Group, Inc. ..........     61,405        2,696,294
  Sempra Energy...................................     51,407        2,913,235
  TECO Energy, Inc. ..............................    169,882        2,719,811
  Xcel Energy, Inc. ..............................    127,164        2,645,011
                                                                --------------
TOTAL MULTI-UTILITIES                                               35,144,344
                                                                --------------

  MULTILINE RETAIL 1.8%
  Big Lots, Inc.*.................................    119,638        3,233,815
  Dillard's, Inc. -- Class A......................    143,865        2,934,846
  Family Dollar Stores, Inc. .....................    129,740        2,776,436
  J.C. Penney Co., Inc. ..........................     62,682        2,663,985
  Kohl's Corp.*...................................     58,045        2,835,498
  Macy's, Inc. ...................................    105,293        2,662,860
  Nordstrom, Inc. ................................     73,342        2,586,039
  Sears Holdings Corp.*...........................     25,160        2,481,028
  Target Corp. ...................................     49,392        2,624,197
                                                                --------------
TOTAL MULTILINE RETAIL                                              24,798,704
                                                                --------------

  OFFICE ELECTRONICS 0.2%
  Xerox Corp. ....................................    169,324        2,365,456
                                                                --------------
TOTAL OFFICE ELECTRONICS                                             2,365,456
                                                                --------------

  OIL, GAS & CONSUMABLE FUELS 4.9%
  Anadarko Petroleum Corp. .......................     42,751        2,845,507
  Apache Corp. ...................................     23,570        3,174,408
  Chesapeake Energy Corp. ........................     58,107        3,004,132
  Chevron Corp. ..................................     30,482        2,930,844
  ConocoPhillips..................................     34,658        2,985,787
  CONSOL Energy, Inc. ............................     40,467        3,276,208
  Devon Energy Corp. .............................     26,695        3,027,213
  El Paso Corp. ..................................    167,782        2,875,784
  EOG Resources, Inc. ............................     22,898        2,987,731
  Exxon Mobil Corp. ..............................     29,901        2,782,886
  Hess Corp. .....................................     28,537        3,030,629
  Marathon Oil Corp. .............................     55,503        2,529,272
  Murphy Oil Corp. ...............................     34,057        3,076,709
  Noble Energy, Inc. .............................     36,261        3,154,707
  Occidental Petroleum Corp. .....................     37,092        3,086,425
  Peabody Energy Corp. ...........................     53,101        3,246,064
  Range Resources Corp. ..........................     44,263        2,938,178
  Spectra Energy Corp. ...........................    111,028        2,742,392
  Sunoco, Inc. ...................................     45,767        2,124,046
  Tesoro Corp. ...................................     84,203        2,116,863
  Valero Energy Corp. ............................     50,827        2,482,899
  Williams Cos., Inc. ............................     81,646        2,898,433
  XTO Energy, Inc. ...............................     44,695        2,764,833
                                                                --------------
TOTAL OIL, GAS & CONSUMABLE FUELS                                   66,081,950
                                                                --------------

  PAPER & FOREST PRODUCTS 0.6%
  International Paper Co. ........................     94,182        2,464,743
  MeadWestvaco Corp. .............................     96,303        2,532,769
  Weyerhaeuser Co. ...............................     40,668        2,597,872
                                                                --------------
TOTAL PAPER & FOREST PRODUCTS                                        7,595,384
                                                                --------------


See Notes to Financial Statements.

SEMI-ANNUAL REPORT 12


RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)


  PERSONAL PRODUCTS 0.4%
  Avon Products, Inc. ............................     64,209       $2,505,435
  Estee Lauder Cos., Inc -- Class A...............     57,335        2,615,050
                                                                --------------
TOTAL PERSONAL PRODUCTS                                              5,120,485
                                                                --------------

  PHARMACEUTICALS 2.7%
  Abbott Laboratories.............................     46,377        2,446,387
  Allergan, Inc. .................................     45,547        2,567,484
  Barr Pharmaceuticals, Inc.*.....................     54,842        2,754,714
  Bristol-Myers Squibb Co. .......................    119,291        2,620,823
  Eli Lilly & Co. ................................     51,316        2,470,352
  Forest Laboratories, Inc.*......................     65,229        2,264,099
  Johnson & Johnson...............................     39,046        2,619,596
  King Pharmaceuticals, Inc.*.....................    292,820        2,749,580
  Merck & Co., Inc. ..............................     59,339        2,257,255
  Mylan Laboratories, Inc. .......................    228,428        3,008,397
  Pfizer, Inc. ...................................    123,709        2,487,788
  Schering-Plough Corp. ..........................    128,332        2,362,592
  Watson Pharmaceuticals, Inc.*...................     89,440        2,776,218
  Wyeth...........................................     61,925        2,753,805
                                                                --------------
TOTAL PHARMACEUTICALS                                               36,139,090
                                                                --------------

  REAL ESTATE INVESTMENT TRUSTS (REITS) 2.8%
  Apartment Investment & Management Co. -- Class
     A............................................     66,903        2,474,073
  AvalonBay Communities, Inc. ....................     25,081        2,501,830
  Boston Properties, Inc. ........................     27,976        2,811,308
  Developers Diversified Realty Corp. ............     62,921        2,702,457
  Equity Residential Properties Trust.............     62,272        2,585,534
  General Growth Properties, Inc. ................     72,744        2,979,594
  HCP, Inc. ......................................     76,204        2,720,483
  Host Hotels & Resorts, Inc. ....................    161,436        2,776,699
  Kimco Realty Corp. .............................     69,473        2,772,667
  Plum Creek Timber Co., Inc. ....................     62,735        2,562,097
  ProLogis........................................     43,280        2,709,761
  Public Storage, Inc. ...........................     28,077        2,546,584
  Simon Property Group, Inc. .....................     27,465        2,742,655
  Vornado Realty Trust............................     30,710        2,858,794
                                                                --------------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)                         37,744,536
                                                                --------------

  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.2%
  CB Richard Ellis Group, Inc. -- Class A*........    135,572        3,134,425
                                                                --------------
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT                           3,134,425
                                                                --------------

  ROAD & RAIL 1.1%
  Burlington Northern Santa Fe Corp. .............     28,147        2,886,475
  CSX Corp. ......................................     47,159        2,968,659
  Norfolk Southern Corp. .........................     48,511        2,890,286
  Ryder System, Inc. .............................     41,739        2,857,869
  Union Pacific Corp. ............................     20,865        3,029,389
                                                                --------------
TOTAL ROAD & RAIL                                                   14,632,678
                                                                --------------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.8%
  Advanced Micro Devices, Inc.*...................    414,754        2,471,934
  Altera Corp. ...................................    141,356        3,008,056
  Analog Devices, Inc. ...........................     91,742        2,955,010
  Applied Materials, Inc. ........................    121,685        2,270,642
  Broadcom Corp. -- Class A*......................    151,665        3,937,223
  Intel Corp. ....................................    117,958        2,625,745
  KLA-Tencor Corp. ...............................     71,900        3,140,592
  Linear Technology Corp. ........................     82,719        2,891,856
  LSI Logic Corp.*................................    507,240        3,144,888
  MEMC Electronic Materials, Inc.*................     31,283        1,969,890
  Microchip Technology, Inc. .....................     76,929        2,827,141
  Micron Technology, Inc.*........................    435,161        3,359,443
  National Semiconductor Corp. ...................    142,366        2,902,843
  Novellus Systems, Inc.*.........................    119,901        2,621,036
  NVIDIA Corp.*...................................    142,092        2,919,990
  Teradyne, Inc.*.................................    212,980        2,830,504
  Texas Instruments, Inc. ........................     90,492        2,638,747
  Xilinx, Inc. ...................................    106,370        2,634,785
                                                                --------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                      51,150,325
                                                                --------------

  SOFTWARE 2.3%
  Adobe Systems, Inc.*............................     73,945        2,757,409
  Autodesk, Inc.*.................................     80,135        3,045,130
  BMC Software, Inc.*.............................     78,219        2,718,893
  CA, Inc. .......................................    115,123        2,548,823
  Citrix Systems, Inc.*...........................     80,135        2,624,421
  Compuware Corp.*................................    336,235        2,535,212
  Electronic Arts, Inc.*..........................     53,249        2,740,726
  Intuit, Inc.*...................................     95,281        2,569,729
  Microsoft Corp. ................................     88,150        2,514,038
  Novell, Inc.*...................................    424,221        2,664,108
  Oracle Corp.*...................................    128,625        2,681,831
  Symantec Corp.*.................................    152,442        2,625,051
                                                                --------------
TOTAL SOFTWARE                                                      32,025,371
                                                                --------------

  SPECIALTY RETAIL 3.3%
  Abercrombie & Fitch Co. -- Class A..............     33,746        2,507,665
  AutoNation, Inc.*...............................    167,924        2,688,463
  AutoZone, Inc.*.................................     22,097        2,668,213
  Bed Bath & Beyond, Inc.*........................     82,318        2,675,335
  Best Buy Co., Inc. .............................     61,252        2,635,061
  GameStop Corp. -- Class A*......................     51,976        2,860,759
  Gap, Inc. ......................................    120,182        2,237,789
  Home Depot, Inc. ...............................     92,484        2,663,539
  Limited Brands, Inc. ...........................    151,803        2,811,392
  Lowe's Cos., Inc. ..............................    111,996        2,821,179
  Office Depot, Inc.*.............................    218,344        2,768,602
  OfficeMax, Inc. ................................    128,251        2,343,146
  RadioShack Corp. ...............................    157,060        2,183,134
  Sherwin-Williams Co. ...........................     47,060        2,603,359
  Staples, Inc. ..................................    112,908        2,450,104
  Tiffany & Co. ..................................     68,032        2,962,113
  TJX Cos., Inc. .................................     76,867        2,476,655
                                                                --------------
TOTAL SPECIALTY RETAIL                                              44,356,508
                                                                --------------

  TEXTILES, APPAREL & LUXURY GOODS 1.2%
  Coach, Inc.*....................................     87,154        3,100,068
  Jones Apparel Group, Inc. ......................    182,465        2,888,421


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 13



RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Liz Claiborne, Inc. ............................    136,501       $2,414,702
  NIKE, Inc. -- Class B...........................     38,624        2,580,083
  Polo Ralph Lauren Corp. ........................     42,853        2,661,600
  V.F. Corp. .....................................     32,705        2,432,598
                                                                --------------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                              16,077,472
                                                                --------------

  THRIFTS & MORTGAGE FINANCE 1.2%
  Countrywide Financial Corp. ....................    465,156        2,688,602
  Federal Home Loan Mortgage Corp. ...............     77,882        1,940,041
  Federal National Mortgage Association...........     74,986        2,122,104
  Hudson City Bancorp, Inc. ......................    140,296        2,683,862
  MGIC Investment Corp. ..........................    196,740        2,563,522
  Sovereign Bancorp, Inc. ........................    259,254        1,936,627
  Washington Mutual, Inc. ........................    250,828        3,082,676
                                                                --------------
TOTAL THRIFTS & MORTGAGE FINANCE                                    17,017,434
                                                                --------------

  TOBACCO 0.7%
  Altria Group, Inc. .............................    119,361        2,387,220
  Philip Morris International, Inc.*..............     47,815        2,440,000
  Reynolds American, Inc. ........................     42,001        2,261,754
  UST, Inc. ......................................     45,618        2,375,329
                                                                --------------
TOTAL TOBACCO                                                        9,464,303
                                                                --------------

  TRADING COMPANIES & DISTRIBUTORS 0.2%
  W.W. Grainger, Inc. ............................     32,745        2,839,319
                                                                --------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                               2,839,319
                                                                --------------

  WIRELESS TELECOMMUNICATION SERVICES 0.5%
  American Tower Corp. -- Class A*................     65,080        2,825,774
  Sprint Nextel Corp. ............................    441,357        3,526,442
                                                                --------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                            6,352,216
                                                                --------------
TOTAL COMMON STOCKS
  (Cost $1,541,411,051)                                          1,357,438,441
                                                                --------------

SHORT TERM INVESTMENTS 0.2%
  SSgA Prime Money Market Fund....................  2,989,177        2,989,177
                                                                --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $2,989,177)                                                  2,989,177
                                                                --------------
TOTAL INVESTMENTS 100.0%
  (Cost $1,544,400,228)                                          1,360,427,618
                                                                --------------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.0%(A)                         502,452
                                                                --------------
NET ASSETS--100.0%                                              $1,360,930,070
------------------------------------------------------------------------------



     * Non-Income Producing Security.
   (a) Amount represents less than 0.05% of net assets.




See Notes to Financial Statements.

SEMI-ANNUAL REPORT 14



RYDEX RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2008

--------------------------------------------------------------------------------



                                                                     MARKET
                                                      SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS 99.6%
  AEROSPACE & DEFENSE 2.3%
  Boeing Co. .....................................     78,720    $6,680,179
  United Technologies Corp. ......................     99,419     7,204,895
                                                               ------------
TOTAL AEROSPACE & DEFENSE                                        13,885,074
                                                               ------------
  AIR FREIGHT & LOGISTICS 0.8%
  United Parcel Service, Inc. -- Class B..........     67,120     4,860,159
                                                               ------------
TOTAL AIR FREIGHT & LOGISTICS                                     4,860,159
                                                               ------------
  BEVERAGES 4.2%
  Coca-Cola Co. ..................................    230,935    13,595,144
  PepsiCo, Inc. ..................................    162,848    11,159,973
                                                               ------------
TOTAL BEVERAGES                                                  24,755,117
                                                               ------------
  BIOTECHNOLOGY 1.3%
  Amgen, Inc.*....................................    108,465     4,541,429
  Genentech, Inc.*................................     46,535     3,173,687
                                                               ------------
TOTAL BIOTECHNOLOGY                                               7,715,116
                                                               ------------
  CAPITAL MARKETS 3.0%
  Goldman Sachs Group, Inc. ......................     42,477     8,128,824
  Merrill Lynch & Co., Inc. ......................     87,963     4,383,196
  Morgan Stanley..................................    107,058     5,203,019
                                                               ------------
TOTAL CAPITAL MARKETS                                            17,715,039
                                                               ------------
  COMMERCIAL BANKS 2.6%
  Wachovia Corp. .................................    191,166     5,572,489
  Wells Fargo & Co. ..............................    335,584     9,983,624
                                                               ------------
TOTAL COMMERCIAL BANKS                                           15,556,113
                                                               ------------
  COMMUNICATIONS EQUIPMENT 3.8%
  Cisco Systems, Inc.*............................    606,284    15,545,122
  QUALCOMM, Inc. .................................    166,630     7,196,749
                                                               ------------
TOTAL COMMUNICATIONS EQUIPMENT                                   22,741,871
                                                               ------------
  COMPUTERS & PERIPHERALS 7.4%
  Apple, Inc.*....................................     86,471    15,041,631
  Hewlett-Packard Co. ............................    267,774    12,411,325
  International Business Machines Corp. ..........    136,352    16,457,686
                                                               ------------
TOTAL COMPUTERS & PERIPHERALS                                    43,910,642
                                                               ------------
  CONSUMER FINANCE 1.0%
  American Express Co. ...........................    103,536     4,971,799
  Discover Financial Services.....................     47,633       867,397
                                                               ------------
TOTAL CONSUMER FINANCE                                            5,839,196
                                                               ------------
  DIVERSIFIED FINANCIAL SERVICES 7.7%
  Bank of America Corp. ..........................    443,670    16,655,372
  Citigroup, Inc. ................................    492,937    12,456,518
  JPMorgan Chase & Co. ...........................    341,531    16,273,952
                                                               ------------
TOTAL DIVERSIFIED FINANCIAL SERVICES                             45,385,842
                                                               ------------
  DIVERSIFIED TELECOMMUNICATION SERVICES 5.9%
  AT&T, Inc. .....................................    616,399    23,860,805
  Verizon Communications, Inc. ...................    290,268    11,169,513
                                                               ------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                     35,030,318
                                                               ------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.3%
  Tyco Electronics, Ltd. .........................     49,552     1,853,740
                                                               ------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                          1,853,740
                                                               ------------
  ENERGY EQUIPMENT & SERVICES 2.0%
  Schlumberger, Ltd. .............................    117,829   $11,847,706
                                                               ------------
TOTAL ENERGY EQUIPMENT & SERVICES                                11,847,706
                                                               ------------
  FOOD & STAPLES RETAILING 2.4%
  Wal-Mart Stores, Inc. ..........................    241,053    13,976,253
                                                               ------------
TOTAL FOOD & STAPLES RETAILING                                   13,976,253
                                                               ------------
  HEALTH CARE EQUIPMENT & SUPPLIES 0.4%
  Covidien, Ltd. .................................     49,552     2,313,583
                                                               ------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                            2,313,583
                                                               ------------
  HEALTH CARE PROVIDERS & SERVICES 0.7%
  UnitedHealth Group, Inc. .......................    134,512     4,389,127
                                                               ------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                            4,389,127
                                                               ------------
  HOUSEHOLD PRODUCTS 3.6%
  Procter & Gamble Co. ...........................    314,813    21,108,212
                                                               ------------
TOTAL HOUSEHOLD PRODUCTS                                         21,108,212
                                                               ------------
  INDUSTRIAL CONGLOMERATES 6.1%
  General Electric Co. ...........................  1,028,559    33,633,879
  Tyco International, Ltd. .......................     49,552     2,318,538
                                                               ------------
TOTAL INDUSTRIAL CONGLOMERATES                                   35,952,417
                                                               ------------
  INSURANCE 1.8%
  American International Group, Inc. .............    224,091    10,353,004
                                                               ------------
TOTAL INSURANCE                                                  10,353,004
                                                               ------------
  INTERNET SOFTWARE & SERVICES 2.2%
  Google, Inc. -- Class A*........................     22,932    13,169,618
                                                               ------------
TOTAL INTERNET SOFTWARE & SERVICES                               13,169,618
                                                               ------------
  MEDIA 3.7%
  Comcast Corp. -- Class A........................    295,260     6,067,593
  News Corp. -- Class A...........................    227,830     4,078,157
  Time Warner, Inc. ..............................    376,746     5,594,678
  Walt Disney Co. ................................    198,113     6,424,805
                                                               ------------
TOTAL MEDIA                                                      22,165,233
                                                               ------------
  OIL, GAS & CONSUMABLE FUELS 14.7%
  Chevron Corp. ..................................    214,861    20,658,885
  ConocoPhillips..................................    163,400    14,076,910
  Exxon Mobil Corp. ..............................    563,441    52,439,454
                                                               ------------
TOTAL OIL, GAS & CONSUMABLE FUELS                                87,175,249
                                                               ------------
  PHARMACEUTICALS 10.3%
  Abbott Laboratories.............................    153,993     8,123,131
  Eli Lilly & Co. ................................     99,308     4,780,687
  Johnson & Johnson...............................    289,580    19,427,922
  Merck & Co., Inc. ..............................    216,671     8,242,165
  Pfizer, Inc. ...................................    701,648    14,110,141
  Wyeth...........................................    134,479     5,980,281
                                                               ------------
TOTAL PHARMACEUTICALS                                            60,664,327
                                                               ------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.2%
  Intel Corp. ....................................    580,951    12,931,969
                                                               ------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                   12,931,969
                                                               ------------
  SOFTWARE 5.3%
  Microsoft Corp. ................................    820,635    23,404,510
  Oracle Corp.*...................................    385,474     8,037,133
                                                               ------------
TOTAL SOFTWARE                                                   31,441,643
                                                               ------------


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 15



RYDEX RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                                     MARKET
                                                      SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  SPECIALTY RETAIL 1.0%
  Home Depot, Inc. ...............................    197,397    $5,685,034
                                                               ------------
TOTAL SPECIALTY RETAIL                                            5,685,034
                                                               ------------
  TOBACCO 2.5%
  Altria Group, Inc. .............................    210,266     4,205,320
  Philip Morris International, Inc.*..............    210,266    10,729,874
                                                               ------------
TOTAL TOBACCO                                                    14,935,194
                                                               ------------
  WIRELESS TELECOMMUNICATION SERVICES 0.4%
  Sprint Nextel Corp. ............................    281,189     2,246,700
                                                               ------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                         2,246,700
                                                               ------------
TOTAL COMMON STOCKS
  (Cost $625,442,886)                                           589,603,496
                                                               ------------
SHORT TERM INVESTMENTS 0.3%
  SSgA Prime Money Market Fund....................  1,808,576     1,808,576
                                                               ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $1,808,576)                                               1,808,576
                                                               ------------
TOTAL INVESTMENTS 99.9%
  (Cost $627,251,462)                                           591,412,072
                                                               ------------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%                         520,191
                                                               ------------
NET ASSETS--100.0%                                             $591,932,263
---------------------------------------------------------------------------



*    Non-Income Producing Security.


See Notes to Financial Statements.

SEMI-ANNUAL REPORT 16




STATEMENTS OF ASSETS AND LIABILITIES                  April 30, 2008 (Unaudited)

--------------------------------------------------------------------------------


                                                                RYDEX S&P   RYDEX RUSSELL
                                                                    EQUAL          TOP 50
                                                               WEIGHT ETF             ETF
                                                           --------------   -------------
ASSETS
Investments at Market Value*.............................  $1,360,427,618    $591,412,072
Cash.....................................................              10              --
Receivables:
  Dividends..............................................         940,732         616,292
                                                           --------------    ------------
     TOTAL ASSETS........................................   1,361,368,360     592,028,364
                                                           --------------    ------------
LIABILITIES
Payables:
  Accrued Management Fees................................         438,290          96,101
                                                           --------------    ------------
     TOTAL LIABILITIES...................................         438,290          96,101
                                                           --------------    ------------
NET ASSETS...............................................  $1,360,930,070    $591,932,263
                                                           ==============    ============
NET ASSETS CONSIST OF:
Paid-in Capital..........................................  $1,563,937,709    $628,647,119
Undistributed Net Investment Income......................       1,111,744         671,729
Accumulated Net Realized Loss on Investments.............     (20,146,773)     (1,547,195)
Net Unrealized Depreciation on Investments...............    (183,972,610)    (35,839,390)
                                                           --------------    ------------
NET ASSETS...............................................  $1,360,930,070    $591,932,263
                                                           ==============    ============
Shares Outstanding (Unlimited Shares Authorized), No Par
  Value..................................................      30,057,482       5,750,122
                                                           ==============    ============
Net Asset Value, Offering Price and Repurchase Price Per
  Share..................................................  $        45.28    $     102.94
                                                           ==============    ============
*Total Cost of Investments...............................  $1,544,400,228    $627,251,462
                                                           ==============    ============





See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 17



STATEMENTS OF OPERATIONS                                For the Six Months Ended
                                                      April 30, 2008 (Unaudited)

--------------------------------------------------------------------------------


                                                                RYDEX S&P   RYDEX RUSSELL
                                                                    EQUAL          TOP 50
                                                               WEIGHT ETF             ETF
                                                            -------------   -------------
INVESTMENT INCOME
  Dividends...............................................  $  15,676,565    $  7,343,214
                                                            -------------    ------------
     Total Income.........................................     15,676,565       7,343,214
                                                            -------------    ------------
EXPENSES
  Management Fee..........................................      3,077,845         608,904
                                                            -------------    ------------
Net Investment Income.....................................     12,598,720       6,734,310
                                                            -------------    ------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net Realized Gain/(Loss) From:
  Investments.............................................    (16,747,338)         (8,895)
  In-kind Redemptions.....................................     56,554,889       8,750,090
                                                            -------------    ------------
     Net Realized Gain....................................     39,807,551       8,741,195
Net Change in Unrealized Depreciation on Investments......   (256,979,913)    (90,015,293)
                                                            -------------    ------------
Net Realized and Unrealized Loss on Investments...........   (217,172,362)    (81,274,098)
                                                            -------------    ------------
     NET DECREASE IN NET ASSETS RESULTING FROM
       OPERATIONS.........................................  $(204,573,642)   $(74,539,788)
                                                            =============    ============





See Notes to Financial Statements.

SEMI-ANNUAL REPORT 18



STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                        RYDEX S&P EQUAL WEIGHT ETF             RYDEX RUSSELL TOP 50 ETF
                                   -----------------------------------   -----------------------------------
                                   SIX MONTHS ENDED                      SIX MONTHS ENDED
                                     APRIL 30, 2008         YEAR ENDED     APRIL 30, 2008         YEAR ENDED
                                        (UNAUDITED)   OCTOBER 31, 2007        (UNAUDITED)   OCTOBER 31, 2007
                                   ----------------   ----------------   ----------------   ----------------
OPERATIONS
  Net Investment Income..........   $   12,598,720     $    25,817,694     $   6,734,310      $  10,928,752
  Net Realized Gain..............       39,807,551         236,861,135         8,741,195         27,813,824
  Net Change in Unrealized
     Appreciation/(Depreciation)
     on Investments..............     (256,979,913)        (60,770,241)      (90,015,293)        33,495,340
                                    --------------     ---------------     -------------      -------------
  Net Increase/(Decrease) in Net
     Assets Resulting From
     Operations..................     (204,573,642)        201,908,588       (74,539,788)        72,237,916
                                    --------------     ---------------     -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM
  Net Investment Income..........      (12,089,503)        (25,503,538)       (6,752,842)       (10,668,692)
                                    --------------     ---------------     -------------      -------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold......      138,987,881       1,286,385,367       108,495,560        451,183,675
  Value of Shares Reinvested.....           24,450             214,399             8,775              3,303
  Value of Shares Repurchased....     (739,111,684)     (1,045,109,356)     (116,634,221)      (195,942,838)
                                    --------------     ---------------     -------------      -------------
  Net Increase/(Decrease) in Net
     Assets Resulting From Share
     Transactions................     (600,099,353)        241,490,410        (8,129,886)       255,244,140
                                    --------------     ---------------     -------------      -------------
     Increase/(Decrease) in Net
       Assets....................     (816,762,498)        417,895,460       (89,422,516)       316,813,364
NET ASSETS--BEGINNING OF PERIOD..    2,177,692,568       1,759,797,108       681,354,779        364,541,415
                                    --------------     ---------------     -------------      -------------
NET ASSETS--END OF PERIOD(1).....   $1,360,930,070     $ 2,177,692,568     $ 591,932,263      $ 681,354,779
                                    ==============     ===============     =============      =============
(1) Including Undistributed Net
  Investment Income..............   $    1,111,744     $       602,527     $     671,729      $     690,261
                                    ==============     ===============     =============      =============
CHANGES IN SHARES OUTSTANDING:
  Shares Sold....................        3,150,000          25,750,000         1,050,000          4,150,000
  Shares Reinvested..............              536               4,357                87                 30
  Shares Repurchased.............      (16,104,000)        (20,950,000)       (1,150,000)        (1,800,000)
  Shares Outstanding, Beginning
     of Period...................       43,010,946          38,206,589         5,850,035          3,500,005
                                    --------------     ---------------     -------------      -------------
  Shares Outstanding, End of
     Year........................       30,057,482          43,010,946         5,750,122          5,850,035
                                    ==============     ===============     =============      =============





See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 19




FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


                                                             RYDEX S&P EQUAL WEIGHT ETF
                        ----------------------------------------------------------------------------------------------------
                                                                                                              FOR THE PERIOD
                             SIX MONTHS                                                                      APRIL 24, 2003*
                                  ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED          THROUGH
                         APRIL 30, 2008      OCTOBER 31,      OCTOBER 31,      OCTOBER 31,      OCTOBER 31,      OCTOBER 31,
                            (UNAUDITED)             2007       2006(1)(2)          2005(1)          2004(1)          2003(1)
                        ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT
  BEGINNING OF
  PERIOD..............           $50.63           $46.06           $39.68           $35.70           $31.61           $25.26
                             ----------       ----------       ----------       ----------         --------         --------
Net Investment
  Income**............             0.37             0.59             0.52             0.43             0.37             0.18
Net Realized and
  Unrealized
  Gain/(Loss) on
  Investments.........            (5.36)            4.56             6.36             3.95             4.08             6.33
                             ----------       ----------       ----------       ----------         --------         --------
TOTAL FROM INVESTMENT
  OPERATIONS..........            (4.99)            5.15             6.88             4.38             4.45             6.51
                             ----------       ----------       ----------       ----------         --------         --------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment
  Income..............            (0.36)           (0.58)           (0.50)           (0.40)           (0.36)           (0.16)
                             ----------       ----------       ----------       ----------         --------         --------
NET ASSET VALUE AT END
  OF PERIOD...........           $45.28           $50.63           $46.06           $39.68           $35.70           $31.61
                             ==========       ==========       ==========       ==========         ========         ========
TOTAL RETURN***.......            (9.86)%          11.23%           17.42%           12.29%           14.11%           25.77%
RATIOS/SUPPLEMENTAL
  DATA:
Net Assets at End of
  Period (000's
  Omitted)............       $1,360,930       $2,177,693       $1,759,797       $1,071,410         $485,636         $177,135
RATIO TO AVERAGE NET
  ASSETS OF:
Expenses..............             0.40%****        0.40%            0.40%            0.40%            0.40%            0.40%****
Net Investment
  Income..............             1.64%****        1.22%            1.21%            1.11%            1.09%            1.13%****
Portfolio Turnover
  Rate+...............               14%              25%              16%              22%              55%              42%



      * The Fund commenced operations on April 24, 2003.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
    (1) All per share information representing data prior to April 26, 2006 has been adjusted for the effect of a 4 for 1 stock split which occurred on April 26, 2006.
    (2) Beginning with the year ended October 31, 2006, the Fund was audited by Ernst & Young LLP. The previous periods were audited by another independent registered public accounting firm.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

SEMI-ANNUAL REPORT 20



FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                 RYDEX RUSSELL TOP 50 ETF
                                        --------------------------------------------------------------------------
                                            SIX MONTHS                                              FOR THE PERIOD
                                                 ENDED                                                MAY 4, 2005*
                                        APRIL 30, 2008         YEAR ENDED            YEAR ENDED            THROUGH
                                           (UNAUDITED)   OCTOBER 31, 2007   OCTOBER 31, 2006(1)   OCTOBER 31, 2005
                                        --------------   ----------------   -------------------   ----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD..............................         $116.47            $104.15                $91.39             $91.51
                                              --------           --------              --------           --------
Net Investment Income**...............            1.15               2.15                  1.92               0.79
Net Realized and Unrealized
  Gain/(Loss) on Investments..........          (13.52)             12.25                 12.71              (0.46)
                                              --------           --------              --------           --------
TOTAL FROM INVESTMENT OPERATIONS......          (12.37)             14.40                 14.63               0.33
                                              --------           --------              --------           --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income.................           (1.16)             (2.08)                (1.87)             (0.45)
                                              --------           --------              --------           --------
NET ASSET VALUE AT END OF PERIOD......         $102.94            $116.47               $104.15             $91.39
                                              ========           ========              ========           ========
TOTAL RETURN***.......................          (10.63)%            13.96%                16.18%              0.36%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)............................        $591,932           $681,355              $364,541           $137,085
RATIO TO AVERAGE NET ASSETS OF:
Expenses..............................            0.20%****          0.20%                 0.20%              0.20%****
Net Investment Income.................            2.21%****          1.96%                 1.98%              1.74%****
Portfolio Turnover Rate+..............               0%                 8%                    7%                 1%



      * The Fund commenced operations on May 4, 2005.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
    (1) Beginning with the year ended October 31, 2006, the Fund was audited by Ernst & Young LLP. The previous periods were audited by another independent registered public accounting firm.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 21




NOTES TO FINANCIAL STATEMENTS (Unaudited)                         April 30, 2008

--------------------------------------------------------------------------------

1.  ORGANIZATION

Rydex ETF Trust (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Delaware statutory trust on November 22, 2002. As of April 30, 2008, the Trust offers twenty three portfolios, each of which represents a separate series of beneficial interest in the Trust (each a "Fund" and collectively the "Funds"). The financial statements herein relate to the following two Funds: Rydex S&P Equal Weight ETF and Rydex Russell Top 50 ETF. Rydex S&P Equal Weight ETF commenced operations on April 24, 2003 and the Rydex Russell Top 50 ETF commenced operations on May 4, 2005.

The Funds' investment objective is to provide investment results that correspond generally to the performance, before fees and expenses, of an index representing publicly traded equity securities (the "Underlying Index"). Rydex S&P Equal Weight ETF tracks the S&P 500 Equal Weight Total Return Index. Rydex Russell Top 50 ETF tracks the Russell Top 50(TM )Index. The Funds seek to achieve their objective by investing in common stocks that comprise the Underlying Index. The Funds use a "replication" strategy to track the Underlying Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index.

The Funds operate as index funds and are not actively managed. Adverse performance of a security in the Funds' portfolio will ordinarily not result in the elimination of the security from the Funds' portfolio.

The Funds issue and redeem shares on a continuous basis, at net asset value, only in aggregations of 50,000 shares called a "Creation Unit". Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosures at the date of the financial statements and accompanying notes and the reported amounts of increases and decreases in net assets from operations during the reporting period. Management believes that the estimates utilized in preparing the Funds' financial statements are reasonable and prudent; however, actual results could differ from these estimates.

A. SECURITY VALUATION

Securities listed on a domestic securities exchange are valued based on the last sale price as of the close of regular trading hours on the New York Stock Exchange or, in the absence of recorded sales, are valued at the most recent bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. The Funds invest in money market mutual funds, which are valued at their NAV.

Securities, for which market quotations are not readily available, including investments that are subject to limitations as to their sale, are valued at fair value as determined in good faith by the Advisor in accordance with procedures adopted by the Board of Trustees. In determining fair value, consideration is given to market conditions, relative benchmarks and other financial data.

B. SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are recorded on the trade date. Realized gains and losses from portfolio fund transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, net of foreign tax withholdings. Interest income is recorded on the accrual basis.

C. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with financial institutions. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Funds follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by Rydex Global Advisors, which acts as the Funds' investment advisor (the "Advisor"). In addition, the value of the collateral underlying the repurchase

SEMI-ANNUAL REPORT 22

--------------------------------------------------------------------------------


agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of the Funds net assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant. For the six months ended April 30, 2008, the Funds had not engaged in repurchase transactions.

D. FEDERAL INCOME TAXES

The Funds policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income and capital gains, if any, to the shareholders within the allowable time limits. Therefore, no provision for Federal income taxes is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for in-kind redemptions, income reclassifications from real estate investment trusts ("REITs") and losses deferred due to wash sales.

For the six months ended April 30, 2008, the Funds realized net capital gains resulting from in-kind redemptions and other transactions. Because gains from in-kind redemptions are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains are reclassified from accumulated net realized gains to paid-in-capital at the end of the Funds tax year. These reclassifications have no effect on net assets or net asset value per share. The in-kind net capital gains for the six months ended April 30, 2008 are disclosed in the Fund's Statement of Operations.

At April 30, 2008, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring October 31:

                                                                 2013       2014      2015
                                                              -------   --------   -------
Rydex S&P Equal Weight ETF..................................  $    --   $     --        --
Rydex Russell Top 50 ETF....................................   88,468    675,404   618,363


E. DIVIDENDS AND DISTRIBUTIONS

The Funds declare and pay dividends from net investment income and distribute from net realized capital gains at least annually.

F. RISK AND UNCERTAINTIES

The Trust invests in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in the financial statements. The Rydex Russell Top 50 ETF is a non-diversified fund, subjecting it to a greater risk than a fund that is diversified.

G. NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.

Management evaluated the implications of FIN 48 and determined that all tax positions meet the "more-likely than not" threshold. As a result, the financial statements have not been impacted by the adoption of FIN 48. However, management's conclusions regarding FIN 48 are subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulation, and interpretations thereof.

                                                           SEMI-ANNUAL REPORT 23




NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

--------------------------------------------------------------------------------

In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements. Management does not anticipate SFAS 157 will have a material impact on the Funds' financial statements.

In March, 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact, if any, the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

3.  ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of the Funds to conform to changes in the composition of the relevant index. For these services, the Advisor receives an advisory fee at the annual rate shown below of the average daily net assets of the Funds.

                                                                       ADVISORY FEE
                                                                       ------------
Rydex S&P Equal Weight ETF...........................................      0.40%
Rydex Russell Top 50 ETF.............................................      0.20%


The Advisor pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except: interest, taxes, distribution fees or expenses and extraordinary expenses.

Under an Administration Agreement, State Street Bank and Trust Company (the "Administrator") provides various administrative and accounting services for the maintenance and operations of the Funds. Under a Custodian Agreement with the Trust, the Administrator maintains cash, securities and other assets of the Trust and the Funds in separate accounts for each fund, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, the Administrator acts as a transfer agent for the Trust's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. The Advisor compensates the Administrator directly for the foregoing services.

The Funds have adopted a Distribution Plan (the "Plan") that allows the Funds to pay distribution fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Funds.

4.  CAPITAL

At April 30, 2008, there were an unlimited number of no par value shares of beneficial interest authorized. There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. The minimum transaction fees are:

                                                                     MINIMUM
                                                                     TRANSACTION FEE
                                                                     ---------------
Rydex S&P Equal Weight ETF.........................................       $2,000
Rydex Russell Top 50 ETF...........................................          500


5.  INVESTMENT TRANSACTIONS

For the six months ended April 30, 2008 the Funds had in-kind contributions and in-kind redemptions as follows:

                                                                SUBSCRIPTIONS       REDEMPTIONS
                                                              ---------------   ---------------
Rydex S&P Equal Weight ETF..................................     $120,874,461      $718,860,828
Rydex Russell Top 50 ETF....................................      103,195,484       111,274,280

SEMI-ANNUAL REPORT 24

--------------------------------------------------------------------------------

Purchases and sales of investment securities (excluding short-term investments, U.S. government and government agency obligations) for the Funds were as follows:

                                                                    PURCHASES             SALES
                                                              ---------------   ---------------
Rydex S&P Equal Weight ETF..................................     $217,595,229      $215,697,573
Rydex Russell Top 50 ETF....................................               --            41,259


There were no purchases or sales of U.S. government or government agency obligations for the six months ended April 30, 2008.

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at April 30, 2008 were as follows:

                                                                          GROSS             GROSS    NET UNREALIZED
                                                   IDENTIFIED        UNREALIZED        UNREALIZED      APPRECIATION
                                                         COST      APPRECIATION      DEPRECIATION    (DEPRECIATION)
                                              ---------------   ---------------   ---------------   ---------------
Rydex S&P Equal Weight ETF..................   $1,544,400,228       $90,008,322      $273,980,932     $(183,972,610)
Rydex Russell Top 50 ETF....................      627,251,462        33,916,697        69,756,087       (35,839,390)


6.  ACQUISITION OF RYDEX INVESTMENTS AND THE DISTRIBUTOR

At the close of business on January 17, 2008, Rydex NV, Inc., comprised of Rydex Investments, together with several other Rydex entities, was acquired by Security Benefit Corporation ("Security Benefit"), a financial services firm that provides a broad variety of financial programs to investors in the advisor, banking, education, government, institutional, and qualified plan markets (the "Transaction"). As a result of the Transaction's completion, Rydex Investments and the Distributor are wholly-owned subsidiaries of Security Benefit. While the Transaction has no material impact on the Funds or their shareholders, it resulted in a change of control of Rydex Investments, which in turn caused the termination of the investment advisory agreement between Rydex Investments and the Funds.

A new investment advisory agreement between Rydex Investments and the Funds was approved under substantially the same terms as the previous investment advisory agreement (the "New Agreement"). This New Agreement was approved by shareholders, via proxy, and took effect upon the closing of the Transaction.

The Transaction had no impact on the day-to-day operations of Rydex Investments, the fees payable to Rydex Investments under the New Agreement, or the persons responsible for the management of the Funds.

                                                           SEMI-ANNUAL REPORT 25




SUPPLEMENTAL INFORMATION

--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling 1-800-820-0888; or accessing the Trust's Form N-PX on the SEC's website at, http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

SEMI-ANNUAL REPORT 26



INFORMATION ON BOARD OF TRUSTEES AND OFFICERS

--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS

 NAME, POSITION                LENGTH OF SERVICE
       AND                         AS TRUSTEE                   NUMBER OF FUNDS
  YEAR OF BIRTH                   (YEAR BEGAN)                     OVERSEEN
----------------   -----------------------------------------   ----------------
CARL G.                    Rydex Series Funds - 2004                  149
VERBONCOEUR*              Rydex Variable Trust - 2004
Trustee,                   Rydex Dynamic Funds - 2004
President (1952)             Rydex ETF Trust - 2004


PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer and Treasurer of Rydex Specialized Products, LLC (2005 to present); Chief Executive Officer of Rydex Fund Services, Inc., PADCO Advisors, Inc., PADCO Advisors II, Inc., and Rydex Distributors, Inc. (2003 to present); Executive Vice President of Rydex Fund Services, Inc. (2000 to 2003); Vice President of Rydex Fund Services, Inc. and Rydex Distributors, Inc. (1997 to 2000)

                             ---------------------
MICHAEL P.                 Rydex Series Funds - 2005                  149
BYRUM*                    Rydex Variable Trust - 2005
Trustee, Vice              Rydex Dynamic Funds - 2005
President and                Rydex ETF Trust - 2005
Secretary (1970)



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Investment Officer of Rydex Investments (2003 to present); Secretary of Rydex Specialized Products, LLC (2005 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2006); President of Rydex Global Advisors (2004 to present); Chief Operating Officer of Rydex Global Advisors and Rydex Distributors, Inc. (2003 to 2004)

--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES


 NAME, POSITION                LENGTH OF SERVICE
       AND                         AS TRUSTEE                   NUMBER OF FUNDS
  YEAR OF BIRTH                   (YEAR BEGAN)                     OVERSEEN
----------------   -----------------------------------------   ----------------
JOHN O. DEMARET            Rydex Series Funds - 1997                  141
Trustee,                  Rydex Variable Trust - 1998
Chairman of the            Rydex Dynamic Funds - 1999
Board (1940)                 Rydex ETF Trust - 2003


PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired

                             ---------------------
COREY A.                   Rydex Series Funds - 1993                  141
COLEHOUR                  Rydex Variable Trust - 1998
Trustee (1945)             Rydex Dynamic Funds - 1999
                             Rydex ETF Trust - 2003



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Senior Vice President of Marketing/Co-Owner, Schield Management Company

                             ---------------------
J. KENNETH                 Rydex Series Funds - 1995                  141
DALTON                    Rydex Variable Trust - 1998
Trustee (1941)             Rydex Dynamic Funds - 1999
                             Rydex ETF Trust - 2003



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and Investor, The Dalton Group

                             ---------------------
WERNER E. KELLER           Rydex Series Funds - 2005                  141
Trustee (1940)            Rydex Variable Trust - 2005
                           Rydex Dynamic Funds - 2005
                             Rydex ETF Trust - 2005



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

                             ---------------------
THOMAS F. LYDON,           Rydex Series Funds - 2005                  141
JR.                       Rydex Variable Trust - 2005
Trustee (1960)             Rydex Dynamic Funds - 2005
                             Rydex ETF Trust - 2005



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends
Investments

                             ---------------------
PATRICK T.                 Rydex Series Funds - 1997                  141
MCCARVILLE                Rydex Variable Trust - 1998
Trustee (1942)             Rydex Dynamic Funds - 1999
                             Rydex ETF Trust - 2003



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer, Par Industries, Inc.

                             ---------------------
ROGER SOMERS               Rydex Series Funds - 1993                  141
Trustee (1944)            Rydex Variable Trust - 1998
                           Rydex Dynamic Funds - 1999
                             Rydex ETF Trust - 2003



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine

--------------------------------------------------------------------------------

                                                           SEMI-ANNUAL REPORT 27




INFORMATION ON BOARD OF TRUSTEES AND OFFICERS

--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES (CONT.)



EXECUTIVE OFFICERS

            NAME, POSITION AND               PRINCIPAL OCCUPATIONS DURING PAST FIVE
              YEAR OF BIRTH                                  YEARS
-----------------------------------------  -----------------------------------------
NICK BONOS*                                Chief Financial Officer of Rydex
Vice President and Treasurer (1963)        Specialized Products, LLC (2005 to
                                           present); Vice President and Treasurer of
                                           Rydex Series Funds, Rydex Variable Trust,
                                           Rydex Dynamic Funds, and Rydex ETF Trust
                                           (2003 to present); Senior Vice President
                                           of Rydex Fund Services, Inc. (2003 to
                                           present); Vice President and Treasurer of
                                           Rydex Capital Partners SPhinX Fund (2003
                                           to 2006); Vice President of Accounting of
                                           Rydex Fund Services, Inc. (2000 to 2003)
JOANNA M. HAIGNEY*                         Chief Compliance Officer Rydex Series
Chief Compliance Officer and Secretary     Funds, Rydex Assistant Variable Trust,
(1966)                                     and Rydex Dynamic Funds (2004 to
                                           present); Assistant Secretary of Rydex
                                           Series Funds, Rydex Variable Trust, and
                                           Rydex Dynamic Funds (2000 to present);
                                           Assistant Secretary of Rydex ETF Trust
                                           (2002 to present); Vice President of
                                           Compliance of Rydex Fund Services, Inc.
                                           (2000 to present); Secretary of Rydex
                                           Capital Partners SphinX Fund (2003 to
                                           2006)
JOSEPH ARRUDA*                             Assistant Treasurer of Rydex Series
Assistant Treasurer (1966)                 Funds, Rydex Variable Trust, Rydex
                                           Dynamic Funds, Rydex ETF Trust (2006);
                                           Vice President of Rydex Fund Services,
                                           Inc. (2004 to present); Director of
                                           Accounting of Rydex Fund Services, Inc.
                                           (2003 to 2004); Vice President of Mutual
                                           Funds, State Street Bank & Trust (2000 to
                                           2003)
PAULA BILLOS*                              Controller of Rydex Series Funds, Rydex
Controller (1974)                          Variable Trust, Rydex Dynamic Funds,
                                           Rydex ETF Trust (2006); Director of Fund
                                           Administration of Rydex Fund Services,
                                           Inc. (2001 to present)


* Trustees and Officers of the Funds are deemed to be "interested persons" of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Advisor.

[RYDEX INVESTMENTS LOGO]                                               [GRAPHIC]

         9601 Blackwell Road o Suite 500 o Rockville, MD 20850
         www.rydexinvestments.com o 800.820.0888

         ETF-SEMI-ANN-0408X1008

                                                                  April 30, 2008
                                                                 RYDEX ETF TRUST
                                                              SEMI-ANNUAL REPORT

                                                    RYDEX S&P 500 PURE VALUE ETF
                                                   RYDEX S&P 500 PURE GROWTH ETF
                                             RYDEX S&P MIDCAP 400 PURE VALUE ETF
                                            RYDEX S&P MIDCAP 400 PURE GROWTH ETF
                                           RYDEX S&P SMALLCAP 600 PURE VALUE ETF
                                          RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
                               RYDEX S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
                                     RYDEX S&P EQUAL WEIGHT CONSUMER STAPLES ETF
                                               RYDEX S&P EQUAL WEIGHT ENERGY ETF
                                           RYDEX S&P EQUAL WEIGHT FINANCIALS ETF
                                          RYDEX S&P EQUAL WEIGHT HEALTH CARE ETF
                                          RYDEX S&P EQUAL WEIGHT INDUSTRIALS ETF
                                            RYDEX S&P EQUAL WEIGHT MATERIALS ETF
                                           RYDEX S&P EQUAL WEIGHT TECHNOLOGY ETF
                                            RYDEX S&P EQUAL WEIGHT UTILITIES ETF

[GRAPHIC]                                               [RYDEX INVESTMENTS LOGO]

                                                            SEMI-ANNUAL REPORT 1





   TABLE OF CONTENTS
--------------------------------------------------------------------------------




LETTER TO OUR SHAREHOLDERS...............................................     2

FEES & EXPENSES..........................................................     4

PORTFOLIO SUMMARY........................................................     5

SCHEDULE OF INVESTMENTS..................................................    20

STATEMENTS OF ASSETS AND LIABILITIES.....................................    48

STATEMENTS OF OPERATIONS.................................................    51

STATEMENTS OF CHANGES IN NET ASSETS......................................    54

FINANCIAL HIGHLIGHTS.....................................................    62

NOTES TO FINANCIAL STATEMENTS............................................    70

SUPPLEMENTAL INFORMATION.................................................    75

SEMI-ANNUAL REPORT 2





--------------------------------------------------------------------------------


DEAR SHAREHOLDER,

Rydex is a proud participant in the ETF space, having $6.1 million in ETF assets, 31 exchange traded products and plans to introduce many more in the future. In the last six months, we've launched six new exchange traded products and in the past year our assets have grown more than 27%.

Because of their cost-effectiveness, transparency, convenience and accessibility, ETFs can be a beneficial part of most investor portfolios. However, lack of education about the products can be a barrier for many investors. For example, a Rydex survey of individual mutual fund investors in 2007 found that more than half (53%) of investors do not know the difference between a mutual fund and ETF and 38% don't know what an ETF is.(1) Rydex believes that investors need to be knowledgeable about their investment selections -- whether they choose ETFs or any other investment option. That's why we created ETF Essentials(TM) -- a comprehensive guide to ETFs -- to help boost ETF knowledge for both advisors and their clients. ETF Essentials presents information in simple, understandable language and is available via podcast (audio downloads), print and online. It's free and can be requested on the Rydex web site (www.rydexinvestments.com).

MARKET RECAP

The six-month period ending April 30 was a momentous one in many respects. The U.S. financial system teetered on the brink of collapse as the ongoing crisis in the nation's credit markets seemed to threaten the solvency of many major Wall Street institutions. Indeed, financial market turmoil, the magnitude of which had not been seen in decades, led to the dramatic collapse of Bear Stearns, a powerhouse investment bank that traced its origins back to the 1920s and had successfully weathered the Great Depression.

References to the Great Depression are appropriate since many of the emergency actions taken by the Fed to keep the financial system afloat during this period had their origins in that earlier crisis. The acceptance of mortgage-backed debt as collateral, and lending to non-depository institutions in particular are policies taken straight from the 1930s.

Most financial crises lead to the demise of at least one major financial institution -- think of Penn Central, Continental Illinois and Long Term Capital Management -- and this one was no exception. If there is good news here, it is that collapses, such as Bear Stearns in March, usually signify the beginning of the end of a financial panic. True to form, once it was clear that other major financial institutions did not face solvency issues along the lines of Bear Stearns, stocks soared in a classic relief rally.

Although there was a perceptible shift in sentiment at the tail end of the period, it was not enough to reverse what was a difficult period for stocks. The bellwether S&P 500 fell nearly 10% as investors ran to the safety of U.S. Treasury securities, pulling long-term interest rates to five-year lows in the process. The Fed slashed interest rates at the fastest pace in history, dropping the widely watched Fed Funds target rate to 2.00% from 4.50% in five sweeping moves. In this crisis environment the Fed, in conjunction with other central banks, continuously pumped hundreds of billions of dollars of liquidity into the global financial system. In fact, government at all levels was in full crisis prevention mode. Congress and the Bush administration forged a $168 billion fiscal stimulus plan with lightning speed and the nation's home lending industry, in the form of Fannie Mae and Freddie Mac, was restructured to help relieve pressure on the beleaguered housing market.

Risk exposures of all types were sold indiscriminately, hitting financials, technology and consumer discretionary stocks particularly hard. Aggravated by a weakening job market, falling housing values and rising inflation, consumer sentiment levels hit multi-year lows. With all the ingredients for a recession firmly in place -- shrinking payrolls, declining retail sales, curtailed capital spending plans and falling wealth levels -- economic activity essentially crawled to a halt. The cheap U.S. dollar fueled a boom in exports, which kept economic growth just barely in the black.

One outgrowth of the dollar's descent in foreign exchange markets was a corresponding rise in commodity prices. The speculative boom in commodity prices reached a frenzy, putting commodity index levels at 10-year highs. Much of that was driven by oil, the price of which rose in excess of 20% and broke the $100/bbl. level in early March.


----------
     (1) Rydex Investments in conjunction with e-Rewards Market Research conducted this survey of individual investors in July 2007. The survey was conducted with 500 individual mutual fund investors. All participants had investable assets of more than $100K, with 150 of the participants having investable assets of more than $500K. e-Rewards Market Research is not affiliated with Rydex Investments. Although Rydex Investments believes the information from this organization is correct, it cannot, and does not, guarantee or warrant the completeness or suitability of this information.

                                                            SEMI-ANNUAL REPORT 3






--------------------------------------------------------------------------------

An implicit part of the sentiment shift observed at the end of the quarter was the notion that the Fed is no longer part of the problem but rather part of the solution. In retrospect it appears that the Fed's policy responses throughout the crisis have been effective and appropriate.

We appreciate the trust you have placed in our firm's quality and integrity by investing with us. It is our goal to continue to offer you innovative ETF choices to meet your investment needs.

Sincerely,

/s/ DAVID C. REILLY, CFA
David C. Reilly, CFA
Director of Portfolio Strategies

SEMI-ANNUAL REPORT 4





--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)
As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on November 1, 2007 and held for the six months ended April 30, 2008.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                          BEGINNING     ENDING       EXPENSES PAID
                                                            ACCOUNT    ACCOUNT              DURING
                                                              VALUE      VALUE  SIX-MONTH PERIOD *
                                                          11/1/2007  4/30/2008  11/1/07 TO 4/30/08
                                                          ---------  ---------  ------------------
ACTUAL
  Rydex S&P 500 Pure Value ETF..........................  $1,000.00  $  846.40         $1.61
  Rydex S&P 500 Pure Growth ETF.........................  $1,000.00  $  926.70         $1.68
  Rydex S&P MidCap 400 Pure Value ETF...................  $1,000.00  $  906.20         $1.66
  Rydex S&P MidCap 400 Pure Growth ETF..................  $1,000.00  $  923.10         $1.67
  Rydex S&P SmallCap 600 Pure Value ETF.................  $1,000.00  $  852.40         $1.61
  Rydex S&P SmallCap 600 Pure Growth ETF................  $1,000.00  $  859.30         $1.62
  Rydex S&P Equal Weight Consumer Discretionary ETF.....  $1,000.00  $  868.20         $2.32
  Rydex S&P Equal Weight Consumer Staples ETF...........  $1,000.00  $  961.10         $2.44
  Rydex S&P Equal Weight Energy ETF.....................  $1,000.00  $1,091.10         $2.60
  Rydex S&P Equal Weight Financials ETF.................  $1,000.00  $  805.20         $2.24
  Rydex S&P Equal Weight Health Care ETF................  $1,000.00  $  915.50         $2.38
  Rydex S&P Equal Weight Industrials ETF................  $1,000.00  $  973.90         $2.45
  Rydex S&P Equal Weight Materials ETF..................  $1,000.00  $  941.00         $2.41
  Rydex S&P Equal Weight Technology ETF.................  $1,000.00  $  854.70         $2.31
  Rydex S&P Equal Weight Utilities ETF..................  $1,000.00  $  907.00         $2.37
HYPOTHETICAL (ASSUMING A 5% RETURN BEFORE EXPENSES)
  Rydex S&P 500 Pure Value ETF..........................  $1,000.00  $1,023.12         $1.76
  Rydex S&P 500 Pure Growth ETF.........................  $1,000.00  $1,023.12         $1.76
  Rydex S&P MidCap 400 Pure Value ETF...................  $1,000.00  $1,023.12         $1.76
  Rydex S&P MidCap 400 Pure Growth ETF..................  $1,000.00  $1,023.12         $1.76
  Rydex S&P SmallCap 600 Pure Value ETF.................  $1,000.00  $1,023.12         $1.76
  Rydex S&P SmallCap 600 Pure Growth ETF................  $1,000.00  $1,023.12         $1.76
  Rydex S&P Equal Weight Consumer Discretionary ETF.....  $1,000.00  $1,022.38         $2.51
  Rydex S&P Equal Weight Consumer Staples ETF...........  $1,000.00  $1,022.38         $2.51
  Rydex S&P Equal Weight Energy ETF.....................  $1,000.00  $1,022.38         $2.51
  Rydex S&P Equal Weight Financials ETF.................  $1,000.00  $1,022.38         $2.51
  Rydex S&P Equal Weight Health Care ETF................  $1,000.00  $1,022.38         $2.51
  Rydex S&P Equal Weight Industrials ETF................  $1,000.00  $1,022.38         $2.51
  Rydex S&P Equal Weight Materials ETF..................  $1,000.00  $1,022.38         $2.51
  Rydex S&P Equal Weight Technology ETF.................  $1,000.00  $1,022.38         $2.51
  Rydex S&P Equal Weight Utilities ETF..................  $1,000.00  $1,022.38         $2.51


--------

    * Expenses are equal to the Fund's annualized expense ratio of 0.35%, 0.35%, 0.35%, 0.35%, 0.35%, 0.35%, 0.50%, 0.50%, 0.50%, 0.50%, 0.50%, 0.50%,
      0.50%, 0.50% and 0.50% respectively, multiplied by the average account value of the period, multiplied by days in the period, divided by 366.

                                                            SEMI-ANNUAL REPORT 5



Rydex S&P 500 Pure Value ETF
PORTFOLIO SUMMARY                                           As of April 30, 2008

--------------------------------------------------------------------------------


TOP 10 HOLDINGS*
------------------------------------------------------------------------------------
         DESCRIPTION                                                % OF NET ASSETS
------------------------------------------------------------------------------------
D.R. HORTON, INC.                                                         2.66%
KB HOME                                                                   2.49%
LENNAR CORP. -- CLASS A                                                   2.37%
DILLARD'S, INC. -- CLASS A                                                2.28%
SPECTRA ENERGY CORP.                                                      1.92%
OFFICEMAX, INC.                                                           1.82%
TYSON FOODS, INC. -- CLASS A                                              1.71%
WASHINGTON MUTUAL, INC.                                                   1.71%
RYDER SYSTEM, INC.                                                        1.61%
JONES APPAREL GROUP, INC.                                                 1.59%

------------------------------------------------------------------------------------


SECTOR ALLOCATIONS*

(PIE CHART)

Financials                                   33.35
Consumer Discretionary                       27.60
Utilities                                    14.17
Industrials                                   4.71
Consumer Staples                              4.57
Materials                                     4.48
Health Care                                   3.75
Telecommunication Services                    3.09
Information Technology                        2.35
Energy                                        1.93




* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

SEMI-ANNUAL REPORT 6


Rydex S&P 500 Pure Growth ETF
PORTFOLIO SUMMARY                                           As of April 30, 2008

--------------------------------------------------------------------------------


TOP 10 HOLDINGS*
------------------------------------------------------------------------------------
             DESCRIPTION                                            % OF NET ASSETS
------------------------------------------------------------------------------------
UNITED STATES STEEL CORP.                                                 1.55%
COACH, INC.                                                               1.40%
XTO ENERGY, INC.                                                          1.31%
CB RICHARD ELLIS GROUP, INC. -- CLASS A                                   1.31%
SEARS HOLDINGS CORP.                                                      1.31%
NUCOR CORP.                                                               1.29%
EOG RESOURCES, INC.                                                       1.21%
YAHOO!, INC.                                                              1.20%
GOOGLE, INC. -- CLASS A                                                   1.17%
ZIMMER HOLDINGS, INC.                                                     1.15%

------------------------------------------------------------------------------------


SECTOR ALLOCATIONS*

(PIE CHART)

Consumer Discretionary                       19.20
Information Technology                       17.67
Health Care                                  15.97
Energy                                       13.67
Financials                                    9.19
Industrials                                   8.89
Consumer Staples                              7.04
Materials                                     6.80
Utilities                                     1.57




* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                            SEMI-ANNUAL REPORT 7



Rydex S&P Midcap 400 Pure Value ETF
PORTFOLIO SUMMARY                                           As of April 30, 2008

--------------------------------------------------------------------------------


TOP 10 HOLDINGS*
------------------------------------------------------------------------------------
             DESCRIPTION                                            % OF NET ASSETS
------------------------------------------------------------------------------------
ARVINMERITOR, INC.                                                        3.26%
FURNITURE BRANDS INTERNATIONAL, INC.                                      3.03%
KELLY SERVICES, INC.                                                      2.24%
FIDELITY NATIONAL FINANCIAL, INC. -- CLASS A                              2.17%
RYLAND GROUP, INC.                                                        2.10%
YRC WORLDWIDE, INC.                                                       2.00%
CHARMING SHOPPES, INC.                                                    1.74%
AVIS BUDGET GROUP, INC.                                                   1.72%
IMATION CORP.                                                             1.71%
HEALTH MANAGEMENT ASSOCIATES, INC. -- CLASS A                             1.62%

------------------------------------------------------------------------------------


SECTOR ALLOCATIONS*

(PIE CHART)

Financials                                   29.83
Consumer Discretionary                       24.56
Industrials                                  12.98
Utilities                                    12.75
Information Technology                        6.94
Materials                                     6.90
Health Care                                   3.39
Consumer Staples                              2.65




* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

SEMI-ANNUAL REPORT 8


RYDEX S&P MIDCAP 400 PURE GROWTH ETF
PORTFOLIO SUMMARY                                           As of April 30, 2008

--------------------------------------------------------------------------------


TOP 10 HOLDINGS*
------------------------------------------------------------------------------------
  DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
ENCORE ACQUISITION CO.                                                    2.51%
CLEVELAND-CLIFFS, INC.                                                    2.42%
AEROPOSTALE, INC.                                                         1.89%
PSYCHIATRIC SOLUTIONS, INC.                                               1.87%
NVR, INC.                                                                 1.86%
DIGITAL RIVER, INC.                                                       1.76%
STEEL DYNAMICS, INC.                                                      1.76%
URBAN OUTFITTERS, INC.                                                    1.67%
JOY GLOBAL, INC.                                                          1.65%
CIMAREX ENERGY CO.                                                        1.63%

------------------------------------------------------------------------------------


SECTOR ALLOCATIONS*

(PIE CHART)

Consumer Discretionary                       26.51
Health Care                                  19.65
Information Technology                       16.00
Industrials                                  11.07
Energy                                       10.20
Materials                                     7.59
Financials                                    5.20
Consumer Staples                              3.78




* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                            SEMI-ANNUAL REPORT 9



RYDEX S&P SMALLCAP 600 PURE VALUE ETF
PORTFOLIO SUMMARY                                           As of April 30, 2008

--------------------------------------------------------------------------------


TOP 10 HOLDINGS*
------------------------------------------------------------------------------------
             DESCRIPTION                                            % OF NET ASSETS
------------------------------------------------------------------------------------
FINISH LINE, INC. -- CLASS A                                              2.91%
STEIN MART, INC.                                                          1.71%
BASSETT FURNITURE INDUSTRIES, INC.                                        1.70%
ARKANSAS BEST CORP.                                                       1.66%
WABASH NATIONAL CORP.                                                     1.52%
M/I HOMES, INC.                                                           1.42%
FIRST BANCORP                                                             1.42%
LANDAMERICA FINANCIAL GROUP, INC.                                         1.36%
STEWART INFORMATION SERVICES CORP.                                        1.34%
GEVITY HR, INC.                                                           1.30%

------------------------------------------------------------------------------------


SECTOR ALLOCATIONS*

(PIE CHART)

Consumer Discretionary                       30.28
Financials                                   29.06
Industrials                                  13.51
Materials                                     7.50
Utilities                                     6.92
Information Technology                        6.17
Consumer Staples                              5.01
Health Care                                   1.55




* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

SEMI-ANNUAL REPORT 10


RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
PORTFOLIO SUMMARY                                           As of April 30, 2008

--------------------------------------------------------------------------------


TOP 10 HOLDINGS*
------------------------------------------------------------------------------------
  DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
LIFECELL CORP.                                                            1.50%
BANKRATE, INC.                                                            1.45%
HEALTHEXTRAS, INC.                                                        1.42%
MARTEK BIOSCIENCES CORP.                                                  1.40%
BASIC ENERGY SERVICES, INC.                                               1.36%
MANNATECH, INC.                                                           1.32%
J2 GLOBAL COMMUNICATIONS, INC.                                            1.30%
PANERA BREAD CO. -- CLASS A                                               1.27%
UNIT CORP.                                                                1.27%
WRIGHT EXPRESS CORP.                                                      1.27%

------------------------------------------------------------------------------------


SECTOR ALLOCATIONS*

(PIE CHART)

Consumer Discretionary                       25.55
Information Technology                       23.77
Health Care                                  18.69
Energy                                       10.22
Financials                                    8.42
Industrials                                   7.31
Consumer Staples                              3.12
Materials                                     2.92




* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                           SEMI-ANNUAL REPORT 11



Rydex S&P Equal Weight Consumer Discretionary ETF
PORTFOLIO SUMMARY                                           As of April 30, 2008

--------------------------------------------------------------------------------


TOP 10 HOLDINGS*
------------------------------------------------------------------------------------
        DESCRIPTION                                                 % OF NET ASSETS
------------------------------------------------------------------------------------
FORD MOTOR CO.                                                            1.67%
HASBRO, INC.                                                              1.44%
BIG LOTS, INC.                                                            1.42%
WENDY'S INTERNATIONAL, INC.                                               1.36%
COACH, INC.                                                               1.36%
SNAP-ON, INC.                                                             1.35%
GENERAL MOTORS CORP.                                                      1.34%
EXPEDIA, INC.                                                             1.34%
TIFFANY & CO.                                                             1.30%
DILLARD'S, INC. -- CLASS A                                                1.30%

------------------------------------------------------------------------------------


INDUSTRY ALLOCATIONS*

(PIE CHART)

Specialty Retail                             19.38
Media                                        17.87
Household Durables                           14.56
Hotels, Restaurants & Leisure                11.61
Multiline Retail                             10.98
Textiles, Apparel & Luxury Goods              7.05
Leisure Equipment & Products                  4.81
Automobiles                                   4.18
Internet & Catalog Retail                     3.74
Auto Components                               2.40
Diversified Consumer Services                 2.25
Distributors                                  1.17




* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

SEMI-ANNUAL REPORT 12


Rydex S&P Equal Weight Consumer Staples ETF
PORTFOLIO SUMMARY                                           As of April 30, 2008

--------------------------------------------------------------------------------


TOP 10 HOLDINGS*
------------------------------------------------------------------------------------
        DESCRIPTION                                                 % OF NET ASSETS
------------------------------------------------------------------------------------
WM. WRIGLEY JR. CO.                                                       2.99%
SUPERVALU, INC.                                                           2.84%
DEAN FOODS CO.                                                            2.83%
COSTCO WHOLESALE CORP.                                                    2.78%
SARA LEE CORP.                                                            2.70%
WAL-MART STORES, INC.                                                     2.69%
SAFEWAY, INC.                                                             2.64%
ARCHER-DANIELS-MIDLAND CO.                                                2.64%
KROGER CO.                                                                2.61%
ANHEUSER-BUSCH COS., INC.                                                 2.60%

------------------------------------------------------------------------------------


INDUSTRY ALLOCATIONS*

(PIE CHART)

Food Products                                33.85
Food & Staples Retailing                     23.46
Beverages                                    19.45
Household Products                            9.32
Tobacco                                       9.02
Personal Products                             4.90




* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                           SEMI-ANNUAL REPORT 13



Rydex S&P Equal Weight Energy ETF
PORTFOLIO SUMMARY                                           As of April 30, 2008

--------------------------------------------------------------------------------


TOP 10 HOLDINGS*
------------------------------------------------------------------------------------
          DESCRIPTION                                               % OF NET ASSETS
------------------------------------------------------------------------------------
NATIONAL-OILWELL VARCO, INC.                                              3.16%
CONSOL ENERGY, INC.                                                       3.09%
PEABODY ENERGY CORP.                                                      3.04%
WEATHERFORD INTERNATIONAL, LTD.                                           3.03%
HALLIBURTON CO.                                                           3.03%
CAMERON INTERNATIONAL CORP.                                               3.01%
SMITH INTERNATIONAL, INC.                                                 3.01%
APACHE CORP.                                                              2.98%
NOBLE ENERGY, INC.                                                        2.97%
SCHLUMBERGER, LTD.                                                        2.94%

------------------------------------------------------------------------------------


INDUSTRY ALLOCATIONS*

(PIE CHART)

Oil, Gas & Consumable Fuels                  62.42
Energy Equipment & Services                  37.58




* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

SEMI-ANNUAL REPORT 14


Rydex S&P Equal Weight Financials ETF
PORTFOLIO SUMMARY                                           As of April 30, 2008

--------------------------------------------------------------------------------


TOP 10 HOLDINGS*
------------------------------------------------------------------------------------
              DESCRIPTION                                           % OF NET ASSETS
------------------------------------------------------------------------------------
BEAR STEARNS COS., INC.                                                   1.95%
SAFECO CORP.                                                              1.61%
INTERCONTINENTALEXCHANGE, INC.                                            1.31%
CIT GROUP, INC.                                                           1.29%
CB RICHARD ELLIS GROUP, INC. -- CLASS A                                   1.28%
JANUS CAPITAL GROUP, INC.                                                 1.26%
WASHINGTON MUTUAL, INC.                                                   1.26%
T. ROWE PRICE GROUP, INC.                                                 1.25%
CITIGROUP, INC.                                                           1.22%
GENERAL GROWTH PROPERTIES, INC.                                           1.21%

------------------------------------------------------------------------------------


INDUSTRY ALLOCATIONS*

(PIE CHART)

Insurance                                    26.33
Capital Markets                              19.39
Commercial Banks                             15.74
Real Estate Investment Trusts (REITs)        15.38
Diversified Financial Services               10.36
Thrifts & Mortgage Finance                    6.93
Consumer Finance                              4.59
Real Estate Management & Development          1.28




* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                           SEMI-ANNUAL REPORT 15



Rydex S&P Equal Weight Health Care ETF
PORTFOLIO SUMMARY                                           As of April 30, 2008

--------------------------------------------------------------------------------


TOP 10 HOLDINGS*
------------------------------------------------------------------------------------
         DESCRIPTION                                                % OF NET ASSETS
------------------------------------------------------------------------------------
TENET HEALTHCARE CORP.                                                    2.34%
MYLAN LABORATORIES, INC.                                                  2.24%
IMS HEALTH, INC.                                                          2.21%
WATERS CORP.                                                              2.20%
EXPRESS SCRIPTS, INC.                                                     2.17%
PERKINELMER, INC.                                                         2.17%
QUEST DIAGNOSTICS, INC.                                                   2.11%
MEDCO HEALTH SOLUTIONS, INC.                                              2.10%
COVIDIEN, LTD.                                                            2.06%
WELLPOINT, INC.                                                           2.06%

------------------------------------------------------------------------------------


INDUSTRY ALLOCATIONS*

(PIE CHART)

Health Care Providers & Services             29.78
Pharmaceuticals                              26.71
Health Care Equipment & Supplies             21.12
Life Sciences Tools & Services               10.29
Biotechnology                                 9.89
Health Care Technology                        2.21




* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

SEMI-ANNUAL REPORT 16


Rydex S&P Equal Weight Industrials ETF
PORTFOLIO SUMMARY                                           As of April 30, 2008

--------------------------------------------------------------------------------


TOP 10 HOLDINGS*
------------------------------------------------------------------------------------
          DESCRIPTION                                               % OF NET ASSETS
------------------------------------------------------------------------------------
CUMMINS, INC.                                                             2.11%
JACOBS ENGINEERING GROUP, INC.                                            2.04%
PARKER-HANNIFIN CORP.                                                     2.02%
PRECISION CASTPARTS CORP.                                                 2.01%
ALLIED WASTE INDUSTRIES, INC.                                             1.99%
ITT CORP.                                                                 1.98%
DOVER CORP.                                                               1.98%
TEREX CORP.                                                               1.94%
UNION PACIFIC CORP.                                                       1.94%
FLUOR CORP.                                                               1.93%

------------------------------------------------------------------------------------


INDUSTRY ALLOCATIONS*

(PIE CHART)

Machinery                                    25.47
Aerospace & Defense                          19.61
Commercial Services & Supplies               15.61
Road & Rail                                   9.39
Air Freight & Logistics                       7.16
Industrial Conglomerates                      6.69
Electrical Equipment                          5.24
Construction & Engineering                    3.99
Building Products                             3.22
Trading Companies & Distributors              1.82
Airlines                                      1.80




* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                           SEMI-ANNUAL REPORT 17



Rydex S&P Equal Weight Materials ETF
PORTFOLIO SUMMARY                                           As of April 30, 2008

--------------------------------------------------------------------------------


TOP 10 HOLDINGS*
------------------------------------------------------------------------------------
             DESCRIPTION                                            % OF NET ASSETS
------------------------------------------------------------------------------------
UNITED STATES STEEL CORP.                                                 4.38%
BALL CORP.                                                                4.15%
FREEPORT-MCMORAN COPPER & GOLD, INC.                                      4.13%
EASTMAN CHEMICAL CO.                                                      3.88%
TITANIUM METALS CORP.                                                     3.84%
MONSANTO CO.                                                              3.84%
ASHLAND, INC.                                                             3.80%
VULCAN MATERIALS CO.                                                      3.75%
AIR PRODUCTS & CHEMICALS, INC.                                            3.72%
PRAXAIR, INC.                                                             3.72%

------------------------------------------------------------------------------------


INDUSTRY ALLOCATIONS*

(PIE CHART)

Chemicals                                    46.51
Metals & Mining                              25.47
Containers & Packaging                       14.36
Paper & Forest Products                       9.90
Construction Materials                        3.76




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

SEMI-ANNUAL REPORT 18


Rydex S&P Equal Weight Technology ETF
PORTFOLIO SUMMARY                                           As of April 30, 2008

--------------------------------------------------------------------------------


TOP 10 HOLDINGS*
------------------------------------------------------------------------------------
             DESCRIPTION                                            % OF NET ASSETS
------------------------------------------------------------------------------------
BROADCOM CORP. -- CLASS A                                                 2.00%
GOOGLE, INC. -- CLASS A                                                   1.76%
SANDISK CORP.                                                             1.75%
APPLE, INC.                                                               1.72%
MICRON TECHNOLOGY, INC.                                                   1.71%
MOLEX, INC.                                                               1.62%
NETAPP, INC.                                                              1.60%
LSI LOGIC CORP.                                                           1.60%
KLA-TENCOR CORP.                                                          1.60%
AKAMAI TECHNOLOGIES, INC.                                                 1.58%

------------------------------------------------------------------------------------


INDUSTRY ALLOCATIONS*

(PIE CHART)

Semiconductors & Semiconductor Equipment     26.00
IT Services                                  16.69
Software                                     16.28
Computers & Peripherals                      15.46
Communications Equipment                     11.23
Internet Software & Services                  7.48
Electronic Equipment & Instruments            5.66
Office Electronics                            1.20




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                           SEMI-ANNUAL REPORT 19



Rydex S&P Equal Weight Utilities ETF
PORTFOLIO SUMMARY                                           As of April 30, 2008

--------------------------------------------------------------------------------


TOP 10 HOLDINGS*
------------------------------------------------------------------------------------
             DESCRIPTION                                            % OF NET ASSETS
------------------------------------------------------------------------------------
SPRINT NEXTEL CORP.                                                       3.23%
QUESTAR CORP.                                                             2.69%
SEMPRA ENERGY                                                             2.67%
DYNEGY, INC. -- CLASS A                                                   2.63%
QWEST COMMUNICATIONS INTERNATIONAL, INC.                                  2.63%
ALLEGHENY ENERGY, INC.                                                    2.59%
AMERICAN TOWER CORP. -- CLASS A                                           2.59%
FIRSTENERGY CORP.                                                         2.57%
AMERICAN ELECTRIC POWER CO., INC.                                         2.57%
FPL GROUP, INC.                                                           2.56%

------------------------------------------------------------------------------------


INDUSTRY ALLOCATIONS*

(PIE CHART)

Electric Utilities                           34.59
Multi-Utilities                              29.78
Diversified Telecommunication Services       17.11
Independent Power Producers & Energy
  Traders                                     7.53
Wireless Telecommunication Services           5.83
Gas Utilities                                 5.16




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

SEMI-ANNUAL REPORT 20


RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2008

--------------------------------------------------------------------------------



                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS 99.8%
  AEROSPACE & DEFENSE 0.3%
  Northrop Grumman Corp. .........................   1,110       $81,663
                                                             -----------
TOTAL AEROSPACE & DEFENSE                                         81,663
                                                             -----------

  AUTOMOBILES 1.1%
  Ford Motor Co.*.................................  35,188       290,653
                                                             -----------
TOTAL AUTOMOBILES                                                290,653
                                                             -----------

  BUILDING PRODUCTS 0.7%
  Masco Corp. ....................................  10,846       197,506
                                                             -----------
TOTAL BUILDING PRODUCTS                                          197,506
                                                             -----------

  CAPITAL MARKETS 3.8%
  American Capital Strategies, Ltd. ..............   6,758       214,567
  Bear Stearns Cos., Inc. ........................   2,399        25,741
  E*TRADE Financial Corp.*........................  99,853       397,415
  Lehman Brothers Holdings, Inc. .................   1,490        65,918
  Merrill Lynch & Co., Inc. ......................   2,659       132,498
  Morgan Stanley..................................   3,859       187,547
                                                             -----------
TOTAL CAPITAL MARKETS                                          1,023,686
                                                             -----------

  CHEMICALS 1.9%
  Ashland, Inc. ..................................   6,318       334,980
  Dow Chemical Co. ...............................   4,638       186,216
                                                             -----------
TOTAL CHEMICALS                                                  521,196
                                                             -----------

  COMMERCIAL BANKS 10.9%
  BB&T Corp. .....................................   6,678       228,989
  Comerica, Inc. .................................   6,068       210,742
  Fifth Third Bancorp.............................   7,507       160,875
  First Horizon National Corp. ...................  18,933       204,476
  Huntington Bancshares, Inc. ....................  19,840       186,298
  KeyCorp.........................................  12,477       301,070
  M&T Bank Corp. .................................   1,330       123,996
  Marshall & Ilsley Corp. ........................   8,067       201,514
  National City Corp. ............................  24,055       151,546
  PNC Financial Services Group, Inc. .............   1,379        95,634
  Regions Financial Corp. ........................  12,796       280,488
  SunTrust Banks, Inc. ...........................   2,909       162,177
  U.S. Bancorp....................................   4,078       138,203
  Wachovia Corp. .................................   7,628       222,356
  Wells Fargo & Co. ..............................   3,828       113,883
  Zions Bancorp...................................   3,709       171,912
                                                             -----------
TOTAL COMMERCIAL BANKS                                         2,954,159
                                                             -----------

  COMMERCIAL SERVICES & SUPPLIES 1.3%
  Allied Waste Industries, Inc.*..................  12,825       158,517
  Avery Dennison Corp. ...........................   1,759        84,766
  R.R. Donnelley & Sons Co. ......................   3,589       109,967
                                                             -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                             353,250
                                                             -----------

  CONSUMER FINANCE 0.5%
  Capital One Financial Corp. ....................   2,729       144,637
                                                             -----------
TOTAL CONSUMER FINANCE                                           144,637
                                                             -----------

  CONTAINERS & PACKAGING 0.6%
  Bemis Co., Inc. ................................   6,148       161,692
                                                             -----------
TOTAL CONTAINERS & PACKAGING                                     161,692
                                                             -----------

  DIVERSIFIED FINANCIAL SERVICES 3.2%
  Bank of America Corp. ..........................   5,838       219,159
  CIT Group, Inc. ................................  19,943       217,179
  Citigroup, Inc. ................................   9,337       235,946
  JPMorgan Chase & Co. ...........................   4,118       196,223
                                                             -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES                             868,507
                                                             -----------

  DIVERSIFIED TELECOMMUNICATION SERVICES 2.6%
  AT&T, Inc. .....................................   2,789       107,962
  Citizens Communications Co. ....................  14,235       152,599
  Embarq Corp. ...................................   3,819       158,756
  Verizon Communications, Inc. ...................   4,058       156,152
  Windstream Corp. ...............................  10,526       123,575
                                                             -----------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                     699,044
                                                             -----------

  ELECTRIC UTILITIES 4.5%
  American Electric Power Co., Inc. ..............   2,949       131,614
  Duke Energy Corp. ..............................  14,435       264,305
  Pepco Holdings, Inc. ...........................   8,767       218,386
  Pinnacle West Capital Corp. ....................   7,077       240,193
  Progress Energy, Inc. ..........................   5,778       242,618
  Southern Co. ...................................   3,629       135,108
                                                             -----------
TOTAL ELECTRIC UTILITIES                                       1,232,224
                                                             -----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.8%
  Jabil Circuit, Inc. ............................  20,072       218,383
                                                             -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                         218,383
                                                             -----------

  FOOD & STAPLES RETAILING 2.0%
  Kroger Co. .....................................   5,178       141,101
  Safeway, Inc. ..................................   3,009        95,084
  SUPERVALU, Inc. ................................   9,117       301,773
                                                             -----------
TOTAL FOOD & STAPLES RETAILING                                   537,958
                                                             -----------

  FOOD PRODUCTS 2.2%
  Dean Foods Co. .................................   6,038       140,323
  Tyson Foods, Inc. -- Class A....................  26,141       465,310
                                                             -----------
TOTAL FOOD PRODUCTS                                              605,633
                                                             -----------

  GAS UTILITIES 0.7%
  Nicor, Inc. ....................................   5,798       203,626
                                                             -----------
TOTAL GAS UTILITIES                                              203,626
                                                             -----------

  HEALTH CARE EQUIPMENT & SUPPLIES 0.5%
  Covidien, Ltd. .................................   2,719       126,950
                                                             -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                           126,950
                                                             -----------

  HEALTH CARE PROVIDERS & SERVICES 2.8%
  AmerisourceBergen Corp. ........................   8,077       327,522
  Cardinal Health, Inc. ..........................   2,509       130,644


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 21



RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  McKesson Corp. .................................   2,709      $141,193
  Tenet Healthcare Corp.*.........................  27,090       173,376
                                                             -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                           772,735
                                                             -----------

  HOTELS, RESTAURANTS & LEISURE 0.3%
  Carnival Corp. .................................   2,109        84,719
                                                             -----------
TOTAL HOTELS, RESTAURANTS & LEISURE                               84,719
                                                             -----------

  HOUSEHOLD DURABLES 10.3%
  Centex Corp. ...................................  14,695       305,950
  D.R. Horton, Inc. ..............................  46,684       723,135
  KB HOME.........................................  30,110       677,475
  Leggett & Platt, Inc. ..........................  12,985       215,551
  Lennar Corp. -- Class A.........................  34,998       644,663
  Whirlpool Corp. ................................   3,109       226,273
                                                             -----------
TOTAL HOUSEHOLD DURABLES                                       2,793,047
                                                             -----------

  INDUSTRIAL CONGLOMERATES 0.8%
  Tyco International, Ltd. .......................   4,448       208,122
                                                             -----------
TOTAL INDUSTRIAL CONGLOMERATES                                   208,122
                                                             -----------

  INSURANCE 6.6%
  ACE, Ltd. ......................................   1,940       116,963
  Allstate Corp. .................................   4,888       246,160
  Ambac Financial Group, Inc. ....................  11,196        51,838
  Chubb Corp. ....................................   1,719        91,055
  Cincinnati Financial Corp. .....................   4,818       172,966
  Genworth Financial, Inc. -- Class A.............   7,037       162,273
  Hartford Financial Services Group, Inc. ........   1,549       110,397
  Lincoln National Corp. .........................   2,419       130,045
  Marsh & McLennan Cos., Inc. ....................   6,488       179,004
  MBIA, Inc. .....................................  16,734       174,034
  Travelers Cos., Inc. ...........................   3,808       191,923
  XL Capital, Ltd. -- Class A.....................   5,188       181,009
                                                             -----------
TOTAL INSURANCE                                                1,807,667
                                                             -----------

  IT SERVICES 0.8%
  Electronic Data Systems Corp. ..................  11,616       215,593
                                                             -----------
TOTAL IT SERVICES                                                215,593
                                                             -----------

  LEISURE EQUIPMENT & PRODUCTS 2.0%
  Brunswick Corp. ................................  20,103       335,318
  Eastman Kodak Co. ..............................   7,317       130,901
  Mattel, Inc. ...................................   4,788        89,775
                                                             -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                               555,994
                                                             -----------

  MEDIA 3.3%
  CBS Corp. -- Class B............................   9,287       214,251
  Gannett Co., Inc. ..............................   8,657       247,763
  New York Times Co. -- Class A...................  16,324       318,318
  Time Warner, Inc. ..............................   7,597       112,816
                                                             -----------
TOTAL MEDIA                                                      893,148
                                                             -----------

  MULTI-UTILITIES 8.9%
  Ameren Corp. ...................................   3,869       175,498
  CenterPoint Energy, Inc. .......................   9,766       148,638
  CMS Energy Corp. ...............................   8,017       116,888
  Consolidated Edison, Inc. ......................   5,518       229,549
  Dominion Resources, Inc. .......................   2,259        98,018
  DTE Energy Co. .................................   7,487       301,801
  Integrys Energy Group, Inc. ....................   8,367       400,696
  NiSource, Inc. .................................  21,982       393,478
  PG&E Corp. .....................................   3,019       120,760
  TECO Energy, Inc. ..............................  14,474       231,729
  Xcel Energy, Inc. ..............................   9,367       194,833
                                                             -----------
TOTAL MULTI-UTILITIES                                          2,411,888
                                                             -----------

  MULTILINE RETAIL 4.1%
  Big Lots, Inc.*.................................   5,718       154,557
  Dillard's, Inc. -- Class A......................  30,349       619,120
  J.C. Penney Co., Inc. ..........................   2,939       124,907
  Macy's Inc. ....................................   8,627       218,177
                                                             -----------
TOTAL MULTILINE RETAIL                                         1,116,761
                                                             -----------

  OIL, GAS & CONSUMABLE FUELS 1.9%
  Spectra Energy Corp. ...........................  21,163       522,726
                                                             -----------
TOTAL OIL, GAS & CONSUMABLE FUELS                                522,726
                                                             -----------

  PAPER & FOREST PRODUCTS 2.0%
  International Paper Co. ........................   7,867       205,879
  MeadWestvaco Corp. .............................   3,809       100,177
  Weyerhaeuser Co. ...............................   3,579       228,627
                                                             -----------
TOTAL PAPER & FOREST PRODUCTS                                    534,683
                                                             -----------

  PHARMACEUTICALS 0.4%
  Pfizer, Inc. ...................................   5,838       117,402
                                                             -----------
TOTAL PHARMACEUTICALS                                            117,402
                                                             -----------

  REAL ESTATE INVESTMENT TRUSTS (REITS) 3.6%
  Apartment Investment & Management Co. -- Class
     A............................................   6,250       231,125
  Developers Diversified Realty Corp. ............   3,659       157,154
  Equity Residential Properties Trust.............   4,818       200,043
  General Growth Properties, Inc. ................   2,559       104,817
  HCP, Inc. ......................................   4,541       162,114
  Host Hotels & Resorts, Inc. ....................   7,787       133,936
                                                             -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)                      989,189
                                                             -----------

  ROAD & RAIL 1.6%
  Ryder System, Inc. .............................   6,388       437,386
                                                             -----------
TOTAL ROAD & RAIL                                                437,386
                                                             -----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.8%
  Micron Technology, Inc.*........................  26,600       205,352
                                                             -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                   205,352
                                                             -----------

  SPECIALTY RETAIL 4.5%
  AutoNation, Inc.*...............................  25,991       416,116
  Limited Brands, Inc. ...........................   7,607       140,881


See Notes to Financial Statements.

SEMI-ANNUAL REPORT 22


RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Office Depot, Inc.*.............................  12,985      $164,650
  OfficeMax, Inc. ................................  27,040       494,021
                                                             -----------
TOTAL SPECIALTY RETAIL                                         1,215,668
                                                             -----------

  TEXTILES, APPAREL & LUXURY GOODS 2.0%
  Jones Apparel Group, Inc. ......................  27,370       433,267
  Liz Claiborne, Inc. ............................   6,228       110,173
                                                             -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                           543,440
                                                             -----------

  THRIFTS & MORTGAGE FINANCE 4.6%
  Countrywide Financial Corp. ....................  46,794       270,469
  Federal Home Loan Mortgage Corp. ...............  14,335       357,085
  Sovereign Bancorp, Inc. ........................  23,132       172,796
  Washington Mutual, Inc. ........................  37,837       465,017
                                                             -----------
TOTAL THRIFTS & MORTGAGE FINANCE                               1,265,367
                                                             -----------

  TOBACCO 0.4%
  Reynolds American, Inc. ........................   1,820        98,007
                                                             -----------
TOTAL TOBACCO                                                     98,007
                                                             -----------

  WIRELESS TELECOMMUNICATION SERVICES 0.5%
  Sprint Nextel Corp. ............................  17,364       138,738
                                                             -----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                        138,738
                                                             -----------
TOTAL COMMON STOCKS
  (Cost $32,933,545)                                          27,148,399
                                                             -----------

SHORT TERM INVESTMENTS 0.1%
  SSgA Prime Money Market Fund....................  19,708        19,708
                                                             -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $19,708)                                                  19,708
                                                             -----------
TOTAL INVESTMENTS 99.9%
  (Cost $32,953,253)                                          27,168,107
                                                             -----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%                       24,946
                                                             -----------
NET ASSETS--100.0%                                           $27,193,053
------------------------------------------------------------------------



   * Non-Income Producing Security.




See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 23




RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2008

--------------------------------------------------------------------------------



                                                                  MARKET
                                                     SHARES        VALUE
------------------------------------------------------------------------
COMMON STOCKS 99.3%
  AEROSPACE & DEFENSE 2.2%
  General Dynamics Corp. .........................    2,670     $241,421
  L-3 Communications Holdings, Inc. ..............    2,690      299,801
  Lockheed Martin Corp. ..........................    2,690      285,248
  Rockwell Collins, Inc. .........................    4,421      279,009
                                                             -----------
TOTAL AEROSPACE & DEFENSE                                      1,105,479
                                                             -----------

  AIR FREIGHT & LOGISTICS 1.3%
  C.H. Robinson Worldwide, Inc. ..................    4,780      299,611
  Expeditors International of Washington, Inc. ...    7,631      355,528
                                                             -----------
TOTAL AIR FREIGHT & LOGISTICS                                    655,139
                                                             -----------

  AUTO COMPONENTS 0.9%
  Goodyear Tire & Rubber Co.*.....................   16,221      434,398
                                                             -----------
TOTAL AUTO COMPONENTS                                            434,398
                                                             -----------

  AUTOMOBILES 0.7%
  Harley-Davidson, Inc. ..........................    8,691      332,431
                                                             -----------
TOTAL AUTOMOBILES                                                332,431
                                                             -----------

  BEVERAGES 1.6%
  Anheuser-Busch Cos., Inc. ......................    6,270      308,484
  Pepsi Bottling Group, Inc. .....................    8,021      270,388
  PepsiCo, Inc. ..................................    3,100      212,443
                                                             -----------
TOTAL BEVERAGES                                                  791,315
                                                             -----------

  BIOTECHNOLOGY 3.2%
  Amgen, Inc.*....................................    7,421      310,717
  Biogen Idec, Inc.*..............................    5,440      330,154
  Celgene Corp.*..................................    5,300      329,342
  Genzyme Corp.*..................................    2,630      185,020
  Gilead Sciences, Inc.*..........................    8,071      417,755
                                                             -----------
TOTAL BIOTECHNOLOGY                                            1,572,988
                                                             -----------

  BUILDING PRODUCTS 0.7%
  Trane, Inc. ....................................    7,310      339,988
                                                             -----------
TOTAL BUILDING PRODUCTS                                          339,988
                                                             -----------

  CAPITAL MARKETS 0.9%
  Federated Investors, Inc. -- Class B............    8,121      271,891
  Franklin Resources, Inc. .......................    1,870      177,931
                                                             -----------
TOTAL CAPITAL MARKETS                                            449,822
                                                             -----------

  CHEMICALS 0.9%
  Ecolab, Inc. ...................................    4,701      216,058
  Sigma-Aldrich Corp. ............................    4,200      239,484
                                                             -----------
TOTAL CHEMICALS                                                  455,542
                                                             -----------

  COMMERCIAL SERVICES & SUPPLIES 1.0%
  Equifax, Inc. ..................................    5,820      222,731
  Pitney Bowes, Inc. .............................    7,080      255,659
                                                             -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                             478,390
                                                             -----------

  COMMUNICATIONS EQUIPMENT 1.8%
  Cisco Systems, Inc.*............................   12,181      312,321
  Motorola, Inc. .................................   22,132      220,434
  QUALCOMM, Inc. .................................    8,431      364,135
                                                             -----------
TOTAL COMMUNICATIONS EQUIPMENT                                   896,890
                                                             -----------

  COMPUTERS & PERIPHERALS 3.8%
  Apple, Inc.*....................................    2,380      414,001
  Dell, Inc.*.....................................   17,921      333,868
  Lexmark International, Inc. -- Class A*.........   10,231      321,151
  NetApp, Inc.*...................................   10,851      262,594
  QLogic Corp.*...................................   14,591      232,873
  SanDisk Corp.*..................................   11,391      308,582
                                                             -----------
TOTAL COMPUTERS & PERIPHERALS                                  1,873,069
                                                             -----------

  CONSTRUCTION & ENGINEERING 0.3%
  Jacobs Engineering Group, Inc.*.................    1,630      140,718
                                                             -----------
TOTAL CONSTRUCTION & ENGINEERING                                 140,718
                                                             -----------

  CONSUMER FINANCE 1.2%
  American Express Co. ...........................    4,000      192,080
  SLM Corp.*......................................   21,482      398,061
                                                             -----------
TOTAL CONSUMER FINANCE                                           590,141
                                                             -----------

  CONTAINERS & PACKAGING 1.4%
  Ball Corp. .....................................    9,371      503,973
  Pactiv Corp.*...................................    7,080      168,433
                                                             -----------
TOTAL CONTAINERS & PACKAGING                                     672,406
                                                             -----------

  DIVERSIFIED CONSUMER SERVICES 1.6%
  Apollo Group, Inc. -- Class A*..................    7,631      388,418
  H&R Block, Inc. ................................   17,591      384,715
                                                             -----------
TOTAL DIVERSIFIED CONSUMER SERVICES                              773,133
                                                             -----------

  DIVERSIFIED FINANCIAL SERVICES 3.7%
  CME Group, Inc. ................................      630      288,194
  IntercontinentalExchange, Inc.*.................    3,210      498,031
  Leucadia National Corp. ........................    7,670      392,857
  Moody's Corp. ..................................   14,511      536,327
  NYSE Euronext...................................    2,010      132,861
                                                             -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES                           1,848,270
                                                             -----------

  ELECTRICAL EQUIPMENT 0.3%
  Rockwell Automation, Inc. ......................    2,920      158,352
                                                             -----------
TOTAL ELECTRICAL EQUIPMENT                                       158,352
                                                             -----------

  ENERGY EQUIPMENT & SERVICES 4.1%
  Baker Hughes, Inc. .............................    2,150      173,892
  BJ Services Co. ................................   11,921      337,007
  Cameron International Corp.*....................    3,260      160,490
  Halliburton Co. ................................    8,051      369,621
  Schlumberger, Ltd. .............................    4,000      402,200
  Smith International, Inc. ......................    3,300      252,483
  Transocean, Inc.*...............................    2,320      342,107
                                                             -----------
TOTAL ENERGY EQUIPMENT & SERVICES                              2,037,800
                                                             -----------

  FOOD PRODUCTS 2.3%
  Campbell Soup Co. ..............................    7,901      274,955
  Hershey Co. ....................................    8,001      299,077
  Kellogg Co. ....................................    5,880      300,880
  Wm. Wrigley Jr. Co. ............................    3,550      270,368
                                                             -----------
TOTAL FOOD PRODUCTS                                            1,145,280
                                                             -----------

  GAS UTILITIES 0.5%
  Questar Corp. ..................................    4,200      260,526
                                                             -----------
TOTAL GAS UTILITIES                                              260,526
                                                             -----------


See Notes to Financial Statements.

SEMI-ANNUAL REPORT 24


RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                                  MARKET
                                                     SHARES        VALUE
------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)


  HEALTH CARE EQUIPMENT & SUPPLIES 5.4%
  Becton, Dickinson & Co. ........................    2,400     $214,560
  C.R. Bard, Inc. ................................    2,310      217,533
  Hospira, Inc.*..................................    6,651      273,689
  Medtronic, Inc. ................................    6,390      311,065
  St Jude Medical, Inc.*..........................    8,371      366,482
  Stryker Corp. ..................................    4,330      280,714
  Varian Medical Systems, Inc.*...................    8,721      408,840
  Zimmer Holdings, Inc.*..........................    7,691      570,365
                                                             -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                         2,643,248
                                                             -----------

  HEALTH CARE PROVIDERS & SERVICES 3.9%
  Coventry Health Care, Inc.*.....................    7,490      335,028
  Express Scripts, Inc.*..........................    7,071      495,111
  Laboratory Corp. of America Holdings*...........    3,960      299,455
  Patterson Cos., Inc.*...........................    9,561      326,986
  Quest Diagnostics, Inc. ........................    4,910      246,384
  UnitedHealth Group, Inc. .......................    7,441      242,800
                                                             -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                         1,945,764
                                                             -----------

  HEALTH CARE TECHNOLOGY 0.9%
  IMS Health, Inc. ...............................   17,231      426,467
                                                             -----------
TOTAL HEALTH CARE TECHNOLOGY                                     426,467
                                                             -----------

  HOTELS, RESTAURANTS & LEISURE 2.6%
  Darden Restaurants, Inc. .......................   11,301      402,090
  International Game Technology...................    6,171      214,380
  Starbucks Corp.*................................   20,172      327,392
  Yum! Brands, Inc. ..............................    8,871      360,872
                                                             -----------
TOTAL HOTELS, RESTAURANTS & LEISURE                            1,304,734
                                                             -----------

  HOUSEHOLD DURABLES 1.1%
  Black & Decker Corp. ...........................    5,210      341,932
  Harman International Industries, Inc. ..........    4,640      189,637
                                                             -----------
TOTAL HOUSEHOLD DURABLES                                         531,569
                                                             -----------

  HOUSEHOLD PRODUCTS 1.3%
  Clorox Co. .....................................    6,400      339,200
  Colgate-Palmolive Co. ..........................    4,010      283,507
                                                             -----------
TOTAL HOUSEHOLD PRODUCTS                                         622,707
                                                             -----------

  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 1.0%
  AES Corp.*......................................   13,821      239,933
  Constellation Energy Group, Inc. ...............    3,150      266,647
                                                             -----------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS               506,580
                                                             -----------

  INSURANCE 2.0%
  Progressive Corp. ..............................   25,562      464,973
  SAFECO Corp. ...................................    7,630      509,226
                                                             -----------
TOTAL INSURANCE                                                  974,199
                                                             -----------

  INTERNET & CATALOG RETAIL 1.9%
  Amazon.com, Inc.*...............................    6,400      503,232
  Expedia, Inc.*..................................   17,031      430,203
                                                             -----------
TOTAL INTERNET & CATALOG RETAIL                                  933,435
                                                             -----------

  INTERNET SOFTWARE & SERVICES 3.7%
  Akamai Technologies, Inc.*......................    8,651      309,446
  eBay, Inc.*.....................................   11,631      363,934
  Google, Inc. -- Class A*........................    1,010      580,033
  Yahoo!, Inc.*...................................   21,562      591,015
                                                             -----------
TOTAL INTERNET SOFTWARE & SERVICES                             1,844,428
                                                             -----------

  IT SERVICES 2.6%
  Cognizant Technology Solutions Corp. -- Class
     A*...........................................   15,741      507,647
  Fiserv, Inc.*...................................    6,530      330,091
  Total System Services, Inc. ....................   11,566      275,271
  Western Union Co. ..............................    8,300      190,900
                                                             -----------
TOTAL IT SERVICES                                              1,303,909
                                                             -----------

  LIFE SCIENCES TOOLS & SERVICES 0.6%
  Waters Corp.*...................................    5,160      317,134
                                                             -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES                             317,134
                                                             -----------

  MACHINERY 3.0%
  Caterpillar, Inc. ..............................    4,790      392,205
  Cummins, Inc. ..................................    5,540      347,081
  Danaher Corp. ..................................    3,350      261,367
  ITT Corp. ......................................    3,330      213,120
  Terex Corp.*....................................    3,880      270,359
                                                             -----------
TOTAL MACHINERY                                                1,484,132
                                                             -----------

  MEDIA 0.9%
  McGraw-Hill Cos., Inc. .........................    5,180      212,328
  Omnicom Group, Inc. ............................    4,950      236,313
                                                             -----------
TOTAL MEDIA                                                      448,641
                                                             -----------

  METALS & MINING 4.5%
  Freeport-McMoRan Copper & Gold, Inc. ...........    4,680      532,350
  Nucor Corp. ....................................    8,431      636,541
  Titanium Metals Corp. ..........................   17,882      272,522
  United States Steel Corp. ......................    4,971      765,285
                                                             -----------
TOTAL METALS & MINING                                          2,206,698
                                                             -----------

  MULTILINE RETAIL 1.9%
  Kohl's Corp.*...................................    5,981      292,172
  Sears Holdings Corp.*...........................    6,540      644,909
                                                             -----------
TOTAL MULTILINE RETAIL                                           937,081
                                                             -----------

  OIL, GAS & CONSUMABLE FUELS 9.4%
  Apache Corp. ...................................    3,970      534,680
  Chesapeake Energy Corp. ........................    9,111      471,039
  ConocoPhillips..................................    4,721      406,714
  CONSOL Energy, Inc. ............................    2,870      232,355
  Devon Energy Corp. .............................    3,230      366,282
  EOG Resources, Inc. ............................    4,600      600,208
  Exxon Mobil Corp. ..............................    3,510      326,676
  Murphy Oil Corp. ...............................    4,350      392,979
  Sunoco, Inc. ...................................    8,341      387,106
  Valero Energy Corp. ............................    6,120      298,962
  XTO Energy, Inc. ...............................   10,461      647,117
                                                             -----------
TOTAL OIL, GAS & CONSUMABLE FUELS                              4,664,118
                                                             -----------

  PERSONAL PRODUCTS 1.2%
  Avon Products, Inc. ............................    8,811      343,805
  Estee Lauder Cos., Inc -- Class A...............    5,920      270,011
                                                             -----------
TOTAL PERSONAL PRODUCTS                                          613,816
                                                             -----------


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 25



RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                                  MARKET
                                                     SHARES        VALUE
------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)


  PHARMACEUTICALS 1.9%
  Barr Pharmaceuticals, Inc.*.....................    5,190     $260,694
  Forest Laboratories, Inc.*......................   12,381      429,745
  Johnson & Johnson...............................    3,550      238,169
                                                             -----------
TOTAL PHARMACEUTICALS                                            928,608
                                                             -----------

  REAL ESTATE MANAGEMENT & DEVELOPMENT 1.3%
  CB Richard Ellis Group, Inc. -- Class A*........   27,942      646,019
                                                             -----------
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT                       646,019
                                                             -----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.9%
  MEMC Electronic Materials, Inc.*................    2,420      152,387
  National Semiconductor Corp. ...................    7,981      162,733
  NVIDIA Corp.*...................................    6,631      136,267
                                                             -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                   451,387
                                                             -----------

  SOFTWARE 4.7%
  Adobe Systems, Inc.*............................    8,321      310,290
  Autodesk, Inc.*.................................    7,230      274,740
  BMC Software, Inc.*.............................    3,790      131,740
  Citrix Systems, Inc.*...........................    6,520      213,530
  Electronic Arts, Inc.*..........................    3,820      196,615
  Intuit, Inc.*...................................   13,081      352,795
  Microsoft Corp. ................................    8,161      232,752
  Oracle Corp.*...................................   15,171      316,315
  Symantec Corp.*.................................   15,521      267,272
                                                             -----------
TOTAL SOFTWARE                                                 2,296,049
                                                             -----------

  SPECIALTY RETAIL 5.3%
  Abercrombie & Fitch Co. -- Class A..............    5,870      436,200
  AutoZone, Inc.*.................................    3,360      405,720
  Bed Bath & Beyond, Inc.*........................   14,701      477,782
  Best Buy Co., Inc. .............................    5,901      253,861
  GameStop Corp. -- Class A*......................    3,820      210,253
  Lowe's Cos., Inc. ..............................   14,481      364,776
  TJX Cos., Inc. .................................   14,371      463,034
                                                             -----------
TOTAL SPECIALTY RETAIL                                         2,611,626
                                                             -----------

  TEXTILES, APPAREL & LUXURY GOODS 2.3%
  Coach, Inc.*....................................   19,411      690,449
  NIKE, Inc. -- Class B...........................    3,590      239,812
  Polo Ralph Lauren Corp. ........................    2,920      181,361
                                                             -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                         1,111,622
                                                             -----------

  TOBACCO 0.6%
  UST, Inc. ......................................    5,402      281,282
                                                             -----------
TOTAL TOBACCO                                                    281,282
                                                             -----------
TOTAL COMMON STOCKS
  (Cost $51,032,017)                                          49,047,330
                                                             -----------

SHORT TERM INVESTMENTS 0.7%
  SSgA Prime Money Market Fund....................  332,817      332,817
                                                             -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $332,817)                                                332,817
                                                             -----------
TOTAL INVESTMENTS 100.0%
  (Cost $51,364,834)                                          49,380,147
                                                             -----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.0%(A)                     8,823
                                                             -----------
NET ASSETS--100.0%                                           $49,388,970
------------------------------------------------------------------------



     * Non-Income Producing Security.
   (a) Amount represents less than 0.05% of net assets.




See Notes to Financial Statements.

SEMI-ANNUAL REPORT 26



RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2008

--------------------------------------------------------------------------------



                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS 99.6%

  AIRLINES 1.3%
  Alaska Air Group, Inc.*.........................   6,040     $129,739
  JetBlue Airways Corp.*..........................  10,951       55,193
                                                            -----------
TOTAL AIRLINES                                                  184,932
                                                            -----------

  AUTO COMPONENTS 5.7%
  ArvinMeritor, Inc. .............................  31,442      469,744
  Lear Corp.*.....................................   5,260      150,278
  Modine Manufacturing Co. .......................  11,081      194,693
                                                            -----------
TOTAL AUTO COMPONENTS                                           814,715
                                                            -----------

  CAPITAL MARKETS 0.3%
  Apollo Investment Corp. ........................   2,662       43,071
                                                            -----------
TOTAL CAPITAL MARKETS                                            43,071
                                                            -----------

  CHEMICALS 4.9%
  Cabot Corp. ....................................   1,510       44,032
  Chemtura Corp. .................................  20,781      143,804
  Ferro Corp. ....................................   5,170       90,889
  Lubrizol Corp. .................................     830       48,406
  Olin Corp. .....................................   6,160      124,247
  RPM International, Inc. ........................   5,730      127,779
  Sensient Technologies Corp. ....................   1,720       51,204
  Valspar Corp. ..................................   3,540       77,809
                                                            -----------
TOTAL CHEMICALS                                                 708,170
                                                            -----------

  COMMERCIAL BANKS 3.9%
  Associated Banc-Corp. ..........................   3,660      103,468
  Colonial BancGroup, Inc. .......................  10,151       82,629
  First Community Bancorp.........................   1,640       35,244
  FirstMerit Corp. ...............................   4,590       94,187
  TCF Financial Corp. ............................   5,840      101,616
  Webster Financial Corp. ........................   3,680       95,864
  Wilmington Trust Corp. .........................   1,470       48,333
                                                            -----------
TOTAL COMMERCIAL BANKS                                          561,341
                                                            -----------

  COMMERCIAL SERVICES & SUPPLIES 3.0%
  Kelly Services, Inc. ...........................  14,511      322,870
  Manpower, Inc. .................................   1,590      106,737
                                                            -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                            429,607
                                                            -----------

  COMPUTERS & PERIPHERALS 3.1%
  Diebold, Inc. ..................................   1,830       71,736
  Imation Corp. ..................................  10,511      246,378
  Palm, Inc. .....................................  22,191      127,820
                                                            -----------
TOTAL COMPUTERS & PERIPHERALS                                   445,934
                                                            -----------

  CONSUMER FINANCE 1.3%
  AmeriCredit Corp.*..............................  13,641      190,428
                                                            -----------
TOTAL CONSUMER FINANCE                                          190,428
                                                            -----------

  CONTAINERS & PACKAGING 0.5%
  Sonoco Products Co. ............................   2,240       73,808
                                                            -----------
TOTAL CONTAINERS & PACKAGING                                     73,808
                                                            -----------

  DIVERSIFIED CONSUMER SERVICES 0.5%
  Regis Corp. ....................................   2,670       77,964
                                                            -----------
TOTAL DIVERSIFIED CONSUMER SERVICES                              77,964
                                                            -----------

  ELECTRIC UTILITIES 3.8%
  Aquila, Inc.*...................................  12,761       45,940
  Great Plains Energy, Inc. ......................   5,220      133,841
  Hawaiian Electric Industries, Inc. .............   5,970      147,161
  IDACORP, Inc. ..................................   2,460       79,802
  Sierra Pacific Resources........................   3,040       41,435
  Westar Energy, Inc. ............................   4,460      103,427
                                                            -----------
TOTAL ELECTRIC UTILITIES                                        551,606
                                                            -----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 3.0%
  Arrow Electronics, Inc.*........................   1,740       47,345
  Ingram Micro, Inc. -- Class A*..................   8,551      145,453
  KEMET Corp.*....................................  14,131       57,513
  Tech Data Corp.*................................   3,120      104,863
  Vishay Intertechnology, Inc.*...................   8,391       79,295
                                                            -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                        434,469
                                                            -----------

  FOOD & STAPLES RETAILING 0.3%
  Ruddick Corp. ..................................   1,320       51,084
                                                            -----------
TOTAL FOOD & STAPLES RETAILING                                   51,084
                                                            -----------

  FOOD PRODUCTS 1.0%
  J.M. Smucker Co. ...............................   1,080       53,870
  Smithfield Foods, Inc.*.........................   3,120       89,482
                                                            -----------
TOTAL FOOD PRODUCTS                                             143,352
                                                            -----------

  GAS UTILITIES 2.6%
  AGL Resources, Inc. ............................   3,260      110,840
  Oneok, Inc. ....................................   2,800      134,736
  WGL Holdings, Inc. .............................   4,100      134,480
                                                            -----------
TOTAL GAS UTILITIES                                             380,056
                                                            -----------

  HEALTH CARE PROVIDERS & SERVICES 3.4%
  Health Management Associates, Inc. -- Class A*..  32,692      233,094
  Kindred Healthcare, Inc.*.......................   6,560      155,669
  Omnicare, Inc. .................................   4,760       96,866
                                                            -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                          485,629
                                                            -----------

  HOTELS, RESTAURANTS & LEISURE 1.8%
  Bob Evans Farms, Inc. ..........................   2,900       81,403
  Boyd Gaming Corp. ..............................   1,380       25,875
  Ruby Tuesday, Inc. .............................  17,671      150,380
                                                            -----------
TOTAL HOTELS, RESTAURANTS & LEISURE                             257,658
                                                            -----------

  HOUSEHOLD DURABLES 5.1%
  Furniture Brands International, Inc. ...........  32,232      436,744
  Ryland Group, Inc. .............................   9,471      302,882
                                                            -----------
TOTAL HOUSEHOLD DURABLES                                        739,626
                                                            -----------


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 27



RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)


  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.5%
  Black Hills Corp. ..............................   1,960      $76,460
                                                            -----------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS               76,460
                                                            -----------

  INDUSTRIAL CONGLOMERATES 0.3%
  Teleflex, Inc. .................................     819       45,119
                                                            -----------
TOTAL INDUSTRIAL CONGLOMERATES                                   45,119
                                                            -----------

  INSURANCE 10.2%
  American Financial Group, Inc. .................   3,580       98,164
  Arthur J. Gallagher & Co. ......................   2,710       66,585
  Commerce Group, Inc. ...........................   2,220       80,897
  Everest Re Group, Ltd. .........................     649       58,637
  Fidelity National Financial, Inc. -- Class A....  19,521      312,141
  First American Corp. ...........................   6,310      206,968
  Hanover Insurance Group, Inc. ..................   1,580       70,910
  Horace Mann Educators Corp. ....................   3,600       60,912
  Mercury General Corp. ..........................   2,160      107,762
  Old Republic International Corp. ...............  12,221      175,371
  Protective Life Corp. ..........................   3,090      131,696
  Unitrin, Inc. ..................................   2,480       94,091
                                                            -----------
TOTAL INSURANCE                                               1,464,134
                                                            -----------

  IT SERVICES 0.8%
  Acxiom Corp. ...................................   9,661      114,290
                                                            -----------
TOTAL IT SERVICES                                               114,290
                                                            -----------

  MACHINERY 2.7%
  Federal Signal Corp. ...........................  14,081      195,444
  Timken Co. .....................................   2,400       86,760
  Trinity Industries, Inc. .......................   3,310      100,624
                                                            -----------
TOTAL MACHINERY                                                 382,828
                                                            -----------

  MEDIA 4.4%
  Belo Corp. -- Class A...........................   9,021       91,112
  Entercom Communications Corp. -- Class A........  13,011      137,917
  Lee Enterprises, Inc. ..........................  21,591      166,898
  Media General, Inc. -- Class A..................  11,971      175,734
  Scholastic Corp.*...............................   2,090       58,834
                                                            -----------
TOTAL MEDIA                                                     630,495
                                                            -----------

  METALS & MINING 0.7%
  Worthington Industries, Inc. ...................   5,270       94,913
                                                            -----------
TOTAL METALS & MINING                                            94,913
                                                            -----------

  MULTI-UTILITIES 5.7%
  Alliant Energy Corp. ...........................   2,170       81,744
  Energy East Corp. ..............................   6,120      139,536
  NSTAR...........................................   2,320       74,727
  OGE Energy Corp. ...............................   2,560       83,686
  PNM Resources, Inc. ............................   8,350      120,992
  Puget Energy, Inc. .............................   3,150       85,712
  SCANA Corp. ....................................   2,570      101,335
  Vectren Corp. ..................................   4,680      132,350
                                                            -----------
TOTAL MULTI-UTILITIES                                           820,082
                                                            -----------

  MULTILINE RETAIL 0.4%
  99 Cents Only Stores*...........................   6,300       59,913
                                                            -----------
TOTAL MULTILINE RETAIL                                           59,913
                                                            -----------

  PAPER & FOREST PRODUCTS 0.8%
  Louisiana-Pacific Corp. ........................   9,761      112,349
                                                            -----------
TOTAL PAPER & FOREST PRODUCTS                                   112,349
                                                            -----------

  REAL ESTATE INVESTMENT TRUSTS (REITS) 9.6%
  BRE Properties, Inc. ...........................   1,190       57,061
  Camden Property Trust...........................   1,820       96,296
  Cousins Properties, Inc. .......................   3,120       79,279
  Duke Realty Corp. ..............................   3,700       90,354
  Equity One, Inc. ...............................   2,950       72,865
  Health Care REIT, Inc. .........................   1,880       91,086
  Highwoods Properties, Inc. .....................   4,390      153,826
  Hospitality Properties Trust....................   4,280      137,517
  Liberty Property Trust..........................   3,840      134,515
  Mack-Cali Realty Corp. .........................   3,770      147,106
  Nationwide Health Properties, Inc. .............   2,570       92,571
  Realty Income Corp. ............................   2,240       58,934
  UDR, Inc. ......................................   3,390       85,699
  Weingarten Realty Investors.....................   2,160       79,682
                                                            -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)                   1,376,791
                                                            -----------

  ROAD & RAIL 4.3%
  Avis Budget Group, Inc.*........................  18,621      247,287
  Werner Enterprises, Inc. .......................   4,160       80,912
  YRC Worldwide, Inc.*............................  17,671      287,154
                                                            -----------
TOTAL ROAD & RAIL                                               615,353
                                                            -----------

  SPECIALTY RETAIL 6.5%
  Barnes & Noble, Inc. ...........................   1,930       62,300
  Borders Group, Inc. ............................  19,311      121,659
  Charming Shoppes, Inc.*.........................  48,533      250,430
  Collective Brands, Inc.*........................   6,330       78,302
  Foot Locker, Inc. ..............................  17,901      226,448
  Rent-A-Center, Inc.*............................   9,371      201,758
                                                            -----------
TOTAL SPECIALTY RETAIL                                          940,897
                                                            -----------

  THRIFTS & MORTGAGE FINANCE 4.5%
  Astoria Financial Corp. ........................   2,890       68,493
  First Niagara Financial Group, Inc. ............  10,931      157,734
  IndyMac Bancorp, Inc. ..........................  56,224      182,728
  New York Community Bancorp, Inc. ...............   5,730      106,979
  PMI Group, Inc. ................................  11,081       62,386
  Washington Federal, Inc. .......................   2,670       63,573
                                                            -----------
TOTAL THRIFTS & MORTGAGE FINANCE                                641,893
                                                            -----------


See Notes to Financial Statements.

SEMI-ANNUAL REPORT 28


RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)


  TOBACCO 1.3%
  Universal Corp. ................................   2,900     $186,151
                                                            -----------
TOTAL TOBACCO                                                   186,151
                                                            -----------

  TRADING COMPANIES & DISTRIBUTORS 1.4%
  GATX Corp. .....................................   2,730      120,120
  United Rentals, Inc.*...........................   4,390       82,708
                                                            -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS                          202,828
                                                            -----------
TOTAL COMMON STOCKS
  (Cost $16,820,652)                                         14,337,946
                                                            -----------

SHORT TERM INVESTMENTS 0.3%
  SSgA Prime Money Market Fund....................  44,216       44,216
                                                            -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $44,216)                                                 44,216
                                                            -----------
TOTAL INVESTMENTS 99.9%
  (Cost $16,864,868)                                         14,382,162
                                                            -----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%                      16,761
                                                            -----------
NET ASSETS-- 100.0%                                         $14,398,923
-----------------------------------------------------------------------



   * Non-Income Producing Security.




See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 29




RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2008

--------------------------------------------------------------------------------



                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS 99.6%
  AEROSPACE & DEFENSE 1.1%
  Alliant Techsystems, Inc.*......................   1,730      $190,265
                                                             -----------
TOTAL AEROSPACE & DEFENSE                                        190,265
                                                             -----------

  BEVERAGES 1.4%
  Hansen Natural Corp.*...........................   6,369       225,399
                                                             -----------
TOTAL BEVERAGES                                                  225,399
                                                             -----------

  CAPITAL MARKETS 2.0%
  Affiliated Managers Group, Inc.*................   1,120       111,261
  Eaton Vance Corp. ..............................   3,279       120,011
  SEI Investments Co. ............................   4,429       103,063
                                                             -----------
TOTAL CAPITAL MARKETS                                            334,335
                                                             -----------

  CHEMICALS 1.9%
  CF Industries Holdings, Inc. ...................   1,349       180,361
  Terra Industries, Inc.*.........................   3,669       138,909
                                                             -----------
TOTAL CHEMICALS                                                  319,270
                                                             -----------

  COMMERCIAL SERVICES & SUPPLIES 5.8%
  Copart, Inc.*...................................   2,380        97,271
  Corporate Executive Board Co. ..................   2,599       113,238
  Dun & Bradstreet Corp. .........................   1,569       132,267
  Korn/Ferry International*.......................   7,708       143,831
  Mine Safety Appliances Co. .....................   1,900        70,623
  Navigant Consulting, Inc.*......................  11,837       238,160
  Rollins, Inc. ..................................   5,729        91,263
  Stericycle, Inc.*...............................   1,250        66,725
                                                             -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                             953,378
                                                             -----------

  COMMUNICATIONS EQUIPMENT 2.6%
  F5 Networks, Inc.*..............................   8,848       200,230
  Harris Corp. ...................................   1,610        86,988
  Plantronics, Inc. ..............................   5,649       140,717
                                                             -----------
TOTAL COMMUNICATIONS EQUIPMENT                                   427,935
                                                             -----------

  COMPUTERS & PERIPHERALS 1.3%
  Western Digital Corp.*..........................   7,368       213,598
                                                             -----------
TOTAL COMPUTERS & PERIPHERALS                                    213,598
                                                             -----------

  DIVERSIFIED CONSUMER SERVICES 5.4%
  Career Education Corp.*.........................   8,118       163,578
  Corinthian Colleges, Inc.*......................  11,077       125,724
  ITT Educational Services, Inc.*.................   2,150       164,819
  Matthews International Corp. -- Class A.........   2,789       137,888
  Sotheby's.......................................   3,529        97,753
  Strayer Education, Inc. ........................   1,060       196,831
                                                             -----------
TOTAL DIVERSIFIED CONSUMER SERVICES                              886,593
                                                             -----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.9%
  Amphenol Corp. .................................   3,149       145,421
                                                             -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                         145,421
                                                             -----------

  ENERGY EQUIPMENT & SERVICES 0.9%
  FMC Technologies, Inc.*.........................   2,250       151,200
                                                             -----------
TOTAL ENERGY EQUIPMENT & SERVICES                                151,200
                                                             -----------

  HEALTH CARE EQUIPMENT & SUPPLIES 5.0%
  Gen-Probe, Inc.*................................   2,250       126,810
  Hologic, Inc.*..................................   6,039       176,278
  Intuitive Surgical, Inc.*.......................     780       225,623
  Kinetic Concepts, Inc.*.........................   4,489       178,034
  ResMed, Inc.*...................................   2,980       128,498
                                                             -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                           835,243
                                                             -----------

  HEALTH CARE PROVIDERS & SERVICES 5.7%
  Apria Healthcare Group, Inc.*...................   7,298       128,591
  Community Health Systems, Inc.*.................   3,689       138,448
  Henry Schein, Inc.*.............................   1,600        88,592
  Lincare Holdings, Inc.*.........................   4,339       105,611
  Psychiatric Solutions, Inc.*....................   8,928       309,891
  VCA Antech, Inc.*...............................   5,118       165,670
                                                             -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                           936,803
                                                             -----------

  HEALTH CARE TECHNOLOGY 0.5%
  Cerner Corp.*...................................   1,770        81,898
                                                             -----------
TOTAL HEALTH CARE TECHNOLOGY                                      81,898
                                                             -----------

  HOTELS, RESTAURANTS & LEISURE 2.1%
  Cheesecake Factory, Inc.*.......................   5,039       114,033
  Chipotle Mexican Grill, Inc. -- Class A*........   1,330       130,513
  Scientific Games Corp. -- Class A*..............   3,609       101,629
                                                             -----------
TOTAL HOTELS, RESTAURANTS & LEISURE                              346,175
                                                             -----------

  HOUSEHOLD DURABLES 3.2%
  NVR, Inc.*......................................     500       306,750
  Toll Brothers, Inc.*............................  10,187       230,634
                                                             -----------
TOTAL HOUSEHOLD DURABLES                                         537,384
                                                             -----------

  HOUSEHOLD PRODUCTS 1.6%
  Church & Dwight Co., Inc. ......................   1,860       105,685
  Energizer Holdings, Inc.*.......................   2,019       159,622
                                                             -----------
TOTAL HOUSEHOLD PRODUCTS                                         265,307
                                                             -----------

  INSURANCE 1.7%
  Brown & Brown, Inc. ............................   6,638       127,450
  W.R. Berkley Corp. .............................   5,928       152,290
                                                             -----------
TOTAL INSURANCE                                                  279,740
                                                             -----------

  INTERNET SOFTWARE & SERVICES 2.6%
  Digital River, Inc.*............................   8,868       291,314
  ValueClick, Inc.*...............................   6,638       132,428
                                                             -----------
TOTAL INTERNET SOFTWARE & SERVICES                               423,742
                                                             -----------

  IT SERVICES 3.5%
  Alliance Data Systems Corp.*....................   1,819       104,429
  DST Systems, Inc.*..............................   2,859       171,083
  Gartner, Inc.*..................................   3,409        78,134
  Global Payments, Inc. ..........................   2,859       126,539
  SRA International, Inc. -- Class A*.............   3,769        99,012
                                                             -----------
TOTAL IT SERVICES                                                579,197
                                                             -----------

  LIFE SCIENCES TOOLS & SERVICES 4.7%
  Affymetrix, Inc.*...............................   8,958        97,732
  Charles River Laboratories International,
     Inc.*........................................   1,060        61,533
  Covance, Inc.*..................................     909        76,165
  Invitrogen Corp.*...............................   2,699       252,546
  Pharmaceutical Product Development, Inc. .......   3,339       138,301
  Techne Corp.*...................................   2,069       150,044
                                                             -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES                             776,321
                                                             -----------


See Notes to Financial Statements.

SEMI-ANNUAL REPORT 30


RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)


  MACHINERY 3.3%
  Donaldson Co., Inc. ............................   2,449      $106,629
  Graco, Inc. ....................................   4,109       170,154
  Joy Global, Inc. ...............................   3,679       273,166
                                                             -----------
TOTAL MACHINERY                                                  549,949
                                                             -----------

  MEDIA 3.0%
  Getty Images, Inc.*.............................   6,168       201,385
  John Wiley & Sons, Inc.- Class A................   2,719       125,210
  Valassis Communications, Inc.*..................  11,637       165,246
                                                             -----------
TOTAL MEDIA                                                      491,841
                                                             -----------

  METALS & MINING 5.6%
  Cleveland-Cliffs, Inc. .........................   2,489       399,236
  Commercial Metals Co. ..........................   7,708       240,027
  Steel Dynamics, Inc. ...........................   8,338       290,579
                                                             -----------
TOTAL METALS & MINING                                            929,842
                                                             -----------

  MULTILINE RETAIL 0.9%
  Dollar Tree Stores, Inc.*.......................   4,609       145,644
                                                             -----------
TOTAL MULTILINE RETAIL                                           145,644
                                                             -----------

  OIL, GAS & CONSUMABLE FUELS 9.2%
  Cimarex Energy Co. .............................   4,329       269,697
  Denbury Resources, Inc.*........................   4,579       139,934
  Encore Acquisition Co.*.........................   9,108       415,598
  Frontier Oil Corp. .............................   5,159       128,201
  Newfield Exploration Co.*.......................   2,299       139,687
  Pioneer Natural Resources Co. ..................   2,369       136,762
  Quicksilver Resources, Inc.*....................   3,689       153,057
  Southwestern Energy Co.*........................   3,429       145,081
                                                             -----------
TOTAL OIL, GAS & CONSUMABLE FUELS                              1,528,017
                                                             -----------

  PERSONAL PRODUCTS 0.8%
  NBTY, Inc.*.....................................   4,699       132,277
                                                             -----------
TOTAL PERSONAL PRODUCTS                                          132,277
                                                             -----------

  PHARMACEUTICALS 3.7%
  Endo Pharmaceuticals Holdings, Inc.*............   7,848       194,866
  Medicis Pharmaceutical Corp. -- Class A.........   3,110        64,066
  Par Pharmaceutical Cos., Inc.*..................   6,129       104,500
  Sepracor, Inc.*.................................  11,217       241,726
                                                             -----------
TOTAL PHARMACEUTICALS                                            605,158
                                                             -----------

  REAL ESTATE MANAGEMENT & DEVELOPMENT 1.5%
  Jones Lang LaSalle, Inc. .......................   3,119       242,066
                                                             -----------
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT                       242,066
                                                             -----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.2%
  Cree, Inc.*.....................................   7,008       182,208
  Silicon Laboratories, Inc.*.....................   5,399       182,324
                                                             -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                   364,532
                                                             -----------

  SOFTWARE 2.9%
  ACI Worldwide, Inc.*............................   8,858       195,762
  Fair Isaac Corp. ...............................   3,269        80,973
  Macrovision Corp.*..............................   4,599        72,572
  McAfee, Inc.*...................................   3,929       130,639
                                                             -----------
TOTAL SOFTWARE                                                   479,946
                                                             -----------

  SPECIALTY RETAIL 10.1%
  Advance Auto Parts, Inc. .......................   3,739       129,669
  Aeropostale, Inc.*..............................   9,808       311,796
  American Eagle Outfitters, Inc. ................   6,208       114,041
  Chico's FAS, Inc.*..............................  26,553       187,730
  Guess?, Inc. ...................................   1,869        71,545
  O'Reilly Automotive, Inc.*......................   3,290        94,982
  Pacific Sunwear of California, Inc.*............  10,538       141,315
  Ross Stores, Inc. ..............................   6,248       209,245
  Urban Outfitters, Inc.*.........................   8,078       276,671
  Williams-Sonoma, Inc. ..........................   5,019       132,502
                                                             -----------
TOTAL SPECIALTY RETAIL                                         1,669,496
                                                             -----------

  TEXTILES, APPAREL & LUXURY GOODS 1.7%
  Timberland Co. -- Class A*......................   8,718       127,283
  Warnaco Group, Inc.*............................   3,479       160,521
                                                             -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                           287,804
                                                             -----------

  TRADING COMPANIES & DISTRIBUTORS 0.8%
  Fastenal Co. ...................................   2,659       129,785
                                                             -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS                           129,785
                                                             -----------
TOTAL COMMON STOCKS
  (Cost $17,662,527)                                          16,465,561
                                                             -----------

SHORT TERM INVESTMENTS 0.4%
  SSgA Prime Money Market Fund....................  73,509        73,509
                                                             -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $73,509)                                                  73,509
                                                             -----------
TOTAL INVESTMENTS 100.0%
  (Cost $17,736,036)                                          16,539,070
                                                             -----------
LIABILITIES IN EXCESS OF OTHER ASSETS--0.0%(A)                    (2,570)
                                                             -----------
NET ASSETS--100.0%                                           $16,536,500
------------------------------------------------------------------------



     * Non-Income Producing Security.

(a)    Amount represents less than 0.05% of net assets.


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 31



RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2008

--------------------------------------------------------------------------------



                                                                   MARKET
                                                     SHARES         VALUE
-------------------------------------------------------------------------
COMMON STOCKS 99.6%
  AEROSPACE & DEFENSE 0.4%
  Applied Signal Technology, Inc. ................    9,150      $104,676
                                                              -----------
TOTAL AEROSPACE & DEFENSE                                         104,676
                                                              -----------

  AUTO COMPONENTS 1.8%
  Standard Motor Products, Inc. ..................   46,248       281,188
  Superior Industries International, Inc. ........   10,359       210,391
                                                              -----------
TOTAL AUTO COMPONENTS                                             491,579
                                                              -----------

  AUTOMOBILES 0.7%
  Monaco Coach Corp. .............................   29,198       184,823
                                                              -----------
TOTAL AUTOMOBILES                                                 184,823
                                                              -----------

  BUILDING PRODUCTS 2.1%
  Gibraltar Industries, Inc. .....................   13,419       140,229
  Griffon Corp.*..................................   13,999       130,891
  NCI Building Systems, Inc.*.....................    2,509        60,567
  Universal Forest Products, Inc. ................    6,720       233,251
                                                              -----------
TOTAL BUILDING PRODUCTS                                           564,938
                                                              -----------

  CAPITAL MARKETS 0.7%
  SWS Group, Inc. ................................   14,349       188,259
                                                              -----------
TOTAL CAPITAL MARKETS                                             188,259
                                                              -----------

  CHEMICALS 4.5%
  A. Schulman, Inc. ..............................    7,590       160,908
  Georgia Gulf Corp. .............................   54,667       328,549
  Material Sciences Corp.*........................   10,270        81,544
  Omnova Solutions, Inc.*.........................   14,709        50,158
  PolyOne Corp.*..................................   34,569       255,119
  Quaker Chemical Corp. ..........................    7,020       217,620
  Tronox, Inc. ...................................   39,659       118,580
                                                              -----------
TOTAL CHEMICALS                                                 1,212,478
                                                              -----------

  COMMERCIAL BANKS 9.4%
  Central Pacific Financial Corp. ................   10,909       200,289
  Community Bank System, Inc. ....................    5,309       135,326
  First Bancorp...................................   36,928       379,989
  First Commonwealth Financial Corp. .............   10,920       135,954
  First Financial Bancorp.........................   10,560       138,547
  First Midwest Bancorp, Inc. ....................    1,630        41,614
  Hanmi Financial Corp. ..........................   13,399        93,659
  Independent Bank Corp. .........................   21,879       174,595
  Irwin Financial Corp. ..........................   23,339       136,300
  National Penn Bancshares, Inc. .................    6,300       105,147
  Old National Bancorp............................    7,309       125,057
  Provident Bankshares Corp. .....................    7,449        95,422
  South Financial Group, Inc. ....................    9,299        56,166
  Sterling Bancorp................................    8,169       134,053
  Sterling Financial Corp. .......................    6,420        78,388
  Susquehanna Bancshares, Inc. ...................    8,480       168,667
  Umpqua Holdings Corp. ..........................   12,019       177,280
  United Bankshares, Inc. ........................    1,780        51,780
  Whitney Holding Corp. ..........................    3,770        88,256
                                                              -----------
TOTAL COMMERCIAL BANKS                                          2,516,489
                                                              -----------

  COMMERCIAL SERVICES & SUPPLIES 3.7%
  ABM Industries, Inc. ...........................    6,790       142,183
  Angelica Corp. .................................    9,240       149,318
  CDI Corp. ......................................    3,970       107,984
  Spherion Corp.*.................................   32,139       158,767
  Standard Register Co. ..........................   18,699       177,266
  United Stationers, Inc.*........................    1,190        52,467
  Volt Information Sciences, Inc.*................   14,939       199,286
                                                              -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                              987,271
                                                              -----------

  COMMUNICATIONS EQUIPMENT 0.7%
  Black Box Corp. ................................    1,980        58,865
  Ditech Networks, Inc.*..........................   26,729        76,178
  Symmetricom, Inc.*..............................   12,999        55,766
                                                              -----------
TOTAL COMMUNICATIONS EQUIPMENT                                    190,809
                                                              -----------

  CONSTRUCTION & ENGINEERING 0.2%
  Insituform Technologies, Inc. -- Class A*.......    3,480        58,882
                                                              -----------
TOTAL CONSTRUCTION & ENGINEERING                                   58,882
                                                              -----------

  CONTAINERS & PACKAGING 1.7%
  Chesapeake Corp.*...............................   54,598       239,139
  Rock-Tenn Co. ..................................    6,200       210,366
                                                              -----------
TOTAL CONTAINERS & PACKAGING                                      449,505
                                                              -----------

  DISTRIBUTORS 1.4%
  Audiovox Corp. -- Class A*......................    7,100        77,532
  Building Materials Holding Corp. ...............   63,327       295,104
                                                              -----------
TOTAL DISTRIBUTORS                                                372,636
                                                              -----------

  DIVERSIFIED CONSUMER SERVICES 0.2%
  CPI Corp. ......................................    3,180        59,975
                                                              -----------
TOTAL DIVERSIFIED CONSUMER SERVICES                                59,975
                                                              -----------

  DIVERSIFIED FINANCIAL SERVICES 0.3%
  Financial Federal Corp. ........................    3,220        75,187
                                                              -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES                               75,187
                                                              -----------

  ELECTRIC UTILITIES 1.8%
  Allete, Inc. ...................................    2,740       114,450
  Central Vermont Public Service Corp. ...........    3,720        86,676
  Cleco Corp. ....................................    3,230        77,552
  UIL Holdings Corp. .............................    3,150        98,595
  Unisource Energy Corp. .........................    3,630       113,401
                                                              -----------
TOTAL ELECTRIC UTILITIES                                          490,674
                                                              -----------

  ELECTRICAL EQUIPMENT 0.6%
  AO Smith Corp. .................................    3,200        99,008
  C&D Technologies, Inc.*.........................   11,149        61,542
                                                              -----------
TOTAL ELECTRICAL EQUIPMENT                                        160,550
                                                              -----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 3.0%
  Benchmark Electronics, Inc.*....................    4,499        79,992
  CTS Corp. ......................................    9,249       104,051
  Gerber Scientific, Inc.*........................    6,790        62,943
  Insight Enterprises, Inc.*......................    6,609        79,705
  Methode Electronics, Inc. ......................    4,300        46,612
  Park Electrochemical Corp. .....................    3,179        86,151
  SYNNEX Corp.*...................................   14,329       342,177
                                                              -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                          801,631
                                                              -----------


See Notes to Financial Statements.

SEMI-ANNUAL REPORT 32


RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                                   MARKET
                                                     SHARES         VALUE
-------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)


  FOOD & STAPLES RETAILING 2.7%
  Great Atlantic & Pacific Tea Co., Inc.*.........    1,890       $52,013
  Longs Drug Stores Corp. ........................    1,190        47,671
  Nash Finch Co. .................................    7,110       260,084
  Performance Food Group Co.*.....................    6,309       211,099
  Spartan Stores, Inc. ...........................    7,530       157,226
                                                              -----------
TOTAL FOOD & STAPLES RETAILING                                    728,093
                                                              -----------

  FOOD PRODUCTS 0.2%
  Lance, Inc. ....................................    2,930        61,413
                                                              -----------
TOTAL FOOD PRODUCTS                                                61,413
                                                              -----------

  GAS UTILITIES 4.0%
  Atmos Energy Corp. .............................   10,260       283,997
  Laclede Group, Inc. ............................    5,970       225,785
  New Jersey Resources Corp. .....................    2,940        93,639
  Northwest Natural Gas Co. ......................    1,230        55,190
  Piedmont Natural Gas Co., Inc. .................    3,450        90,701
  Southern Union Co. .............................    2,360        60,463
  Southwest Gas Corp. ............................    5,680       163,982
  UGI Corp. ......................................    3,929       102,154
                                                              -----------
TOTAL GAS UTILITIES                                             1,075,911
                                                              -----------

  HEALTH CARE EQUIPMENT & SUPPLIES 0.3%
  Datascope Corp. ................................    2,040        76,418
                                                              -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                             76,418
                                                              -----------

  HEALTH CARE PROVIDERS & SERVICES 0.9%
  Gentiva Health Services, Inc.*..................    2,650        57,611
  MedCath Corp.*..................................    3,259        60,487
  Owens & Minor, Inc. ............................    2,459       111,442
                                                              -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                            229,540
                                                              -----------

  HOTELS, RESTAURANTS & LEISURE 2.0%
  CKE Restaurants, Inc. ..........................    3,870        40,596
  Landry's Restaurants, Inc. .....................    6,700       106,999
  O'Charleys, Inc. ...............................   12,829       148,816
  Steak n Shake Co.*..............................    7,040        55,757
  Triarc Cos., Inc. -- Class A....................   27,249       193,468
                                                              -----------
TOTAL HOTELS, RESTAURANTS & LEISURE                               545,636
                                                              -----------

  HOUSEHOLD DURABLES 5.7%
  Bassett Furniture Industries, Inc. .............   38,269       456,932
  Ethan Allen Interiors, Inc. ....................    2,990        82,135
  La-Z-Boy, Inc. .................................   49,068       312,563
  Libbey, Inc. ...................................    7,639       108,474
  M/I Homes, Inc. ................................   22,289       382,256
  National Presto Industries, Inc. ...............    3,240       175,576
                                                              -----------
TOTAL HOUSEHOLD DURABLES                                        1,517,936
                                                              -----------

  HOUSEHOLD PRODUCTS 1.2%
  Central Garden & Pet Co.*.......................   48,198       241,954
  Spectrum Brands, Inc.*..........................   18,149        81,489
                                                              -----------
TOTAL HOUSEHOLD PRODUCTS                                          323,443
                                                              -----------

  INDUSTRIAL CONGLOMERATES 1.4%
  Standex International Corp. ....................   12,179       256,733
  Tredegar Corp. .................................    6,990       114,217
                                                              -----------
TOTAL INDUSTRIAL CONGLOMERATES                                    370,950
                                                              -----------

  INSURANCE 4.5%
  LandAmerica Financial Group, Inc. ..............   12,739       365,609
  Presidential Life Corp. ........................    8,019       136,002
  Safety Insurance Group, Inc. ...................    5,159       185,208
  Selective Insurance Group, Inc. ................    4,420        94,234
  Stewart Information Services Corp. .............   14,699       359,979
  United Fire & Casualty Co. .....................    2,390        78,751
                                                              -----------
TOTAL INSURANCE                                                 1,219,783
                                                              -----------

  IT SERVICES 1.7%
  Ciber, Inc.*....................................   17,149       107,353
  Gevity HR, Inc. ................................   51,128       348,693
                                                              -----------
TOTAL IT SERVICES                                                 456,046
                                                              -----------

  LEISURE EQUIPMENT & PRODUCTS 1.7%
  Arctic Cat, Inc. ...............................   21,129       160,158
  MarineMax, Inc.*................................   12,809       146,022
  Nautilus, Inc. .................................   38,229       138,007
                                                              -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                444,187
                                                              -----------

  LIFE SCIENCES TOOLS & SERVICES 0.4%
  Cambrex Corp. ..................................   18,629       108,980
                                                              -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES                              108,980
                                                              -----------

  MACHINERY 2.6%
  Briggs & Stratton Corp. ........................    6,640       101,061
  Lydall, Inc.*...................................    9,960       116,034
  Mueller Industries, Inc. .......................    2,380        77,041
  Wabash National Corp. ..........................   48,698       408,089
                                                              -----------
TOTAL MACHINERY                                                   702,225
                                                              -----------

  MEDIA 0.5%
  Live Nation, Inc.*..............................    9,129       125,889
                                                              -----------
TOTAL MEDIA                                                       125,889
                                                              -----------

  METALS & MINING 0.4%
  AM Castle & Co. ................................    3,310       102,312
                                                              -----------
TOTAL METALS & MINING                                             102,312
                                                              -----------

  MULTI-UTILITIES 1.0%
  Avista Corp. ...................................    6,180       126,875
  CH Energy Group, Inc. ..........................    4,410       155,938
                                                              -----------
TOTAL MULTI-UTILITIES                                             282,813
                                                              -----------

  MULTILINE RETAIL 1.9%
  Fred's, Inc. -- Class A.........................   19,539       216,492
  Tuesday Morning Corp.*..........................   55,148       300,005
                                                              -----------
TOTAL MULTILINE RETAIL                                            516,497
                                                              -----------

  PAPER & FOREST PRODUCTS 0.9%
  Schweitzer-Mauduit International, Inc. .........    3,170        70,152
  Wausau Paper Corp. .............................   21,899       169,498
                                                              -----------
TOTAL PAPER & FOREST PRODUCTS                                     239,650
                                                              -----------


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 33



RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                                   MARKET
                                                     SHARES         VALUE
-------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)


  REAL ESTATE INVESTMENT TRUSTS (REITS) 8.6%
  BioMed Realty Trust, Inc. ......................    6,210      $161,460
  Colonial Properties Trust.......................   12,159       294,612
  DiamondRock Hospitality Co. ....................    7,680        97,920
  Entertainment Properties Trust..................    1,910       101,918
  Home Properties, Inc. ..........................    2,520       132,476
  Inland Real Estate Corp. .......................    5,850        94,477
  Kite Realty Group Trust.........................    7,889       107,133
  Lexington Corporate Properties Trust............    9,709       139,810
  LTC Properties, Inc. ...........................    3,540        96,394
  Medical Properties Trust, Inc. .................   13,799       167,658
  Mid-America Apartment Communities, Inc. ........    3,040       159,600
  National Retail Properties, Inc. ...............    4,849       111,091
  Parkway Properties, Inc. .......................    4,280       169,745
  Pennsylvania Real Estate Investment Trust.......    7,379       185,803
  PS Business Parks, Inc. ........................    1,000        57,240
  Senior Housing Properties Trust.................    4,760       114,002
  Sovran Self Storage, Inc. ......................    2,510       112,197
                                                              -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)                     2,303,536
                                                              -----------

  ROAD & RAIL 1.7%
  Arkansas Best Corp. ............................   11,310       446,519
                                                              -----------
TOTAL ROAD & RAIL                                                 446,519
                                                              -----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.7%
  Photronics, Inc.*...............................   12,579       133,337
  Rudolph Technologies, Inc.*.....................    6,580        66,853
                                                              -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                    200,190
                                                              -----------

  SPECIALTY RETAIL 13.4%
  Big 5 Sporting Goods Corp. .....................    5,609        51,547
  Brown Shoe Co., Inc. ...........................    9,560       159,461
  Cabela's, Inc.*.................................    3,850        52,090
  Cato Corp. -- Class A...........................   11,340       195,615
  Finish Line, Inc. -- Class A....................  119,045       782,126
  Group 1 Automotive, Inc. .......................   11,740       313,223
  Haverty Furniture Cos., Inc. ...................   34,088       311,223
  Jo-Ann Stores, Inc.*............................   17,679       334,840
  Lithia Motors, Inc. -- Class A..................   27,948       251,532
  PEP Boys-Manny Moe & Jack.......................   24,229       216,123
  Sonic Automotive, Inc. -- Class A...............   13,889       281,808
  Stein Mart, Inc. ...............................   86,296       459,958
  Zale Corp.*.....................................    8,699       180,243
                                                              -----------
TOTAL SPECIALTY RETAIL                                          3,589,789
                                                              -----------

  TEXTILES, APPAREL & LUXURY GOODS 0.9%
  Oxford Industries, Inc. ........................    8,900       247,331
                                                              -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                            247,331
                                                              -----------

  THRIFTS & MORTGAGE FINANCE 5.5%
  Anchor BanCorp Wisconsin, Inc. .................    2,199        33,403
  Bank Mutual Corp. ..............................    6,980        78,106
  BankAtlantic Bancorp, Inc. -- Class A...........   54,398       167,546
  BankUnited Financial Corp. -- Class A...........   33,419       131,337
  Brookline Bancorp, Inc. ........................    7,390        79,812
  Corus Bankshares, Inc. .........................   32,609       239,024
  Dime Community Bancshares.......................    5,510       102,872
  Downey Financial Corp. .........................    4,579        64,747
  FirstFed Financial Corp.*.......................    3,500        53,480
  Flagstar Bancorp, Inc. .........................   53,048       324,654
  Franklin Bank Corp.*............................   56,548        87,649
  Guaranty Financial Group, Inc.*.................    6,109        46,734
  TrustCo Bank Corp. .............................    6,350        55,435
                                                              -----------
TOTAL THRIFTS & MORTGAGE FINANCE                                1,464,799
                                                              -----------

  TOBACCO 0.8%
  Alliance One International, Inc.*...............   36,979       227,421
                                                              -----------
TOTAL TOBACCO                                                     227,421
                                                              -----------

  TRADING COMPANIES & DISTRIBUTORS 0.8%
  Lawson Products, Inc. ..........................    2,220        56,344
  Watsco, Inc. ...................................    3,530       160,156
                                                              -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS                            216,500
                                                              -----------
TOTAL COMMON STOCKS
  (Cost $31,045,109)                                           26,734,169
                                                              -----------

  SHORT TERM INVESTMENTS 0.3%
  SSgA Prime Money Market Fund....................   87,330        87,330
                                                              -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $87,330)                                                   87,330
                                                              -----------
TOTAL INVESTMENTS 99.9%
  (Cost $31,132,439)                                           26,821,499
                                                              -----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%                        13,904
                                                              -----------
NET ASSETS--100.0%                                            $26,835,403
-------------------------------------------------------------------------



     * Non-Income Producing Security.




See Notes to Financial Statements.

SEMI-ANNUAL REPORT 34



RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2008

--------------------------------------------------------------------------------



                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS 99.9%
  AEROSPACE & DEFENSE 3.0%
  AAR Corp.*......................................     930      $21,762
  Ceradyne, Inc.*.................................   1,230       47,921
  Curtiss-Wright Corp. ...........................     660       31,343
  Orbital Sciences Corp.*.........................   1,740       46,823
  Teledyne Technologies, Inc.*....................     430       25,254
                                                             ----------
TOTAL AEROSPACE & DEFENSE                                       173,103
                                                             ----------

  AIR FREIGHT & LOGISTICS 0.5%
  Forward Air Corp. ..............................     890       30,340
                                                             ----------
TOTAL AIR FREIGHT & LOGISTICS                                    30,340
                                                             ----------

  AUTO COMPONENTS 0.7%
  Drew Industries, Inc.*..........................   1,570       38,292
                                                             ----------
TOTAL AUTO COMPONENTS                                            38,292
                                                             ----------

  BEVERAGES 0.4%
  Boston Beer Co., Inc. -- Class A*...............     580       25,694
                                                             ----------
TOTAL BEVERAGES                                                  25,694
                                                             ----------

  BIOTECHNOLOGY 2.9%
  LifeCell Corp.*.................................   1,700       86,326
  Martek Biosciences Corp.*.......................   2,290       80,745
                                                             ----------
TOTAL BIOTECHNOLOGY                                             167,071
                                                             ----------

  BUILDING PRODUCTS 0.6%
  Simpson Manufacturing Co., Inc. ................   1,250       32,988
                                                             ----------
TOTAL BUILDING PRODUCTS                                          32,988
                                                             ----------

  CAPITAL MARKETS 1.7%
  optionsXpress Holdings, Inc. ...................   2,230       47,878
  TradeStation Group, Inc.*.......................   5,340       49,822
                                                             ----------
TOTAL CAPITAL MARKETS                                            97,700
                                                             ----------

  CHEMICALS 0.8%
  NewMarket Corp. ................................     740       48,048
                                                             ----------
TOTAL CHEMICALS                                                  48,048
                                                             ----------

  COMMERCIAL BANKS 2.2%
  Nara Bancorp, Inc. .............................   2,640       34,663
  PrivateBancorp, Inc. ...........................     820       27,872
  UCBH Holdings, Inc. ............................   1,750       12,740
  Wilshire Bancorp, Inc. .........................   6,050       49,852
                                                             ----------
TOTAL COMMERCIAL BANKS                                          125,127
                                                             ----------

  COMMERCIAL SERVICES & SUPPLIES 0.4%
  Waste Connections, Inc.*........................     710       22,770
                                                             ----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                             22,770
                                                             ----------

  COMMUNICATIONS EQUIPMENT 1.3%
  Comtech Telecommunications Corp.*...............     750       29,047
  NETGEAR, Inc.*..................................   2,170       35,176
  ViaSat, Inc.*...................................     640       14,144
                                                             ----------
TOTAL COMMUNICATIONS EQUIPMENT                                   78,367
                                                             ----------

  COMPUTERS & PERIPHERALS 1.0%
  Intevac, Inc.*..................................   2,900       38,512
  Stratasys, Inc.*................................     900       17,496
                                                             ----------
TOTAL COMPUTERS & PERIPHERALS                                    56,008
                                                             ----------

  CONSTRUCTION MATERIALS 0.9%
  Headwaters, Inc.*...............................   4,430       50,635
                                                             ----------
TOTAL CONSTRUCTION MATERIALS                                     50,635
                                                             ----------

  CONSUMER FINANCE 1.2%
  First Cash Financial Services, Inc.*............   1,620       24,041
  World Acceptance Corp.*.........................   1,210       47,650
                                                             ----------
TOTAL CONSUMER FINANCE                                           71,691
                                                             ----------

  DISTRIBUTORS 0.3%
  LKQ Corp.*......................................     840       18,278
                                                             ----------
TOTAL DISTRIBUTORS                                               18,278
                                                             ----------

  DIVERSIFIED CONSUMER SERVICES 2.7%
  Bright Horizons Family Solutions, Inc.*.........     750       35,557
  Coinstar, Inc.*.................................   1,890       60,272
  Pre-Paid Legal Services, Inc.*..................     940       41,116
  Universal Technical Institute, Inc.*............   1,580       17,917
                                                             ----------
TOTAL DIVERSIFIED CONSUMER SERVICES                             154,862
                                                             ----------

  DIVERSIFIED FINANCIAL SERVICES 1.1%
  Portfolio Recovery Associates, Inc. ............   1,420       62,494
                                                             ----------
TOTAL DIVERSIFIED FINANCIAL SERVICES                             62,494
                                                             ----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 3.8%
  Brightpoint, Inc.*..............................   2,260       20,702
  Daktronics, Inc. ...............................   1,320       19,523
  FARO Technologies, Inc.*........................   1,410       49,688
  FLIR Systems, Inc.*.............................   1,890       64,884
  LoJack Corp.*...................................   1,650       16,319
  Scansource, Inc.*...............................     930       23,222
  Trimble Navigation, Ltd.*.......................     750       24,592
                                                             ----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                        218,930
                                                             ----------

  ENERGY EQUIPMENT & SERVICES 6.3%
  Basic Energy Services, Inc.*....................   3,370       78,184
  CARBO Ceramics, Inc. ...........................     780       37,073
  Dril-Quip, Inc.*................................     260       14,862
  Helix Energy Solutions Group, Inc.*.............   1,240       42,842
  Hornbeck Offshore Services, Inc.*...............   1,220       60,841
  Oceaneering International, Inc.*................     420       28,048
  Superior Well Services, Inc.*...................   1,240       29,524
  Unit Corp.*.....................................   1,150       73,037
                                                             ----------
TOTAL ENERGY EQUIPMENT & SERVICES                               364,411
                                                             ----------

  FOOD & STAPLES RETAILING 0.3%
  United Natural Foods, Inc.*.....................     920       18,216
                                                             ----------
TOTAL FOOD & STAPLES RETAILING                                   18,216
                                                             ----------


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 35



RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)


  HEALTH CARE EQUIPMENT & SUPPLIES 5.7%
  Abaxis, Inc.*...................................     940      $23,951
  American Medical Systems Holdings, Inc.*........   1,230       17,343
  Cooper Cos., Inc. ..............................     860       30,100
  Haemonetics Corp.*..............................     250       14,308
  ICU Medical, Inc.*..............................     600       15,072
  Idexx Laboratories, Inc.*.......................     550       29,260
  Immucor, Inc.*..................................   1,500       40,470
  Integra LifeSciences Holdings Corp.*............     900       38,133
  Kensey Nash Corp.*..............................     720       20,995
  Merit Medical Systems, Inc.*....................   1,470       21,624
  Palomar Medical Technologies, Inc.*.............   4,120       58,092
  SurModics, Inc.*................................     460       20,456
                                                             ----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                          329,804
                                                             ----------

  HEALTH CARE PROVIDERS & SERVICES 8.2%
  Air Methods Corp.*..............................     650       26,065
  Amedisys, Inc.*.................................     440       22,792
  AMN Healthcare Services, Inc.*..................   2,360       34,432
  Amsurg Corp.*...................................     970       24,774
  HealthExtras, Inc.*.............................   2,900       81,838
  Healthways, Inc.*...............................     820       29,955
  inVentiv Health, Inc.*..........................   1,710       50,838
  LCA-Vision, Inc. ...............................   3,870       39,126
  LHC Group, Inc.*................................   3,070       47,892
  Molina Healthcare, Inc.*........................   1,070       26,568
  Pediatrix Medical Group, Inc.*..................     460       31,289
  PharMerica Corp.*...............................   1,650       28,099
  Sunrise Senior Living, Inc.*....................   1,250       26,813
                                                             ----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                          470,481
                                                             ----------

  HOTELS, RESTAURANTS & LEISURE 5.3%
  CEC Entertainment, Inc.*........................   1,230       45,756
  Monarch Casino & Resort, Inc.*..................   1,440       19,066
  P.F. Chang's China Bistro, Inc.*................   1,450       44,993
  Panera Bread Co. -- Class A*....................   1,400       73,164
  Papa John's International, Inc.*................   1,590       42,930
  Shuffle Master, Inc.*...........................   5,240       25,728
  Sonic Corp.*....................................   1,680       36,943
  WMS Industries, Inc.*...........................     450       16,286
                                                             ----------
TOTAL HOTELS, RESTAURANTS & LEISURE                             304,866
                                                             ----------

  HOUSEHOLD DURABLES 2.2%
  Meritage Homes Corp.*...........................   3,680       69,810
  Standard Pacific Corp. .........................  11,720       59,303
                                                             ----------
TOTAL HOUSEHOLD DURABLES                                        129,113
                                                             ----------

  INSURANCE 2.2%
  Infinity Property & Casualty Corp. .............   1,100       42,636
  Philadelphia Consolidated Holding Co.*..........   1,040       38,355
  Zenith National Insurance Corp. ................   1,270       47,168
                                                             ----------
TOTAL INSURANCE                                                 128,159
                                                             ----------

  INTERNET & CATALOG RETAIL 2.9%
  NutriSystem, Inc.*..............................   3,440       69,075
  PetMed Express, Inc.*...........................   5,320       59,691
  Stamps.com, Inc.*...............................   2,810       38,525
                                                             ----------
TOTAL INTERNET & CATALOG RETAIL                                 167,291
                                                             ----------

  INTERNET SOFTWARE & SERVICES 5.8%
  Bankrate, Inc.*.................................   1,600       83,584
  DealerTrack Holdings, Inc.*.....................   1,950       37,518
  InfoSpace, Inc. ................................   2,550       30,753
  j2 Global Communications, Inc.*.................   3,510       75,114
  United Online, Inc. ............................   3,950       42,186
  Websense, Inc.*.................................   3,270       63,601
                                                             ----------
TOTAL INTERNET SOFTWARE & SERVICES                              332,756
                                                             ----------

  IT SERVICES 1.9%
  CACI International, Inc. -- Class A*............     720       36,086
  Wright Express Corp.*...........................   2,210       72,930
                                                             ----------
TOTAL IT SERVICES                                               109,016
                                                             ----------

  LEISURE EQUIPMENT & PRODUCTS 1.6%
  Polaris Industries, Inc. .......................     770       35,844
  Pool Corp. .....................................   2,500       54,575
                                                             ----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                               90,419
                                                             ----------

  LIFE SCIENCES TOOLS & SERVICES 1.4%
  Dionex Corp.*...................................     440       34,417
  Kendle International, Inc.*.....................     650       27,749
  PharmaNet Development Group, Inc.*..............     740       17,656
                                                             ----------
TOTAL LIFE SCIENCES TOOLS & SERVICES                             79,822
                                                             ----------

  MACHINERY 0.5%
  Toro Co. .......................................     640       27,130
                                                             ----------
TOTAL MACHINERY                                                  27,130
                                                             ----------

  MEDIA 0.7%
  Arbitron, Inc. .................................     840       40,186
                                                             ----------
TOTAL MEDIA                                                      40,186
                                                             ----------

  METALS & MINING 0.4%
  Brush Engineered Materials, Inc.*...............     720       22,327
                                                             ----------
TOTAL METALS & MINING                                            22,327
                                                             ----------

  OIL, GAS & CONSUMABLE FUELS 3.9%
  Cabot Oil & Gas Corp. ..........................     780       44,437
  Penn Virginia Corp. ............................     860       45,150
  Petroleum Development Corp.*....................     950       71,468
  St. Mary Land & Exploration Co. ................   1,440       62,957
                                                             ----------
TOTAL OIL, GAS & CONSUMABLE FUELS                               224,012
                                                             ----------

  PAPER & FOREST PRODUCTS 0.8%
  Deltic Timber Corp. ............................     890       46,948
                                                             ----------
TOTAL PAPER & FOREST PRODUCTS                                    46,948
                                                             ----------


See Notes to Financial Statements.

SEMI-ANNUAL REPORT 36


RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)


  PERSONAL PRODUCTS 2.3%
  Chattem, Inc.*..................................     370      $25,856
  Mannatech, Inc. ................................  11,670       76,205
  USANA Health Sciences, Inc.*....................   1,740       33,930
                                                             ----------
TOTAL PERSONAL PRODUCTS                                         135,991
                                                             ----------

  PHARMACEUTICALS 0.5%
  Sciele Pharma, Inc.*............................   1,530       29,483
                                                             ----------
TOTAL PHARMACEUTICALS                                            29,483
                                                             ----------

  ROAD & RAIL 2.3%
  Heartland Express, Inc. ........................   1,980       30,631
  Knight Transportation, Inc. ....................   2,350       39,926
  Landstar System, Inc. ..........................   1,230       63,911
                                                             ----------
TOTAL ROAD & RAIL                                               134,468
                                                             ----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.4%
  Diodes, Inc.*...................................     820       22,173
                                                             ----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                   22,173
                                                             ----------

  SOFTWARE 9.6%
  Ansoft Corp.*...................................   1,830       60,683
  Ansys, Inc.*....................................     740       29,770
  Blackbaud, Inc. ................................   1,350       31,712
  Concur Technologies, Inc.*......................   1,110       36,785
  Epicor Software Corp.*..........................   5,300       42,400
  EPIQ Systems, Inc.*.............................   1,910       29,490
  Factset Research Systems, Inc. .................     770       46,223
  MICROS Systems, Inc.*...........................     810       28,877
  Quality Systems, Inc. ..........................   1,780       57,174
  Secure Computing Corp.*.........................   5,220       34,556
  Smith Micro Software, Inc.*.....................   5,050       43,581
  Sonic Solutions, Inc.*..........................   4,020       36,944
  SPSS, Inc.*.....................................     990       41,818
  Tyler Technologies, Inc.*.......................   2,200       31,834
                                                             ----------
TOTAL SOFTWARE                                                  551,847
                                                             ----------

  SPECIALTY RETAIL 6.3%
  Christopher & Banks Corp. ......................   2,370       28,084
  Dress Barn, Inc.*...............................   2,470       33,246
  Gymboree Corp.*.................................   1,400       60,508
  Hibbett Sports, Inc.*...........................   2,060       37,616
  Jos. A. Bank Clothiers, Inc.*...................   1,390       33,930
  Select Comfort Corp.*...........................   5,900       17,818
  Stage Stores, Inc. .............................   4,470       70,358
  Tractor Supply Co.*.............................   1,070       38,049
  Zumiez, Inc.*...................................   2,080       43,576
                                                             ----------
TOTAL SPECIALTY RETAIL                                          363,185
                                                             ----------

  TEXTILES, APPAREL & LUXURY GOODS 2.9%
  Crocs, Inc.*....................................   1,890       19,297
  Deckers Outdoor Corp.*..........................     200       27,614
  Fossil, Inc.*...................................     690       24,695
  K-Swiss, Inc. -- Class A........................   3,010       44,096
  Volcom, Inc.*...................................   2,600       49,374
                                                             ----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                          165,076
                                                             ----------
TOTAL COMMON STOCKS
  (Cost $6,380,323)                                           5,759,578
                                                             ----------

SHORT TERM INVESTMENTS 0.1%
  SSgA Prime Money Market Fund....................   5,897        5,897
                                                             ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $5,897)                                                   5,897
                                                             ----------
TOTAL INVESTMENTS 100.0%
  (Cost $6,386,220)                                           5,765,475
                                                             ----------
LIABILITIES IN EXCESS OF OTHER ASSETS--0.0%(A)                     (513)
                                                             ----------
NET ASSETS--100.0%                                           $5,764,962
-----------------------------------------------------------------------



     * Non-Income Producing Security.

   (a) Amount represents less than 0.05% of net assets.




See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 37




RYDEX S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2008

--------------------------------------------------------------------------------



                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS 99.6%
  AUTO COMPONENTS 2.4%
  Goodyear Tire & Rubber Co.*.....................   3,541      $94,828
  Johnson Controls, Inc. .........................   2,498       88,080
                                                             ----------
TOTAL AUTO COMPONENTS                                           182,908
                                                             ----------

  AUTOMOBILES 4.2%
  Ford Motor Co.*.................................  15,447      127,592
  General Motors Corp. ...........................   4,427      102,706
  Harley-Davidson, Inc. ..........................   2,314       88,511
                                                             ----------
TOTAL AUTOMOBILES                                               318,809
                                                             ----------

  DISTRIBUTORS 1.2%
  Genuine Parts Co. ..............................   2,094       88,911
                                                             ----------
TOTAL DISTRIBUTORS                                               88,911
                                                             ----------

  DIVERSIFIED CONSUMER SERVICES 2.2%
  Apollo Group, Inc. -- Class A*..................   1,622       82,560
  H&R Block, Inc. ................................   4,075       89,120
                                                             ----------
TOTAL DIVERSIFIED CONSUMER SERVICES                             171,680
                                                             ----------

  HOTELS, RESTAURANTS & LEISURE 11.6%
  Carnival Corp. .................................   2,254       90,543
  Darden Restaurants, Inc. .......................   2,535       90,195
  International Game Technology...................   1,964       68,229
  Marriott International, Inc. -- Class A.........   2,542       87,191
  McDonald's Corp. ...............................   1,534       91,396
  Starbucks Corp.*................................   4,659       75,616
  Starwood Hotels & Resorts Worldwide, Inc. ......   1,726       90,115
  Wendy's International, Inc. ....................   3,603      104,487
  Wyndham Worldwide Corp. ........................   4,403       94,576
  Yum! Brands, Inc. ..............................   2,294       93,320
                                                             ----------
TOTAL HOTELS, RESTAURANTS & LEISURE                             885,668
                                                             ----------

  HOUSEHOLD DURABLES 14.5%
  Black & Decker Corp. ...........................   1,300       85,319
  Centex Corp. ...................................   3,751       78,096
  D.R. Horton, Inc. ..............................   5,445       84,343
  Fortune Brands, Inc. ...........................   1,306       88,312
  Harman International Industries, Inc. ..........   1,964       80,269
  KB HOME.........................................   3,649       82,102
  Leggett & Platt, Inc. ..........................   5,591       92,810
  Lennar Corp. -- Class A.........................   5,297       97,571
  Newell Rubbermaid, Inc. ........................   3,739       76,761
  Pulte Homes, Inc. ..............................   6,393       83,365
  Snap-on, Inc. ..................................   1,738      103,081
  Stanley Works...................................   1,758       84,806
  Whirlpool Corp. ................................   1,006       73,217
                                                             ----------
TOTAL HOUSEHOLD DURABLES                                      1,110,052
                                                             ----------

  INTERNET & CATALOG RETAIL 3.7%
  Amazon.com, Inc.*...............................   1,216       95,614
  Expedia, Inc.*..................................   4,049      102,278
  IAC/InterActiveCorp*............................   4,181       87,006
                                                             ----------
TOTAL INTERNET & CATALOG RETAIL                                 284,898
                                                             ----------

  LEISURE EQUIPMENT & PRODUCTS 4.8%
  Brunswick Corp. ................................   5,269       87,887
  Eastman Kodak Co. ..............................   5,109       91,400
  Hasbro, Inc. ...................................   3,107      110,485
  Mattel, Inc. ...................................   4,091       76,706
                                                             ----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                              366,478
                                                             ----------

  MEDIA 17.8%
  CBS Corp. -- Class B............................   3,769       86,951
  Clear Channel Communications, Inc. .............   2,635       79,445
  Comcast Corp. -- Class A........................   4,293       88,221
  DIRECTV Group, Inc.*............................   3,419       84,244
  E.W. Scripps Co. -- Class A.....................   1,994       89,550
  Gannett Co., Inc. ..............................   2,771       79,306
  Interpublic Group of Cos., Inc.*................   9,854       89,179
  McGraw-Hill Cos., Inc. .........................   2,324       95,261
  Meredith Corp. .................................   2,154       69,811
  New York Times Co. -- Class A...................   4,403       85,858
  News Corp. -- Class A...........................   4,493       80,425
  Omnicom Group, Inc. ............................   1,970       94,048
  Time Warner, Inc. ..............................   5,845       86,798
  Viacom, Inc. -- Class B*........................   2,168       83,338
  Walt Disney Co. ................................   2,669       86,556
  Washington Post Co. -- Class B..................     128       83,917
                                                             ----------
TOTAL MEDIA                                                   1,362,908
                                                             ----------

  MULTILINE RETAIL 10.9%
  Big Lots, Inc.*.................................   4,021      108,688
  Dillard's, Inc. -- Class A......................   4,889       99,736
  Family Dollar Stores, Inc. .....................   4,445       95,123
  J.C. Penney Co., Inc. ..........................   2,134       90,695
  Kohl's Corp.*...................................   1,970       96,234
  Macy's, Inc. ...................................   3,543       89,602
  Nordstrom, Inc. ................................   2,439       85,999
  Sears Holdings Corp.*...........................     850       83,819
  Target Corp. ...................................   1,642       87,239
                                                             ----------
TOTAL MULTILINE RETAIL                                          837,135
                                                             ----------

  SPECIALTY RETAIL 19.3%
  Abercrombie & Fitch Co. -- Class A..............   1,128       83,822
  AutoNation, Inc.*...............................   5,709       91,401
  AutoZone, Inc.*.................................     732       88,389
  Bed Bath & Beyond, Inc.*........................   2,715       88,237
  Best Buy Co., Inc. .............................   2,050       88,191
  GameStop Corp. -- Class A*......................   1,750       96,320
  Gap, Inc. ......................................   3,971       73,940
  Home Depot, Inc. ...............................   3,083       88,790
  Limited Brands, Inc. ...........................   5,079       94,063
  Lowe's Cos., Inc. ..............................   3,747       94,387
  Office Depot, Inc.*.............................   7,275       92,247
  OfficeMax, Inc. ................................   4,117       75,218
  RadioShack Corp. ...............................   5,259       73,100
  Sherwin-Williams Co. ...........................   1,536       84,972
  Staples, Inc. ..................................   3,749       81,353
  Tiffany & Co. ..................................   2,296       99,968
  TJX Cos., Inc. .................................   2,583       83,224
                                                             ----------
TOTAL SPECIALTY RETAIL                                        1,477,622
                                                             ----------

  TEXTILES, APPAREL & LUXURY GOODS 7.0%
  Coach, Inc.*....................................   2,925      104,042
  Jones Apparel Group, Inc. ......................   6,059       95,914
  Liz Claiborne, Inc. ............................   4,675       82,701
  NIKE, Inc. -- Class B...........................   1,290       86,172


See Notes to Financial Statements.

SEMI-ANNUAL REPORT 38


RYDEX S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Polo Ralph Lauren Corp. ........................   1,422      $88,321
  V.F. Corp. .....................................   1,082       80,479
                                                             ----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                          537,629
                                                             ----------
TOTAL COMMON STOCKS
  (Cost $9,882,944)                                           7,624,698
                                                             ----------

SHORT TERM INVESTMENTS 0.4%
  SSgA Prime Money Market Fund....................  34,267       34,267
                                                             ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $34,267)                                                 34,267
                                                             ----------
TOTAL INVESTMENTS 100.0%
  (Cost $9,917,211)                                           7,658,965
                                                             ----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.0%(A)                       41
                                                             ----------
NET ASSETS--100.0%                                           $7,659,006
-----------------------------------------------------------------------



     * Non-Income Producing Security.

   (a) Amount represents less than 0.05% of net assets.


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 39



RYDEX S&P EQUAL WEIGHT CONSUMER STAPLES ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2008

--------------------------------------------------------------------------------



                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS 99.6%
  BEVERAGES 19.4%
  Anheuser-Busch Cos., Inc. ......................   6,640      $326,688
  Brown-Forman Corp. -- Class B...................   4,600       312,892
  Coca-Cola Co. ..................................   5,030       296,116
  Coca-Cola Enterprises, Inc. ....................  12,510       281,475
  Constellation Brands, Inc. -- Class A*..........  16,070       295,045
  Molson Coors Brewing Co. -- Class B.............   5,840       320,265
  Pepsi Bottling Group, Inc. .....................   9,080       306,087
  PepsiCo, Inc. ..................................   4,320       296,050
                                                             -----------
TOTAL BEVERAGES                                                2,434,618
                                                             -----------
FOOD & STAPLES RETAILING 23.3%
  Costco Wholesale Corp. .........................   4,900       349,125
  CVS Caremark Corp. .............................   7,720       311,656
  Kroger Co. .....................................  12,050       328,362
  Safeway, Inc. ..................................  10,500       331,800
  SUPERVALU, Inc. ................................  10,790       357,149
  Sysco Corp. ....................................  10,450       319,456
  Wal-Mart Stores, Inc. ..........................   5,820       337,444
  Walgreen Co. ...................................   8,390       292,392
  Whole Foods Market, Inc. .......................   9,490       309,754
                                                             -----------
TOTAL FOOD & STAPLES RETAILING                                 2,937,138
                                                             -----------

  FOOD PRODUCTS 33.7%
  Archer-Daniels-Midland Co. .....................   7,520       331,331
  Campbell Soup Co. ..............................   9,230       321,204
  ConAgra Foods, Inc. ............................  13,790       324,892
  Dean Foods Co. .................................  15,280       355,107
  General Mills, Inc. ............................   5,090       307,436
  H.J. Heinz Co. .................................   6,790       319,334
  Hershey Co. ....................................   8,130       303,899
  Kellogg Co. ....................................   5,950       304,462
  Kraft Foods, Inc. -- Class A....................   9,940       314,402
  McCormick & Co., Inc. ..........................   8,400       317,436
  Sara Lee Corp. .................................  23,420       339,824
  Tyson Foods, Inc. -- Class A....................  18,060       321,468
  Wm. Wrigley Jr. Co. ............................   4,940       376,231
                                                             -----------
TOTAL FOOD PRODUCTS                                            4,237,026
                                                             -----------

  HOUSEHOLD PRODUCTS 9.3%
  Clorox Co. .....................................   5,400       286,200
  Colgate-Palmolive Co. ..........................   3,960       279,972
  Kimberly-Clark Corp. ...........................   4,720       302,033
  Procter & Gamble Co. ...........................   4,460       299,043
                                                             -----------
TOTAL HOUSEHOLD PRODUCTS                                       1,167,248
                                                             -----------

  PERSONAL PRODUCTS 4.9%
  Avon Products, Inc. ............................   7,690       300,064
  Estee Lauder Cos., Inc -- Class A...............   6,870       313,341
                                                             -----------
TOTAL PERSONAL PRODUCTS                                          613,405
                                                             -----------

  TOBACCO 9.0%
  Altria Group, Inc. .............................  14,320       286,400
  Philip Morris International, Inc.*..............   5,640       287,809
  Reynolds American, Inc. ........................   5,030       270,866
  UST, Inc. ......................................   5,460       284,302
                                                             -----------
TOTAL TOBACCO                                                  1,129,377
                                                             -----------
TOTAL COMMON STOCKS
  (Cost $11,963,073)                                          12,518,812
                                                             -----------

  SHORT TERM INVESTMENTS 0.3%
  SSgA Prime Money Market Fund....................  40,947        40,947
                                                             -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $40,947)                                                  40,947
                                                             -----------
TOTAL INVESTMENTS 99.9%
  (Cost $12,004,020)                                          12,559,759
                                                             -----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%                        7,273
                                                             -----------
NET ASSETS--100.0%                                           $12,567,032
------------------------------------------------------------------------



*    Non-Income Producing Security.




See Notes to Financial Statements.

SEMI-ANNUAL REPORT 40



RYDEX S&P EQUAL WEIGHT ENERGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2008

--------------------------------------------------------------------------------



                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS 99.6%
  ENERGY EQUIPMENT & SERVICES 37.4%
  Baker Hughes, Inc. .............................   5,111      $413,378
  BJ Services Co. ................................  14,028       396,572
  Cameron International Corp.*....................   8,750       430,762
  ENSCO International, Inc. ......................   5,628       358,672
  Halliburton Co. ................................   9,449       433,804
  Nabors Industries, Ltd.*........................  11,167       419,209
  National-Oilwell Varco, Inc.*...................   6,614       452,728
  Noble Corp. ....................................   7,367       414,615
  Rowan Cos., Inc. ...............................   9,369       365,297
  Schlumberger, Ltd. .............................   4,190       421,304
  Smith International, Inc. ......................   5,623       430,216
  Transocean, Inc.*...............................   2,612       385,166
  Weatherford International, Ltd.*................   5,384       434,327
                                                             -----------
TOTAL ENERGY EQUIPMENT & SERVICES                              5,356,050
                                                             -----------
  OIL, GAS & CONSUMABLE FUELS 62.2%
  Anadarko Petroleum Corp. .......................   5,778       384,584
  Apache Corp. ...................................   3,169       426,801
  Chesapeake Energy Corp. ........................   7,832       404,914
  Chevron Corp. ..................................   4,093       393,542
  ConocoPhillips..................................   4,677       402,924
  CONSOL Energy, Inc. ............................   5,466       442,527
  Devon Energy Corp. .............................   3,594       407,560
  El Paso Corp. ..................................  22,601       387,381
  EOG Resources, Inc. ............................   3,082       402,139
  Exxon Mobil Corp. ..............................   4,015       373,676
  Hess Corp. .....................................   3,850       408,870
  Marathon Oil Corp. .............................   7,485       341,091
  Murphy Oil Corp. ...............................   4,585       414,209
  Noble Energy, Inc. .............................   4,884       424,908
  Occidental Petroleum Corp. .....................   5,006       416,549
  Peabody Energy Corp. ...........................   7,112       434,757
  Range Resources Corp. ..........................   5,992       397,749
  Spectra Energy Corp. ...........................  14,916       368,425
  Sunoco, Inc. ...................................   6,150       285,422
  Tesoro Corp. ...................................  11,278       283,529
  Valero Energy Corp. ............................   6,807       332,522
  Williams Cos., Inc. ............................  11,019       391,175
  XTO Energy, Inc. ...............................   6,019       372,335
                                                             -----------
TOTAL OIL, GAS & CONSUMABLE FUELS                              8,897,589
                                                             -----------
TOTAL COMMON STOCKS
  (Cost $11,904,212)                                          14,253,639
                                                             -----------

SHORT TERM INVESTMENTS 0.4%
  SSgA Prime Money Market Fund....................  63,449        63,449
                                                             -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $63,449)                                                  63,449
                                                             -----------
TOTAL INVESTMENTS 100.0%
  (Cost $11,967,661)                                          14,317,088
                                                             -----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.0%(A)                       384
                                                             -----------
NET ASSETS--100.0%                                           $14,317,472
------------------------------------------------------------------------



     * Non-Income Producing Security.

   (a) Amount represents less than 0.05% of net assets.




See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 41




RYDEX S&P EQUAL WEIGHT FINANCIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2008

--------------------------------------------------------------------------------



                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS 99.9%
  CAPITAL MARKETS 19.4%
  American Capital Strategies, Ltd. ..............   1,610      $51,117
  Ameriprise Financial, Inc. .....................   1,120       53,189
  Bank of New York Mellon Corp. ..................   1,310       57,024
  Bear Stearns Cos., Inc. ........................  10,140      108,802
  Charles Schwab Corp. ...........................   3,080       66,528
  E*TRADE Financial Corp.*........................  16,200       64,476
  Federated Investors, Inc. -- Class B............   1,460       48,881
  Franklin Resources, Inc. .......................     600       57,090
  Goldman Sachs Group, Inc. ......................     340       65,066
  Janus Capital Group, Inc. ......................   2,500       70,150
  Legg Mason, Inc. ...............................   1,060       63,897
  Lehman Brothers Holdings, Inc. .................   1,330       58,839
  Merrill Lynch & Co., Inc. ......................   1,320       65,776
  Morgan Stanley..................................   1,280       62,208
  Northern Trust Corp. ...........................     860       63,735
  State Street Corp. .............................     710       51,219
  T. Rowe Price Group, Inc. ......................   1,190       69,686
                                                             ----------
TOTAL CAPITAL MARKETS                                         1,077,683
                                                             ----------

  COMMERCIAL BANKS 15.7%
  BB&T Corp. .....................................   1,690       57,950
  Comerica, Inc. .................................   1,490       51,748
  Fifth Third Bancorp.............................   2,540       54,432
  First Horizon National Corp. ...................   3,480       37,584
  Huntington Bancshares, Inc. ....................   5,330       50,049
  KeyCorp.........................................   2,550       61,531
  M&T Bank Corp. .................................     690       64,329
  Marshall & Ilsley Corp. ........................   2,410       60,202
  National City Corp. ............................   5,760       36,288
  PNC Financial Services Group, Inc. .............     890       61,721
  Regions Financial Corp. ........................   2,790       61,157
  SunTrust Banks, Inc. ...........................     970       54,078
  U.S. Bancorp....................................   1,700       57,613
  Wachovia Corp. .................................   1,970       57,425
  Wells Fargo & Co. ..............................   1,800       53,550
  Zions Bancorp...................................   1,190       55,157
                                                             ----------
TOTAL COMMERCIAL BANKS                                          874,814
                                                             ----------

  CONSUMER FINANCE 4.6%
  American Express Co. ...........................   1,310       62,906
  Capital One Financial Corp. ....................   1,120       59,360
  Discover Financial Services.....................   3,600       65,556
  SLM Corp.*......................................   3,620       67,079
                                                             ----------
TOTAL CONSUMER FINANCE                                          254,901
                                                             ----------

  DIVERSIFIED FINANCIAL SERVICES 10.3%
  Bank of America Corp. ..........................   1,450       54,433
  CIT Group, Inc. ................................   6,580       71,656
  Citigroup, Inc. ................................   2,690       67,976
  CME Group, Inc. ................................     120       54,894
  IntercontinentalExchange, Inc.*.................     470       72,921
  JPMorgan Chase & Co. ...........................   1,320       62,898
  Leucadia National Corp. ........................   1,310       67,098
  Moody's Corp. ..................................   1,650       60,984
  NYSE Euronext...................................     950       62,795
                                                             ----------
TOTAL DIVERSIFIED FINANCIAL SERVICES                            575,655
                                                             ----------

  INSURANCE 26.3%
  ACE, Ltd. ......................................   1,030       62,099
  AFLAC, Inc. ....................................     900       60,003
  Allstate Corp. .................................   1,220       61,439
  Ambac Financial Group, Inc. ....................  10,110       46,809
  American International Group, Inc. .............   1,320       60,984
  Aon Corp. ......................................   1,420       64,454
  Assurant, Inc. .................................     950       61,750
  Chubb Corp. ....................................   1,170       61,975
  Cincinnati Financial Corp. .....................   1,490       53,491
  Genworth Financial, Inc. -- Class A.............   2,540       58,572
  Hartford Financial Services Group, Inc. ........     800       57,016
  Lincoln National Corp. .........................   1,130       60,749
  Loews Corp. ....................................   1,450       61,059
  Marsh & McLennan Cos., Inc. ....................   2,300       63,457
  MBIA, Inc. .....................................   4,620       48,048
  MetLife, Inc. ..................................     980       59,633
  Principal Financial Group, Inc. ................   1,070       57,416
  Progressive Corp. ..............................   3,630       66,030
  Prudential Financial, Inc. .....................     790       59,811
  SAFECO Corp. ...................................   1,340       89,432
  Torchmark Corp. ................................     960       62,150
  Travelers Cos., Inc. ...........................   1,220       61,488
  Unum Group......................................   2,670       61,971
  XL Capital, Ltd. -- Class A.....................   1,820       63,500
                                                             ----------
TOTAL INSURANCE                                               1,463,336
                                                             ----------

  REAL ESTATE INVESTMENT TRUSTS (REITS) 15.4%
  Apartment Investment & Management Co. -- Class
     A............................................   1,510       55,840
  AvalonBay Communities, Inc. ....................     570       56,857
  Boston Properties, Inc. ........................     630       63,309
  Developers Diversified Realty Corp. ............   1,420       60,989
  Equity Residential Properties Trust.............   1,410       58,543
  General Growth Properties, Inc. ................   1,650       67,584
  HCP, Inc. ......................................   1,730       61,761
  Host Hotels & Resorts, Inc. ....................   3,650       62,780
  Kimco Realty Corp. .............................   1,570       62,659
  Plum Creek Timber Co., Inc. ....................   1,420       57,993
  ProLogis........................................     980       61,358
  Public Storage, Inc. ...........................     640       58,048
  Simon Property Group, Inc. .....................     620       61,913
  Vornado Realty Trust............................     700       65,163
                                                             ----------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)                     854,797
                                                             ----------

  REAL ESTATE MANAGEMENT & DEVELOPMENT 1.3%
  CB Richard Ellis Group, Inc. -- Class A*........   3,070       70,978
                                                             ----------
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT                       70,978
                                                             ----------

  THRIFTS & MORTGAGE FINANCE 6.9%
  Countrywide Financial Corp. ....................  10,530       60,863
  Federal Home Loan Mortgage Corp. ...............   1,760       43,842
  Federal National Mortgage Association...........   1,700       48,110


See Notes to Financial Statements.

SEMI-ANNUAL REPORT 42


RYDEX S&P EQUAL WEIGHT FINANCIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Hudson City Bancorp, Inc. ......................   3,170      $60,642
  MGIC Investment Corp. ..........................   4,450       57,984
  Sovereign Bancorp, Inc. ........................   5,870       43,849
  Washington Mutual, Inc. ........................   5,690       69,930
                                                             ----------
TOTAL THRIFTS & MORTGAGE FINANCE                                385,220
                                                             ----------
TOTAL COMMON STOCKS
  (Cost $7,167,747)                                           5,557,384
                                                             ----------

SHORT TERM INVESTMENTS 0.1%
  SSgA Prime Money Market Fund....................   7,127        7,127
                                                             ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $7,127)                                                   7,127
                                                             ----------
TOTAL INVESTMENTS 100.0%
  (Cost $7,174,874)                                           5,564,511
                                                             ----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.0%(A)                    1,631
                                                             ----------
NET ASSETS--100.0%                                           $5,566,142
-----------------------------------------------------------------------



     * Non-Income Producing Security.

   (a) Amount represents less than 0.05% of net assets.




See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 43




RYDEX S&P EQUAL WEIGHT HEALTH CARE ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2008

--------------------------------------------------------------------------------



                                                                  MARKET
                                                     SHARES        VALUE
------------------------------------------------------------------------
COMMON STOCKS 100.0%
  BIOTECHNOLOGY 9.9%
  Amgen, Inc.*....................................   27,690   $1,159,380
  Biogen Idec, Inc.*..............................   18,732    1,136,845
  Celgene Corp.*..................................   19,146    1,189,733
  Genzyme Corp.*..................................   15,540    1,093,239
  Gilead Sciences, Inc.*..........................   22,886    1,184,579
                                                             -----------
TOTAL BIOTECHNOLOGY                                            5,763,776
                                                             -----------

  HEALTH CARE EQUIPMENT & SUPPLIES 21.1%
  Baxter International, Inc. .....................   19,008    1,184,578
  Becton, Dickinson & Co. ........................   12,520    1,119,288
  Boston Scientific Corp.*........................   88,596    1,180,985
  C.R. Bard, Inc. ................................   11,120    1,047,170
  Covidien, Ltd. .................................   25,716    1,200,680
  Hospira, Inc.*..................................   25,640    1,055,086
  Medtronic, Inc. ................................   22,808    1,110,293
  St Jude Medical, Inc.*..........................   26,010    1,138,718
  Stryker Corp. ..................................   17,336    1,123,893
  Varian Medical Systems, Inc.*...................   23,626    1,107,587
  Zimmer Holdings, Inc.*..........................   14,054    1,042,245
                                                             -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                        12,310,523
                                                             -----------

  HEALTH CARE PROVIDERS & SERVICES 29.8%
  Aetna, Inc. ....................................   25,782    1,124,095
  AmerisourceBergen Corp. ........................   26,730    1,083,902
  Cardinal Health, Inc. ..........................   21,162    1,101,905
  CIGNA Corp. ....................................   27,712    1,183,580
  Coventry Health Care, Inc.*.....................   26,316    1,177,115
  Express Scripts, Inc.*..........................   18,052    1,264,001
  Humana, Inc.*...................................   24,256    1,159,194
  Laboratory Corp. of America Holdings*...........   14,814    1,120,235
  McKesson Corp. .................................   20,104    1,047,820
  Medco Health Solutions, Inc.*...................   24,712    1,224,232
  Patterson Cos., Inc.*...........................   30,708    1,050,214
  Quest Diagnostics, Inc. ........................   24,566    1,232,722
  Tenet Healthcare Corp.*.........................  213,106    1,363,878
  UnitedHealth Group, Inc. .......................   31,310    1,021,645
  WellPoint, Inc.*................................   24,082    1,198,080
                                                             -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                        17,352,618
                                                             -----------

  HEALTH CARE TECHNOLOGY 2.2%
  IMS Health, Inc. ...............................   52,002    1,287,050
                                                             -----------
TOTAL HEALTH CARE TECHNOLOGY                                   1,287,050
                                                             -----------

  LIFE SCIENCES TOOLS & SERVICES 10.3%
  Applera Corp. -- Applied Biosystems Group.......   34,860    1,112,383
  Millipore Corp.*................................   16,510    1,157,351
  PerkinElmer, Inc. ..............................   47,564    1,263,300
  Thermo Electron Corp.*..........................   20,388    1,179,853
  Waters Corp.*...................................   20,868    1,282,547
                                                             -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES                           5,995,434
                                                             -----------

  PHARMACEUTICALS 26.7%
  Abbott Laboratories.............................   19,916    1,050,569
  Allergan, Inc. .................................   19,646    1,107,445
  Barr Pharmaceuticals, Inc.*.....................   23,570    1,183,921
  Bristol-Myers Squibb Co. .......................   51,500    1,131,455
  Eli Lilly & Co. ................................   22,170    1,067,264
  Forest Laboratories, Inc.*......................   27,976      971,047
  Johnson & Johnson...............................   16,890    1,133,150
  King Pharmaceuticals, Inc.*.....................  125,916    1,182,351
  Merck & Co., Inc. ..............................   25,544      971,694
  Mylan Laboratories, Inc. .......................   99,236    1,306,938
  Pfizer, Inc. ...................................   53,576    1,077,413
  Schering-Plough Corp. ..........................   54,344    1,000,473
  Watson Pharmaceuticals, Inc.*...................   38,514    1,195,475
  Wyeth...........................................   26,612    1,183,436
                                                             -----------
TOTAL PHARMACEUTICALS                                         15,562,631
                                                             -----------
TOTAL COMMON STOCKS
  (Cost $60,162,128)                                          58,272,032
                                                             -----------

SHORT TERM INVESTMENTS 0.0%(A)
  SSgA Prime Money Market Fund....................    3,150        3,150
                                                             -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $3,150)                                                    3,150
                                                             -----------
TOTAL INVESTMENTS 100.0%
  (Cost $60,165,278)                                          58,275,182
                                                             -----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.0%(A)                     5,494
                                                             -----------
NET ASSETS--100.0%                                           $58,280,676
------------------------------------------------------------------------


     * Non-Income Producing Security.

   (a) Amount represents less than 0.05% of net assets.




See Notes to Financial Statements.

SEMI-ANNUAL REPORT 44



RYDEX S&P EQUAL WEIGHT INDUSTRIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2008

--------------------------------------------------------------------------------



                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS 99.6%
  AEROSPACE & DEFENSE 19.5%
  Boeing Co. .....................................   3,080     $261,369
  General Dynamics Corp. .........................   2,670      241,421
  Goodrich Corp. .................................   3,860      263,059
  Honeywell International, Inc. ..................   4,210      250,074
  L-3 Communications Holdings, Inc. ..............   2,130      237,388
  Lockheed Martin Corp. ..........................   2,270      240,711
  Northrop Grumman Corp. .........................   2,900      213,353
  Precision Castparts Corp. ......................   2,380      279,793
  Raytheon Co. ...................................   3,610      230,932
  Rockwell Collins, Inc. .........................   4,220      266,324
  United Technologies Corp. ......................   3,300      239,151
                                                            -----------
TOTAL AEROSPACE & DEFENSE                                     2,723,575
                                                            -----------

  AIR FREIGHT & LOGISTICS 7.1%
  C.H. Robinson Worldwide, Inc. ..................   4,170      261,376
  Expeditors International of Washington, Inc. ...   5,350      249,256
  FedEx Corp. ....................................   2,640      253,097
  United Parcel Service, Inc. -- Class B..........   3,170      229,540
                                                            -----------
TOTAL AIR FREIGHT & LOGISTICS                                   993,269
                                                            -----------

  AIRLINES 1.8%
  Southwest Airlines Co. .........................  18,910      250,368
                                                            -----------
TOTAL AIRLINES                                                  250,368
                                                            -----------

  BUILDING PRODUCTS 3.2%
  Masco Corp. ....................................  11,750      213,968
  Trane, Inc. ....................................   5,010      233,015
                                                            -----------
TOTAL BUILDING PRODUCTS                                         446,983
                                                            -----------

  COMMERCIAL SERVICES & SUPPLIES 15.5%
  Allied Waste Industries, Inc.*..................  22,480      277,853
  Avery Dennison Corp. ...........................   4,790      230,830
  Cintas Corp. ...................................   7,910      234,215
  Equifax, Inc. ..................................   6,670      255,261
  Monster Worldwide, Inc.*........................   9,590      233,325
  Pitney Bowes, Inc. .............................   6,430      232,187
  R.R. Donnelley & Sons Co. ......................   7,870      241,137
  Robert Half International, Inc. ................   9,030      214,011
  Waste Management, Inc. .........................   6,880      248,368
                                                            -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                          2,167,187
                                                            -----------

  CONSTRUCTION & ENGINEERING 4.0%
  Fluor Corp. ....................................   1,760      269,051
  Jacobs Engineering Group, Inc.*.................   3,300      284,889
                                                            -----------
TOTAL CONSTRUCTION & ENGINEERING                                553,940
                                                            -----------

  ELECTRICAL EQUIPMENT 5.2%
  Cooper Industries, Ltd. -- Class A..............   6,070      257,307
  Emerson Electric Co. ...........................   4,630      241,964
  Rockwell Automation, Inc. ......................   4,210      228,308
                                                            -----------
TOTAL ELECTRICAL EQUIPMENT                                      727,579
                                                            -----------

  INDUSTRIAL CONGLOMERATES 6.7%
  3M Co. .........................................   2,910      223,779
  General Electric Co. ...........................   6,150      201,105
  Textron, Inc. ..................................   4,230      258,073
  Tyco International, Ltd. .......................   5,270      246,583
                                                            -----------
TOTAL INDUSTRIAL CONGLOMERATES                                  929,540
                                                            -----------

  MACHINERY 25.4%
  Caterpillar, Inc. ..............................   3,070      251,372
  Cummins, Inc. ..................................   4,690      293,829
  Danaher Corp. ..................................   3,000      234,060
  Deere & Co. ....................................   2,890      242,962
  Dover Corp. ....................................   5,570      275,548
  Eaton Corp. ....................................   2,860      251,222
  Illinois Tool Works, Inc. ......................   4,730      247,332
  Ingersoll-Rand Co., Ltd. -- Class A.............   5,330      236,545
  ITT Corp. ......................................   4,320      276,480
  Manitowoc Co., Inc. ............................   6,010      227,298
  PACCAR, Inc. ...................................   4,920      232,814
  Pall Corp. .....................................   6,160      214,183
  Parker-Hannifin Corp. ..........................   3,530      281,871
  Terex Corp.*....................................   3,890      271,055
                                                            -----------
TOTAL MACHINERY                                               3,536,571
                                                            -----------

  ROAD & RAIL 9.4%
  Burlington Northern Santa Fe Corp. .............   2,510      257,401
  CSX Corp. ......................................   4,200      264,390
  Norfolk Southern Corp. .........................   4,320      257,386
  Ryder System, Inc. .............................   3,720      254,708
  Union Pacific Corp. ............................   1,860      270,053
                                                            -----------
TOTAL ROAD & RAIL                                             1,303,938
                                                            -----------

  TRADING COMPANIES & DISTRIBUTORS 1.8%
  W.W. Grainger, Inc. ............................   2,920      253,193
                                                            -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS                          253,193
                                                            -----------
TOTAL COMMON STOCKS
  (Cost $12,572,154)                                         13,886,143
                                                            -----------

SHORT TERM INVESTMENTS 0.4%
  SSgA Prime Money Market Fund....................  55,641       55,641
                                                            -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $55,641)                                                 55,641
                                                            -----------
TOTAL INVESTMENTS 100.0%
  (Cost $12,627,795)                                         13,941,784
                                                            -----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.0%(A)                    4,920
                                                            -----------
NET ASSETS--100.0%                                          $13,946,704
-----------------------------------------------------------------------



   * Non-Income Producing Security.

(a)    Amount represents less than 0.05% of net assets.




See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 45




RYDEX S&P EQUAL WEIGHT MATERIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2008

--------------------------------------------------------------------------------



                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS 99.7%
  CHEMICALS 46.3%
  Air Products & Chemicals, Inc. .................   1,042     $102,564
  Ashland, Inc. ..................................   1,972      104,555
  Dow Chemical Co. ...............................   2,427       97,444
  Du Pont (E.I.) de Nemours & Co. ................   1,988       97,233
  Eastman Chemical Co. ...........................   1,456      107,016
  Ecolab, Inc. ...................................   2,086       95,873
  Hercules, Inc. .................................   4,858       91,330
  International Flavors & Fragrances, Inc. .......   2,161       98,563
  Monsanto Co. ...................................     927      105,697
  PPG Industries, Inc. ...........................   1,532       94,019
  Praxair, Inc. ..................................   1,122      102,450
  Rohm & Haas Co. ................................   1,682       89,903
  Sigma-Aldrich Corp. ............................   1,576       89,864
                                                             ----------
TOTAL CHEMICALS                                               1,276,511
                                                             ----------

  CONSTRUCTION MATERIALS 3.8%
  Vulcan Materials Co. ...........................   1,501      103,299
                                                             ----------
TOTAL CONSTRUCTION MATERIALS                                    103,299
                                                             ----------

  CONTAINERS & PACKAGING 14.3%
  Ball Corp. .....................................   2,128      114,444
  Bemis Co., Inc. ................................   3,758       98,835
  Pactiv Corp.*...................................   3,548       84,407
  Sealed Air Corp. ...............................   3,818       96,557
                                                             ----------
TOTAL CONTAINERS & PACKAGING                                    394,243
                                                             ----------

  METALS & MINING 25.4%
  Alcoa, Inc. ....................................   2,558       88,967
  Allegheny Technologies, Inc. ...................   1,292       88,928
  Freeport-McMoRan Copper & Gold, Inc. ...........     999      113,636
  Newmont Mining Corp. ...........................   1,832       80,993
  Nucor Corp. ....................................   1,328      100,264
  Titanium Metals Corp. ..........................   6,937      105,720
  United States Steel Corp. ......................     784      120,697
                                                             ----------
TOTAL METALS & MINING                                           699,205
                                                             ----------

  PAPER & FOREST PRODUCTS 9.9%
  International Paper Co. ........................   3,270       85,576
  MeadWestvaco Corp. .............................   3,453       90,814
  Weyerhaeuser Co. ...............................   1,492       95,309
                                                             ----------
TOTAL PAPER & FOREST PRODUCTS                                   271,699
                                                             ----------
TOTAL COMMON STOCKS
  (Cost $3,059,531)                                           2,744,957
                                                             ----------

SHORT TERM INVESTMENTS 0.2%
  SSgA Prime Money Market Fund....................   6,360        6,360
                                                             ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $6,360)                                                   6,360
                                                             ----------
TOTAL INVESTMENTS 99.9%
  (Cost $3,065,891)                                           2,751,317
                                                             ----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%                       3,611
                                                             ----------
NET ASSETS--100.0%                                           $2,754,928
-----------------------------------------------------------------------



   *Non-Income Producing Security.




See Notes to Financial Statements.

SEMI-ANNUAL REPORT 46



RYDEX S&P EQUAL WEIGHT TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2008

--------------------------------------------------------------------------------



                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS 99.9%
  COMMUNICATIONS EQUIPMENT 11.2%
  Ciena Corp.*....................................   9,404      $317,949
  Cisco Systems, Inc.*............................  11,004       282,143
  Corning, Inc. ..................................  11,492       306,951
  JDS Uniphase Corp.*.............................  20,886       298,879
  Juniper Networks, Inc.*.........................  11,300       312,106
  Motorola, Inc. .................................  29,879       297,595
  QUALCOMM, Inc. .................................   7,228       312,177
  Tellabs, Inc.*..................................  48,792       251,767
                                                             -----------
TOTAL COMMUNICATIONS EQUIPMENT                                 2,379,567
                                                             -----------

  COMPUTERS & PERIPHERALS 15.4%
  Apple, Inc.*....................................   2,101       365,469
  Dell, Inc.*.....................................  13,829       257,634
  EMC Corp.*......................................  19,242       296,327
  Hewlett-Packard Co. ............................   5,826       270,035
  International Business Machines Corp. ..........   2,346       283,162
  Lexmark International, Inc. -- Class A*.........   8,918       279,936
  NetApp, Inc.*...................................  14,043       339,841
  QLogic Corp.*...................................  18,088       288,684
  SanDisk Corp.*..................................  13,684       370,700
  Sun Microsystems, Inc.*.........................  17,363       271,905
  Teradata Corp.*.................................  11,843       252,137
                                                             -----------
TOTAL COMPUTERS & PERIPHERALS                                  3,275,830
                                                             -----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 5.6%
  Agilent Technologies, Inc.*.....................   9,417       284,488
  Jabil Circuit, Inc. ............................  23,193       252,340
  Molex, Inc. ....................................  12,081       342,859
  Tyco Electronics, Ltd. .........................   8,518       318,658
                                                             -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                       1,198,345
                                                             -----------

  INTERNET SOFTWARE & SERVICES 7.5%
  Akamai Technologies, Inc.*......................   9,349       334,414
  eBay, Inc.*.....................................   9,855       308,363
  Google, Inc. -- Class A*........................     652       374,437
  VeriSign, Inc.*.................................   8,050       290,202
  Yahoo!, Inc.*...................................  10,153       278,294
                                                             -----------
TOTAL INTERNET SOFTWARE & SERVICES                             1,585,710
                                                             -----------

  IT SERVICES 16.7%
  Affiliated Computer Services, Inc. -- Class A*..   5,791       306,749
  Automatic Data Processing, Inc. ................   6,786       299,941
  Cognizant Technology Solutions Corp. -- Class
     A*...........................................   9,931       320,275
  Computer Sciences Corp.*........................   6,864       299,202
  Convergys Corp.*................................  18,292       287,550
  Electronic Data Systems Corp. ..................  16,926       314,146
  Fidelity National Information Services, Inc. ...   7,214       260,137
  Fiserv, Inc.*...................................   5,676       286,922
  Paychex, Inc. ..................................   8,517       309,763
  Total System Services, Inc. ....................  12,286       292,407
  Unisys Corp.*...................................  65,541       272,651
  Western Union Co. ..............................  12,494       287,362
                                                             -----------
TOTAL IT SERVICES                                              3,537,105
                                                             -----------

  OFFICE ELECTRONICS 1.2%
  Xerox Corp. ....................................  18,256       255,036
                                                             -----------
TOTAL OFFICE ELECTRONICS                                         255,036
                                                             -----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 26.0%
  Advanced Micro Devices, Inc.*...................  44,518       265,327
  Altera Corp. ...................................  15,235       324,201
  Analog Devices, Inc. ...........................   9,898       318,815
  Applied Materials, Inc. ........................  13,094       244,334
  Broadcom Corp. -- Class A*......................  16,333       424,005
  Intel Corp. ....................................  12,696       282,613
  KLA-Tencor Corp. ...............................   7,750       338,520
  Linear Technology Corp. ........................   8,912       311,563
  LSI Logic Corp.*................................  54,719       339,258
  MEMC Electronic Materials, Inc.*................   3,362       211,705
  Microchip Technology, Inc. .....................   8,282       304,363
  Micron Technology, Inc.*........................  46,943       362,400
  National Semiconductor Corp. ...................  15,351       313,007
  Novellus Systems, Inc.*.........................  12,915       282,322
  NVIDIA Corp.*...................................  15,347       315,381
  Teradyne, Inc.*.................................  22,995       305,604
  Texas Instruments, Inc. ........................   9,738       283,960
  Xilinx, Inc. ...................................  11,434       283,220
                                                             -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                 5,510,598
                                                             -----------

  SOFTWARE 16.3%
  Adobe Systems, Inc.*............................   7,950       296,455
  Autodesk, Inc.*.................................   8,620       327,560
  BMC Software, Inc.*.............................   8,442       293,444
  CA, Inc. .......................................  12,402       274,580
  Citrix Systems, Inc.*...........................   8,618       282,239
  Compuware Corp.*................................  36,201       272,956
  Electronic Arts, Inc.*..........................   5,740       295,438
  Intuit, Inc.*...................................  10,246       276,335
  Microsoft Corp. ................................   9,498       270,883
  Novell, Inc.*...................................  45,785       287,530
  Oracle Corp.*...................................  13,864       289,064
  Symantec Corp.*.................................  16,445       283,183
                                                             -----------
TOTAL SOFTWARE                                                 3,449,667
                                                             -----------
TOTAL COMMON STOCKS
  (Cost $23,671,957)......................................    21,191,858
                                                             -----------

SHORT TERM INVESTMENTS 0.0%(A)
  SSgA Prime Money Market Fund....................     100           100
                                                             -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $100)                                                        100
                                                             -----------
TOTAL INVESTMENTS 99.9%
  (Cost $23,672,057)                                          21,191,958
                                                             -----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%                       17,525
                                                             -----------
NET ASSETS--100.0%                                           $21,209,483
------------------------------------------------------------------------



   * Non-Income Producing Security.

(a)    Amount represents less than 0.05% of net assets.




See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 47




RYDEX S&P EQUAL WEIGHT UTILITIES ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2008

--------------------------------------------------------------------------------



                                                                MARKET
                                                    SHARES       VALUE
----------------------------------------------------------------------
COMMON STOCKS 99.8%
  DIVERSIFIED TELECOMMUNICATION SERVICES 17.1%
  AT&T, Inc. .....................................   3,580    $138,582
  CenturyTel, Inc. ...............................   3,890     126,230
  Citizens Communications Co. ....................  12,319     132,060
  Embarq Corp. ...................................   3,340     138,844
  Qwest Communications International, Inc. .......  28,348     146,276
  Verizon Communications, Inc. ...................   3,680     141,606
  Windstream Corp. ...............................  10,799     126,780
                                                            ----------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                   950,378
                                                            ----------

  ELECTRIC UTILITIES 32.0%
  Allegheny Energy, Inc. .........................   2,680     144,184
  American Electric Power Co., Inc. ..............   3,200     142,816
  Duke Energy Corp. ..............................   7,239     132,546
  Edison International............................   2,690     140,337
  Entergy Corp. ..................................   1,240     142,426
  Exelon Corp. ...................................   1,620     138,478
  FirstEnergy Corp. ..............................   1,890     142,960
  FPL Group, Inc. ................................   2,150     142,523
  Pepco Holdings, Inc. ...........................   5,270     131,276
  Pinnacle West Capital Corp. ....................   3,630     123,202
  PPL Corp. ......................................   2,820     135,416
  Progress Energy, Inc. ..........................   3,130     131,429
  Southern Co. ...................................   3,650     135,890
                                                            ----------
TOTAL ELECTRIC UTILITIES                                     1,783,483
                                                            ----------

  GAS UTILITIES 5.2%
  Nicor, Inc. ....................................   3,900     136,968
  Questar Corp. ..................................   2,410     149,492
                                                            ----------
TOTAL GAS UTILITIES                                            286,460
                                                            ----------

  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 7.5%
  AES Corp.*......................................   8,119     140,946
  Constellation Energy Group, Inc. ...............   1,540     130,361
  Dynegy, Inc. -- Class A*........................  17,019     146,704
                                                            ----------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS             418,011
                                                            ----------

  MULTI-UTILITIES 32.2%
  Ameren Corp. ...................................   3,010    $136,534
  CenterPoint Energy, Inc. .......................   9,209     140,161
  CMS Energy Corp. ...............................   9,429     137,475
  Consolidated Edison, Inc. ......................   3,200     133,120
  Dominion Resources, Inc. .......................   3,210     139,282
  DTE Energy Co. .................................   3,320     133,829
  Integrys Energy Group, Inc. ....................   2,870     137,444
  NiSource, Inc. .................................   7,419     132,800
  PG&E Corp. .....................................   3,530     141,200
  Public Service Enterprise Group, Inc. ..........   3,130     137,438
  Sempra Energy...................................   2,620     148,475
  TECO Energy, Inc. ..............................   8,659     138,631
  Xcel Energy, Inc. ..............................   6,480     134,784
                                                            ----------
TOTAL MULTI-UTILITIES                                        1,791,173
                                                            ----------

  WIRELESS TELECOMMUNICATION SERVICES 5.8%
  American Tower Corp. -- Class A*................   3,320     144,154
  Sprint Nextel Corp. ............................  22,528     179,999
                                                            ----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                      324,153
                                                            ----------
TOTAL COMMON STOCKS
  (Cost $5,778,662)                                          5,553,658
                                                            ----------

SHORT TERM INVESTMENTS 0.1%
  SSgA Prime Money Market Fund....................   3,474       3,474
                                                            ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $3,474)                                                  3,474
                                                            ----------
TOTAL INVESTMENTS 99.9%
  (Cost $5,782,136)                                          5,557,132
                                                            ----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%                      8,251
                                                            ----------
NET ASSETS--100.0%                                          $5,565,383
----------------------------------------------------------------------



   *Non-Income Producing Security.




See Notes to Financial Statements.

SEMI-ANNUAL REPORT 48




STATEMENTS OF ASSETS AND LIABILITIES                  April 30, 2008 (Unaudited)

--------------------------------------------------------------------------------


                                                                   RYDEX S&P     RYDEX S&P     RYDEX S&P
                                       RYDEX S&P     RYDEX S&P    MIDCAP 400    MIDCAP 400      SMALLCAP
                                        500 PURE      500 PURE    PURE VALUE   PURE GROWTH      600 PURE
                                       VALUE ETF    GROWTH ETF           ETF           ETF     VALUE ETF
                                     -----------   -----------   -----------   -----------   -----------
ASSETS
Investments at Market Value*.......  $27,168,107   $49,380,147   $14,382,162   $16,539,070   $26,821,499
Cash...............................           16            --            --            --            --
Receivables:
  Dividends........................       32,725        22,765        20,808         2,066        21,791
                                     -----------   -----------   -----------   -----------   -----------
     TOTAL ASSETS..................   27,200,848    49,402,912    14,402,970    16,541,136    26,843,290
                                     -----------   -----------   -----------   -----------   -----------
LIABILITIES
Payables:
  Accrued Management Fees..........        7,795        13,942         4,047         4,636         7,887
                                     -----------   -----------   -----------   -----------   -----------
     TOTAL LIABILITIES.............        7,795        13,942         4,047         4,636         7,887
                                     -----------   -----------   -----------   -----------   -----------
NET ASSETS.........................  $27,193,053   $49,388,970   $14,398,923   $16,536,500   $26,835,403
                                     ===========   ===========   ===========   ===========   ===========
NET ASSETS CONSIST OF:
Paid-in Capital....................  $33,210,084   $52,119,954   $16,989,519   $18,314,997   $33,574,256
Undistributed Net Investment
  Income/(Loss)....................       52,042        13,047        29,479        (2,478)       62,548
Accumulated Net Realized Loss on
  Investments......................     (283,927)     (759,344)     (137,369)     (579,053)   (2,490,461)
Net Unrealized Depreciation on
  Investments......................   (5,785,146)   (1,984,687)   (2,482,706)   (1,196,966)   (4,310,940)
                                     -----------   -----------   -----------   -----------   -----------
NET ASSETS.........................  $27,193,053   $49,388,970   $14,398,923   $16,536,500   $26,835,403
                                     ===========   ===========   ===========   ===========   ===========
Shares Outstanding (Unlimited
  Shares Authorized), No Par
  Value............................      950,550     1,350,065       450,121       300,011       850,034
                                     ===========   ===========   ===========   ===========   ===========
Net Asset Value, Offering Price and
  Repurchase Price Per Share.......  $     28.61   $     36.58   $     31.99   $     55.12   $     31.57
                                     ===========   ===========   ===========   ===========   ===========
*Total Cost of Investments.........  $32,953,253   $51,364,834   $16,864,868   $17,736,036   $31,132,439
                                     ===========   ===========   ===========   ===========   ===========





See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 49





STATEMENTS OF ASSETS AND LIABILITIES                  April 30, 2008 (Unaudited)

--------------------------------------------------------------------------------

                                                           RYDEX S&P      RYDEX S&P
                                       RYDEX S&P        EQUAL WEIGHT   EQUAL WEIGHT      RYDEX S&P        RYDEX S&P
                                    SMALLCAP 600            CONSUMER       CONSUMER   EQUAL WEIGHT     EQUAL WEIGHT
                                 PURE GROWTH ETF   DISCRETIONARY ETF    STAPLES ETF     ENERGY ETF   FINANCIALS ETF
                                 ---------------   -----------------   ------------   ------------   --------------
ASSETS
Investments at Market Value*..      $5,765,475        $ 7,658,965       $12,559,759    $14,317,088     $ 5,564,511
Cash..........................              --                 --                --             23              --
Receivables:
  Dividends...................           1,127              5,206            12,393          6,174           3,892
                                    ----------        -----------       -----------    -----------     -----------
     TOTAL ASSETS.............       5,766,602          7,664,171        12,572,152     14,323,285       5,568,403
                                    ----------        -----------       -----------    -----------     -----------
LIABILITIES
Payables:
  Accrued Management Fees.....           1,640              5,165             5,120          5,813           2,261
                                    ----------        -----------       -----------    -----------     -----------
     TOTAL LIABILITIES........           1,640              5,165             5,120          5,813           2,261
                                    ----------        -----------       -----------    -----------     -----------
NET ASSETS....................      $5,764,962        $ 7,659,006       $12,567,032    $14,317,472     $ 5,566,142
                                    ==========        ===========       ===========    ===========     ===========
NET ASSETS CONSIST OF:
Paid-in Capital...............      $6,693,841        $10,831,213       $12,058,381    $11,665,009     $ 7,361,096
Undistributed Net Investment
  Income/(Loss)...............            (343)             4,479            14,211           (318)          9,131
Accumulated Net Realized
  Gain/(Loss) on Investments..        (307,791)          (918,440)          (61,299)       303,354        (193,722)
Net Unrealized
  Appreciation/(Depreciation)
  on Investments..............        (620,745)        (2,258,246)          555,739      2,349,427      (1,610,363)
                                    ----------        -----------       -----------    -----------     -----------
NET ASSETS....................      $5,764,962        $ 7,659,006       $12,567,032    $14,317,472     $ 5,566,142
                                    ==========        ===========       ===========    ===========     ===========
Shares Outstanding (Unlimited
  Shares Authorized), No Par
  Value.......................         150,004            200,000           250,000        200,005         150,000
                                    ==========        ===========       ===========    ===========     ===========
Net Asset Value, Offering
  Price and Repurchase Price
  Per Share...................      $    38.43        $     38.30       $     50.27    $     71.59     $     37.11
                                    ==========        ===========       ===========    ===========     ===========
*Total Cost of Investments....      $6,386,220        $ 9,917,211       $12,004,020    $11,967,661     $ 7,174,874
                                    ==========        ===========       ===========    ===========     ===========





See Notes to Financial Statements.

SEMI-ANNUAL REPORT 50




STATEMENTS OF ASSETS AND LIABILITIES                  April 30, 2008 (Unaudited)

--------------------------------------------------------------------------------

                                        RYDEX S&P         RYDEX S&P       RYDEX S&P        RYDEX S&P       RYDEX S&P
                                     EQUAL WEIGHT      EQUAL WEIGHT    EQUAL WEIGHT     EQUAL WEIGHT    EQUAL WEIGHT
                                  HEALTH CARE ETF   INDUSTRIALS ETF   MATERIALS ETF   TECHNOLOGY ETF   UTILITIES ETF
                                  ---------------   ---------------   -------------   --------------   -------------
ASSETS
Investments at Market Value*...     $58,275,182       $13,941,784       $2,751,317      $21,191,958      $5,557,132
Cash...........................              --                --               --               --              10
Receivables:
  Investments Sold.............              --                --               --           22,981              --
  Dividends....................          24,555            10,504            5,204            4,998          10,487
                                    -----------       -----------       ----------      -----------      ----------
     TOTAL ASSETS..............      58,299,737        13,952,288        2,756,521       21,219,937       5,567,629
                                    -----------       -----------       ----------      -----------      ----------
LIABILITIES
Payables:
  Due to Custodian.............              --                --               --              548              --
  Accrued Management Fees......          19,061             5,584            1,593            9,906           2,246
                                    -----------       -----------       ----------      -----------      ----------
     TOTAL LIABILITIES.........          19,061             5,584            1,593           10,454           2,246
                                    -----------       -----------       ----------      -----------      ----------
NET ASSETS.....................     $58,280,676       $13,946,704       $2,754,928      $21,209,483      $5,565,383
                                    ===========       ===========       ==========      ===========      ==========
NET ASSETS CONSIST OF:
Paid-in Capital................     $60,342,145       $12,525,672       $3,153,327      $24,096,392      $5,735,156
Undistributed Net Investment
  Income/(Loss)................           4,334             5,299            6,720           (6,412)         13,795
Accumulated Net Realized
  Gain/(Loss) on Investments...        (175,707)          101,744          (90,545)        (400,398)         41,436
Net Unrealized
  Appreciation/(Depreciation)
  on Investments...............      (1,890,096)        1,313,989         (314,574)      (2,480,099)       (225,004)
                                    -----------       -----------       ----------      -----------      ----------
NET ASSETS.....................     $58,280,676       $13,946,704       $2,754,928      $21,209,483      $5,565,383
                                    ===========       ===========       ==========      ===========      ==========
Shares Outstanding (Unlimited
  Shares Authorized), No Par
  Value........................       1,100,000           250,000           50,000          450,000         100,000
                                    ===========       ===========       ==========      ===========      ==========
Net Asset Value, Offering Price
  and Repurchase Price Per
  Share........................     $     52.98       $     55.79       $    55.10      $     47.13      $    55.65
                                    ===========       ===========       ==========      ===========      ==========
*Total Cost of Investments.....     $60,165,278       $12,627,795       $3,065,891      $23,672,057      $5,782,136
                                    ===========       ===========       ==========      ===========      ==========





See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 51



STATEMENTS OF OPERATIONS                                For the Six-Months Ended
                                                      April 30, 2008 (Unaudited)

--------------------------------------------------------------------------------


                                  RYDEX S&P     RYDEX S&P        RYDEX S&P         RYDEX S&P        RYDEX S&P
                                   500 PURE      500 PURE       MIDCAP 400        MIDCAP 400     SMALLCAP 600
                                  VALUE ETF    GROWTH ETF   PURE VALUE ETF   PURE GROWTH ETF   PURE VALUE ETF
                                -----------   -----------   --------------   ---------------   --------------
INVESTMENT INCOME
  Dividends...................  $   619,435   $   214,577     $   230,980      $    36,513       $   326,702
  Foreign Taxes Withheld......           --            --              --               --              (355)
                                -----------   -----------     -----------      -----------       -----------
     Total Income.............      619,435       214,577         230,980           36,513           326,347
                                -----------   -----------     -----------      -----------       -----------
EXPENSES
  Management Fee..............       55,771        87,741          26,427           30,992            39,994
                                -----------   -----------     -----------      -----------       -----------
Net Investment Income.........      563,664       126,836         204,553            5,521           286,353
                                -----------   -----------     -----------      -----------       -----------
REALIZED AND UNREALIZED
  GAIN/(LOSS)
  ON INVESTMENTS
Net Realized Gain/(Loss) From:
  Investments.................     (272,835)     (403,696)        (10,160)        (554,428)       (2,267,588)
  In-kind Redemptions.........     (659,099)    2,995,646        (164,386)       1,463,975           607,023
                                -----------   -----------     -----------      -----------       -----------
     Net Realized
       Gain/(Loss)............     (931,934)    2,591,950        (174,546)         909,547        (1,660,565)
Net Change in Unrealized
  Depreciation on
  Investments.................   (5,552,665)   (7,314,696)     (2,020,763)      (2,245,128)       (1,590,350)
                                -----------   -----------     -----------      -----------       -----------
Net Realized and Unrealized
  Loss on Investments.........   (6,484,599)   (4,722,746)     (2,195,309)      (1,335,581)       (3,250,915)
                                -----------   -----------     -----------      -----------       -----------
     NET DECREASE IN NET
       ASSETS RESULTING FROM
       OPERATIONS.............  $(5,920,935)  $(4,595,910)    $(1,990,756)     $(1,330,060)      $(2,964,562)
                                ===========   ===========     ===========      ===========       ===========





See Notes to Financial Statements.

SEMI-ANNUAL REPORT 52


STATEMENTS OF OPERATIONS                                For the Six-Months Ended
                                                      April 30, 2008 (Unaudited)

--------------------------------------------------------------------------------

                                                           RYDEX S&P     RYDEX S&P
                                        RYDEX S&P       EQUAL WEIGHT  EQUAL WEIGHT     RYDEX S&P       RYDEX S&P
                                     SMALLCAP 600           CONSUMER      CONSUMER  EQUAL WEIGHT    EQUAL WEIGHT
                                  PURE GROWTH ETF  DISCRETIONARY ETF   STAPLES ETF    ENERGY ETF  FINANCIALS ETF
                                  ---------------  -----------------  ------------  ------------  --------------
INVESTMENT INCOME
  Dividends.....................    $    35,004       $   173,785       $  98,915    $   63,229     $    94,504
                                    -----------       -----------       ---------    ----------     -----------
     Total Income...............         35,004           173,785          98,915        63,229          94,504
                                    -----------       -----------       ---------    ----------     -----------
EXPENSES
  Management Fee................         11,819            43,110          22,237        33,920          14,539
                                    -----------       -----------       ---------    ----------     -----------
Net Investment Income...........         23,185           130,675          76,678        29,309          79,965
                                    -----------       -----------       ---------    ----------     -----------
REALIZED AND UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS
Net Realized Gain/(Loss) From:
  Investments...................       (255,659)         (915,584)         19,236       314,607        (162,551)
  In-kind Redemptions...........        573,585          (846,883)             --       751,134              --
                                    -----------       -----------       ---------    ----------     -----------
     Net Realized Gain/(Loss)...        317,926        (1,762,467)         19,236     1,065,741        (162,551)
Net Change in Unrealized
  Depreciation on Investments...     (1,530,065)       (1,303,954)       (151,947)     (262,124)     (1,280,258)
                                    -----------       -----------       ---------    ----------     -----------
Net Realized and Unrealized
  Gain/(Loss) on Investments....     (1,212,139)       (3,066,421)       (132,711)      803,617      (1,442,809)
                                    -----------       -----------       ---------    ----------     -----------
     NET INCREASE/(DECREASE) IN
       NET ASSETS RESULTING FROM
       OPERATIONS...............    $(1,188,954)      $(2,935,746)      $ (56,033)   $  832,926     $(1,362,844)
                                    ===========       ===========       =========    ==========     ===========





See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 53



STATEMENTS OF OPERATIONS                                For the Six-Months Ended
                                                      April 30, 2008 (Unaudited)

--------------------------------------------------------------------------------

                                         RYDEX S&P        RYDEX S&P      RYDEX S&P       RYDEX S&P      RYDEX S&P
                                      EQUAL WEIGHT     EQUAL WEIGHT   EQUAL WEIGHT    EQUAL WEIGHT   EQUAL WEIGHT
                                   HEALTH CARE ETF  INDUSTRIALS ETF  MATERIALS ETF  TECHNOLOGY ETF  UTILITIES ETF
                                   ---------------  ---------------  -------------  --------------  -------------
INVESTMENT INCOME
  Dividends......................    $    83,671        $ 75,349       $ 139,251      $    59,740     $ 100,637
                                     -----------        --------       ---------      -----------     ---------
     Total Income................         83,671          75,349         139,251           59,740       100,637
                                     -----------        --------       ---------      -----------     ---------
EXPENSES
  Management Fee.................         57,900          24,014          18,463           52,110        14,296
                                     -----------        --------       ---------      -----------     ---------
Net Investment Income............         25,771          51,335         120,788            7,630        86,341
                                     -----------        --------       ---------      -----------     ---------
REALIZED AND UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS
Net Realized Gain/(Loss) From:
  Investments....................       (155,495)        113,961         (78,067)        (376,413)       43,622
  In-kind Redemptions............        234,475              --         317,838          448,019            --
                                     -----------        --------       ---------      -----------     ---------
     Net Realized Gain...........         78,980         113,961         239,771           71,606        43,622
Net Change in Unrealized
  Appreciation/(Depreciation) on
  Investments....................     (1,742,759)         37,578        (853,015)      (2,974,655)     (706,941)
                                     -----------        --------       ---------      -----------     ---------
Net Realized and Unrealized
  Gain/(Loss) on Investments.....     (1,663,779)        151,539        (613,244)      (2,903,049)     (663,319)
                                     -----------        --------       ---------      -----------     ---------
     NET INCREASE/(DECREASE) IN
       NET ASSETS RESULTING FROM
       OPERATIONS................    $(1,638,008)       $202,874       $(492,456)     $(2,895,419)    $(576,978)
                                     ===========        ========       =========      ===========     =========





See Notes to Financial Statements.

SEMI-ANNUAL REPORT 54



STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                           RYDEX S&P 500 PURE VALUE ETF       RYDEX S&P 500 PURE GROWTH ETF
                                        ---------------------------------   ---------------------------------
                                            SIX MONTHS                          SIX MONTHS
                                                 ENDED                               ENDED
                                        APRIL 30, 2008         YEAR ENDED   APRIL 30, 2008         YEAR ENDED
                                           (UNAUDITED)   OCTOBER 31, 2007      (UNAUDITED)   OCTOBER 31, 2007
                                        --------------   ----------------   --------------   ----------------
OPERATIONS
  Net Investment Income...............   $    563,664      $    782,512      $    126,836       $   287,779
  Net Realized Gain/(Loss)............       (931,934)        1,498,971         2,591,950          (303,897)
  Net Change in Unrealized
     Appreciation/(Depreciation) on
     Investments......................     (5,552,665)       (1,243,457)       (7,314,696)        4,763,550
                                         ------------      ------------      ------------       -----------
  Net Increase/(Decrease) in Net
     Assets Resulting From
     Operations.......................     (5,920,935)        1,038,026        (4,595,910)        4,747,432
                                         ------------      ------------      ------------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net Investment Income...............       (582,663)         (763,947)         (129,003)         (279,098)
                                         ------------      ------------      ------------       -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold...........      6,014,981        30,026,191        13,294,295        41,220,808
  Value of Shares Reinvested..........         10,755             6,721               893             1,567
  Value of Shares Repurchased.........    (11,963,950)      (11,904,315)      (22,521,342)               --
                                         ------------      ------------      ------------       -----------
  Net Increase/(Decrease) in Net
     Assets Resulting From Share
     Transactions.....................     (5,938,214)       18,128,597        (9,226,154)       41,222,375
                                         ------------      ------------      ------------       -----------
     Increase/(Decrease) in Net
       Assets.........................    (12,441,812)       18,402,676       (13,951,067)       45,690,709
NET ASSETS--BEGINNING OF PERIOD.......     39,634,865        21,232,189        63,340,037        17,649,328
                                         ------------      ------------      ------------       -----------
NET ASSETS--END OF PERIOD(1)..........   $ 27,193,053      $ 39,634,865      $ 49,388,970       $63,340,037
                                         ============      ============      ============       ===========
(1) Including Undistributed Net
  Investment Income...................   $     52,042      $     71,041      $     13,047       $    15,214
                                         ============      ============      ============       ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Sold.........................        200,000           850,000           350,000         1,100,000
  Shares Reinvested...................            358               192                24                41
  Shares Repurchased..................       (400,000)         (350,000)         (600,000)               --
  Shares Outstanding, Beginning of
     Period...........................      1,150,192           650,000         1,600,041           500,000
                                         ------------      ------------      ------------       -----------
  Shares Outstanding, End of Period...        950,550         1,150,192         1,350,065         1,600,041
                                         ============      ============      ============       ===========





See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 55




STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                         RYDEX S&P MIDCAP 400 PURE VALUE     RYDEX S&P MIDCAP 400 PURE GROWTH
                                                       ETF                                 ETF
                                        ---------------------------------   ---------------------------------
                                            SIX MONTHS                          SIX MONTHS
                                                 ENDED                               ENDED
                                        APRIL 30, 2008         YEAR ENDED   APRIL 30, 2008         YEAR ENDED
                                           (UNAUDITED)   OCTOBER 31, 2007      (UNAUDITED)   OCTOBER 31, 2007
                                        --------------   ----------------   --------------   ----------------
OPERATIONS
  Net Investment Income...............    $   204,553      $    431,034      $      5,521      $    121,930
  Net Realized Gain/(Loss)............       (174,546)        1,170,195           909,547         1,847,506
  Net Change in Unrealized
     Appreciation/(Depreciation) on
     Investments......................     (2,020,763)       (1,114,000)       (2,245,128)        2,040,810
                                          -----------      ------------      ------------      ------------
  Net Increase/(Decrease) in Net
     Assets Resulting From
     Operations.......................     (1,990,756)          487,229        (1,330,060)        4,010,246
                                          -----------      ------------      ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net Investment Income...............       (182,927)         (425,129)          (13,818)         (118,480)
  Net Realized Gains..................             --                --                --           (64,208)
                                          -----------      ------------      ------------      ------------
  Total Distributions.................       (182,927)         (425,129)          (13,818)         (182,688)
                                          -----------      ------------      ------------      ------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold...........             --        20,533,730        10,426,073         8,630,176
  Value of Shares Reinvested..........          1,369             2,802               170               432
  Value of Shares Repurchased.........     (4,886,391)      (14,113,540)      (13,460,071)      (14,090,678)
                                          -----------      ------------      ------------      ------------
  Net Increase/(Decrease) in Net
     Assets Resulting From Share
     Transactions.....................     (4,885,022)        6,422,992        (3,033,828)       (5,460,070)
                                          -----------      ------------      ------------      ------------
     Increase/(Decrease) in Net
       Assets.........................     (7,058,705)        6,485,092        (4,377,706)       (1,632,512)
NET ASSETS--BEGINNING OF PERIOD.......     21,457,628        14,972,536        20,914,206        22,546,718
                                          -----------      ------------      ------------      ------------
NET ASSETS--END OF PERIOD(1)..........    $14,398,923      $ 21,457,628      $ 16,536,500      $ 20,914,206
                                          ===========      ============      ============      ============
(1) Including Undistributed Net
  Investment Income...................    $    29,479      $      7,853      $     (2,478)     $      5,819
                                          ===========      ============      ============      ============
CHANGES IN SHARES OUTSTANDING:
  Shares Sold.........................             --           550,000           200,000           150,000
  Shares Reinvested...................             43                78                 3                 8
  Shares Repurchased..................       (150,000)         (400,000)         (250,000)         (250,000)
  Shares Outstanding, Beginning of
     Period...........................        600,078           450,000           350,008           450,000
                                          -----------      ------------      ------------      ------------
  Shares Outstanding, End of Period...        450,121           600,078           300,011           350,008
                                          ===========      ============      ============      ============





See Notes to Financial Statements.

SEMI-ANNUAL REPORT 56



STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                          RYDEX S&P SMALLCAP 600                RYDEX S&P SMALLCAP 600
                                              PURE VALUE ETF                       PURE GROWTH ETF
                                   -----------------------------------   -----------------------------------
                                   SIX MONTHS ENDED                      SIX MONTHS ENDED
                                     APRIL 30, 2008         YEAR ENDED     APRIL 30, 2008         YEAR ENDED
                                        (UNAUDITED)   OCTOBER 31, 2007        (UNAUDITED)   OCTOBER 31, 2007
                                   ----------------   ----------------   ----------------   ----------------
OPERATIONS
  Net Investment Income..........     $   286,353        $   341,437        $    23,185        $       189
  Net Realized Gain/(Loss).......      (1,660,565)          (164,386)           317,926            470,249
  Net Change in Unrealized
     Appreciation/(Depreciation)
     on Investments..............      (1,590,350)        (2,989,872)        (1,530,065)           855,709
                                      -----------        -----------        -----------        -----------
  Net Increase/(Decrease) in Net
     Assets Resulting From
     Operations..................      (2,964,562)        (2,812,821)        (1,188,954)         1,326,147
                                      -----------        -----------        -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM
  Net Investment Income..........        (223,805)          (304,472)           (23,528)            (4,792)
  Capital........................              --             (9,172)                --                 --
                                      -----------        -----------        -----------        -----------
  Total Distributions to
     Shareholders................        (223,805)          (313,644)           (23,528)            (4,792)
                                      -----------        -----------        -----------        -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold......      12,729,553         21,411,904                 --          4,219,106
  Value of Shares Reinvested.....             433                883                111                 44
  Value of Shares Repurchased....      (5,132,560)        (1,879,073)        (4,251,773)        (2,131,084)
                                      -----------        -----------        -----------        -----------
  Net Increase/(Decrease) in Net
     Assets Resulting From Share
     Transactions................       7,597,426         19,533,714         (4,251,662)         2,088,066
                                      -----------        -----------        -----------        -----------
     Increase/Decrease in Net
       Assets....................       4,409,059         16,407,249         (5,464,144)         3,409,421
NET ASSETS--BEGINNING OF PERIOD..      22,426,344          6,019,095         11,229,106          7,819,685
                                      -----------        -----------        -----------        -----------
NET ASSETS--END OF PERIOD(1).....     $26,835,403        $22,426,344        $ 5,764,962        $11,229,106
                                      ===========        ===========        ===========        ===========
(1) Including
    Undistributed/(Overdistrib-
    uted) Net Investment Income..     $    62,548        $        --        $      (343)       $        --
                                      ===========        ===========        ===========        ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Sold....................         400,000            500,000                 --            100,000
  Shares Reinvested..............              13                 21                  3                  1
  Shares Repurchased.............        (150,000)           (50,000)          (100,000)           (50,000)
  Shares Outstanding, Beginning
     of Period...................         600,021            150,000            250,001            200,000
                                      -----------        -----------        -----------        -----------
  Shares Outstanding, End of
     Period......................         850,034            600,021            150,004            250,001
                                      ===========        ===========        ===========        ===========





See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 57




STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                        RYDEX S&P EQUAL WEIGHT                 RYDEX S&P EQUAL WEIGHT
                                      CONSUMER DISCRETIONARY ETF                CONSUMER STAPLES ETF
                                 ------------------------------------   ------------------------------------
                                                       FOR THE PERIOD                         FOR THE PERIOD
                                 SIX MONTHS ENDED   NOVEMBER 1, 2006*   SIX MONTHS ENDED   NOVEMBER 1, 2006*
                                   APRIL 30, 2008             THROUGH     APRIL 30, 2008             THROUGH
                                      (UNAUDITED)    OCTOBER 31, 2007        (UNAUDITED)    OCTOBER 31, 2007
                                 ----------------   -----------------   ----------------   -----------------
OPERATIONS
  Net Investment Income........      $    130,675       $     256,800        $    76,678         $   173,946
  Net Realized Gain/(Loss).....        (1,762,467)         (3,021,999)            19,236             (50,768)
  Net Change in Unrealized
     Appreciation/(Deprecia-
     tion) on Investments......        (1,303,954)           (954,292)          (151,947)            707,686
                                     ------------       -------------        -----------         -----------
  Net Increase/(Decrease) in
     Net Assets Resulting From
     Operations................        (2,935,746)         (3,719,491)           (56,033)            830,864
                                     ------------       -------------        -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM
  Net Investment Income........          (136,167)           (246,829)           (70,088)           (166,325)
                                     ------------       -------------        -----------         -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold....        45,856,438         164,688,912          4,791,047           9,840,904
  Value of Shares Reinvested...                --                  --                 --                  --
  Value of Shares Repurchased..       (64,053,450)       (131,794,661)                --          (2,603,337)
                                     ------------       -------------        -----------         -----------
  Net Increase/(Decrease) in
     Net Assets Resulting From
     Share Transactions........       (18,197,012)         32,894,251          4,791,047           7,237,567
                                     ------------       -------------        -----------         -----------
     Increase/(Decrease) in Net
       Assets..................       (21,268,925)         28,927,931          4,664,926           7,902,106
NET ASSETS--BEGINNING OF
  PERIOD.......................        28,927,931                  --          7,902,106                  --
                                     ------------       -------------        -----------         -----------
NET ASSETS--END OF PERIOD(1)...      $  7,659,006       $  28,927,931        $12,567,032         $ 7,902,106
                                     ============       =============        ===========         ===========
(1) Including Undistributed Net
  Investment
   Income......................      $      4,479       $       9,971        $    14,211         $     7,621
                                     ============       =============        ===========         ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Sold..................         1,150,000           3,550,000            100,000             200,000
  Shares Reinvested............                --                  --                 --                  --
  Shares Repurchased...........        (1,600,000)         (2,900,000)                --             (50,000)
  Shares Outstanding, Beginning
     of Period.................           650,000                  --            150,000                  --
                                     ------------       -------------        -----------         -----------
  Shares Outstanding, End of
     Period....................           200,000             650,000            250,000             150,000
                                     ============       =============        ===========         ===========



* The Fund commenced operations on November 1, 2006.


See Notes to Financial Statements.

SEMI-ANNUAL REPORT 58



STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                               RYDEX S&P EQUAL                      RYDEX S&P EQUAL
                                              WEIGHT ENERGY ETF                  WEIGHT FINANCIALS ETF
                                     ----------------------------------   ----------------------------------
                                         SIX MONTHS      FOR THE PERIOD       SIX MONTHS      FOR THE PERIOD
                                              ENDED   NOVEMBER 1, 2006*            ENDED   NOVEMBER 1, 2006*
                                     APRIL 30, 2008             THROUGH   APRIL 30, 2008             THROUGH
                                        (UNAUDITED)    OCTOBER 31, 2007      (UNAUDITED)    OCTOBER 31, 2007
                                     --------------   -----------------   --------------   -----------------
OPERATIONS
  Net Investment Income............     $    29,309         $    39,906      $    79,965        $    105,693
  Net Realized Gain/(Loss).........       1,065,741             260,240         (162,551)            393,350
  Net Change in Unrealized
     Appreciation/(Depreciation) on
     Investments...................        (262,124)          2,611,551       (1,280,258)           (330,105)
                                        -----------         -----------      -----------        ------------
  Net Increase/(Decrease) in Net
     Assets Resulting From
     Operations....................         832,926           2,911,697       (1,362,844)            168,938
                                        -----------         -----------      -----------        ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net Investment Income............         (29,627)            (42,062)         (70,834)            (98,785)
  Net Realized Gains...............        (269,337)                 --               --                  --
                                        -----------         -----------      -----------        ------------
  Total Distributions..............        (298,964)                 --               --                  --
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold........       6,873,049           7,251,932               --          31,922,837
  Value of Shares Reinvested.......             343                  --               --                  --
  Value of Shares Repurchased......      (3,211,449)                 --               --         (24,993,170)
                                        -----------         -----------      -----------        ------------
  Net Increase in Net Assets
     Resulting From Share
     Transactions..................       3,661,943           7,251,932       (1,433,678)          6,929,667
                                        -----------         -----------      -----------        ------------
     Increase/(Decrease) in Net
       Assets......................       4,195,905          10,121,567               --           6,999,820
NET ASSETS--BEGINNING OF PERIOD....      10,121,567                  --        6,999,820                  --
                                        -----------         -----------      -----------        ------------
NET ASSETS--END OF PERIOD(1).......     $14,317,472         $10,121,567      $ 5,566,142        $  6,999,820
                                        ===========         ===========      ===========        ============
(1) Including
    Undistributed/(Overdistributed)
    Net Investment Income/(Loss)...     $      (318)        $        --      $     9,131        $         --
                                        ===========         ===========      ===========        ============
CHANGES IN SHARES OUTSTANDING:
  Shares Sold......................         100,000             150,000               --             650,000
  Shares Reinvested................               5                  --               --                  --
  Shares Repurchased...............         (50,000)                 --               --            (500,000)
  Shares Outstanding, Beginning of
     Period........................         150,000                  --          150,000                  --
                                        -----------         -----------      -----------        ------------
  Shares Outstanding, End of
     Period........................         200,005             150,000          150,000             150,000
                                        ===========         ===========      ===========        ============



* The Fund commenced operations on November 1, 2006.


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 59




STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                               RYDEX S&P EQUAL                       RYDEX S&P EQUAL
                                           WEIGHT HEALTH CARE ETF                WEIGHT INDUSTRIALS ETF
                                     ----------------------------------   ------------------------------------
                                         SIX MONTHS      FOR THE PERIOD       SIX MONTHS        FOR THE PERIOD
                                              ENDED   NOVEMBER 1, 2006*            ENDED     NOVEMBER 1, 2006*
                                     APRIL 30, 2008             THROUGH   APRIL 30, 2008               THROUGH
                                        (UNAUDITED)    OCTOBER 31, 2007      (UNAUDITED)      OCTOBER 31, 2007
                                     --------------   -----------------   --------------     -----------------
OPERATIONS
  Net Investment Income............     $    25,771        $     39,168      $    51,335            $   84,478
  Net Realized Gain................          78,980           1,090,098          113,961               253,601
  Net Change in Unrealized
     Appreciation/(Depreciation) on
     Investments...................      (1,742,759)           (147,337)          37,578             1,276,411
                                        -----------        ------------      -----------            ----------
  Net Increase/(Decrease) in Net
     Assets Resulting From
     Operations....................      (1,638,008)            981,929          202,874             1,614,490
                                        -----------        ------------      -----------            ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net Investment Income............         (23,602)            (37,003)         (47,983)              (81,906)
  Net Realized Gains...............              --                  --         (266,443)                   --
                                        -----------        ------------      -----------            ----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold........      48,158,532          36,174,181        5,153,009             7,372,663
  Value of Shares Reinvested.......              --                  --               --                    --
  Value of Shares Repurchased......      (5,598,834)        (19,736,519)              --                    --
                                        -----------        ------------      -----------            ----------
  Net Increase in Net Assets
     Resulting From Share
     Transactions..................      42,559,698          16,437,662        5,153,009             7,372,663
                                        -----------        ------------      -----------            ----------
     Increase in Net Assets........      40,898,088          17,382,588        5,041,457             8,905,247
NET ASSETS--BEGINNING OF PERIOD....      17,382,588                  --        8,905,247                    --
                                        -----------        ------------      -----------            ----------
NET ASSETS--END OF PERIOD(1).......     $58,280,676        $ 17,382,588      $13,946,704            $8,905,247
                                        ===========        ============      ===========            ==========
(1) Including Undistributed Net
  Investment Income................     $     4,334        $      2,165      $     5,299            $    1,947
                                        ===========        ============      ===========            ==========
CHANGES IN SHARES OUTSTANDING:
  Shares Sold......................         900,000             650,000          100,000               150,000
  Shares Reinvested................              --                  --               --                    --
  Shares Repurchased...............        (100,000)           (350,000)              --                    --
  Shares Outstanding, Beginning of
     Period........................         300,000                  --          150,000                    --
                                        -----------        ------------      -----------            ----------
  Shares Outstanding, End of
     Period........................       1,100,000             300,000          250,000               150,000
                                        ===========        ============      ===========            ==========



* The Fund commenced operations on November 1, 2006.


See Notes to Financial Statements.

SEMI-ANNUAL REPORT 60



STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                              RYDEX S&P EQUAL                          RYDEX S&P EQUAL
                                           WEIGHT MATERIALS ETF                     WEIGHT TECHNOLOGY ETF
                                   ------------------------------------     ------------------------------------
                                       SIX MONTHS        FOR THE PERIOD         SIX MONTHS        FOR THE PERIOD
                                            ENDED     NOVEMBER 1, 2006*              ENDED     NOVEMBER 1, 2006*
                                   APRIL 30, 2008               THROUGH     APRIL 30, 2008               THROUGH
                                      (UNAUDITED)      OCTOBER 31, 2007        (UNAUDITED)      OCTOBER 31, 2007
                                   --------------     -----------------     --------------     -----------------
OPERATIONS
  Net Investment Income/(Loss)...     $   120,788          $    128,347        $     7,630           $   (11,089)
  Net Realized Gain..............         239,771             1,084,454             71,606             1,406,629
  Net Change in Unrealized
     Appreciation/(Depreciation)
     on Investments..............        (853,015)              538,441         (2,974,655)              494,556
                                      -----------          ------------        -----------           -----------
  Net Increase/(Decrease) in Net
     Assets Resulting From
     Operations..................        (492,456)            1,751,242         (2,895,419)            1,890,096
                                      -----------          ------------        -----------           -----------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM
  Net Investment Income..........        (122,463)             (119,952)           (14,042)                   --
                                      -----------          ------------        -----------           -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold......              --            26,216,591          9,412,576            25,589,410
  Value of Shares Reinvested.....              --                    --                 --                    --
  Value of Shares Repurchased....      (5,543,626)          (18,934,408)        (4,605,642)           (8,167,496)
                                      -----------          ------------        -----------           -----------
  Net Increase/(Decrease) in Net
     Assets Resulting From Share
     Transactions................      (5,543,626)            7,282,183          4,806,934            17,421,914
                                      -----------          ------------        -----------           -----------
     Increase/(Decrease) in Net
       Assets....................      (6,158,545)            8,913,473          1,897,473            19,312,010
NET ASSETS--BEGINNING OF PERIOD..       8,913,473                    --         19,312,010                    --
                                      -----------          ------------        -----------           -----------
NET ASSETS--END OF PERIOD(1).....     $ 2,754,928          $  8,913,473        $21,209,483           $19,312,010
                                      ===========          ============        ===========           ===========
(1) Including Undistributed Net
    Investment Income............     $     6,720          $      8,395        $    (6,412)          $        --
                                      ===========          ============        ===========           ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Sold....................              --               500,000            200,000               500,000
  Shares Reinvested..............              --                    --                 --                    --
  Shares Repurchased.............        (100,000)             (350,000)          (100,000)             (150,000)
  Shares Outstanding, Beginning
     of Period...................         150,000                    --            350,000                    --
                                      -----------          ------------        -----------           -----------
  Shares Outstanding, End of
     Period......................          50,000               150,000            450,000               350,000
                                      ===========          ============        ===========           ===========



* The Fund commenced operations on November 1, 2006.


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 61




STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                    RYDEX S&P EQUAL
                                                                 WEIGHT UTILITIES ETF
                                                          ----------------------------------
                                                              SIX MONTHS      FOR THE PERIOD
                                                                   ENDED   NOVEMBER 1, 2006*
                                                          APRIL 30, 2008             THROUGH
                                                             (UNAUDITED)    OCTOBER 31, 2007
                                                          --------------   -----------------
OPERATIONS
  Net Investment Income.................................      $   86,341         $   217,228
  Net Realized Gain.....................................          43,622             661,560
  Net Change in Unrealized Appreciation/(Depreciation)
     on Investments.....................................        (706,941)            481,937
                                                              ----------         -----------
  Net Increase/(Decrease) in Net Assets Resulting From
     Operations.........................................        (576,978)          1,360,725
                                                              ----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net Investment Income.................................         (86,125)           (203,649)
                                                              ----------         -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold.............................              --          13,839,342
  Value of Shares Reinvested............................              --                  --
  Value of Shares Repurchased...........................              --          (8,767,932)
                                                              ----------         -----------
  Net Increase in Net Assets Resulting From Share
     Transactions.......................................              --           5,071,410
                                                              ----------         -----------
     Increase/(Decrease) in Net Assets..................        (663,103)          6,228,486
NET ASSETS--BEGINNING OF PERIOD.........................       6,228,486                  --
                                                              ----------         -----------
NET ASSETS--END OF PERIOD(1)............................      $5,565,383         $ 6,228,486
                                                              ==========         ===========
(1) Including Undistributed Net Investment Income.......      $   13,795         $    13,579
                                                              ==========         ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Sold...........................................              --             250,000
  Shares Reinvested.....................................              --                  --
  Shares Repurchased....................................              --            (150,000)
  Shares Outstanding, Beginning of Period...............         100,000                  --
                                                              ----------         -----------
  Shares Outstanding, End of Period.....................         100,000             100,000
                                                              ==========         ===========



* The Fund commenced operations on November 1, 2006.


See Notes to Financial Statements.

SEMI-ANNUAL REPORT 62



FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


                                     RYDEX S&P 500 PURE VALUE ETF                    RYDEX S&P 500 PURE GROWTH ETF
                        ------------------------------------------------------    ----------------------------------
                            SIX MONTHS                          FOR THE PERIOD        SIX MONTHS
                                 ENDED                          MARCH 1, 2006*             ENDED
                        APRIL 30, 2008          YEAR ENDED             THROUGH    APRIL 30, 2008          YEAR ENDED
                           (UNAUDITED)    OCTOBER 31, 2007    OCTOBER 31, 2006       (UNAUDITED)    OCTOBER 31, 2007
                        --------------    ----------------    ----------------    --------------    ----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT
  BEGINNING OF
  PERIOD..............          $34.46              $32.66              $29.87            $39.59              $35.30
                               -------             -------             -------           -------             -------
Net Investment
  Income**............            0.54                0.75                0.49              0.09                0.25
Net Realized and
  Unrealized
  Gain/(Loss) on
  Investments.........           (5.81)               1.80                2.58             (3.00)               4.26
                               -------             -------             -------           -------             -------
TOTAL FROM INVESTMENT
  OPERATIONS..........           (5.27)               2.55                3.07             (2.91)               4.51
                               -------             -------             -------           -------             -------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment
  Income..............           (0.58)              (0.75)              (0.28)            (0.10)              (0.22)
                               -------             -------             -------           -------             -------
NET ASSET VALUE AT END
  OF PERIOD...........          $28.61              $34.46              $32.66            $36.58              $39.59
                               =======             =======             =======           =======             =======
TOTAL RETURN***.......          (15.36)%              7.79%              10.27%            (7.33)%             12.79%
RATIOS/SUPPLEMENTAL
  DATA:
Net Assets at End of
  Period (000's
  Omitted)............         $27,193             $39,635             $21,232           $49,389             $63,340
RATIO TO AVERAGE NET
  ASSETS OF:
Expenses..............            0.35%****           0.35%               0.35%****         0.35%****           0.35%
Net Investment
  Income..............            3.54%****           2.15%               2.37%****         0.51%****           0.66%
Portfolio Turnover
  Rate+...............              41%                 26%                  4%               22%                 24%
                          RYDEX S&P 500
                         PURE GROWTH ETF
                        ----------------
                          FOR THE PERIOD
                          MARCH 1, 2006*
                                 THROUGH
                        OCTOBER 31, 2006
                        ----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT
  BEGINNING OF
  PERIOD..............            $34.42
                                 -------
Net Investment
  Income**............              0.11
Net Realized and
  Unrealized
  Gain/(Loss) on
  Investments.........              0.84
                                 -------
TOTAL FROM INVESTMENT
  OPERATIONS..........              0.95
                                 -------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment
  Income..............             (0.07)
                                 -------
NET ASSET VALUE AT END
  OF PERIOD...........            $35.30
                                 =======
TOTAL RETURN***.......              2.77%
RATIOS/SUPPLEMENTAL
  DATA:
Net Assets at End of
  Period (000's
  Omitted)............           $17,649
RATIO TO AVERAGE NET
  ASSETS OF:
Expenses..............              0.35%****
Net Investment
  Income..............              0.48%****
Portfolio Turnover
  Rate+...............                 7%



      * The Fund commenced operations on March 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 63




FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                           RYDEX S&P MIDCAP 400                          RYDEX S&P MIDCAP 400
                                              PURE VALUE ETF                               PURE GROWTH ETF
                           ----------------------------------------------------   ---------------------------------
                               SIX MONTHS                        FOR THE PERIOD       SIX MONTHS
                                    ENDED                        MARCH 1, 2006*            ENDED
                           APRIL 30, 2008         YEAR ENDED            THROUGH   APRIL 30, 2008         YEAR ENDED
                              (UNAUDITED)   OCTOBER 31, 2007   OCTOBER 31, 2006      (UNAUDITED)   OCTOBER 31, 2007
                           --------------   ----------------   ----------------   --------------   ----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT
  BEGINNING OF PERIOD....          $35.76             $33.27             $31.53           $59.75             $50.10
                                  -------            -------            -------          -------            -------
Net Investment Income**..            0.43               0.82               0.44             0.02               0.33
Net Realized and
  Unrealized Gain/(Loss)
  on Investments.........           (3.79)              2.48               1.60            (4.61)              9.73
                                  -------            -------            -------          -------            -------
TOTAL FROM INVESTMENT
  OPERATIONS.............           (3.36)              3.30               2.04            (4.59)             10.06
                                  -------            -------            -------          -------            -------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income....           (0.41)             (0.81)             (0.30)           (0.04)             (0.27)
                                  -------            -------            -------          -------            -------
Net Realized Gains.......              --                 --                 --               --              (0.14)
                                  -------            -------            -------          -------            -------
Total Distributions......           (0.41)             (0.81)             (0.30)           (0.04)             (0.41)
                                  -------            -------            -------          -------            -------
NET ASSET VALUE AT END OF
  PERIOD.................          $31.99             $35.76             $33.27           $55.12             $59.75
                                  =======            =======            =======          =======            =======
TOTAL RETURN***..........           (9.38)%             9.94%              6.48%           (7.69)%            20.17%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of
  Period (000's
  Omitted)...............         $14,399            $21,458            $14,973          $16,537            $20,914
RATIO TO AVERAGE NET
  ASSETS OF:
Expenses.................            0.35%****          0.35%              0.35%****        0.35%****          0.35%
Net Investment Income....            2.71%****          2.28%              2.07%****        0.06%              0.60%
Portfolio Turnover
  Rate+..................              52%                46%                 4%              41%                53%
                           RYDEX S&P MIDCAP
                                  400
                            PURE GROWTH ETF
                           ----------------
                             FOR THE PERIOD
                             MARCH 1, 2006*
                                    THROUGH
                           OCTOBER 31, 2006
                           ----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT
  BEGINNING OF PERIOD....            $52.62
                                    -------
Net Investment Income**..              0.02
Net Realized and
  Unrealized Gain/(Loss)
  on Investments.........             (2.53)
                                    -------
TOTAL FROM INVESTMENT
  OPERATIONS.............             (2.51)
                                    -------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income....             (0.01)
                                    -------
Net Realized Gains.......                --
                                    -------
Total Distributions......             (0.01)
                                    -------
NET ASSET VALUE AT END OF
  PERIOD.................            $50.10
                                    =======
TOTAL RETURN***..........             (4.76)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of
  Period (000's
  Omitted)...............           $22,547
RATIO TO AVERAGE NET
  ASSETS OF:
Expenses.................              0.35%****
Net Investment Income....              0.07%
Portfolio Turnover
  Rate+..................                14%



      * The Fund commenced operations on March 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

SEMI-ANNUAL REPORT 64



FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                            RYDEX S&P SMALLCAP 600                       RYDEX S&P SMALLCAP 600
                                                PURE VALUE ETF                               PURE GROWTH ETF
                                 -------------------------------------------- --------------------------------------------
                                                               FOR THE PERIOD                               FOR THE PERIOD
                                     SIX MONTHS                MARCH 1, 2006*     SIX MONTHS                MARCH 1, 2006*
                                          ENDED     YEAR ENDED        THROUGH          ENDED     YEAR ENDED        THROUGH
                                 APRIL 30, 2008    OCTOBER 31,    OCTOBER 31, APRIL 30, 2008    OCTOBER 31,    OCTOBER 31,
                                    (UNAUDITED)           2007           2006    (UNAUDITED)           2007           2006
                                 -------------- -------------- -------------- -------------- -------------- --------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD........................         $37.38         $40.13         $38.45         $44.92         $39.10         $39.31
                                        -------        -------         ------         ------        -------         ------
Net Investment Income/(Loss)**..           0.41           0.74           0.37           0.13             --          (0.01)
Net Realized and Unrealized
  Gain/(Loss) on Investments....          (5.92)         (2.85)          1.62          (6.46)          5.84          (0.20)
                                        -------        -------         ------         ------        -------         ------
TOTAL FROM INVESTMENT
  OPERATIONS....................          (5.51)         (2.11)          1.99          (6.33)          5.84          (0.21)
                                        -------        -------         ------         ------        -------         ------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net Investment Income...........          (0.30)         (0.62)         (0.31)         (0.16)         (0.02)            --
Capital.........................             --          (0.02)            --             --             --             --
                                        -------        -------         ------         ------        -------         ------
Total Distributions.............             --          (0.64)         (0.31)            --          (0.02)            --
                                        -------        -------         ------         ------        -------         ------
NET ASSET VALUE AT END OF
  PERIOD........................         $31.57         $37.38         $40.13         $38.43         $44.92         $39.10
                                        =======        =======         ======         ======        =======         ======
TOTAL RETURN***.................         (14.76)%        (5.38)%         5.19%        (14.07)%        14.93%         (0.55)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period
  (000's Omitted)...............        $26,835        $22,426         $6,019         $5,765        $11,229         $7,820
RATIO TO AVERAGE NET ASSETS OF:
Expenses........................           0.35%****      0.35%          0.35%****      0.35%****      0.35%          0.35%****
Net Investment Income/(Loss)....           2.51%****      1.78%          1.46%****      0.69%****      0.00%         (0.04)%****
Portfolio Turnover Rate+........             46%            37%             7%            49%            51%            14%



      * The Fund commenced operations on March 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 65




FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                           RYDEX S&P EQUAL WEIGHT                 RYDEX S&P EQUAL WEIGHT
                                         CONSUMER DISCRETIONARY ETF                CONSUMER STAPLES ETF
                                    ------------------------------------   ------------------------------------
                                                          FOR THE PERIOD                         FOR THE PERIOD
                                    SIX MONTHS ENDED   NOVEMBER 1, 2006*   SIX MONTHS ENDED   NOVEMBER 1, 2006*
                                      APRIL 30, 2008             THROUGH     APRIL 30, 2008             THROUGH
                                         (UNAUDITED)    OCTOBER 31, 2007        (UNAUDITED)    OCTOBER 31, 2007
                                    ----------------   -----------------   ----------------   -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD..........................            $44.50              $44.98             $52.68              $48.16
                                              ------             -------            -------              ------
Net Investment Income**...........              0.29                0.32               0.43                1.16
Net Realized and Unrealized
  Gain/(Loss) on Investments......             (6.15)              (0.49)             (2.47)               4.32
                                              ------             -------            -------              ------
TOTAL FROM INVESTMENT OPERATIONS..             (5.86)              (0.17)             (2.04)               5.48
                                              ------             -------            -------              ------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net Investment Income.............             (0.34)              (0.31)             (0.37)              (0.96)
                                              ------             -------            -------              ------
NET ASSET VALUE AT END OF PERIOD..            $38.30              $44.50             $50.27              $52.68
                                              ======             =======            =======              ======
TOTAL RETURN***...................            (13.18)%             (0.40)%            (3.89)%             11.45%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  omitted)........................            $7,659             $28,928            $12,567              $7,902
RATIO TO AVERAGE NET ASSETS OF:
Expenses..........................              0.50%****           0.50%              0.50%****           0.50%
Net Investment Income.............              1.52%****           0.67%              1.72%****           2.29%
Portfolio Turnover Rate+..........                13%                 28%                11%                 19%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

SEMI-ANNUAL REPORT 66



FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                             RYDEX S&P EQUAL WEIGHT FINANCIALS
                                      RYDEX S&P EQUAL WEIGHT ENERGY ETF                     ETF
                                    ------------------------------------   ------------------------------------
                                                          FOR THE PERIOD                         FOR THE PERIOD
                                    SIX MONTHS ENDED   NOVEMBER 1, 2006*   SIX MONTHS ENDED   NOVEMBER 1, 2006*
                                      APRIL 30, 2008             THROUGH     APRIL 30, 2008             THROUGH
                                         (UNAUDITED)    OCTOBER 31, 2007        (UNAUDITED)    OCTOBER 31, 2007
                                    ----------------   -----------------   ----------------   -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD..........................            $67.48              $48.35             $46.67              $48.57
                                             -------             -------             ------              ------
Net Investment Income**...........              0.14                0.27               0.53                0.92
Net Realized and Unrealized
  Gain/(Loss) on Investments......              5.92               19.14              (9.62)              (1.95)
                                             -------             -------             ------              ------
TOTAL FROM INVESTMENT OPERATIONS..              6.06               19.41              (9.09)              (1.03)
                                             -------             -------             ------              ------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net Investment Income.............             (0.15)              (0.28)             (0.47)              (0.87)
Net Realized Gains................             (1.80)                 --                 --                  --
                                             -------             -------             ------              ------
Total Distributions...............             (1.95)              (0.28)             (0.47)              (0.87)
                                             -------             -------             ------              ------
NET ASSET VALUE AT END OF PERIOD..            $71.59              $67.48             $37.11              $46.67
                                             =======             =======             ======              ======
TOTAL RETURN***...................              9.11%              40.28%            (19.48)%             (2.23)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  omitted)........................           $14,317             $10,122             $5,566              $7,000
RATIO TO AVERAGE NET ASSETS OF:
Expenses..........................              0.50%****           0.50%              0.50%****           0.50%
Net Investment Income.............              0.43%****           0.47%              2.75%****           1.84%
Portfolio Turnover Rate+..........                18%                 34%                19%                 31%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 67




FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                               RYDEX S&P EQUAL                        RYDEX S&P EQUAL
                                           WEIGHT HEALTH CARE ETF                        WEIGHT INDUSTRIALS ETF
                                    ------------------------------------   ------------------------------------
                                                          FOR THE PERIOD                         FOR THE PERIOD
                                    SIX MONTHS ENDED   NOVEMBER 1, 2006*   SIX MONTHS ENDED   NOVEMBER 1, 2006*
                                      APRIL 30, 2008             THROUGH     APRIL 30, 2008             THROUGH
                                         (UNAUDITED)    OCTOBER 31, 2007        (UNAUDITED)    OCTOBER 31, 2007
                                    ----------------   -----------------   ----------------   -----------------
----------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD..........................            $57.94              $49.46             $59.37              $49.15
                                             -------             -------            -------              ------
Net Investment Income**...........              0.06                0.11               0.29                0.56
Net Realized and Unrealized
  Gain/(Loss) on Investments......             (4.95)               8.48              (1.83)              10.21
                                             -------             -------            -------              ------
TOTAL FROM INVESTMENT OPERATIONS..             (4.89)               8.59              (1.54)              10.77
                                             -------             -------            -------              ------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net Investment Income.............             (0.07)              (0.11)             (0.26)              (0.55)
Net Realized Gains................                --                  --              (1.78)                 --
                                             -------             -------            -------              ------
Total Distribution................             (0.07)              (0.11)             (2.04)              (0.55)
                                             -------             -------            -------              ------
NET ASSET VALUE AT END OF PERIOD..            $52.98              $57.94             $55.79              $59.37
                                             =======             =======            =======              ======
TOTAL RETURN***...................             (8.45)%             17.37%             (2.61)%             22.00%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  omitted)........................           $58,281             $17,383            $13,947              $8,905
RATIO TO AVERAGE NET ASSETS OF:
Expenses..........................              0.50%****           0.50%              0.50%****           0.50%
Net Investment Income.............              0.22%****           0.20%              1.07%****           1.02%
Portfolio Turnover Rate+..........                12%                 55%                16%                 36%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

SEMI-ANNUAL REPORT 68



FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                               RYDEX S&P EQUAL                        RYDEX S&P EQUAL
                                            WEIGHT MATERIALS ETF                   WEIGHT TECHNOLOGY ETF
                                    ------------------------------------   ------------------------------------
                                                          FOR THE PERIOD                         FOR THE PERIOD
                                    SIX MONTHS ENDED   NOVEMBER 1, 2006*   SIX MONTHS ENDED   NOVEMBER 1, 2006*
                                      APRIL 30, 2008             THROUGH     APRIL 30, 2008             THROUGH
                                         (UNAUDITED)    OCTOBER 31, 2007        (UNAUDITED)    OCTOBER 31, 2007
                                    ----------------   -----------------   ----------------   -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD..........................            $59.42              $48.43             $55.18              $47.80
                                              ------              ------            -------             -------
Net Investment Income/(Loss)**....              0.88                0.85               0.02               (0.05)
Net Realized and Unrealized
  Gain/(Loss) on Investments......             (4.38)              10.74              (8.04)               7.43
                                              ------              ------            -------             -------
TOTAL FROM INVESTMENT OPERATIONS..             (3.50)              11.59              (8.02)               7.38
                                              ------              ------            -------             -------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net Investment Income.............             (0.82)              (0.60)             (0.03)                 --
                                              ------              ------            -------             -------
NET ASSET VALUE AT END OF PERIOD
  (000'S OMITTED).................            $55.10              $59.42             $47.13              $55.18
                                              ======              ======            =======             =======
TOTAL RETURN***...................             (5.90)%             24.02%            (14.53)%             15.44%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  omitted)........................            $2,755              $8,913            $21,209             $19,312
RATIO TO AVERAGE NET ASSETS OF:
Expenses..........................              0.50%****           0.50%              0.50%****           0.50%
Net Investment Income/(Loss)......              3.27%****           1.53%              0.07%****          (0.10)%
Portfolio Turnover Rate+..........                14%                 31%                20%                 60%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 69




FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                        RYDEX S&P EQUAL WEIGHT UTILITIES ETF
                                                        ------------------------------------
                                                                              FOR THE PERIOD
                                                        SIX MONTHS ENDED   NOVEMBER 1, 2006*
                                                          APRIL 30, 2008             THROUGH
                                                             (UNAUDITED)    OCTOBER 31, 2007
                                                        ----------------   -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD................            $62.28              $54.91
                                                                  ------              ------
Net Investment Income**...............................              0.86                1.55
Net Realized and Unrealized Gain/(Loss) on
  Investments**.......................................             (6.63)               7.38
                                                                  ------              ------
TOTAL FROM INVESTMENT OPERATIONS......................             (5.77)               8.93
                                                                  ------              ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income.................................             (0.86)              (1.56)
                                                                  ------              ------
NET ASSET VALUE AT END OF PERIOD......................            $55.65              $62.28
                                                                  ======              ======
TOTAL RETURN***.......................................             (9.30)%             16.41%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's omitted)...........            $5,565              $6,228
RATIO TO AVERAGE NET ASSETS OF:
Expenses..............................................              0.50%****           0.50%
Net Investment Income.................................              3.02%****           2.59%
Portfolio Turnover Rate+..............................                13%                 20%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

SEMI-ANNUAL REPORT 70



NOTES TO FINANCIAL STATEMENTS (Unaudited)                         April 30, 2008

--------------------------------------------------------------------------------

1.  ORGANIZATION

Rydex ETF Trust (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Delaware statutory trust on November 22, 2002. As of April 30, 2008, the Trust offers twenty three portfolios, each of which represents a separate series of beneficial interest in the Trust, (each a "Fund" and collectively, the "Funds"). The financial statement herein relate to the following Funds: Rydex S&P 500 Pure Value ETF, Rydex S&P 500 Pure Growth ETF, Rydex S&P MidCap 400 Pure Value ETF, Rydex S&P MidCap 400 Pure Growth ETF, Rydex S&P SmallCap 600 Pure Value ETF, Rydex S&P SmallCap 600 Pure Growth ETF, Rydex S&P Equal Weight Consumer Discretionary ETF, Rydex S&P Equal Weight Consumer Staples ETF, Rydex S&P Equal Weight Energy ETF, Rydex S&P Equal Weight Financials ETF, Rydex S&P Equal Weight Health Care ETF, Rydex S&P Equal Weight Industrials ETF, Rydex S&P Equal Weight Materials ETF, Rydex S&P Equal Weight Technology ETF and Rydex S&P Equal Weight Utilities ETF. Rydex S&P 500 Pure Value ETF, Rydex S&P 500 Pure Growth ETF, Rydex S&P MidCap 400 Pure Value ETF, Rydex S&P MidCap 400 Pure Growth ETF, Rydex S&P SmallCap 600 Pure Value ETF and Rydex S&P SmallCap 600 Pure Growth ETF commenced operations on March 1, 2006. Rydex S&P Equal Weight Consumer Discretionary ETF, Rydex S&P Equal Weight Consumer Staples ETF, Rydex S&P Equal Weight Energy ETF, Rydex S&P Equal Weight Financials ETF, Rydex S&P Equal Weight Health Care ETF, Rydex S&P Equal Weight Industrials ETF, Rydex S&P Equal Weight Materials ETF, Rydex S&P Equal Weight Technology ETF and Rydex S&P Equal Weight Utilities ETF commenced operations on November 1, 2006.

The Funds' investment objective is to provide investment results that correspond generally to the performance, before fees and expenses, of an index representing publicly traded equity securities (the "Underlying Index"). Rydex S&P 500 Pure Value ETF tracks the S&P 500/Citigroup Pure Value Index, the Rydex S&P 500 Pure Growth ETF tracks the S&P 500/Citigroup Pure Growth Index, the Rydex S&P MidCap 400 Pure Value ETF tracks the S&P MidCap 400/Citigroup Pure Value Index, the Rydex S&P MidCap 400 Pure Growth ETF tracks the S&P MidCap 400/Citigroup Pure Growth Index, the Rydex S&P SmallCap 600 Pure Value ETF tracks the S&P SmallCap 600/Citigroup Pure Value Index, the Rydex S&P SmallCap 600 Pure Growth ETF tracks the S&P SmallCap 600/Citigroup Pure Growth Index, Rydex S&P Equal Weight Consumer Discretionary ETF tracks the S&P Equal Weight Index Consumer Discretionary, the Rydex S&P Equal Weight Consumer Staples ETF tracks the S&P Equal Weight Index Consumer Staples, the Rydex S&P Equal Weight Energy ETF tracks the S&P Equal Weight Index Energy, the Rydex S&P Equal Weight Financials ETF tracks the S&P Equal Weight Index Financials, the Rydex S&P Equal Weight Health Care ETF tracks the S&P Equal Weight Index Health Care, the Rydex S&P Equal Weight Industrials ETF tracks the S&P Equal Weight Index Industrials, the Rydex S&P Equal Weight Materials ETF tracks the S&P Equal Weight Index Materials, the Rydex S&P Equal Weight Technology ETF tracks the S&P Equal Weight Index Information Technology and the Rydex S&P Equal Weight Utilities ETF tracks the S&P Equal Weight Index Telecommunication Services & Utilities. The Funds seek to achieve their objective by investing in common stocks that comprise the Underlying Index. The Funds use a "replication" strategy to track the Underlying Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index.

The Funds operate as index funds and are not actively managed. Adverse performance of a security in the Funds' portfolio will ordinarily not result in the elimination of the security from the Funds' portfolio.

The Funds issue and redeem shares on a continuous basis, at net asset value, only in aggregations of 50,000 shares called a "Creation Unit". Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosures at the date of the financial statements and accompanying notes and the reported amounts of increases and decreases in net assets from operations during the reporting period. Management believes that the estimates utilized in preparing the Funds' financial statements are reasonable and prudent; however, actual results could differ from these estimates.

A. SECURITY VALUATION

Securities listed on a domestic securities exchange are valued based on the last sale price as of the close of regular trading hours on the New York Stock Exchange or, in the absence of recorded sales, are valued at the most recent bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. The Funds invest in money market mutual funds, which are valued at their NAV.

Securities, for which market quotations are not readily available, including investments that are subject to limitations as to their sale, are valued at fair value as determined in good faith by the Advisor in accordance with procedures adopted by the Board of Trustees. In determining fair value, consideration is given to market conditions, relative benchmarks and other financial data.

                                                           SEMI-ANNUAL REPORT 71




NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

--------------------------------------------------------------------------------

B. SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are recorded on the trade date. Realized gains and losses from portfolio fund transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, net of foreign tax withholdings. Interest income is recorded on the accrual basis.

C. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with financial institutions. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Funds follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by Rydex Global Advisors, which acts as the Funds' investment advisor (the "Advisor"). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of the Funds net assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant. For the six months ended April 30, 2008, the Funds had not engaged in repurchase transactions.

D. FEDERAL INCOME TAXES

The Funds policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income and capital gains, if any, to the shareholders within the allowable time limits. Therefore, no provision for Federal income taxes is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for in-kind redemptions, income reclassifications from real estate investment trusts ("REITs") and losses deferred due to wash sales.

For the six months ended April 30, 2008, the Funds realized net capital gains resulting from in-kind redemptions and other transactions. Because gains from in-kind redemptions are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains are reclassified from accumulated net realized gains to paid-in-capital at the end of the Funds tax year. These reclassifications have no effect on net assets or net asset value per share. The in-kind net capital gains for the six months ended April 30, 2008 are disclosed in the Fund's Statement of Operations.

At April 30, 2008, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring October 31:

                                                                      2014       2015
                                                                   -------   --------
Rydex S&P 500 Pure Value ETF.....................................  $    --   $     --
Rydex S&P 500 Pure Growth ETF....................................   28,988    142,389
Rydex S&P MidCap 400 Pure Value ETF..............................   94,708     13,767
Rydex S&P MidCap 400 Pure Growth ETF.............................       --         --
Rydex S&P SmallCap 600 Pure Value ETF............................   16,654    170,782
Rydex S&P SmallCap 600 Pure Growth ETF...........................       --         --
Rydex S&P Equal Weight Consumer Discretionary ETF................       --         --
Rydex S&P Equal Weight Consumer Staples ETF......................       --     54,862
Rydex S&P Equal Weight Energy ETF................................       --         --
Rydex S&P Equal Weight Financials ETF............................       --         --
Rydex S&P Equal Weight Health Care ETF...........................       --         --
Rydex S&P Equal Weight Industrials ETF...........................       --         --
Rydex S&P Equal Weight Materials ETF.............................       --         --
Rydex S&P Equal Weight Technology ETF............................       --         --
Rydex S&P Equal Weight Utilities ETF.............................       --         --


E. DIVIDENDS AND DISTRIBUTIONS

The Funds declare and pay dividends from net investment income and distribute from net realized capital gains at least annually.

SEMI-ANNUAL REPORT 72

--------------------------------------------------------------------------------

F. RISK AND UNCERTAINTIES

The Trust invests in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in the financial statements. The Rydex S&P Equal Weight Sector ETFs are non-diversified funds, subjecting them to a greater risk than funds that are diversified.

G. NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.

Management evaluated the implications of FIN 48 and determined that all tax positions meet the "more-likely than not" threshold. As a result, the financial statements have not been impacted by the adoption of FIN 48. However, management's conclusions regarding FIN 48 are subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulation, and interpretations thereof.

In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements. Management does not anticipate SFAS 157 will have a material impact on the Funds' financial statements.

In March, 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact, if any, the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

3.  ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of the Funds to conform to changes in the composition of the relevant index. For these services, the Advisor receives an advisory fee at the annual rate shown below of the average daily net assets of the Funds.

                                                                       ADVISORY FEE
                                                                       ------------
Rydex S&P 500 Pure Value ETF.........................................      0.35%
Rydex S&P 500 Pure Growth ETF........................................      0.35%
Rydex S&P MidCap 400 Pure Value ETF..................................      0.35%
Rydex S&P MidCap 400 Pure Growth ETF.................................      0.35%
Rydex S&P SmallCap 600 Pure Value ETF................................      0.35%
Rydex S&P SmallCap 600 Pure Growth ETF...............................      0.35%
Rydex S&P Equal Weight Consumer Discretionary ETF....................      0.50%
Rydex S&P Equal Weight Consumer Staples ETF..........................      0.50%
Rydex S&P Equal Weight Energy ETF....................................      0.50%
Rydex S&P Equal Weight Financials ETF................................      0.50%
Rydex S&P Equal Weight Health Care ETF...............................      0.50%
Rydex S&P Equal Weight Industrials ETF...............................      0.50%
Rydex S&P Equal Weight Materials ETF.................................      0.50%
Rydex S&P Equal Weight Technology ETF................................      0.50%
Rydex S&P Equal Weight Utilities ETF.................................      0.50%


The Advisor pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except: interest, taxes, distribution fees or expenses and extraordinary expenses.

Under an Administration Agreement, State Street Bank and Trust Company (the "Administrator") provides various administrative and accounting services for the maintenance and operations of the Funds. Under a Custodian Agreement with the Trust, the Administrator maintains cash, securities and other assets of the Trust and the Funds in separate accounts for each fund, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service

                                                           SEMI-ANNUAL REPORT 73




NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

--------------------------------------------------------------------------------


Agreement with the Trust, the Administrator acts as a transfer agent for the Trust's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. The Advisor compensates the Administrator directly for the foregoing services.

The Funds have adopted a Distribution Plan (the "Plan") that allows the Funds to pay distribution fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Funds.

4.  CAPITAL

At April 30, 2008, there were an unlimited number of no par value shares of beneficial interest authorized. There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. The minimum transaction fees are:

                                                                     MINIMUM
                                                                     TRANSACTION FEE
                                                                     ---------------
Rydex S&P 500 Pure Value ETF.......................................       $1,000
Rydex S&P 500 Pure Growth ETF......................................        1,000
Rydex S&P MidCap 400 Pure Value ETF................................          750
Rydex S&P MidCap 400 Pure Growth ETF...............................          750
Rydex S&P SmallCap 600 Pure Value ETF..............................        1,000
Rydex S&P SmallCap 600 Pure Growth ETF.............................        1,000
Rydex S&P Equal Weight Consumer Discretionary ETF..................          750
Rydex S&P Equal Weight Consumer Staples ETF........................          500
Rydex S&P Equal Weight Energy ETF..................................          500
Rydex S&P Equal Weight Financials ETF..............................          750
Rydex S&P Equal Weight Health Care ETF.............................          500
Rydex S&P Equal Weight Industrials ETF.............................          500
Rydex S&P Equal Weight Materials ETF...............................          500
Rydex S&P Equal Weight Technology ETF..............................          750
Rydex S&P Equal Weight Utilities ETF...............................          500


5.  INVESTMENT TRANSACTIONS

For the six months ended April 30, 2008 the Funds had in-kind contributions and in-kind redemptions as follows:

                                                               SUBSCRIPTIONS   REDEMPTIONS
                                                               -------------   -----------
Rydex S&P 500 Pure Value ETF.................................   $ 5,985,902    $11,843,159
Rydex S&P 500 Pure Growth ETF................................    13,216,847     22,373,502
Rydex S&P MidCap 400 Pure Value ETF..........................            --      4,756,051
Rydex S&P MidCap 400 Pure Growth ETF.........................    10,386,406     13,416,579
Rydex S&P SmallCap 600 Pure Value ETF........................    12,563,055      5,113,009
Rydex S&P SmallCap 600 Pure Growth ETF.......................            --      4,254,691
Rydex S&P Equal Weight Consumer Discretionary ETF............    45,750,004     63,969,077
Rydex S&P Equal Weight Consumer Staples ETF..................     4,777,913             --
Rydex S&P Equal Weight Energy ETF............................     6,874,552      3,212,343
Rydex S&P Equal Weight Financials ETF........................            --             --
Rydex S&P Equal Weight Health Care ETF.......................    48,054,192      5,471,377
Rydex S&P Equal Weight Industrials ETF.......................     5,137,610             --
Rydex S&P Equal Weight Materials ETF.........................            --      5,539,678
Rydex S&P Equal Weight Technology ETF........................     9,414,896      4,609,894
Rydex S&P Equal Weight Utilities ETF.........................            --             --

SEMI-ANNUAL REPORT 74

--------------------------------------------------------------------------------

Purchases and sales of investment securities (excluding short-term investments, U.S. government and government agency obligations) for the Funds were as follows:

                                                                  PURCHASES         SALES
                                                                -----------   -----------
Rydex S&P 500 Pure Value ETF..................................  $18,144,075   $13,324,028
Rydex S&P 500 Pure Growth ETF.................................   10,771,369    14,001,951
Rydex S&P MidCap 400 Pure Value ETF...........................    8,013,012     8,022,482
Rydex S&P MidCap 400 Pure Growth ETF..........................    8,350,319     7,563,908
Rydex S&P SmallCap 600 Pure Value ETF.........................   11,119,595    10,893,516
Rydex S&P SmallCap 600 Pure Growth ETF........................    3,541,594     3,584,422
Rydex S&P Equal Weight Consumer Discretionary ETF.............    3,118,486     2,689,228
Rydex S&P Equal Weight Consumer Staples ETF...................      998,204     1,146,732
Rydex S&P Equal Weight Energy ETF.............................    2,440,494     2,940,616
Rydex S&P Equal Weight Financials ETF.........................    1,240,661     1,145,968
Rydex S&P Equal Weight Health Care ETF........................    3,001,410     3,192,372
Rydex S&P Equal Weight Industrials ETF........................    1,542,740     1,892,357
Rydex S&P Equal Weight Materials ETF..........................    1,027,649     1,052,109
Rydex S&P Equal Weight Technology ETF.........................    4,200,839     4,153,415
Rydex S&P Equal Weight Utilities ETF..........................      738,387       787,681


There were no purchases or sales of U.S. government or government agency obligations for the six months ended April 30, 2008.

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at April 30, 2008 were as follows:

                                                                       GROSS         GROSS  NET UNREALIZED
                                                    IDENTIFIED    UNREALIZED    UNREALIZED    APPRECIATION
                                                          COST  APPRECIATION  DEPRECIATION  (DEPRECIATION)
                                                   -----------  ------------  ------------  --------------
Rydex S&P 500 Pure Value ETF....................   $32,953,253   $  564,379    $6,349,525     $(5,785,146)
Rydex S&P 500 Pure Growth ETF...................    51,364,834    3,607,849     5,592,536      (1,984,687)
Rydex S&P MidCap 400 Pure Value ETF.............    16,864,868      528,643     3,011,349      (2,482,706)
Rydex S&P MidCap 400 Pure Growth ETF............    17,736,036    1,262,693     2,459,659      (1,196,966)
Rydex S&P SmallCap 600 Pure Value ETF...........    31,132,439    1,149,843     5,460,783      (4,310,940)
Rydex S&P SmallCap 600 Pure Growth ETF..........     6,386,220      386,809     1,007,554        (620,745)
Rydex S&P Equal Weight Consumer Discretionary
  ETF...........................................     9,917,211       72,198     2,330,444      (2,258,246)
Rydex S&P Equal Weight Consumer Staples ETF.....    12,004,020      868,207       312,468         555,739
Rydex S&P Equal Weight Energy ETF...............    11,967,661    2,867,059       517,632       2,349,427
Rydex S&P Equal Weight Financials ETF...........     7,174,874      188,664     1,799,027      (1,610,363)
Rydex S&P Equal Weight Health Care ETF..........    60,165,278    1,117,694     3,007,790      (1,890,096)
Rydex S&P Equal Weight Industrials ETF..........    12,627,795    1,614,926       300,937       1,313,989
Rydex S&P Equal Weight Materials ETF............     3,065,891      224,067       538,641        (314,574)
Rydex S&P Equal Weight Technology ETF...........    23,672,057      381,446     2,861,545      (2,480,099)
Rydex S&P Equal Weight Utilities ETF............     5,782,136      383,430       608,434        (225,004)


6.  ACQUISITION OF RYDEX INVESTMENTS AND THE DISTRIBUTOR

At the close of business on January 17, 2008, Rydex NV, Inc., comprised of Rydex Investments, together with several other Rydex entities, was acquired by Security Benefit Corporation ("Security Benefit"), a financial services firm that provides a broad variety of financial programs to investors in the advisor, banking, education, government, institutional, and qualified plan markets (the "Transaction"). As a result of the Transaction's completion, Rydex Investments and the Distributor are wholly-owned subsidiaries of Security Benefit. While the Transaction has no material impact on the Funds or their shareholders, it resulted in a change of control of Rydex Investments, which in turn caused the termination of the investment advisory agreement between Rydex Investments and the Funds.

A new investment advisory agreement between Rydex Investments and the Funds was approved under substantially the same terms as the previous investment advisory agreement (the "New Agreement"). This New Agreement was approved by shareholders, via proxy, and took effect upon the closing of the Transaction.

The Transaction had no impact on the day-to-day operations of Rydex Investments, the fees payable to Rydex Investments under the New Agreement, or the persons responsible for the management of the Funds.

                                                           SEMI-ANNUAL REPORT 75




SUPPLEMENTAL INFORMATION

--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30 is also available, without charge and upon request, by (i) calling 1-800-820-0888; or accessing the Trust's Form N-PX on the SEC's website at, http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

SEMI-ANNUAL REPORT 76



INFORMATION ON BOARD OF TRUSTEES AND OFFICERS

--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS

 NAME, POSITION                LENGTH OF SERVICE
       AND                         AS TRUSTEE                   NUMBER OF FUNDS
  YEAR OF BIRTH                   (YEAR BEGAN)                     OVERSEEN
----------------   -----------------------------------------   ----------------
CARL G.                    Rydex Series Funds - 2004                  149
VERBONCOEUR*              Rydex Variable Trust - 2004
Trustee,                   Rydex Dynamic Funds - 2004
President (1952)             Rydex ETF Trust - 2004



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer and Treasurer of Rydex Specialized Products, LLC (2005 to present); Chief Executive Officer of Rydex Fund Services, Inc., PADCO Advisors, Inc., PADCO Advisors II, Inc., and Rydex Distributors, Inc. (2003 to present); Executive Vice President of Rydex Fund Services, Inc. (2000 to 2003); Vice President of Rydex Fund Services, Inc. and Rydex Distributors, Inc. (1997 to 2000)

                             ---------------------
MICHAEL P.                 Rydex Series Funds - 2005                  149
BYRUM*                    Rydex Variable Trust - 2005
Trustee, Vice              Rydex Dynamic Funds - 2005
President and                Rydex ETF Trust - 2005
Secretary (1970)



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Investment Officer of Rydex Investments (2003 to present); Secretary of Rydex Specialized Products, LLC (2005 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2006); President of Rydex Global Advisors (2004 to present); Chief Operating Officer of Rydex Global Advisors and Rydex Distributors, Inc. (2003 to 2004)

--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

 NAME, POSITION                LENGTH OF SERVICE
       AND                         AS TRUSTEE                   NUMBER OF FUNDS
  YEAR OF BIRTH                   (YEAR BEGAN)                     OVERSEEN
----------------   -----------------------------------------   ----------------
JOHN O. DEMARET            Rydex Series Funds - 1997                  141
Trustee,                  Rydex Variable Trust - 1998
Chairman of the            Rydex Dynamic Funds - 1999
Board (1940)                 Rydex ETF Trust - 2003



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired

                             ---------------------
COREY A.                   Rydex Series Funds - 1993                  141
COLEHOUR                  Rydex Variable Trust - 1998
Trustee (1945)             Rydex Dynamic Funds - 1999
                             Rydex ETF Trust - 2003



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Senior Vice President of Marketing/Co-Owner, Schield Management Company

                             ---------------------
J. KENNETH                 Rydex Series Funds - 1995                  141
DALTON                    Rydex Variable Trust - 1998
Trustee (1941)             Rydex Dynamic Funds - 1999
                             Rydex ETF Trust - 2003



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and Investor, The Dalton Group

                             ---------------------
WERNER E. KELLER           Rydex Series Funds - 2005                  141
Trustee (1940)            Rydex Variable Trust - 2005
                           Rydex Dynamic Funds - 2005
                             Rydex ETF Trust - 2005



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

                             ---------------------
THOMAS F. LYDON,           Rydex Series Funds - 2005                  141
JR.                       Rydex Variable Trust - 2005
Trustee (1960)             Rydex Dynamic Funds - 2005
                             Rydex ETF Trust - 2005



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends
Investments

                             ---------------------
PATRICK T.                 Rydex Series Funds - 1997                  141
MCCARVILLE                Rydex Variable Trust - 1998
Trustee (1942)             Rydex Dynamic Funds - 1999
                             Rydex ETF Trust - 2003



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer, Par Industries, Inc.

                             ---------------------
ROGER SOMERS               Rydex Series Funds - 1993                  141
Trustee (1944)            Rydex Variable Trust - 1998
                           Rydex Dynamic Funds - 1999
                             Rydex ETF Trust - 2003



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine

--------------------------------------------------------------------------------

                                                           SEMI-ANNUAL REPORT 77




INFORMATION ON BOARD OF TRUSTEES AND OFFICERS

--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES (CONT.)



EXECUTIVE OFFICERS

            NAME, POSITION AND               PRINCIPAL OCCUPATIONS DURING PAST FIVE
              YEAR OF BIRTH                                  YEARS
-----------------------------------------  -----------------------------------------
NICK BONOS*                                Chief Financial Officer of Rydex
Vice President and Treasurer (1963)        Specialized Products, LLC (2005 to
                                           present); Vice President and Treasurer of
                                           Rydex Series Funds, Rydex Variable Trust,
                                           Rydex Dynamic Funds, and Rydex ETF Trust
                                           (2003 to present); Senior Vice President
                                           of Rydex Fund Services, Inc. (2003 to
                                           present); Vice President and Treasurer of
                                           Rydex Capital Partners SPhinX Fund (2003
                                           to 2006); Vice President of Accounting of
                                           Rydex Fund Services, Inc. (2000 to 2003)
JOANNA M. HAIGNEY*                         Chief Compliance Officer Rydex Series
Chief Compliance Officer and Secretary     Funds, Rydex Assistant Variable Trust,
(1966)                                     and Rydex Dynamic Funds (2004 to
                                           present); Assistant Secretary of Rydex
                                           Series Funds, Rydex Variable Trust, and
                                           Rydex Dynamic Funds (2000 to present);
                                           Assistant Secretary of Rydex ETF Trust
                                           (2002 to present); Vice President of
                                           Compliance of Rydex Fund Services, Inc.
                                           (2000 to present); Secretary of Rydex
                                           Capital Partners SphinX Fund (2003 to
                                           2006)
JOSEPH ARRUDA*                             Assistant Treasurer of Rydex Series
Assistant Treasurer (1966)                 Funds, Rydex Variable Trust, Rydex
                                           Dynamic Funds, Rydex ETF Trust (2006);
                                           Vice President of Rydex Fund Services,
                                           Inc. (2004 to present); Director of
                                           Accounting of Rydex Fund Services, Inc.
                                           (2003 to 2004); Vice President of Mutual
                                           Funds, State Street Bank & Trust (2000 to
                                           2003)
PAULA BILLOS*                              Controller of Rydex Series Funds, Rydex
Controller (1974)                          Variable Trust, Rydex Dynamic Funds,
                                           Rydex ETF Trust (2006); Director of Fund
                                           Administration of Rydex Fund Services,
                                           Inc. (2001 to present)


* Trustees and Officers of the Funds are deemed to be "interested persons" of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Advisor.

[RYDEX INVESTMENTS LOGO]                                               [GRAPHIC]


         9601 Blackwell Road o Suite 500 o Rockville, MD 20850
         www.rydexinvestments.com o 800.820.0888

         ETF-SEMI-ANN-0408X1008

                                                                  April 30, 2008
                                                                 RYDEX ETF TRUST
                                                              SEMI-ANNUAL REPORT

                                                            RYDEX 2x S&P 500 ETF
                                                    RYDEX INVERSE 2x S&P 500 ETF
                                                     RYDEX 2x S&P MIDCAP 400 ETF
                                             RYDEX INVERSE 2x S&P MIDCAP 400 ETF
                                                    RYDEX 2x RUSSELL 2000(R) ETF
                                            RYDEX INVERSE 2x RUSSELL 2000(R) ETF

[GRAPHIC]                                               [RYDEX INVESTMENTS LOGO]

                                                            SEMI-ANNUAL REPORT 1





 TABLE OF CONTENTS
--------------------------------------------------------------------------------




LETTER TO OUR SHAREHOLDERS........................     2

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS........     4

FEES & EXPENSES...................................     4

PORTFOLIO SUMMARY.................................     6

SCHEDULE OF INVESTMENTS...........................     9

STATEMENTS OF ASSETS AND LIABILITIES..............    43

STATEMENTS OF OPERATIONS..........................    45

STATEMENTS OF CHANGES IN NET ASSETS...............    47

FINANCIAL HIGHLIGHTS..............................    50

NOTES TO FINANCIAL STATEMENTS.....................    53

SUPPLEMENTAL INFORMATION..........................    58

SEMI-ANNUAL REPORT 2





--------------------------------------------------------------------------------


DEAR SHAREHOLDER,

Rydex is a proud participant in the ETF space, having $6.1 million in ETF assets, 31 exchange traded products and plans to introduce many more in the future. In the last six months, we've launched six new exchange traded products and in the past year our assets have grown more than 27%.

Because of their cost-effectiveness, transparency, convenience and accessibility, ETFs can be a beneficial part of most investor portfolios. However, lack of education about the products can be a barrier for many investors. For example, a Rydex survey of individual mutual fund investors in 2007 found that more than half (53%) of investors do not know the difference between a mutual fund and ETF and 38% don't know what an ETF is.(1) Rydex believes that investors need to be knowledgeable about their investment selections -- whether they choose ETFs or any other investment option. That's why we created ETF Essentials(TM) -- a comprehensive guide to ETFs -- to help boost ETF knowledge for both advisors and their clients. ETF Essentials presents information in simple, understandable language and is available via podcast (audio downloads), print and online. It's free and can be requested on the Rydex web site (www.rydexinvestments.com).

MARKET RECAP

The six-month period ending April 30 was a momentous one in many respects. The U.S. financial system teetered on the brink of collapse as the ongoing crisis in the nation's credit markets seemed to threaten the solvency of many major Wall Street institutions. Indeed, financial market turmoil, the magnitude of which had not been seen in decades, led to the dramatic collapse of Bear Stearns, a powerhouse investment bank that traced its origins back to the 1920s and had successfully weathered the Great Depression.

References to the Great Depression are appropriate since many of the emergency actions taken by the Fed to keep the financial system afloat during this period had their origins in that earlier crisis. The acceptance of mortgage-backed debt as collateral, and lending to non-depository institutions in particular are policies taken straight from the 1930s.

Most financial crises lead to the demise of at least one major financial institution -- think of Penn Central, Continental Illinois and Long Term Capital Management -- and this one was no exception. If there is good news here, it is that collapses, such as Bear Stearns in March, usually signify the beginning of the end of a financial panic. True to form, once it was clear that other major financial institutions did not face solvency issues along the lines of Bear Stearns, stocks soared in a classic relief rally.

Although there was a perceptible shift in sentiment at the tail end of the period, it was not enough to reverse what was a difficult period for stocks. The bellwether S&P 500 fell nearly 10% as investors ran to the safety of U.S. Treasury securities, pulling long-term interest rates to five-year lows in the process. The Fed slashed interest rates at the fastest pace in history, dropping the widely watched Fed Funds target rate to 2.00% from 4.50% in five sweeping moves. In this crisis environment the Fed, in conjunction with other central banks, continuously pumped hundreds of billions of dollars of liquidity into the global financial system. In fact, government at all levels was in full crisis prevention mode. Congress and the Bush administration forged a $168 billion fiscal stimulus plan with lightning speed and the nation's home lending industry, in the form of Fannie Mae and Freddie Mac, was restructured to help relieve pressure on the beleaguered housing market.

Risk exposures of all types were sold indiscriminately, hitting financials, technology and consumer discretionary stocks particularly hard. Aggravated by a weakening job market, falling housing values and rising inflation, consumer sentiment levels hit multi-year lows. With all the ingredients for a recession firmly in place -- shrinking payrolls, declining retail sales, curtailed capital spending plans and falling wealth levels -- economic activity essentially crawled to a halt. The cheap U.S. dollar fueled a boom in exports, which kept economic growth just barely in the black.

One outgrowth of the dollar's descent in foreign exchange markets was a corresponding rise in commodity prices. The speculative boom in commodity prices reached a frenzy, putting commodity index levels at 10-year highs. Much of that was driven by oil, the price of which rose in excess of 20% and broke the $100/bbl. level in early March.


----------
     (1) Rydex Investments in conjunction with e-Rewards Market Research conducted this survey of individual investors in July 2007. The survey was conducted with 500 individual mutual fund investors. All participants had investable assets of more than $100K, with 150 of the participants having investable assets of more than $500K. e-Rewards Market Research is not affiliated with Rydex Investments. Although Rydex Investments believes the information from this organization is correct, it cannot, and does not, guarantee or warrant the completeness or suitability of this information.

                                                            SEMI-ANNUAL REPORT 3






--------------------------------------------------------------------------------

An implicit part of the sentiment shift observed at the end of the quarter was the notion that the Fed is no longer part of the problem but rather part of the solution. In retrospect it appears that the Fed's policy responses throughout the crisis have been effective and appropriate.

We appreciate the trust you have placed in our firm's quality and integrity by investing with us. It is our goal to continue to offer you innovative ETF choices to meet your investment needs.

Sincerely,

/s/ DAVID C. REILLY, CFA
David Reilly, CFA
Director of Portfolio Strategies

All sources: Bloomberg

SEMI-ANNUAL REPORT 4



A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

--------------------------------------------------------------------------------

Many of the Rydex Funds described in this report are benchmarked daily to leveraged or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

AN EXAMPLE OF COMPOUNDING
For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund's net asset value ("NAV") increases from $10.00 to $10.90 for a gain of 9.0% -- in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

                                          INDEX         INDEX          FUND     FUND          FUND
                                          LEVEL   PERFORMANCE   EXPECTATION      NAV   PERFORMANCE   ASSESSMENT
---------------------------------------------------------------------------------------------------------------
Start                                      100                                $10.00
Day 1                                      106         6.0%          9.0%     $10.90        9.0%       In line
Day 2                                       99        (6.6)%        (9.9)%    $ 9.82       (9.9)%      In line
Cumulative                                            (1.0)%        (1.5)%                 (1.8)%         (0.3)%
---------------------------------------------------------------------------------------------------------------



As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor's favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

                                                            SEMI-ANNUAL REPORT 5






--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)
As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees, trustee fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on November 5, 2007 and held for the period ended April 30, 2008.

ACTUAL EXPENSES
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During the Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                          BEGINNING     ENDING       EXPENSES PAID
                                                            ACCOUNT    ACCOUNT              DURING
                                                              VALUE      VALUE             PERIOD*
                                                          11/5/2007  4/30/2008  11/1/07 TO 4/30/08
                                                          ---------  ---------  ------------------
ACTUAL
  Rydex Inverse 2x S&P 500 ETF**........................    $1,000   $  831.50         $3.12
  Rydex 2x S&P 500 ETF**................................    $1,000   $1,129.20         $3.62
  Rydex 2x MidCap 400 ETF**.............................    $1,000   $  879.40         $3.20
  Rydex Inverse 2x S&P MidCap 400 ETF**.................    $1,000   $1,052.00         $3.49
  Rydex 2x Russell 2000(R) ETF**........................    $1,000   $  787.10         $3.04
  Rydex Inverse 2x Russell 2000(R) ETF**................    $1,000   $1,121.70         $3.61
HYPOTHETICAL (ASSUMING A 5% RETURN BEFORE EXPENSES)
  Rydex Inverse 2x S&P 500 ETF**........................    $1,000   $1,021.38         $3.52
  Rydex 2x S&P 500 ETF**................................    $1,000   $1,021.38         $3.52
  Rydex 2x MidCap 400 ETF**.............................    $1,000   $1,021.38         $3.52
  Rydex Inverse 2x S&P MidCap 400 ETF**.................    $1,000   $1,021.38         $3.52
  Rydex 2x Russell 2000(R) ETF**........................    $1,000   $1,021.38         $3.52
  Rydex Inverse 2x Russell 2000(R) ETF**................    $1,000   $1,021.38         $3.52


--------

    * Actual expenses are equal to the Fund's annualized expense ratio of 0.70%, 0.70%, 0.70%, 0.70%, 0.70%, and 0.70%. respectively, multiplied by the average account value of the period, multiplied by days in the period since commencement, divided by 366. Hypothetical expenses are equal to the Fund's annualized expense ratio of 0.70%, 0.70%, 0.70%, 0.70%, 0.70%, and 0.70%, respectively, multiplied by the average account value of the period, multiplied by days in the most recent six month period, divided by 366.

   ** Fund commenced operations on 11/5/07

SEMI-ANNUAL REPORT 6


RYDEX 2x S&P 500 ETF
PORTFOLIO SUMMARY                                           As of April 30, 2008

--------------------------------------------------------------------------------


TOP 10 HOLDINGS*
------------------------------------------------------------------------------------
             DESCRIPTION                                            % OF NET ASSETS
------------------------------------------------------------------------------------
EXXON MOBIL CORP.                                                         3.60%
GENERAL ELECTRIC CO.                                                      2.36%
AT&T, INC.                                                                1.69%
MICROSOFT CORP.                                                           1.65%
PROCTER & GAMBLE CO.                                                      1.49%
CHEVRON CORP.                                                             1.44%
JOHNSON & JOHNSON                                                         1.38%
INTERNATIONAL BUSINESS MACHINES CORP.                                     1.21%
BANK OF AMERICA CORP.                                                     1.21%
JPMORGAN CHASE & CO.                                                      1.17%

------------------------------------------------------------------------------------


SECTOR ALLOCATIONS*

(PIE CHART)

Financials                                   17.12
Information Technology                       15.97
Energy                                       14.05
Industrials                                  11.79
Health Care                                  11.35
Consumer Staples                             10.52
Consumer Discretionary                        8.59
Utilities                                     3.62
Materials                                     3.58
Telecommunication Services                    3.41




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's equity investments market value. These percentages may change over time.

                                                            SEMI-ANNUAL REPORT 7



RYDEX 2x S&P MIDCAP 400 ETF
PORTFOLIO SUMMARY                                           As of April 30, 2008

--------------------------------------------------------------------------------


TOP 10 HOLDINGS*
------------------------------------------------------------------------------------
             DESCRIPTION                                            % OF NET ASSETS
------------------------------------------------------------------------------------
SOUTHWESTERN ENERGY CO.                                                   1.13%
INTUITIVE SURGICAL, INC.                                                  0.88%
FMC TECHNOLOGIES, INC.                                                    0.70%
AMPHENOL CORP.                                                            0.65%
EQUITABLE RESOURCES, INC.                                                 0.65%
ARCH COAL, INC.                                                           0.65%
MILLENNIUM PHARMACEUTICALS, INC.                                          0.64%
JOY GLOBAL, INC.                                                          0.63%
NEWFIELD EXPLORATION CO.                                                  0.63%
ACTIVISION, INC.                                                          0.63%

------------------------------------------------------------------------------------


SECTOR ALLOCATIONS*

(PIE CHART)

Industrials                                  16.40
Financials                                   16.00
Information Technology                       13.54
Consumer Discretionary                       12.51
Health Care                                  11.99
Energy                                       10.33
Utilities                                     7.97
Materials                                     7.60
Consumer Staples                              3.19
Telecommunication Services                    0.47




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's equity investments market value. These percentages may change over time.

SEMI-ANNUAL REPORT 8


RYDEX 2x RUSSELL 2000(R) ETF
PORTFOLIO SUMMARY                                           As of April 30, 2008

--------------------------------------------------------------------------------


TOP 10 HOLDINGS*
------------------------------------------------------------------------------------
             DESCRIPTION                                            % OF NET ASSETS
------------------------------------------------------------------------------------
CF INDUSTRIES HOLDINGS, INC.                                              0.55%
HOLOGIC, INC.                                                             0.52%
PRICELINE.COM, INC.                                                       0.36%
BUCYRUS INTERNATIONAL, INC. -- CLASS A                                    0.34%
PETROHAWK ENERGY CORP.                                                    0.33%
FLIR SYSTEMS, INC.                                                        0.33%
ILLUMINA, INC.                                                            0.30%
EXTERRAN HOLDINGS, INC.                                                   0.30%
WALTER INDUSTRIES, INC.                                                   0.27%
TERRA INDUSTRIES, INC.                                                    0.26%

------------------------------------------------------------------------------------


SECTOR ALLOCATIONS*

(PIE CHART)

Financials                                   19.61
Information Technology                       17.39
Industrials                                  15.25
Consumer Discretionary                       13.44
Health Care                                  12.87
Energy                                        8.29
Materials                                     5.65
Consumer Staples                              3.14
Utilities                                     3.11
Telecommunication Services                    1.25




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's equity investments market value. These percentages may change over time.

                                                            SEMI-ANNUAL REPORT 9



RYDEX 2x S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2008

--------------------------------------------------------------------------------



                                                            MARKET
                                               SHARES        VALUE
------------------------------------------------------------------
COMMON STOCKS 87.2%
  AEROSPACE & DEFENSE 2.6%
  Boeing Co. ................................   1,890     $160,385
  General Dynamics Corp. ....................     990       89,516
  Goodrich Corp. ............................     310       21,127
  Honeywell International, Inc. .............   1,840      109,296
  L-3 Communications Holdings, Inc. .........     300       33,435
  Lockheed Martin Corp. .....................     850       90,134
  Northrop Grumman Corp. ....................     830       61,063
  Precision Castparts Corp. .................     340       39,970
  Raytheon Co. ..............................   1,050       67,169
  Rockwell Collins, Inc. ....................     400       25,244
  United Technologies Corp. .................   2,420      175,377
                                                        ----------
TOTAL AEROSPACE & DEFENSE                                  872,716
                                                        ----------

  AIR FREIGHT & LOGISTICS 0.9%
  C.H. Robinson Worldwide, Inc. .............     420       26,326
  Expeditors International of Washington,
     Inc. ...................................     530       24,693
  FedEx Corp. ...............................     760       72,861
  United Parcel Service, Inc. -- Class B.....   2,550      184,645
                                                        ----------
TOTAL AIR FREIGHT & LOGISTICS                              308,525
                                                        ----------

  AIRLINES 0.1%
  Southwest Airlines Co. ....................   1,810       23,964
                                                        ----------
TOTAL AIRLINES                                              23,964
                                                        ----------

  AUTO COMPONENTS 0.2%
  Goodyear Tire & Rubber Co.*................     590       15,800
  Johnson Controls, Inc. ....................   1,460       51,480
                                                        ----------
TOTAL AUTO COMPONENTS                                       67,280
                                                        ----------

  AUTOMOBILES 0.3%
  Ford Motor Co.*............................   5,440       44,934
  General Motors Corp. ......................   1,400       32,480
  Harley-Davidson, Inc. .....................     590       22,568
                                                        ----------
TOTAL AUTOMOBILES                                           99,982
                                                        ----------

  BEVERAGES 2.1%
  Anheuser-Busch Cos., Inc. .................   1,760       86,592
  Brown-Forman Corp. -- Class B..............     210       14,284
  Coca-Cola Co. .............................   4,930      290,229
  Coca-Cola Enterprises, Inc. ...............     710       15,975
  Constellation Brands, Inc. -- Class A*.....     480        8,813
  Molson Coors Brewing Co. -- Class B........     340       18,646
  Pepsi Bottling Group, Inc. ................     340       11,461
  PepsiCo, Inc. .............................   3,950      270,694
                                                        ----------
TOTAL BEVERAGES                                            716,694
                                                        ----------

  BIOTECHNOLOGY 1.1%
  Amgen, Inc.*...............................   2,680      112,212
  Biogen Idec, Inc.*.........................     730       44,304
  Celgene Corp.*.............................   1,070       66,490
  Genzyme Corp.*.............................     660       46,431
  Gilead Sciences, Inc.*.....................   2,290      118,530
                                                        ----------
TOTAL BIOTECHNOLOGY                                        387,967
                                                        ----------

  BUILDING PRODUCTS 0.1%
  Masco Corp. ...............................     900       16,389
  Trane, Inc. ...............................     430       19,999
                                                        ----------
TOTAL BUILDING PRODUCTS                                     36,388
                                                        ----------

  CAPITAL MARKETS 2.7%
  American Capital Strategies, Ltd. .........     480       15,240
  Ameriprise Financial, Inc. ................     560       26,594
  Bank of New York Mellon Corp. .............   2,820      122,755
  Bear Stearns Cos., Inc. ...................     477        5,118
  Charles Schwab Corp. ......................   2,320       50,112
  E*TRADE Financial Corp.*...................   1,140        4,537
  Federated Investors, Inc. -- Class B.......     210        7,031
  Franklin Resources, Inc. ..................     390       37,109
  Goldman Sachs Group, Inc. .................     970      185,629
  Janus Capital Group, Inc. .................     360       10,102
  Legg Mason, Inc. ..........................     330       19,892
  Lehman Brothers Holdings, Inc. ............   1,310       57,954
  Merrill Lynch & Co., Inc. .................   2,400      119,592
  Morgan Stanley.............................   2,730      132,678
  Northern Trust Corp. ......................     470       34,832
  State Street Corp. ........................     960       69,254
  T. Rowe Price Group, Inc. .................     650       38,064
                                                        ----------
TOTAL CAPITAL MARKETS                                      936,493
                                                        ----------

  CHEMICALS 1.7%
  Air Products & Chemicals, Inc. ............     530       52,168
  Ashland, Inc. .............................     140        7,423
  Dow Chemical Co. ..........................   2,320       93,148
  Du Pont (E.I.) de Nemours & Co. ...........   2,220      108,580
  Eastman Chemical Co. ......................     200       14,700
  Ecolab, Inc. ..............................     430       19,763
  Hercules, Inc. ............................     280        5,264
  International Flavors & Fragrances, Inc. ..     200        9,122
  Monsanto Co. ..............................   1,350      153,927
  PPG Industries, Inc. ......................     400       24,548
  Praxair, Inc. .............................     770       70,309
  Rohm & Haas Co. ...........................     310       16,569
  Sigma-Aldrich Corp. .......................     320       18,246
                                                        ----------
TOTAL CHEMICALS                                            593,767
                                                        ----------

  COMMERCIAL BANKS 2.5%
  BB&T Corp. ................................   1,350       46,292
  Comerica, Inc. ............................     370       12,850
  Fifth Third Bancorp........................   1,310       28,073
  First Horizon National Corp. ..............     460        4,968
  Huntington Bancshares, Inc. ...............     900        8,451
  KeyCorp....................................     980       23,647
  M&T Bank Corp. ............................     190       17,714
  Marshall & Ilsley Corp. ...................     650       16,237
  National City Corp. .......................   1,870       11,781
  PNC Financial Services Group, Inc. ........     840       58,254
  Regions Financial Corp. ...................   1,710       37,483
  SunTrust Banks, Inc. ......................     870       48,503
  U.S. Bancorp...............................   4,270      144,710
  Wachovia Corp. ............................   5,250      153,038


See Notes to Financial Statements.

SEMI-ANNUAL REPORT 10


RYDEX 2x S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                            MARKET
                                               SHARES        VALUE
------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Wells Fargo & Co. .........................   8,130     $241,867
  Zions Bancorp..............................     260       12,051
                                                        ----------
TOTAL COMMERCIAL BANKS                                     865,919
                                                        ----------

  COMMERCIAL SERVICES & SUPPLIES 0.4%
  Allied Waste Industries, Inc.*.............     830       10,259
  Avery Dennison Corp. ......................     260       12,530
  Cintas Corp. ..............................     320        9,475
  Equifax, Inc. .............................     320       12,247
  Monster Worldwide, Inc.*...................     310        7,542
  Pitney Bowes, Inc. ........................     520       18,777
  R.R. Donnelley & Sons Co. .................     530       16,239
  Robert Half International, Inc. ...........     390        9,243
  Waste Management, Inc. ....................   1,220       44,042
                                                        ----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                       140,354
                                                        ----------

  COMMUNICATIONS EQUIPMENT 2.2%
  Ciena Corp.*...............................     210        7,100
  Cisco Systems, Inc.*.......................  14,710      377,164
  Corning, Inc. .............................   3,880      103,635
  JDS Uniphase Corp.*........................     550        7,871
  Juniper Networks, Inc.*....................   1,290       35,630
  Motorola, Inc. ............................   5,560       55,378
  QUALCOMM, Inc. ............................   3,980      171,896
  Tellabs, Inc.*.............................   1,020        5,263
                                                        ----------
TOTAL COMMUNICATIONS EQUIPMENT                             763,937
                                                        ----------

  COMPUTERS & PERIPHERALS 3.9%
  Apple, Inc.*...............................   2,170      377,471
  Dell, Inc.*................................   5,040       93,895
  EMC Corp.*.................................   5,180       79,772
  Hewlett-Packard Co. .......................   6,080      281,808
  International Business Machines Corp. .....   3,420      412,794
  Lexmark International, Inc. -- Class A*....     230        7,220
  NetApp, Inc.*..............................     850       20,570
  QLogic Corp.*..............................     330        5,267
  SanDisk Corp.*.............................     570       15,441
  Sun Microsystems, Inc.*....................   1,960       30,694
  Teradata Corp.*............................     440        9,368
                                                        ----------
TOTAL COMPUTERS & PERIPHERALS                            1,334,300
                                                        ----------

  CONSTRUCTION & ENGINEERING 0.2%
  Fluor Corp. ...............................     220       33,631
  Jacobs Engineering Group, Inc.*............     300       25,899
                                                        ----------
TOTAL CONSTRUCTION & ENGINEERING                            59,530
                                                        ----------

  CONSTRUCTION MATERIALS 0.1%
  Vulcan Materials Co. ......................     270       18,581
                                                        ----------
TOTAL CONSTRUCTION MATERIALS                                18,581
                                                        ----------

  CONSUMER FINANCE 0.7%
  American Express Co. ......................   2,850      136,857
  Capital One Financial Corp. ...............     920       48,760
  Discover Financial Services................   1,180       21,488
  SLM Corp.*.................................   1,150       21,309
                                                        ----------
TOTAL CONSUMER FINANCE                                     228,414
                                                        ----------

  CONTAINERS & PACKAGING 0.1%
  Ball Corp. ................................     240       12,907
  Bemis Co., Inc. ...........................     250        6,575
  Pactiv Corp.*..............................     320        7,613
  Sealed Air Corp. ..........................     400       10,116
                                                        ----------
TOTAL CONTAINERS & PACKAGING                                37,211
                                                        ----------

  DISTRIBUTORS 0.1%
  Genuine Parts Co. .........................     410       17,409
                                                        ----------
TOTAL DISTRIBUTORS                                          17,409
                                                        ----------

  DIVERSIFIED CONSUMER SERVICES 0.1%
  Apollo Group, Inc. -- Class A*.............     340       17,306
  H&R Block, Inc. ...........................     800       17,496
                                                        ----------
TOTAL DIVERSIFIED CONSUMER SERVICES                         34,802
                                                        ----------

  DIVERSIFIED FINANCIAL SERVICES 3.9%
  Bank of America Corp. .....................  10,960      411,438
  CIT Group, Inc. ...........................     700        7,623
  Citigroup, Inc. ...........................  12,840      324,467
  CME Group, Inc. ...........................     130       59,468
  IntercontinentalExchange, Inc.*............     170       26,376
  JPMorgan Chase & Co. ......................   8,380      399,307
  Leucadia National Corp. ...................     420       21,512
  Moody's Corp. .............................     510       18,850
  NYSE Euronext..............................     650       42,965
                                                        ----------
TOTAL DIVERSIFIED FINANCIAL SERVICES                     1,312,006
                                                        ----------

  DIVERSIFIED TELECOMMUNICATION SERVICES 2.7%
  AT&T, Inc. ................................  14,890      576,392
  CenturyTel, Inc. ..........................     260        8,437
  Citizens Communications Co. ...............     810        8,683
  Embarq Corp. ..............................     380       15,797
  Qwest Communications International, Inc. ..   3,790       19,556
  Verizon Communications, Inc. ..............   7,080      272,438
  Windstream Corp. ..........................   1,120       13,149
                                                        ----------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES               914,452
                                                        ----------

  ELECTRIC UTILITIES 1.9%
  Allegheny Energy, Inc. ....................     410       22,058
  American Electric Power Co., Inc. .........     990       44,184
  Duke Energy Corp. .........................   3,120       57,127
  Edison International.......................     800       41,736
  Entergy Corp. .............................     470       53,984
  Exelon Corp. ..............................   1,630      139,332
  FirstEnergy Corp. .........................     750       56,730
  FPL Group, Inc. ...........................   1,010       66,953
  Pepco Holdings, Inc. ......................     500       12,455
  Pinnacle West Capital Corp. ...............     250        8,485
  PPL Corp. .................................     920       44,178


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 11



RYDEX 2x S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                            MARKET
                                               SHARES        VALUE
------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Progress Energy, Inc. .....................     640      $26,874
  Southern Co. ..............................   1,890       70,365
                                                        ----------
TOTAL ELECTRIC UTILITIES                                   644,461
                                                        ----------

  ELECTRICAL EQUIPMENT 0.4%
  Cooper Industries, Ltd. -- Class A.........     430       18,228
  Emerson Electric Co. ......................   1,940      101,384
  Rockwell Automation, Inc. .................     370       20,065
                                                        ----------
TOTAL ELECTRICAL EQUIPMENT                                 139,677
                                                        ----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.3%
  Agilent Technologies, Inc.*................     900       27,189
  Jabil Circuit, Inc. .......................     510        5,549
  Molex, Inc. ...............................     350        9,933
  Tyco Electronics, Ltd. ....................   1,200       44,892
                                                        ----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                    87,563
                                                        ----------

  ENERGY EQUIPMENT & SERVICES 2.6%
  Baker Hughes, Inc. ........................     760       61,469
  BJ Services Co. ...........................     720       20,354
  Cameron International Corp.*...............     540       26,584
  ENSCO International, Inc. .................     360       22,943
  Halliburton Co. ...........................   2,170       99,625
  Nabors Industries, Ltd.*...................     690       25,903
  National-Oilwell Varco, Inc.*..............   1,020       69,819
  Noble Corp. ...............................     660       37,145
  Rowan Cos., Inc. ..........................     270       10,527
  Schlumberger, Ltd. ........................   2,950      296,622
  Smith International, Inc. .................     500       38,255
  Transocean, Inc.*..........................     780      115,019
  Weatherford International, Ltd.*...........     840       67,763
                                                        ----------
TOTAL ENERGY EQUIPMENT & SERVICES                          892,028
                                                        ----------

  FOOD & STAPLES RETAILING 2.3%
  Costco Wholesale Corp. ....................   1,070       76,238
  CVS Caremark Corp. ........................   3,530      142,506
  Kroger Co. ................................   1,660       45,235
  Safeway, Inc. .............................   1,090       34,444
  SUPERVALU, Inc. ...........................     520       17,212
  Sysco Corp. ...............................   1,490       45,549
  Wal-Mart Stores, Inc. .....................   5,830      338,023
  Walgreen Co. ..............................   2,450       85,382
  Whole Foods Market, Inc. ..................     340       11,098
                                                        ----------
TOTAL FOOD & STAPLES RETAILING                             795,687
                                                        ----------

  FOOD PRODUCTS 1.4%
  Archer-Daniels-Midland Co. ................   1,590       70,055
  Campbell Soup Co. .........................     540       18,792
  ConAgra Foods, Inc. .......................   1,200       28,272
  Dean Foods Co.*............................     370        8,599
  General Mills, Inc. .......................     830       50,132
  H.J. Heinz Co. ............................     780       36,683
  Hershey Co. ...............................     410       15,326
  Kellogg Co. ...............................     640       32,749
  Kraft Foods, Inc. -- Class A...............   3,780      119,561
  McCormick & Co., Inc. .....................     320       12,093
  Sara Lee Corp. ............................   1,760       25,538
  Tyson Foods, Inc. -- Class A...............     680       12,104
  Wm. Wrigley Jr. Co. .......................     530       40,365
                                                        ----------
TOTAL FOOD PRODUCTS                                        470,269
                                                        ----------

  GAS UTILITIES 0.1%
  Nicor, Inc. ...............................     110        3,863
  Questar Corp. .............................     430       26,673
                                                        ----------
TOTAL GAS UTILITIES                                         30,536
                                                        ----------

  HEALTH CARE EQUIPMENT & SUPPLIES 1.6%
  Baxter International, Inc. ................   1,570       97,842
  Becton, Dickinson & Co. ...................     600       53,640
  Boston Scientific Corp.*...................   3,310       44,122
  C.R. Bard, Inc. ...........................     250       23,542
  Covidien, Ltd. ............................   1,230       57,429
  Hospira, Inc.*.............................     390       16,048
  Medtronic, Inc. ...........................   2,770      134,844
  St Jude Medical, Inc.*.....................     850       37,213
  Stryker Corp. .............................     590       38,250
  Varian Medical Systems, Inc.*..............     310       14,533
  Zimmer Holdings, Inc.*.....................     580       43,013
                                                        ----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                     560,476
                                                        ----------

  HEALTH CARE PROVIDERS & SERVICES 1.6%
  Aetna, Inc. ...............................   1,230       53,628
  AmerisourceBergen Corp. ...................     400       16,220
  Cardinal Health, Inc. .....................     880       45,822
  CIGNA Corp. ...............................     690       29,470
  Coventry Health Care, Inc.*................     380       16,997
  Express Scripts, Inc.*.....................     620       43,412
  Humana, Inc.*..............................     420       20,072
  Laboratory Corp. of America Holdings*......     270       20,417
  McKesson Corp. ............................     710       37,005
  Medco Health Solutions, Inc.*..............   1,290       63,907
  Patterson Cos., Inc.*......................     320       10,944
  Quest Diagnostics, Inc. ...................     390       19,570
  Tenet Healthcare Corp.*....................   1,170        7,488
  UnitedHealth Group, Inc. ..................   3,090      100,827
  WellPoint, Inc.*...........................   1,340       66,665
                                                        ----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                     552,444
                                                        ----------

  HEALTH CARE TECHNOLOGY 0.0%(A)
  IMS Health, Inc. ..........................     450       11,138
                                                        ----------
TOTAL HEALTH CARE TECHNOLOGY                                11,138
                                                        ----------

  HOTELS, RESTAURANTS & LEISURE 1.2%
  Carnival Corp. ............................   1,080       43,384
  Darden Restaurants, Inc. ..................     350       12,453
  International Game Technology..............     770       26,750
  Marriott International, Inc. -- Class A....     740       25,382
  McDonald's Corp. ..........................   2,840      169,207
  Starbucks Corp.*...........................   1,800       29,214
  Starwood Hotels & Resorts Worldwide,
     Inc. ...................................     460       24,017
  Wendy's International, Inc. ...............     220        6,380


See Notes to Financial Statements.

SEMI-ANNUAL REPORT 12


RYDEX 2x S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                            MARKET
                                               SHARES        VALUE
------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Wyndham Worldwide Corp. ...................     440       $9,451
  Yum! Brands, Inc. .........................   1,170       47,595
                                                        ----------
TOTAL HOTELS, RESTAURANTS & LEISURE                        393,833
                                                        ----------

  HOUSEHOLD DURABLES 0.4%
  Black & Decker Corp. ......................     150        9,844
  Centex Corp. ..............................     300        6,246
  D.R. Horton, Inc. .........................     680       10,533
  Fortune Brands, Inc. ......................     380       25,696
  Harman International Industries, Inc. .....     150        6,131
  KB HOME....................................     190        4,275
  Leggett & Platt, Inc. .....................     410        6,806
  Lennar Corp. -- Class A....................     340        6,263
  Newell Rubbermaid, Inc. ...................     680       13,960
  Pulte Homes, Inc. .........................     530        6,911
  Snap-on, Inc. .............................     140        8,303
  Stanley Works..............................     190        9,166
  Whirlpool Corp. ...........................     190       13,828
                                                        ----------
TOTAL HOUSEHOLD DURABLES                                   127,962
                                                        ----------

  HOUSEHOLD PRODUCTS 2.0%
  Clorox Co. ................................     340       18,020
  Colgate-Palmolive Co. .....................   1,260       89,082
  Kimberly-Clark Corp. ......................   1,040       66,550
  Procter & Gamble Co. ......................   7,590      508,909
                                                        ----------
TOTAL HOUSEHOLD PRODUCTS                                   682,561
                                                        ----------

  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.2%
  AES Corp.*.................................   1,650       28,644
  Constellation Energy Group, Inc. ..........     440       37,246
  Dynegy, Inc. -- Class A*...................   1,220       10,516
                                                        ----------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS          76,406
                                                        ----------

  INDUSTRIAL CONGLOMERATES 3.0%
  3M Co. ....................................   1,750      134,575
  General Electric Co. ......................  24,640      805,728
  Textron, Inc. .............................     610       37,216
  Tyco International, Ltd. ..................   1,200       56,148
                                                        ----------
TOTAL INDUSTRIAL CONGLOMERATES                           1,033,667
                                                        ----------

  INSURANCE 3.5%
  ACE, Ltd. .................................     810       48,835
  AFLAC, Inc. ...............................   1,170       78,004
  Allstate Corp. ............................   1,380       69,497
  Ambac Financial Group, Inc. ...............     710        3,287
  American International Group, Inc. ........   6,220      287,364
  Aon Corp. .................................     750       34,042
  Assurant, Inc. ............................     240       15,600
  Chubb Corp. ...............................     910       48,203
  Cincinnati Financial Corp. ................     410       14,719
  Genworth Financial, Inc. -- Class A........   1,070       24,674
  Hartford Financial Services Group, Inc. ...     770       54,878
  Lincoln National Corp. ....................     650       34,944
  Loews Corp. ...............................   1,080       45,479
  Marsh & McLennan Cos., Inc. ...............   1,290       35,591
  MBIA, Inc. ................................     520        5,408
  MetLife, Inc. .............................   1,750      106,487
  Principal Financial Group, Inc. ...........     640       34,342
  Progressive Corp. .........................   1,670       30,377
  Prudential Financial, Inc. ................   1,100       83,281
  SAFECO Corp. ..............................     220       14,683
  Torchmark Corp. ...........................     220       14,243
  Travelers Cos., Inc. ......................   1,530       77,112
  Unum Group.................................     860       19,961
  XL Capital, Ltd. -- Class A................     440       15,352
                                                        ----------
TOTAL INSURANCE                                          1,196,363
                                                        ----------

  INTERNET & CATALOG RETAIL 0.2%
  Amazon.com, Inc.*..........................     760       59,759
  Expedia, Inc.*.............................     510       12,883
  IAC/InterActiveCorp*.......................     450        9,364
                                                        ----------
TOTAL INTERNET & CATALOG RETAIL                             82,006
                                                        ----------

  INTERNET SOFTWARE & SERVICES 1.6%
  Akamai Technologies, Inc.*.................     410       14,666
  eBay, Inc.*................................   2,750       86,047
  Google, Inc. -- Class A*...................     570      327,345
  VeriSign, Inc.*............................     530       19,107
  Yahoo!, Inc.*..............................   3,300       90,453
                                                        ----------
TOTAL INTERNET SOFTWARE & SERVICES                         537,618
                                                        ----------

  IT SERVICES 0.8%
  Affiliated Computer Services, Inc. -- Class
     A*......................................     240       12,713
  Automatic Data Processing, Inc. ...........   1,290       57,018
  Cognizant Technology Solutions
     Corp. -- Class A*.......................     710       22,897
  Computer Sciences Corp.*...................     400       17,436
  Convergys Corp.*...........................     310        4,873
  Electronic Data Systems Corp. .............   1,260       23,386
  Fidelity National Information Services,
     Inc. ...................................     420       15,145
  Fiserv, Inc.*..............................     410       20,726
  Paychex, Inc. .............................     800       29,096
  Total System Services, Inc. ...............     490       11,662
  Unisys Corp.*..............................     870        3,619
  Western Union Co. .........................   1,850       42,550
                                                        ----------
TOTAL IT SERVICES                                          261,121
                                                        ----------

  LEISURE EQUIPMENT & PRODUCTS 0.1%
  Brunswick Corp. ...........................     220        3,670
  Eastman Kodak Co. .........................     710       12,702
  Hasbro, Inc. ..............................     350       12,446
  Mattel, Inc. ..............................     890       16,687
                                                        ----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                          45,505
                                                        ----------

  LIFE SCIENCES TOOLS & SERVICES 0.3%
  Applera Corp. -- Applied Biosystems Group..     410       13,083
  Millipore Corp.*...........................     140        9,814
  PerkinElmer, Inc. .........................     290        7,703
  Thermo Electron Corp.*.....................   1,030       59,606
  Waters Corp.*..............................     250       15,365
                                                        ----------
TOTAL LIFE SCIENCES TOOLS & SERVICES                       105,571
                                                        ----------


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 13



RYDEX 2x S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                            MARKET
                                               SHARES        VALUE
------------------------------------------------------------------
COMMON STOCKS (CONTINUED)


  MACHINERY 1.7%
  Caterpillar, Inc. .........................   1,540     $126,095
  Cummins, Inc. .............................     500       31,325
  Danaher Corp. .............................     630       49,153
  Deere & Co. ...............................   1,080       90,795
  Dover Corp. ...............................     470       23,251
  Eaton Corp. ...............................     400       35,136
  Illinois Tool Works, Inc. .................     990       51,767
  Ingersoll-Rand Co., Ltd. -- Class A........     670       29,735
  ITT Corp. .................................     450       28,800
  Manitowoc Co., Inc. .......................     320       12,102
  PACCAR, Inc. ..............................     900       42,588
  Pall Corp. ................................     300       10,431
  Parker-Hannifin Corp. .....................     420       33,537
  Terex Corp.*...............................     250       17,420
                                                        ----------
TOTAL MACHINERY                                            582,135
                                                        ----------

  MEDIA 2.5%
  CBS Corp. -- Class B.......................   1,680       38,758
  Clear Channel Communications, Inc. ........   1,230       37,085
  Comcast Corp. -- Class A...................   7,430      152,686
  DIRECTV Group, Inc.*.......................   1,760       43,366
  E.W. Scripps Co. -- Class A................     220        9,880
  Gannett Co., Inc. .........................     570       16,313
  Interpublic Group of Cos., Inc.*...........   1,160       10,498
  McGraw-Hill Cos., Inc. ....................     800       32,792
  Meredith Corp. ............................      90        2,917
  New York Times Co. -- Class A..............     350        6,825
  News Corp. -- Class A......................   5,680      101,672
  Omnicom Group, Inc. .......................     790       37,715
  Time Warner, Inc. .........................   8,820      130,977
  Viacom, Inc. -- Class B*...................   1,580       60,735
  Walt Disney Co. ...........................   4,650      150,799
  Washington Post Co. -- Class B.............      11        7,212
                                                        ----------
TOTAL MEDIA                                                840,230
                                                        ----------

  METALS & MINING 1.0%
  Alcoa, Inc. ...............................   2,010       69,908
  Allegheny Technologies, Inc. ..............     250       17,208
  Freeport-McMoRan Copper & Gold, Inc. ......     940      106,925
  Newmont Mining Corp. ......................   1,120       49,515
  Nucor Corp. ...............................     710       53,605
  Titanium Metals Corp. .....................     240        3,658
  United States Steel Corp. .................     290       44,645
                                                        ----------
TOTAL METALS & MINING                                      345,464
                                                        ----------

  MULTI-UTILITIES 0.9%
  Ameren Corp. ..............................     510       23,134
  CenterPoint Energy, Inc. ..................     810       12,328
  CMS Energy Corp. ..........................     560        8,165
  Consolidated Edison, Inc. .................     670       27,872
  Dominion Resources, Inc. ..................   1,420       61,614
  DTE Energy Co. ............................     400       16,124
  Integrys Energy Group, Inc.................     190        9,099
  NiSource, Inc. ............................     680       12,172
  PG&E Corp. ................................     880       35,200
  Public Service Enterprise Group, Inc. .....   1,250       54,887
  Sempra Energy..............................     640       36,269
  TECO Energy, Inc. .........................     520        8,325
  Xcel Energy, Inc. .........................   1,060       22,048
                                                        ----------
TOTAL MULTI-UTILITIES                                      327,237
                                                        ----------

  MULTILINE RETAIL 0.7%
  Big Lots, Inc.*............................     200        5,406
  Dillard's, Inc. -- Class A.................     140        2,856
  Family Dollar Stores, Inc. ................     350        7,490
  J.C. Penney Co., Inc. .....................     550       23,375
  Kohl's Corp.*..............................     770       37,615
  Macy's, Inc. ..............................   1,070       27,060
  Nordstrom, Inc. ...........................     440       15,514
  Sears Holdings Corp.*......................     180       17,750
  Target Corp. ..............................   2,020      107,323
                                                        ----------
TOTAL MULTILINE RETAIL                                     244,389
                                                        ----------

  OFFICE ELECTRONICS 0.1%
  Xerox Corp. ...............................   2,260       31,572
                                                        ----------
TOTAL OFFICE ELECTRONICS                                    31,572
                                                        ----------

  OIL, GAS & CONSUMABLE FUELS 9.6%
  Anadarko Petroleum Corp. ..................   1,150       76,544
  Apache Corp. ..............................     820      110,437
  Chesapeake Energy Corp. ...................   1,130       58,421
  Chevron Corp. .............................   5,120      492,288
  ConocoPhillips.............................   3,850      331,677
  CONSOL Energy, Inc. .......................     450       36,432
  Devon Energy Corp. ........................   1,100      124,740
  El Paso Corp. .............................   1,730       29,652
  EOG Resources, Inc. .......................     610       79,593
  Exxon Mobil Corp. .........................  13,200    1,228,524
  Hess Corp. ................................     690       73,278
  Marathon Oil Corp. ........................   1,750       79,747
  Murphy Oil Corp. ..........................     470       42,460
  Noble Energy, Inc. ........................     420       36,540
  Occidental Petroleum Corp. ................   2,030      168,916
  Peabody Energy Corp. ......................     670       40,957
  Range Resources Corp. .....................     370       24,561
  Spectra Energy Corp. ......................   1,560       38,532
  Sunoco, Inc. ..............................     290       13,459
  Tesoro Corp. ..............................     340        8,548
  Valero Energy Corp. .......................   1,320       64,482
  Williams Cos., Inc. .......................   1,440       51,120
  XTO Energy, Inc. ..........................   1,260       77,944
                                                        ----------
TOTAL OIL, GAS & CONSUMABLE FUELS                        3,288,852
                                                        ----------

  PAPER & FOREST PRODUCTS 0.2%
  International Paper Co. ...................   1,060       27,740
  MeadWestvaco Corp. ........................     430       11,309
  Weyerhaeuser Co. ..........................     520       33,218
                                                        ----------
TOTAL PAPER & FOREST PRODUCTS                               72,267
                                                        ----------


See Notes to Financial Statements.

SEMI-ANNUAL REPORT 14


RYDEX 2x S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                            MARKET
                                               SHARES        VALUE
------------------------------------------------------------------
COMMON STOCKS (CONTINUED)


  PERSONAL PRODUCTS 0.2%
  Avon Products, Inc. .......................   1,050      $40,971
  Estee Lauder Cos., Inc -- Class A..........     280       12,771
                                                        ----------
TOTAL PERSONAL PRODUCTS                                     53,742
                                                        ----------

  PHARMACEUTICALS 5.2%
  Abbott Laboratories........................   3,810      200,977
  Allergan, Inc. ............................     750       42,277
  Barr Pharmaceuticals, Inc.*................     270       13,562
  Bristol-Myers Squibb Co. ..................   4,880      107,214
  Eli Lilly & Co. ...........................   2,440      117,462
  Forest Laboratories, Inc.*.................     770       26,727
  Johnson & Johnson..........................   6,990      468,959
  King Pharmaceuticals, Inc.*................     610        5,728
  Merck & Co., Inc. .........................   5,340      203,134
  Mylan Laboratories, Inc. ..................     750        9,877
  Pfizer, Inc. ..............................  16,680      335,435
  Schering-Plough Corp. .....................   4,000       73,640
  Watson Pharmaceuticals, Inc.*..............     260        8,070
  Wyeth......................................   3,300      146,751
                                                        ----------
TOTAL PHARMACEUTICALS                                    1,759,813
                                                        ----------

  REAL ESTATE INVESTMENT TRUSTS (REITS) 1.1%
  Apartment Investment & Management
     Co. -- Class A..........................     230        8,505
  AvalonBay Communities, Inc. ...............     190       18,953
  Boston Properties, Inc. ...................     290       29,142
  Developers Diversified Realty Corp. .......     290       12,456
  Equity Residential Properties Trust........     670       27,818
  General Growth Properties, Inc. ...........     660       27,034
  HCP, Inc. .................................     580       20,706
  Host Hotels & Resorts, Inc. ...............   1,290       22,188
  Kimco Realty Corp. ........................     620       24,744
  Plum Creek Timber Co., Inc. ...............     420       17,153
  ProLogis...................................     640       40,070
  Public Storage, Inc. ......................     310       28,117
  Simon Property Group, Inc. ................     550       54,923
  Vornado Realty Trust.......................     330       30,720
                                                        ----------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)                362,529
                                                        ----------

  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.0%(A)
  CB Richard Ellis Group, Inc. -- Class A*...     430        9,942
                                                        ----------
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT                   9,942
                                                        ----------

  ROAD & RAIL 0.9%
  Burlington Northern Santa Fe Corp. ........     730       74,861
  CSX Corp. .................................   1,000       62,950
  Norfolk Southern Corp. ....................     930       55,409
  Ryder System, Inc. ........................     140        9,586
  Union Pacific Corp. .......................     640       92,922
                                                        ----------
TOTAL ROAD & RAIL                                          295,728
                                                        ----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.2%
  Advanced Micro Devices, Inc.*..............   1,490        8,880
  Altera Corp. ..............................     760       16,173
  Analog Devices, Inc. ......................     730       23,513
  Applied Materials, Inc. ...................   3,340       62,324
  Broadcom Corp. -- Class A*.................   1,150       29,854
  Intel Corp. ...............................  14,280      317,873
  KLA-Tencor Corp. ..........................     440       19,219
  Linear Technology Corp. ...................     550       19,228
  LSI Logic Corp.*...........................   1,630       10,106
  MEMC Electronic Materials, Inc.*...........     560       35,263
  Microchip Technology, Inc. ................     470       17,273
  Micron Technology, Inc.*...................   1,880       14,514
  National Semiconductor Corp. ..............     560       11,418
  Novellus Systems, Inc.*....................     250        5,465
  NVIDIA Corp.*..............................   1,370       28,154
  Teradyne, Inc.*............................     430        5,715
  Texas Instruments, Inc. ...................   3,270       95,353
  Xilinx, Inc. ..............................     710       17,587
                                                        ----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT             737,912
                                                        ----------

  SOFTWARE 2.9%
  Adobe Systems, Inc.*.......................   1,310       48,850
  Autodesk, Inc.*............................     570       21,660
  BMC Software, Inc.*........................     470       16,337
  CA, Inc. ..................................     960       21,254
  Citrix Systems, Inc.*......................     460       15,065
  Compuware Corp.*...........................     680        5,127
  Electronic Arts, Inc.*.....................     780       40,146
  Intuit, Inc.*..............................     810       21,846
  Microsoft Corp. ...........................  19,750      563,270
  Novell, Inc.*..............................     870        5,464
  Oracle Corp.*..............................   9,760      203,496
  Symantec Corp.*............................   2,090       35,990
                                                        ----------
TOTAL SOFTWARE                                             998,505
                                                        ----------

  SPECIALTY RETAIL 1.4%
  Abercrombie & Fitch Co. -- Class A.........     210       15,605
  AutoNation, Inc.*..........................     330        5,283
  AutoZone, Inc.*............................     110       13,283
  Bed Bath & Beyond, Inc.*...................     650       21,125
  Best Buy Co., Inc. ........................     870       37,428
  GameStop Corp. -- Class A*.................     400       22,016
  Gap, Inc. .................................   1,120       20,854
  Home Depot, Inc. ..........................   4,160      119,808
  Limited Brands, Inc. ......................     770       14,260
  Lowe's Cos., Inc. .........................   3,610       90,936
  Office Depot, Inc.*........................     670        8,496
  OfficeMax, Inc. ...........................     190        3,471
  RadioShack Corp. ..........................     320        4,448
  Sherwin-Williams Co. ......................     250       13,830
  Staples, Inc. .............................   1,730       37,541
  Tiffany & Co. .............................     310       13,497
  TJX Cos., Inc. ............................   1,080       34,798
                                                        ----------
TOTAL SPECIALTY RETAIL                                     476,679
                                                        ----------

  TEXTILES, APPAREL & LUXURY GOODS 0.4%
  Coach, Inc.*...............................     870       30,946
  Jones Apparel Group, Inc. .................     210        3,324
  Liz Claiborne, Inc. .......................     250        4,423


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 15



RYDEX 2x S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                            MARKET
                                               SHARES        VALUE
------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  NIKE, Inc. -- Class B......................     940      $62,792
  Polo Ralph Lauren Corp. ...................     150        9,316
  V.F. Corp. ................................     220       16,364
                                                        ----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                     127,165
                                                        ----------

  THRIFTS & MORTGAGE FINANCE 0.5%
  Countrywide Financial Corp. ...............   1,430        8,265
  Federal Home Loan Mortgage Corp. ..........   1,590       39,607
  Federal National Mortgage Association......   2,410       68,203
  Hudson City Bancorp, Inc. .................   1,280       24,487
  MGIC Investment Corp. .....................     290        3,779
  Sovereign Bancorp, Inc. ...................     890        6,648
  Washington Mutual, Inc. ...................   2,610       32,077
                                                        ----------
TOTAL THRIFTS & MORTGAGE FINANCE                           183,066
                                                        ----------

  TOBACCO 1.2%
  Altria Group, Inc. ........................   5,200      104,000
  Philip Morris International, Inc.*.........   5,200      265,356
  Reynolds American, Inc. ...................     420       22,617
  UST, Inc. .................................     370       19,266
                                                        ----------
TOTAL TOBACCO                                              411,239
                                                        ----------

  TRADING COMPANIES & DISTRIBUTORS 0.0%(A)
  W.W. Grainger, Inc. .......................     170       14,741
                                                        ----------
TOTAL TRADING COMPANIES & DISTRIBUTORS                      14,741
                                                        ----------

  WIRELESS TELECOMMUNICATION SERVICES 0.3%
  American Tower Corp. -- Class A*...........   1,000       43,420
  Sprint Nextel Corp. .......................   7,030       56,170
                                                        ----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                   99,590
                                                        ----------
TOTAL COMMON STOCKS
  (Cost $29,687,140)                                    29,760,380
                                                        ----------






                                                  FACE          MARKET
                                                 AMOUNT          VALUE
----------------------------------------------------------------------

REPURCHASE AGREEMENTS 10.6%
  State Street Bank & Trust Co., 1.850%,
  dated 04/30/08, to be repurchased at
  $3,597,185 on 05/01/08 collateralized by
  $3,640,000 FHLB at 5.700% due 04/03/28 with
  a value of $3,671,850......................  3,597,000    $3,597,000
                                                           -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $3,597,000)                                          3,597,000
                                                           -----------
TOTAL INVESTMENTS 97.8%
  (Cost $33,284,140)                                        33,357,380
                                                           -----------
OTHER ASSETS IN EXCESS OF LIABILITIES--2.2%                    735,699
                                                           -----------
NET ASSETS--100.0%                                         $34,093,079
----------------------------------------------------------------------





                                                           UNREALIZED
                                               CONTRACTS  GAIN (LOSS)
---------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
  June 2008 S&P 500 Index Mini Futures
  Contracts (Aggregate Market Value of
  Contracts $24,324,300).....................     351      $1,070,403
                                                           ----------






                                                UNITS
---------------------------------------------------------------------

EQUITY INDEX SWAP AGREEMENTS PURCHASED
  July 2008 S&P 500 Index Swap, Terminating
  07/31/08** (Notional Market Value
  $14,880,308)...............................  10,523     $  (57,455)
---------------------------------------------------------------------



     * Non-Income Producing Security.

    ** Price return based on S&P 500 Index +/- financing at a variable rate.

FHLB--Federal Home Loan Bank

   (a) Amount represents less than 0.05% of net assets.


See Notes to Financial Statements.

SEMI-ANNUAL REPORT 16


RYDEX INVERSE 2x S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2008

--------------------------------------------------------------------------------



                                                     FACE       MARKET
                                                   AMOUNT        VALUE
----------------------------------------------------------------------
REPURCHASE AGREEMENTS 72.8%
  State Street Bank & Trust Co., 1.850%,
     dated 04/30/08, to be repurchased at
     $42,846,202 on 05/01/08 collateralized
     by $43,325,000 FHLB at 5.700% due
     04/03/28 with a value of $43,704,094....  42,844,000  $42,844,000
                                                           -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $42,844,000)                                        42,844,000
                                                           -----------

UNITED STATES TREASURY BILLS 11.1%
  United States Treasury Bills
     0.757%, due 05/01/08(a)+................   1,800,000    1,800,000
     0.998%, due 05/08/08(a)+................   4,750,000    4,748,947
                                                           -----------
TOTAL UNITED STATES TREASURY BILLS
  (Cost $6,548,947)                                          6,548,947
                                                           -----------

TOTAL INVESTMENTS 83.9%
  (Cost $49,392,947)                                        49,392,947
                                                           -----------
OTHER ASSETS IN EXCESS OF LIABILITIES--16.1%                 9,505,812
                                                           -----------
NET ASSETS--100.0%                                         $58,898,759
----------------------------------------------------------------------






                                                           UNREALIZED
                                                                 GAIN
                                                CONTRACTS      (LOSS)
---------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
June 2008 S&P 500 Index Mini Futures
  Contracts (Aggregate Market Value of
  Contracts $9,979,200)......................         144   $(317,848)
                                                            ---------




                                                    UNITS
----------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
July 2008 S&P 500 Index Swap, Terminating
  07/31/08* (Notional Market Value
  $104,711,073)..............................    76,654      $404,309
----------------------------------------------------------------------



     * Price return based on S&P 500 Index +/- financing at a variable rate.

   (a) Zero coupon bond--Interest rate represents current yield to maturity.

     + Security or portions of the security was pledged as collateral for a swap agreement sold short.

FHLB   --Federal Home Loan Bank


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 17



RYDEX 2x S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2008

--------------------------------------------------------------------------------



                                                           MARKET
                                               SHARES       VALUE
-----------------------------------------------------------------
COMMON STOCKS 86.0%
  AEROSPACE & DEFENSE 0.8%
  Alliant Techsystems, Inc.*.................      80      $8,798
  BE Aerospace, Inc.*........................     240       9,687
  DRS Technologies, Inc. ....................     110       6,868
                                                        ---------
TOTAL AEROSPACE & DEFENSE                                  25,353
                                                        ---------

  AIRLINES 0.2%
  Airtran Holdings, Inc.*....................     290         989
  Alaska Air Group, Inc.*....................     100       2,148
  JetBlue Airways Corp.*.....................     470       2,369
                                                        ---------
TOTAL AIRLINES                                              5,506
                                                        ---------

  AUTO COMPONENTS 1.0%
  ArvinMeritor, Inc. ........................     190       2,839
  BorgWarner, Inc. ..........................     300      14,745
  Gentex Corp. ..............................     370       6,911
  Lear Corp.*................................     200       5,714
  Modine Manufacturing Co. ..................      80       1,406
                                                        ---------
TOTAL AUTO COMPONENTS                                      31,615
                                                        ---------

  AUTOMOBILES 0.1%
  Thor Industries, Inc. .....................      90       2,729
                                                        ---------
TOTAL AUTOMOBILES                                           2,729
                                                        ---------

  BEVERAGES 0.3%
  Hansen Natural Corp.*......................     160       5,662
  PepsiAmericas, Inc. .......................     150       3,855
                                                        ---------
TOTAL BEVERAGES                                             9,517
                                                        ---------

  BIOTECHNOLOGY 1.3%
  Cephalon, Inc.*............................     170      10,609
  Millennium Pharmaceuticals, Inc.*..........     840      20,891
  PDL BioPharma, Inc.*.......................     300       3,978
  Vertex Pharmaceuticals, Inc.*..............     340       8,677
                                                        ---------
TOTAL BIOTECHNOLOGY                                        44,155
                                                        ---------

  CAPITAL MARKETS 1.6%
  Affiliated Managers Group, Inc.*...........      90       8,941
  Apollo Investment Corp. ...................     310       5,016
  Eaton Vance Corp. .........................     300      10,980
  Jefferies Group, Inc. .....................     290       5,452
  Raymond James Financial, Inc. .............     250       7,192
  SEI Investments Co. .......................     330       7,679
  Waddell & Reed Financial, Inc. -- Class A..     220       7,449
                                                        ---------
TOTAL CAPITAL MARKETS                                      52,709
                                                        ---------

  CHEMICALS 3.3%
  Airgas, Inc. ..............................     210      10,107
  Albemarle Corp. ...........................     200       7,482
  Cabot Corp. ...............................     170       4,957
  CF Industries Holdings, Inc. ..............     120      16,044
  Chemtura Corp. ............................     620       4,291
  Cytec Industries, Inc. ....................     110       6,491
  Ferro Corp. ...............................     110       1,934
  FMC Corp. .................................     190      11,928
  Lubrizol Corp. ............................     180      10,498
  Minerals Technologies, Inc. ...............      50       3,387
  Olin Corp. ................................     190       3,832
  RPM International, Inc. ...................     310       6,913
  Scotts Miracle-Gro Co. ....................     110       3,645
  Sensient Technologies Corp. ...............     120       3,572
  Terra Industries, Inc.*....................     230       8,708
  Valspar Corp. .............................     260       5,715
                                                        ---------
TOTAL CHEMICALS                                           109,504
                                                        ---------

  COMMERCIAL BANKS 2.2%
  Associated Banc-Corp. .....................     330       9,329
  Bank of Hawaii Corp. ......................     120       6,580
  Cathay General Bancorp.....................     130       2,216
  City National Corp. .......................     100       4,852
  Colonial BancGroup, Inc. ..................     510       4,151
  Cullen/Frost Bankers, Inc. ................     150       8,373
  First Community Bancorp....................      60       1,289
  FirstMerit Corp. ..........................     210       4,309
  SVB Financial Group*.......................      80       3,893
  Synovus Financial Corp. ...................     850      10,064
  TCF Financial Corp. .......................     280       4,872
  Webster Financial Corp. ...................     140       3,647
  Westamerica Bancorp........................      70       4,091
  Wilmington Trust Corp. ....................     170       5,590
                                                        ---------
TOTAL COMMERCIAL BANKS                                     73,256
                                                        ---------

  COMMERCIAL SERVICES & SUPPLIES 3.3%
  Brink's Co. ...............................     120       8,730
  ChoicePoint, Inc.*.........................     180       8,703
  Copart, Inc.*..............................     180       7,357
  Corporate Executive Board Co. .............      90       3,921
  Corrections Corp. of America*..............     320       8,160
  Deluxe Corp. ..............................     130       2,764
  Dun & Bradstreet Corp. ....................     150      12,645
  Herman Miller, Inc. .......................     150       3,500
  HNI Corp. .................................     110       2,395
  Kelly Services, Inc. ......................      60       1,335
  Korn/Ferry International*..................     120       2,239
  Manpower, Inc. ............................     210      14,097
  Mine Safety Appliances Co. ................      80       2,974
  Navigant Consulting, Inc.*.................     120       2,414
  Republic Services, Inc. ...................     410      13,034
  Rollins, Inc. .............................     110       1,752
  Stericycle, Inc.*..........................     230      12,277
                                                        ---------
TOTAL COMMERCIAL SERVICES & SUPPLIES                      108,297
                                                        ---------

  COMMUNICATIONS EQUIPMENT 1.8%
  3Com Corp.*................................   1,040       2,486
  ADC Telecommunications, Inc.*..............     300       4,206
  Adtran, Inc. ..............................     150       3,549
  Avocent Corp.*.............................     120       2,341
  CommScope, Inc.*...........................     170       8,083
  Dycom Industries, Inc.*....................     110       1,582
  F5 Networks, Inc.*.........................     220       4,979
  Foundry Networks, Inc.*....................     390       4,965
  Harris Corp. ..............................     350      18,910
  Plantronics, Inc. .........................     130       3,238
  Polycom, Inc.*.............................     230       5,152
                                                        ---------
TOTAL COMMUNICATIONS EQUIPMENT                             59,491
                                                        ---------

  COMPUTERS & PERIPHERALS 1.2%
  Diebold, Inc. .............................     170       6,664
  Imation Corp. .............................      80       1,875
  NCR Corp.*.................................     450      11,084


See Notes to Financial Statements.

SEMI-ANNUAL REPORT 18


RYDEX 2x S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                           MARKET
                                               SHARES       VALUE
-----------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Palm, Inc. ................................     280      $1,613
  Western Digital Corp.*.....................     570      16,524
                                                        ---------
TOTAL COMPUTERS & PERIPHERALS                              37,760
                                                        ---------

  CONSTRUCTION & ENGINEERING 1.1%
  Granite Construction, Inc. ................      80       2,744
  KBR, Inc. .................................     440      12,689
  Quanta Services, Inc.*.....................     440      11,678
  URS Corp.*.................................     220       8,875
                                                        ---------
TOTAL CONSTRUCTION & ENGINEERING                           35,986
                                                        ---------

  CONSTRUCTION MATERIALS 0.4%
  Martin Marietta Materials, Inc. ...........     110      12,032
                                                        ---------
TOTAL CONSTRUCTION MATERIALS                               12,032
                                                        ---------

  CONSUMER FINANCE 0.1%
  AmeriCredit Corp.*.........................     300       4,188
                                                        ---------
TOTAL CONSUMER FINANCE                                      4,188
                                                        ---------

  CONTAINERS & PACKAGING 0.8%
  AptarGroup, Inc. ..........................     180       7,947
  Packaging Corp. of America.................     240       5,275
  Sonoco Products Co. .......................     260       8,567
  Temple-Inland, Inc. .......................     270       3,151
                                                        ---------
TOTAL CONTAINERS & PACKAGING                               24,940
                                                        ---------

  DIVERSIFIED CONSUMER SERVICES 1.5%
  Career Education Corp.*....................     230       4,634
  Corinthian Colleges, Inc.*.................     220       2,497
  DeVry, Inc. ...............................     150       8,550
  ITT Educational Services, Inc.*............      80       6,133
  Matthews International Corp. -- Class A....      80       3,955
  Regis Corp. ...............................     110       3,212
  Service Corp. International................     680       7,555
  Sotheby's..................................     170       4,709
  Strayer Education, Inc. ...................      40       7,428
                                                        ---------
TOTAL DIVERSIFIED CONSUMER SERVICES                        48,673
                                                        ---------

  DIVERSIFIED TELECOMMUNICATION SERVICES 0.1%
  Cincinnati Bell, Inc.*.....................     640       2,970
                                                        ---------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                2,970
                                                        ---------

  ELECTRIC UTILITIES 1.6%
  Aquila, Inc.*..............................     970       3,492
  DPL, Inc. .................................     290       8,071
  Great Plains Energy, Inc. .................     220       5,641
  Hawaiian Electric Industries, Inc. ........     220       5,423
  IDACORP, Inc. .............................     120       3,893
  Northeast Utilities........................     400      10,528
  Sierra Pacific Resources...................     600       8,178
  Westar Energy, Inc. .......................     250       5,797
                                                        ---------
TOTAL ELECTRIC UTILITIES                                   51,023
                                                        ---------

  ELECTRICAL EQUIPMENT 1.2%
  AMETEK, Inc. ..............................     280      13,586
  Hubbell, Inc. -- Class A...................     150       6,709
  Roper Industries, Inc. ....................     230      14,287
  Thomas & Betts Corp.*......................     130       4,870
                                                        ---------
TOTAL ELECTRICAL EQUIPMENT                                 39,452
                                                        ---------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.9%
  Amphenol Corp. ............................     460      21,243
  Arrow Electronics, Inc.*...................     320       8,707
  Avnet, Inc.*...............................     390      10,214
  Ingram Micro, Inc. -- Class A*.............     380       6,464
  KEMET Corp.*...............................     220         895
  National Instruments Corp. ................     150       4,413
  Tech Data Corp.*...........................     140       4,706
  Vishay Intertechnology, Inc.*..............     480       4,536
                                                        ---------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                   61,178
                                                        ---------

  ENERGY EQUIPMENT & SERVICES 2.9%
  Exterran Holdings, Inc.*...................     170      11,354
  FMC Technologies, Inc.*....................     340      22,848
  Helmerich & Payne, Inc. ...................     270      14,513
  Patterson-UTI Energy, Inc. ................     400      11,176
  Pride International, Inc.*.................     430      18,253
  Superior Energy Services, Inc.*............     210       9,320
  Tidewater, Inc. ...........................     140       9,131
                                                        ---------
TOTAL ENERGY EQUIPMENT & SERVICES                          96,595
                                                        ---------

  FOOD & STAPLES RETAILING 0.3%
  BJ's Wholesale Club, Inc.*.................     150       5,718
  Ruddick Corp. .............................     100       3,870
                                                        ---------
TOTAL FOOD & STAPLES RETAILING                              9,588
                                                        ---------

  FOOD PRODUCTS 1.1%
  Corn Products International, Inc. .........     190       8,812
  Hormel Foods Corp. ........................     190       7,488
  J.M. Smucker Co. ..........................     140       6,983
  Lancaster Colony Corp. ....................      50       1,910
  Smithfield Foods, Inc.*....................     300       8,604
  Tootsie Roll Industries, Inc. .............      70       1,703
                                                        ---------
TOTAL FOOD PRODUCTS                                        35,500
                                                        ---------

  GAS UTILITIES 2.1%
  AGL Resources, Inc. .......................     200       6,800
  Energen Corp. .............................     190      12,966
  Equitable Resources, Inc. .................     320      21,238
  National Fuel Gas Co. .....................     220      11,260
  Oneok, Inc. ...............................     270      12,992
  WGL Holdings, Inc. ........................     130       4,264
                                                        ---------
TOTAL GAS UTILITIES                                        69,520
                                                        ---------

  HEALTH CARE EQUIPMENT & SUPPLIES 3.5%
  Advanced Medical Optics, Inc.*.............     160       3,360
  Beckman Coulter, Inc. .....................     160      10,928
  Dentsply International, Inc. ..............     390      15,159
  Edwards Lifesciences Corp.*................     150       8,313
  Gen-Probe, Inc.*...........................     140       7,890
  Hill-Rom Holdings, Inc. ...................     160       4,021
  Hologic, Inc.*.............................     660      19,266
  Intuitive Surgical, Inc.*..................     100      28,926
  Kinetic Concepts, Inc.*....................     140       5,552
  ResMed, Inc.*..............................     200       8,624
  STERIS Corp. ..............................     160       4,434
                                                        ---------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                    116,473
                                                        ---------

  HEALTH CARE PROVIDERS & SERVICES 2.4%
  Apria Healthcare Group, Inc.*..............     110       1,938
  Community Health Systems, Inc.*............     250       9,383
  Health Management Associates, Inc. -- Class
     A*......................................     630       4,492


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 19



RYDEX 2x S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                           MARKET
                                               SHARES       VALUE
-----------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Health Net, Inc.*..........................     280      $8,201
  Henry Schein, Inc.*........................     230      12,735
  Kindred Healthcare, Inc.*..................      80       1,898
  LifePoint Hospitals, Inc.*.................     150       4,518
  Lincare Holdings, Inc.*....................     190       4,625
  Omnicare, Inc. ............................     310       6,309
  Psychiatric Solutions, Inc.*...............     140       4,859
  Universal Health Services, Inc. -- Class
     B.......................................     130       8,143
  VCA Antech, Inc.*..........................     220       7,121
  WellCare Health Plans, Inc.*...............     110       4,816
                                                        ---------
TOTAL HEALTH CARE PROVIDERS & SERVICES                     79,038
                                                        ---------

  HEALTH CARE TECHNOLOGY 0.2%
  Cerner Corp.*..............................     170       7,866
                                                        ---------
TOTAL HEALTH CARE TECHNOLOGY                                7,866
                                                        ---------

  HOTELS, RESTAURANTS & LEISURE 1.2%
  Bob Evans Farms, Inc. .....................      80       2,246
  Boyd Gaming Corp. .........................     150       2,813
  Brinker International, Inc. ...............     260       5,899
  CBRL Group, Inc. ..........................      60       2,216
  Cheesecake Factory, Inc.*..................     180       4,073
  Chipotle Mexican Grill, Inc. -- Class A*...      90       8,832
  International Speedway Corp. -- Class A....      80       3,394
  Life Time Fitness, Inc.*...................      90       3,272
  Ruby Tuesday, Inc. ........................     130       1,106
  Scientific Games Corp. -- Class A*.........     170       4,787
                                                        ---------
TOTAL HOTELS, RESTAURANTS & LEISURE                        38,638
                                                        ---------

  HOUSEHOLD DURABLES 1.3%
  American Greetings Corp. -- Class A........     130       2,327
  Blyth, Inc. ...............................      60       1,010
  Furniture Brands International, Inc. ......     130       1,762
  Hovnanian Enterprises, Inc. -- Class A*....     100       1,182
  MDC Holdings, Inc. ........................      90       3,922
  Mohawk Industries, Inc.*...................     140      10,667
  NVR, Inc.*.................................      10       6,135
  Ryland Group, Inc. ........................     110       3,518
  Toll Brothers, Inc.*.......................     330       7,471
  Tupperware Brands Corp. ...................     160       6,304
                                                        ---------
TOTAL HOUSEHOLD DURABLES                                   44,298
                                                        ---------

  HOUSEHOLD PRODUCTS 0.7%
  Church & Dwight Co., Inc. .................     170       9,659
  Energizer Holdings, Inc.*..................     150      11,859
                                                        ---------
TOTAL HOUSEHOLD PRODUCTS                                   21,518
                                                        ---------

  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.1%
  Black Hills Corp. .........................     100       3,901
                                                        ---------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS          3,901
                                                        ---------

  INDUSTRIAL CONGLOMERATES 0.3%
  Carlisle Cos., Inc. .......................     160       4,621
  Teleflex, Inc. ............................     100       5,509
                                                        ---------
TOTAL INDUSTRIAL CONGLOMERATES                             10,130
                                                        ---------

  INSURANCE 3.3%
  American Financial Group, Inc. ............     180       4,936
  Arthur J. Gallagher & Co. .................     240       5,897
  Brown & Brown, Inc. .......................     290       5,568
  Commerce Group, Inc. ......................     110       4,008
  Everest Re Group, Ltd. ....................     160      14,456
  Fidelity National Financial, Inc. -- Class
     A.......................................     550       8,795
  First American Corp. ......................     240       7,872
  Hanover Insurance Group, Inc. .............     130       5,834
  HCC Insurance Holdings, Inc. ..............     300       7,404
  Horace Mann Educators Corp. ...............     100       1,692
  Mercury General Corp. .....................      90       4,490
  Old Republic International Corp. ..........     600       8,610
  Protective Life Corp. .....................     180       7,672
  Stancorp Financial Group, Inc. ............     130       6,661
  Unitrin, Inc. .............................     130       4,932
  W.R. Berkley Corp. ........................     400      10,276
                                                        ---------
TOTAL INSURANCE                                           109,103
                                                        ---------

  INTERNET & CATALOG RETAIL 0.1%
  NetFlix, Inc.*.............................     120       3,838
                                                        ---------
TOTAL INTERNET & CATALOG RETAIL                             3,838
                                                        ---------

  INTERNET SOFTWARE & SERVICES 0.3%
  Digital River, Inc.*.......................     100       3,285
  ValueClick, Inc.*..........................     250       4,988
                                                        ---------
TOTAL INTERNET SOFTWARE & SERVICES                          8,273
                                                        ---------

  IT SERVICES 1.8%
  Acxiom Corp. ..............................     180       2,129
  Alliance Data Systems Corp.*...............     200      11,482
  Broadridge Financial Solutions, Inc. ......     360       6,703
  CSG Systems International, Inc.*...........      90       1,089
  DST Systems, Inc.*.........................     130       7,779
  Gartner, Inc.*.............................     170       3,896
  Global Payments, Inc. .....................     210       9,295
  Metavante Technologies, Inc.*..............     230       5,421
  MoneyGram International, Inc. .............     210         326
  MPS Group, Inc.*...........................     250       2,683
  NeuStar, Inc.*.............................     200       5,502
  SRA International, Inc. -- Class A*........     110       2,890
                                                        ---------
TOTAL IT SERVICES                                          59,195
                                                        ---------

  LEISURE EQUIPMENT & PRODUCTS 0.1%
  Callaway Golf Co. .........................     170       2,336
                                                        ---------
TOTAL LEISURE EQUIPMENT & PRODUCTS                          2,336
                                                        ---------

  LIFE SCIENCES TOOLS & SERVICES 1.8%
  Affymetrix, Inc.*..........................     180       1,964
  Charles River Laboratories International,
     Inc.*...................................     180      10,449
  Covance, Inc.*.............................     170      14,244
  Invitrogen Corp.*..........................     120      11,229
  Pharmaceutical Product Development, Inc. ..     270      11,183
  Techne Corp.*..............................     100       7,252
  Varian, Inc.*..............................      80       4,074
                                                -----   ---------
TOTAL LIFE SCIENCES TOOLS & SERVICES                       60,395
                                                -----   ---------

  MACHINERY 5.2%
  AGCO Corp.*................................     240      14,431
  Crane Co. .................................     130       5,322
  Donaldson Co., Inc. .......................     180       7,837
  Federal Signal Corp. ......................     120       1,666
  Flowserve Corp. ...........................     150      18,613
  Graco, Inc. ...............................     160       6,626
  Harsco Corp. ..............................     220      13,053
  IDEX Corp. ................................     210       7,705


See Notes to Financial Statements.

SEMI-ANNUAL REPORT 20


RYDEX 2x S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                           MARKET
                                               SHARES       VALUE
-----------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Joy Global, Inc. ..........................     280     $20,790
  Kennametal, Inc. ..........................     200       6,954
  Lincoln Electric Holdings, Inc. ...........     110       8,393
  Nordson Corp. .............................      90       5,313
  Oshkosh Truck Corp. .......................     190       7,714
  Pentair, Inc. .............................     260       9,576
  SPX Corp. .................................     140      17,220
  Timken Co. ................................     250       9,037
  Trinity Industries, Inc. ..................     210       6,384
  Wabtec Corp. ..............................     130       5,574
                                                        ---------
TOTAL MACHINERY                                           172,208
                                                        ---------

  MARINE 0.2%
  Alexander & Baldwin, Inc. .................     110       5,525
                                                        ---------
TOTAL MARINE                                                5,525
                                                        ---------

  MEDIA 0.8%
  Belo Corp. -- Class A......................     230       2,323
  Entercom Communications Corp. -- Class A...      70         742
  Getty Images, Inc.*........................     120       3,918
  Harte-Hanks, Inc. .........................     120       1,639
  John Wiley & Sons, Inc. -- Class A.........     120       5,526
  Lamar Advertising Co. -- Class A*..........     200       7,908
  Lee Enterprises, Inc. .....................     100         773
  Media General, Inc. -- Class A.............      60         881
  Scholastic Corp.*..........................      70       1,971
  Valassis Communications, Inc.*.............     120       1,704
                                                        ---------
TOTAL MEDIA                                                27,385
                                                        ---------

  METALS & MINING 2.0%
  Carpenter Technology Corp. ................     130       6,666
  Cleveland-Cliffs, Inc. ....................     120      19,248
  Commercial Metals Co. .....................     300       9,342
  Reliance Steel & Aluminum Co. .............     160       9,725
  Steel Dynamics, Inc. ......................     490      17,076
  Worthington Industries, Inc. ..............     170       3,062
                                                        ---------
TOTAL METALS & MINING                                      65,119
                                                        ---------

  MULTI-UTILITIES 2.9%
  Alliant Energy Corp. ......................     290      10,924
  Energy East Corp. .........................     410       9,348
  MDU Resources Group, Inc. .................     470      13,569
  NSTAR......................................     280       9,019
  OGE Energy Corp. ..........................     240       7,846
  PNM Resources, Inc. .......................     200       2,898
  Puget Energy, Inc. ........................     330       8,979
  SCANA Corp. ...............................     300      11,829
  Vectren Corp. .............................     200       5,656
  Wisconsin Energy Corp. ....................     300      14,238
                                                        ---------
TOTAL MULTI-UTILITIES                                      94,306
                                                        ---------

  MULTILINE RETAIL 0.4%
  99 Cents Only Stores*......................     120       1,141
  Dollar Tree Stores, Inc.*..................     240       7,584
  Saks, Inc.*................................     370       4,814
                                                        ---------
TOTAL MULTILINE RETAIL                                     13,539
                                                        ---------

  OFFICE ELECTRONICS 0.2%
  Zebra Technologies Corp. -- Class A*.......     170       6,248
                                                        ---------
TOTAL OFFICE ELECTRONICS                                    6,248
                                                        ---------

  OIL, GAS & CONSUMABLE FUELS 5.9%
  Arch Coal, Inc. ...........................     370      21,223
  Bill Barrett Corp.*........................      90       4,629
  Cimarex Energy Co. ........................     210      13,083
  Denbury Resources, Inc.*...................     630      19,253
  Encore Acquisition Co.*....................     140       6,388
  Forest Oil Corp.*..........................     230      13,554
  Frontier Oil Corp. ........................     270       6,710
  Newfield Exploration Co.*..................     340      20,658
  Overseas Shipholding Group, Inc. ..........      70       5,268
  Pioneer Natural Resources Co. .............     310      17,896
  Plains Exploration & Production Co.*.......     290      18,061
  Quicksilver Resources, Inc.*...............     270      11,202
  Southwestern Energy Co.*...................     880      37,233
                                                        ---------
TOTAL OIL, GAS & CONSUMABLE FUELS                         195,158
                                                        ---------

  PAPER & FOREST PRODUCTS 0.1%
  Louisiana-Pacific Corp. ...................     270       3,108
                                                        ---------
TOTAL PAPER & FOREST PRODUCTS                               3,108
                                                        ---------

  PERSONAL PRODUCTS 0.3%
  Alberto-Culver Co. ........................     220       5,537
  NBTY, Inc.*................................     140       3,941
                                                        ---------
TOTAL PERSONAL PRODUCTS                                     9,478
                                                        ---------

  PHARMACEUTICALS 0.9%
  Endo Pharmaceuticals Holdings, Inc.*.......     350       8,690
  Medicis Pharmaceutical Corp. -- Class A....     150       3,090
  Par Pharmaceutical Cos., Inc.*.............      90       1,535
  Perrigo Co. ...............................     200       8,198
  Sepracor, Inc.*............................     290       6,250
  Valeant Pharmaceuticals International*.....     230       3,054
                                                        ---------
TOTAL PHARMACEUTICALS                                      30,817
                                                        ---------

  REAL ESTATE INVESTMENT TRUSTS (REITS) 5.3%
  Alexandria Real Estate Equities, Inc. .....      80       8,402
  AMB Property Corp. ........................     250      14,437
  BRE Properties, Inc. ......................     130       6,234
  Camden Property Trust......................     140       7,407
  Cousins Properties, Inc. ..................     100       2,541
  Duke Realty Corp. .........................     380       9,280
  Equity One, Inc. ..........................     100       2,470
  Federal Realty Investment Trust............     150      12,322
  Health Care REIT, Inc. ....................     230      11,144
  Highwoods Properties, Inc. ................     150       5,256
  Hospitality Properties Trust...............     240       7,711
  Liberty Property Trust.....................     240       8,407
  Macerich Co. ..............................     190      13,895
  Mack-Cali Realty Corp. ....................     170       6,633
  Nationwide Health Properties, Inc. ........     250       9,005
  Potlatch Corp. ............................     100       4,481
  Rayonier, Inc. ............................     200       8,406
  Realty Income Corp. .......................     260       6,841
  Regency Centers Corp. .....................     180      12,883
  UDR, Inc. .................................     340       8,595
  Weingarten Realty Investors................     190       7,009
                                                        ---------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)               173,359
                                                        ---------


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 21



RYDEX 2x S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                           MARKET
                                               SHARES       VALUE
-----------------------------------------------------------------
COMMON STOCKS (CONTINUED)


  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.2%
  Jones Lang LaSalle, Inc. ..................      80      $6,209
                                                        ---------
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT                  6,209
                                                        ---------

  ROAD & RAIL 0.9%
  Avis Budget Group, Inc.*...................     270       3,586
  Con-way, Inc. .............................     120       5,550
  J.B. Hunt Transport Services, Inc. ........     220       7,473
  Kansas City Southern*......................     200       9,016
  Werner Enterprises, Inc. ..................     110       2,140
  YRC Worldwide, Inc.*.......................     150       2,437
                                                        ---------
TOTAL ROAD & RAIL                                          30,202
                                                        ---------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.1%
  Atmel Corp.*...............................   1,150       4,278
  Cree, Inc.*................................     230       5,980
  Cypress Semiconductor Corp.*...............     390      10,967
  Fairchild Semiconductor International,
     Inc.*...................................     320       4,173
  Integrated Device Technology, Inc.*........     490       5,238
  International Rectifier Corp.*.............     190       4,324
  Intersil Corp. -- Class A..................     330       8,818
  Lam Research Corp.*........................     320      13,069
  RF Micro Devices, Inc.*....................     750       2,527
  Semtech Corp.*.............................     170       2,761
  Silicon Laboratories, Inc.*................     140       4,728
  TriQuint Semiconductor, Inc.*..............     370       2,438
                                                        ---------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT             69,301
                                                        ---------

  SOFTWARE 2.5%
  ACI Worldwide, Inc.*.......................      90       1,989
  Activision, Inc.*..........................     760      20,558
  Advent Software, Inc.*.....................      50       1,993
  Cadence Design Systems, Inc.*..............     720       8,014
  Fair Isaac Corp. ..........................     130       3,220
  Jack Henry & Associates, Inc. .............     200       5,256
  Macrovision Solutions Corp.*...............     140       2,209
  McAfee, Inc.*..............................     420      13,965
  Mentor Graphics Corp.*.....................     230       2,316
  Parametric Technology Corp.*...............     300       5,229
  Sybase, Inc.*..............................     200       5,884
  Synopsys, Inc.*............................     370       8,551
  Wind River Systems, Inc.*..................     200       1,648
                                                        ---------
TOTAL SOFTWARE                                             80,832
                                                        ---------

  SPECIALTY RETAIL 3.6%
  Advance Auto Parts, Inc. ..................     240       8,323
  Aeropostale, Inc.*.........................     170       5,404
  American Eagle Outfitters, Inc. ...........     550      10,103
  AnnTaylor Stores Corp.*....................     160       4,048
  Barnes & Noble, Inc. ......................     120       3,874
  Borders Group, Inc. .......................     150         945
  CarMax, Inc.*..............................     560      11,620
  Charming Shoppes, Inc.*....................     300       1,548
  Chico's FAS, Inc.*.........................     450       3,182
  Coldwater Creek, Inc.*.....................     150         801
  Collective Brands, Inc.*...................     170       2,103
  Dick's Sporting Goods, Inc.*...............     220       6,292
  Foot Locker, Inc. .........................     400       5,060
  Guess?, Inc. ..............................     140       5,359
  O'Reilly Automotive, Inc.*.................     300       8,661
  Pacific Sunwear of California, Inc.*.......     180       2,414
  Petsmart, Inc. ............................     330       7,385
  Rent-A-Center, Inc.*.......................     170       3,660
  Ross Stores, Inc. .........................     350      11,721
  Urban Outfitters, Inc.*....................     290       9,933
  Williams-Sonoma, Inc. .....................     230       6,072
                                                        ---------
TOTAL SPECIALTY RETAIL                                    118,508
                                                        ---------

  TEXTILES, APPAREL & LUXURY GOODS 0.7%
  Hanesbrands, Inc.*.........................     250       8,755
  Phillips-Van Heusen Corp. .................     130       5,487
  Timberland Co. -- Class A*.................     130       1,898
  Warnaco Group, Inc.*.......................     120       5,537
                                                        ---------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                     21,677
                                                        ---------

  THRIFTS & MORTGAGE FINANCE 1.0%
  Astoria Financial Corp. ...................     210       4,977
  First Niagara Financial Group, Inc. .......     270       3,896
  IndyMac Bancorp, Inc. .....................     210         683
  New York Community Bancorp, Inc. ..........     840      15,683
  PMI Group, Inc. ...........................     210       1,182
  Radian Group, Inc. ........................     210       1,134
  Washington Federal, Inc. ..................     230       5,476
                                                        ---------
TOTAL THRIFTS & MORTGAGE FINANCE                           33,031
                                                        ---------

  TOBACCO 0.1%
  Universal Corp. ...........................      70       4,493
                                                        ---------
TOTAL TOBACCO                                               4,493
                                                        ---------

  TRADING COMPANIES & DISTRIBUTORS 0.9%
  Fastenal Co. ..............................     320      15,619
  GATX Corp. ................................     120       5,280
  MSC Industrial Direct Co. .................     120       5,851
  United Rentals, Inc.*......................     200       3,768
                                                        ---------
TOTAL TRADING COMPANIES & DISTRIBUTORS                     30,518
                                                        ---------

  WATER UTILITIES 0.2%
  Aqua America, Inc. ........................     340       6,266
                                                        ---------
TOTAL WATER UTILITIES                                       6,266
                                                        ---------

  WIRELESS TELECOMMUNICATION SERVICES 0.3%
  Telephone & Data Systems, Inc. ............     270      10,341
                                                        ---------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                  10,341
                                                        ---------
TOTAL COMMON STOCKS (Cost $2,867,790)                   2,824,167
                                                        ---------




                                                 FACE
                                                AMOUNT
-------------------------------------------------------------------
REPURCHASE AGREEMENTS 12.6%
  State Street Bank & Trust Co., 1.850%,
     dated 04/30/08, to be repurchased at
     $412,021 on 05/01/08 collateralized by
     $420,000 FHLB at 5.700% due 04/03/28
     with a value of $423,675................  412,000     $412,000
                                                        -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $412,000)                                           412,000
                                                        -----------
TOTAL INVESTMENTS 98.6%
  (Cost $3,279,790)                                       3,236,167
                                                        -----------
OTHER ASSETS IN EXCESS OF LIABILITIES--1.4%                  43,309
                                                        -----------
NET ASSETS--100.0%                                       $3,279,476
-------------------------------------------------------------------





See Notes to Financial Statements.

SEMI-ANNUAL REPORT 22


RYDEX 2x S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                           UNREALIZED
                                                CONTRACTS        GAIN
---------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
  June 2008 S&P MidCap 400 Index Mini Futures
     Contracts (Aggregate Market Value of
     Contracts $2,436,290)...................      29        $169,652
---------------------------------------------------------------------




                                                           UNREALIZED
                                                    UNITS        GAIN
---------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS PURCHASED
  May 2008 S&P MidCap 400 Index Swap,
     Terminating 05/20/08** (Notional Market
     Value $1,300,353).......................     1,550      $60,059
---------------------------------------------------------------------



     * Non-Income Producing Security.

    ** Price return based on S&P MidCap 400 Index +/- financing at a variable rate.

     FHLB--Federal Home Loan Bank




See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 23




RYDEX INVERSE 2x S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2008

--------------------------------------------------------------------------------



                                                  FACE         MARKET
                                                 AMOUNT         VALUE
---------------------------------------------------------------------
REPURCHASE AGREEMENTS 86.3%
  State Street Bank & Trust Co., 1.850%,
     dated 04/30/08 to be repurchased at
     $6,727,346 on 05/01/08 collateralized by
     $6,805,000 FHLB at 5.700% due 04/03/28
     with a value of $6,864,544..............  6,727,000   $6,727,000
                                                           ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $6,727,000)                                         6,727,000
                                                           ----------
TOTAL INVESTMENTS 86.3%
  (Cost $6,727,000)                                         6,727,000
                                                           ----------
OTHER ASSETS IN EXCESS OF LIABILITIES--13.7%                1,071,073
                                                           ----------
NET ASSETS--100.0%                                         $7,798,073
---------------------------------------------------------------------




                                                           UNREALIZED
                                               CONTRACTS         LOSS
---------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
  June 2008 S&P MidCap 400 Index Mini Futures
     Contracts (Aggregate Market Value of
     Contracts $1,008,120)...................        12      $(39,508)
                                                            ---------



                                                  Units
---------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
  May 2008 S&P MidCap 400 Index Swap,
     Terminating 05/20/08* (Notional Market
     Value $14,613,390)......................    17,421     $(294,916)
---------------------------------------------------------------------




     * Price return based on S&P MidCap 400 Index +/- financing at a variable rate.

FHLB   --Federal Home Loan Bank




See Notes to Financial Statements.

SEMI-ANNUAL REPORT 24



RYDEX 2x RUSSELL 2000(R) ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2008

--------------------------------------------------------------------------------



                                                                MARKET
                                                  SHARES         VALUE
----------------------------------------------------------------------
COMMON STOCKS 85.8%
  AEROSPACE & DEFENSE 1.4%
  AAR Corp.*.................................       320         $7,488
  Aerovironment, Inc.*.......................        60          1,435
  American Science & Engineering, Inc. ......        80          3,898
  Applied Energetics, Inc.*..................       270            578
  Argon ST, Inc.*............................       110          2,025
  Ceradyne, Inc.*............................       230          8,961
  Cubic Corp. ...............................       130          3,524
  Curtiss-Wright Corp. ......................       380         18,046
  DynCorp International, Inc.*...............       220          3,949
  Esterline Technologies Corp.*..............       250         13,915
  GenCorp, Inc.*.............................       480          4,114
  Heico Corp. ...............................       220         11,332
  Hexcel Corp.*..............................       810         18,128
  Innovative Solutions & Support, Inc.*......       110          1,018
  Ladish Co., Inc.*..........................       120          3,607
  Moog, Inc.*................................       330         14,226
  MTC Technologies, Inc.*....................        80          1,909
  Orbital Sciences Corp.*....................       510         13,724
  Stanley, Inc.*.............................        70          1,766
  Taser International, Inc.*.................       530          3,954
  Teledyne Technologies, Inc.*...............       300         17,619
  TransDigm Group, Inc.*.....................        90          3,417
  Triumph Group, Inc. .......................       140          8,242
                                                           -----------
TOTAL AEROSPACE & DEFENSE                                      166,875
                                                           -----------

  AIR FREIGHT & LOGISTICS 0.3%
  ABX Air, Inc.*.............................       540          1,447
  Atlas Air Worldwide Holdings, Inc.*........       110          6,675
  Dynamex, Inc.*.............................        90          2,262
  Forward Air Corp. .........................       260          8,863
  HUB Group, Inc. -- Class A*................       330         10,788
  Pacer International, Inc. .................       300          5,568
  Park-Ohio Holdings Corp.*..................        70          1,167
                                                           -----------
TOTAL AIR FREIGHT & LOGISTICS                                   36,770
                                                           -----------

  AIRLINES 0.3%
  Airtran Holdings, Inc.*....................       790          2,694
  Alaska Air Group, Inc.*....................       330          7,088
  Allegiant Travel Co.*......................        50          1,362
  ExpressJet Holdings, Inc.*.................       470          1,424
  JetBlue Airways Corp.*.....................     1,540          7,762
  Pinnacle Airlines Corp.*...................       160          1,331
  Republic Airways Holdings, Inc.*...........       280          4,721
  SkyWest, Inc. .............................       520          9,896
                                                           -----------
TOTAL AIRLINES                                                  36,278
                                                           -----------

  AUTO COMPONENTS 0.9%
  Aftermarket Technology Corp.*..............       190          4,353
  American Axle & Manufacturing Holdings,
     Inc. ...................................       390          7,855
  Amerigon, Inc.*............................       190          2,789
  ArvinMeritor, Inc. ........................       620          9,263
  Cooper Tire & Rubber Co. ..................       530          6,964
  Drew Industries, Inc.*.....................       160          3,903
  Exide Technologies*........................       640          9,338
  Hayes Lemmerz International, Inc.*.........       860          2,580
  Lear Corp.*................................       660         18,856
  Modine Manufacturing Co. ..................       280          4,920
  Noble International, Ltd. .................       100            625
  Raser Technologies, Inc.*..................       270          2,932
  Sauer-Danfoss, Inc. .......................        90          2,598
  Spartan Motors, Inc. ......................       280          2,629
  Standard Motor Products, Inc. .............       140            851
  Stoneridge, Inc.*..........................       120          1,748
  Superior Industries International, Inc. ...       200          4,062
  Tenneco, Inc.*.............................       400         10,232
  Visteon Corp.*.............................     1,120          4,861
                                                           -----------
TOTAL AUTO COMPONENTS                                          101,359
                                                           -----------

  AUTOMOBILES 0.1%
  Fleetwood Enterprises, Inc.*...............       550          1,898
  Monaco Coach Corp. ........................       260          1,646
  Winnebago Industries, Inc. ................       250          4,022
                                                           -----------
TOTAL AUTOMOBILES                                                7,566
                                                           -----------

  BEVERAGES 0.2%
  Boston Beer Co., Inc. -- Class A*..........        80          3,544
  Central European Distribution Corp.*.......       300         18,276
  Coca-Cola Bottling Co. Consolidated........        50          2,861
  Jones Soda Co.*............................       220            713
  MGP Ingredients, Inc. .....................        90            659
  National Beverage Corp. ...................        90            725
                                                           -----------
TOTAL BEVERAGES                                                 26,778
                                                           -----------

  BIOTECHNOLOGY 3.0%
  Acadia Pharmaceuticals, Inc.*..............       270          2,160
  Acorda Therapeutics, Inc.*.................       250          5,262
  Affymax, Inc.*.............................        40            618
  Alexion Pharmaceuticals, Inc.*.............       310         21,818
  Alkermes, Inc.*............................       870         10,814
  Allos Therapeutics, Inc.*..................       360          2,030
  Alnylam Pharmaceuticals, Inc.*.............       300          7,524
  Altus Pharmaceuticals, Inc.*...............       180            742
  Amicus Therapeutics, Inc.*.................        40            422
  Applera Corp. -- Celera Group*.............       680          9,098
  Arena Pharmaceuticals, Inc.*...............       620          3,466
  Ariad Pharmaceuticals, Inc.*...............       590          1,746
  ArQule, Inc.*..............................       340          1,309
  Array BioPharma, Inc.*.....................       400          2,488
  BioMarin Pharmaceutical, Inc.*.............       830         30,262
  Bionovo, Inc.*.............................       450            508
  Cell Genesys, Inc.*........................       670          2,573
  Cepheid, Inc.*.............................       470          9,198
  Cubist Pharmaceuticals, Inc.*..............       480          9,293
  CV Therapeutics, Inc.*.....................       510          4,666
  Cytokinetics, Inc.*........................       300          1,035
  CytRx Corp.*...............................       750            637
  Dendreon Corp.*............................       720          3,794
  Emergent Biosolutions, Inc.*...............        50            471
  Encysive Pharmaceuticals, Inc.*............       590          1,381
  Enzon Pharmaceuticals, Inc.*...............       380          3,314
  Genomic Health, Inc.*......................       120          2,582
  GenVec, Inc.*..............................       570          1,146
  Geron Corp.*...............................       630          2,974
  GTx, Inc.*.................................       150          2,557
  Halozyme Therapeutics, Inc.*...............       550          2,717
  Human Genome Sciences, Inc.*...............     1,160          7,598
  Idenix Pharmaceuticals, Inc.*..............       210          1,361
  Immunomedics, Inc.*........................       500          1,215
  Incyte Corp.*..............................       720          7,812
  Indevus Pharmaceuticals, Inc.*.............       530          2,549
  InterMune, Inc.*...........................       260          4,121
  Isis Pharmaceuticals, Inc.*................       800          9,424


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 25



RYDEX 2x RUSSELL 2000(R) ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                                MARKET
                                                  SHARES         VALUE
----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Keryx Biopharmaceuticals, Inc.*............       380           $198
  Kosan Biosciences, Inc.*...................       370            614
  LifeCell Corp.*............................       290         14,726
  Ligand Pharmaceuticals, Inc. -- Class B*...       730          2,956
  MannKind Corp.*............................       450          1,170
  Martek Biosciences Corp.*..................       280          9,873
  Maxygen, Inc.*.............................       210          1,245
  Medarex, Inc.*.............................     1,080          7,744
  Metabolix, Inc.*...........................       120          1,321
  Molecular Insight Pharmaceuticals, Inc.*...        40            313
  Momenta Pharmaceuticals, Inc.*.............       200          2,796
  Myriad Genetics, Inc.*.....................       370         15,370
  Nabi Biopharmaceuticals*...................       450          1,813
  Nanosphere, Inc.*..........................        60            400
  Neurocrine Biosciences, Inc.*..............       330          1,792
  Neurogen Corp.*............................       270            265
  Novacea, Inc.*.............................        60            175
  Omrix Biopharmaceuticals, Inc.*............       120          1,782
  Onyx Pharmaceuticals, Inc.*................       470         16,525
  Orexigen Therapeutics, Inc.*...............        80            850
  OSI Pharmaceuticals, Inc.*.................       500         17,325
  Osiris Therapeutics, Inc.*.................       130          1,504
  Poniard Pharmaceuticals, Inc.*.............       200            734
  Progenics Pharmaceuticals, Inc.*...........       220          2,963
  Protalix BioTherapeutics, Inc.*............        20             55
  Regeneron Pharmaceuticals, Inc.*...........       550         10,791
  Rigel Pharmaceuticals, Inc.*...............       310          6,975
  Savient Pharmaceuticals, Inc.*.............       460         10,046
  Seattle Genetics, Inc.*....................       500          5,080
  Senomyx, Inc.*.............................       260          1,560
  Synta Pharmaceuticals Corp.*...............        40            268
  Telik, Inc.*...............................       450            949
  Tercica, Inc.*.............................       280          1,392
  Trubion Pharmaceuticals, Inc.*.............        70            494
  United Therapeutics Corp.*.................       190         16,055
  Vanda Pharmaceuticals, Inc.*...............       230            812
  XOMA, Ltd.*................................     1,130          2,735
  Zymogenetics, Inc.*........................       340          3,026
                                                           -----------
TOTAL BIOTECHNOLOGY                                            347,377
                                                           -----------

  BUILDING PRODUCTS 0.4%
  AAON, Inc. ................................       120          2,170
  American Woodmark Corp. ...................        90          1,698
  Ameron International Corp. ................        80          7,904
  Apogee Enterprises, Inc. ..................       250          5,577
  Builders FirstSource, Inc.*................       130            857
  China Architectural Engineering, Inc.*.....        40            218
  Gibraltar Industries, Inc. ................       220          2,299
  Griffon Corp.*.............................       260          2,431
  Insteel Industries, Inc. ..................       160          1,994
  NCI Building Systems, Inc.*................       170          4,104
  PGT, Inc.*.................................        90            287
  Quanex Building Products Corp.*............       320          5,440
  Simpson Manufacturing Co., Inc. ...........       320          8,445
  Trex Co., Inc.*............................       100            910
  Universal Forest Products, Inc. ...........       140          4,859
                                                           -----------
TOTAL BUILDING PRODUCTS                                         49,193
                                                           -----------

  CAPITAL MARKETS 1.5%
  Apollo Investment Corp. ...................     1,031         16,674
  Ares Capital Corp. ........................       801          9,014
  BGC Partners, Inc. -- Class A*.............       170          1,639
  BlackRock Kelso Capital Corp. .............        91          1,114
  Calamos Asset Management, Inc. ............       170          3,051
  Capital Southwest Corp. ...................        30          3,568
  Cohen & Steers, Inc. ......................       150          4,188
  Cowen Group, Inc.*.........................       130            865
  Epoch Holding Corp. .......................        70            832
  Evercore Partners, Inc. -- Class A.........        80          1,349
  FBR Capital Markets Corp.*.................       270          1,755
  FCStone Group, Inc.*.......................        80          3,314
  GAMCO Investors, Inc. .....................        50          2,301
  GFI Group, Inc. ...........................       550          6,462
  Gladstone Capital Corp. ...................       180          3,380
  Greenhill & Co., Inc. .....................       150          9,757
  Hercules Technology Growth Capital, Inc. ..       280          2,842
  HFF, Inc. -- Class A*......................       140            881
  Kayne Anderson Energy Development Co. .....        90          1,996
  KBW, Inc.*.................................       250          5,935
  Knight Capital Group, Inc.*................       840         15,716
  Kohlberg Capital Corp. ....................       145          1,455
  LaBranche & Co., Inc.*.....................       460          2,939
  Ladenburg Thalmann Financial Services,
     Inc.*...................................       840          1,638
  MCG Capital Corp. .........................       620          4,749
  MVC Capital, Inc. .........................       210          3,268
  NGP Capital Resources Co. .................       150          2,420
  optionsXpress Holdings, Inc. ..............       380          8,159
  Patriot Capital Funding, Inc. .............       180          1,832
  PennantPark Investment Corp. ..............       170          1,260
  Penson Worldwide, Inc.*....................       110          1,197
  Piper Jaffray Cos., Inc.*..................       150          5,589
  Prospect Capital Corp. ....................       200          2,968
  Pzena Investment Management, Inc. .........        50            608
  Riskmetrics Group, Inc.*...................       180          3,177
  Sanders Morris Harris Group, Inc. .........       160          1,317
  Stifel Financial Corp.*....................       130          6,145
  SWS Group, Inc. ...........................       190          2,493
  Thomas Weisel Partners Group, Inc.*........       190          1,252
  TICC Capital Corp. ........................       181          1,316
  TradeStation Group, Inc.*..................       250          2,333
  U.S. Global Investors, Inc. -- Class A.....       100          1,297
  W.P. Stewart & Co., Ltd. ..................       190            287
  Waddell & Reed Financial, Inc. -- Class A..       720         24,379
                                                           -----------
TOTAL CAPITAL MARKETS                                          178,711
                                                           -----------

  CHEMICALS 2.5%
  A. Schulman, Inc. .........................       230          4,876
  American Vanguard Corp. ...................       160          2,768
  Arch Chemicals, Inc. ......................       210          7,155
  Balchem Corp. .............................       150          3,429
  Calgon Carbon Corp.*.......................       350          4,987
  CF Industries Holdings, Inc. ..............       480         64,176
  Ferro Corp. ...............................       370          6,505
  Flotek Industries, Inc.*...................       200          3,744
  GenTek, Inc.*..............................        70          2,174
  Georgia Gulf Corp. ........................       300          1,803
  H.B. Fuller Co. ...........................       500         11,540
  Hercules, Inc. ............................     1,000         18,800
  Innophos Holdings, Inc. ...................       180          3,224
  Innospec, Inc. ............................       210          4,282
  Koppers Holdings, Inc. ....................       150          7,266
  Kronos Worldwide, Inc. ....................        20            585
  Landec Corp.*..............................       190          1,541
  LSB Industries, Inc.*......................       130          1,990


See Notes to Financial Statements.

SEMI-ANNUAL REPORT 26


RYDEX 2x RUSSELL 2000(R) ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                                MARKET
                                                  SHARES         VALUE
----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Minerals Technologies, Inc. ...............       160        $10,838
  NewMarket Corp. ...........................       120          7,792
  NL Industries, Inc. .......................        60            665
  Olin Corp. ................................       640         12,909
  OM Group, Inc.*............................       260         14,237
  PolyOne Corp.*.............................       800          5,904
  Rockwood Holdings, Inc.*...................       300         11,073
  Sensient Technologies Corp. ...............       400         11,908
  ShengdaTech, Inc.*.........................       250          1,930
  Spartech Corp. ............................       260          2,324
  Stepan Co. ................................        50          1,967
  Terra Industries, Inc.*....................       800         30,288
  Tronox, Inc. ..............................       360          1,076
  Valhi, Inc. ...............................        60          1,597
  WR Grace & Co.*............................       600         15,216
  Zep, Inc. .................................       190          2,816
  Zoltek Cos., Inc.*.........................       210          5,601
                                                           -----------
TOTAL CHEMICALS                                                288,986
                                                           -----------

  COMMERCIAL BANKS 4.7%
  1st Source Corp. ..........................       120          2,378
  AMCORE Financial, Inc. ....................       190          2,364
  AmericanWest Bancorp.......................       150            547
  Ameris Bancorp.............................       120          1,798
  Bancfirst Corp. ...........................        70          3,061
  Banco Latinoamericano de Exportaciones,
     S.A. -- Class E.........................       230          4,324
  Bancorp, Inc.*.............................       100          1,106
  Bank of the Ozarks, Inc. ..................       110          2,744
  Banner Corp. ..............................       130          2,808
  Boston Private Financial Holdings, Inc. ...       320          2,976
  Capital City Bank Group, Inc. .............       100          2,625
  Capital Corp. of the West..................        80            548
  Capitol Bancorp, Ltd. .....................       120          2,063
  Cascade Bancorp............................       190          1,733
  Cathay General Bancorp.....................       440          7,502
  Centennial Bank Holdings, Inc.*............       440          2,754
  Center Financial Corp. ....................        90            937
  Central Pacific Financial Corp. ...........       250          4,590
  Chemical Financial Corp. ..................       210          5,099
  Citizens Republic Bancorp, Inc. ...........       650          5,362
  City Bank..................................       120          2,174
  City Holding Co. ..........................       140          5,821
  CoBiz, Inc. ...............................       160          1,778
  Columbia Banking System, Inc. .............       150          4,062
  Community Bancorp*.........................        90            999
  Community Bank System, Inc. ...............       260          6,627
  Community Trust Bancorp, Inc. .............       130          3,908
  CVB Financial Corp. .......................       570          6,544
  Enterprise Financial Services Corp. .......        90          1,930
  F.N.B. Corp. ..............................       740         11,440
  First BanCorp. ............................       800          8,232
  First Bancorp..............................       100          1,882
  First Charter Corp. .......................       300          9,114
  First Commonwealth Financial Corp. ........       640          7,968
  First Community Bancorp....................       210          4,513
  First Community Bancshares, Inc. ..........        90          3,008
  First Financial Bancorp....................       290          3,805
  First Financial Bankshares, Inc. ..........       180          8,098
  First Financial Corp. .....................       110          3,498
  First Merchants Corp. .....................       160          4,091
  First Midwest Bancorp, Inc. ...............       430         10,978
  First Regional Bancorp*....................        70          1,039
  First South Bancorp, Inc. .................        70          1,564
  First State Bancorp........................       180          1,674
  FirstMerit Corp. ..........................       690         14,159
  Frontier Financial Corp. ..................       360          5,760
  Glacier Bancorp, Inc. .....................       450          9,261
  Great Southern Bancorp, Inc. ..............        90          1,357
  Greene Bankshares, Inc. ...................       100          2,003
  Hancock Holding Co. .......................       230          9,492
  Hanmi Financial Corp. .....................       330          2,307
  Harleysville National Corp. ...............       260          3,760
  Heartland Financial USA, Inc. .............       110          2,475
  Heritage Commerce Corp. ...................       120          2,122
  Home Bancshares, Inc. .....................       110          2,555
  Horizon Financial Corp. ...................       110          1,351
  IBERIABANK Corp. ..........................       100          4,820
  Independent Bank Corp. ....................       120          3,508
  Independent Bank Corp. ....................       190          1,516
  Integra Bank Corp. ........................       180          2,630
  International Bancshares Corp. ............       440         10,996
  Investors Bancorp, Inc.*...................       440          6,455
  Irwin Financial Corp. .....................       160            934
  Lakeland Bancorp, Inc. ....................       170          2,633
  Lakeland Financial Corp. ..................       100          2,329
  Macatawa Bank Corp. .......................       130          1,478
  MainSource Financial Group, Inc. ..........       160          2,370
  MB Financial, Inc. ........................       300          8,610
  Midwest Banc Holdings, Inc. ...............       190          1,953
  Nara Bancorp, Inc. ........................       190          2,495
  National Penn Bancshares, Inc. ............       670         11,182
  NBT Bancorp, Inc. .........................       280          6,378
  Northfield Bancorp, Inc.*..................       170          1,773
  Old National Bancorp.......................       570          9,753
  Old Second Bancorp, Inc. ..................       120          2,944
  Oriental Financial Group...................       180          3,384
  Pacific Capital Bancorp....................       410          8,356
  Park National Corp. .......................       100          7,601
  Peoples Bancorp, Inc. .....................        90          2,184
  Pinnacle Financial Partners, Inc.*.........       190          5,149
  Preferred Bank.............................        80            937
  PrivateBancorp, Inc. ......................       160          5,438
  Prosperity Bancshares, Inc. ...............       310          9,601
  Provident Bankshares Corp. ................       280          3,587
  Renasant Corp. ............................       180          4,171
  Republic Bancorp, Inc. ....................        80          1,850
  Royal Bancshares of Pennsylvania,
     Inc. -- Class A.........................        50            543
  S&T Bancorp, Inc. .........................       210          7,155
  S.Y. Bancorp, Inc. ........................       100          2,463
  Sandy Spring Bancorp, Inc. ................       140          3,570
  Santander Bancorp..........................        40            452
  SCBT Financial Corp. ......................        90          3,057
  Seacoast Banking Corp. of Florida..........       130          1,366
  Security Bank Corp. .......................       180          1,382
  Sierra Bancorp.............................        70          1,513
  Signature Bank*............................       260          6,859
  Simmons First National Corp. ..............       120          3,841
  South Financial Group, Inc. ...............       640          3,866
  Southside Bancshares, Inc. ................       101          2,425
  Southwest Bancorp, Inc. ...................       120          2,112
  Sterling Bancorp...........................       160          2,626
  Sterling Bancshares, Inc. .................       640          6,650
  Sterling Financial Corp. ..................       440          5,372


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 27



RYDEX 2x RUSSELL 2000(R) ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                                MARKET
                                                  SHARES         VALUE
----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Suffolk Bancorp............................        90         $2,914
  Sun Bancorp, Inc.*.........................       140          1,623
  Superior Bancorp*..........................        90          1,597
  Susquehanna Bancshares, Inc. ..............       730         14,520
  SVB Financial Group*.......................       280         13,625
  Taylor Capital Group, Inc. ................        50            746
  Texas Capital Bancshares, Inc.*............       200          3,690
  Tompkins Financial Corp. ..................        60          2,902
  Trico Bancshares...........................       120          2,041
  Trustmark Corp. ...........................       420          9,148
  UCBH Holdings, Inc. .......................       860          6,261
  UMB Financial Corp. .......................       270         13,403
  Umpqua Holdings Corp. .....................       530          7,817
  Union Bankshares Corp. ....................       110          2,108
  United Bankshares, Inc. ...................       330          9,600
  United Community Banks, Inc. ..............       360          4,943
  United Security Bancshares Co. ............        70            998
  Univest Corp. of Pennsylvania..............       110          2,818
  Virginia Commerce Bancorp, Inc.*...........       160          1,128
  W Holding Co., Inc. .......................       980          1,029
  Washington Trust Bancorp, Inc. ............       100          2,418
  WesBanco, Inc. ............................       220          4,732
  West Coast Bancorp.........................       140          1,807
  Westamerica Bancorp........................       260         15,194
  Western Alliance Bancorp*..................       140          1,788
  Wilshire Bancorp, Inc. ....................       150          1,236
  Wintrust Financial Corp. ..................       210          6,661
                                                           -----------
TOTAL COMMERCIAL BANKS                                         557,682
                                                           -----------

  COMMERCIAL SERVICES & SUPPLIES 3.7%
  ABM Industries, Inc. ......................       370          7,748
  ACCO Brands Corp.*.........................       460          6,403
  Administaff, Inc. .........................       190          4,976
  Advisory Board Co.*........................       160          7,459
  American Ecology Corp. ....................       140          3,721
  American Reprographics Co.*................       260          4,126
  AMREP Corp. ...............................        10            522
  Arrowhead Research Corp.*..................       290            777
  Barrett Business Services, Inc. ...........        60            720
  Bowne & Co., Inc. .........................       240          3,994
  Casella Waste Systems, Inc. -- Class A*....       200          2,132
  CBIZ, Inc.*................................       410          3,637
  CDI Corp. .................................       110          2,992
  Cenveo, Inc.*..............................       460          4,724
  Clean Harbors, Inc.*.......................       140          9,236
  Comfort Systems USA, Inc. .................       350          4,760
  CompX International, Inc. .................        10             63
  COMSYS IT Partners, Inc.*..................       150          1,227
  Consolidated Graphics, Inc.*...............        70          4,072
  Cornell Cos., Inc.*........................        90          2,045
  CoStar Group, Inc.*........................       170          8,151
  Courier Corp. .............................        90          2,119
  CRA International, Inc.*...................        90          3,103
  Deluxe Corp. ..............................       450          9,567
  Diamond Management & Technology
     Consultants, Inc. ......................       230          1,415
  Duff & Phelps Corp.*.......................        80          1,446
  EnergySolutions, Inc. .....................       260          5,681
  EnerNOC, Inc.*.............................        40            617
  Ennis, Inc. ...............................       220          3,727
  Exponent, Inc.*............................       130          4,386
  First Advantage Corp.*.....................        60          1,231
  FTI Consulting, Inc.*......................       410         26,240
  Fuel Tech, Inc.*...........................       150          3,855
  G&K Services, Inc. ........................       170          5,360
  Geo Group, Inc.*...........................       430         11,373
  GeoEye, Inc.*..............................       150          3,454
  Healthcare Services Group, Inc. ...........       360          5,494
  Heidrick & Struggles International, Inc. ..       150          4,489
  Herman Miller, Inc. .......................       490         11,432
  Hudson Highland Group, Inc.*...............       220          1,951
  Huron Consulting Group, Inc.*..............       160          6,698
  ICT Group, Inc.*...........................        70            765
  IHS, Inc.*.................................       290         19,154
  IKON Office Solutions, Inc. ...............       690          7,555
  Innerworkings, Inc.*.......................       200          2,688
  Interface, Inc. ...........................       470          6,035
  Kelly Services, Inc. ......................       200          4,450
  Kenexa Corp.*..............................       200          3,498
  Kforce, Inc.*..............................       280          2,304
  Kimball International, Inc. ...............       230          2,362
  Knoll, Inc. ...............................       430          5,599
  Korn/Ferry International*..................       410          7,651
  Layne Christensen Co.*.....................       140          5,974
  LECG Corp.*................................       220          2,286
  M&F Worldwide Corp.*.......................       100          3,440
  McGrath Rentcorp...........................       220          5,683
  Mine Safety Appliances Co. ................       240          8,921
  Mobile Mini, Inc.*.........................       310          6,587
  Multi-Color Corp. .........................        70          1,436
  Navigant Consulting, Inc.*.................       410          8,249
  Odyssey Marine Exploration, Inc.*..........       350          1,691
  On Assignment, Inc.*.......................       300          2,109
  PeopleSupport, Inc.*.......................       190          1,879
  PHH Corp.*.................................       460          9,030
  Pike Electric Corp.*.......................       150          2,406
  Protection One, Inc.*......................        60            618
  Resources Connection, Inc. ................       390          7,882
  Rollins, Inc. .............................       370          5,894
  RSC Holdings, Inc.*........................       180          1,663
  Schawk, Inc. ..............................       130          2,084
  School Specialty, Inc.*....................       170          5,005
  Spherion Corp.*............................       490          2,421
  Standard Parking Corp.*....................        80          1,714
  Standard Register Co. .....................       150          1,422
  Team, Inc.*................................       140          4,162
  TeleTech Holdings, Inc.*...................       360          8,255
  Tetra Tech, Inc.*..........................       500         10,565
  TrueBlue, Inc.*............................       380          4,837
  United Stationers, Inc.*...................       200          8,818
  Viad Corp. ................................       180          5,663
  Volt Information Sciences, Inc.*...........       110          1,467
  Waste Connections, Inc.*...................       590         18,921
  Waste Industries USA, Inc. ................        40          1,510
  Waste Services, Inc.*......................       170          1,328
  Watson Wyatt Worldwide, Inc. ..............       370         21,689
                                                           -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                           434,793
                                                           -----------

  COMMUNICATIONS EQUIPMENT 1.8%
  3Com Corp.*................................     3,350          8,006
  Acme Packet, Inc.*.........................       190          1,739
  Adtran, Inc. ..............................       470         11,120
  Airvana, Inc.*.............................        70            452
  Anaren, Inc.*..............................       130          1,751


See Notes to Financial Statements.

SEMI-ANNUAL REPORT 28


RYDEX 2x RUSSELL 2000(R) ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                                MARKET
                                                  SHARES         VALUE
----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Arris Group, Inc.*.........................     1,150         $9,315
  Aruba Networks, Inc.*......................        70            417
  Avanex Corp.*..............................     1,680          1,445
  Avocent Corp.*.............................       390          7,609
  Bel Fuse, Inc. ............................       100          2,607
  BigBand Networks, Inc.*....................       110            810
  Black Box Corp. ...........................       150          4,459
  Blue Coat Systems, Inc.*...................       280          5,911
  Comtech Group, Inc.*.......................       170          2,213
  Comtech Telecommunications Corp.*..........       200          7,746
  Digi International, Inc.*..................       220          1,813
  Ditech Networks, Inc.*.....................       220            627
  Dycom Industries, Inc.*....................       350          5,033
  EMS Technologies, Inc.*....................       130          3,362
  Extreme Networks*..........................     1,020          3,091
  Finisar Corp.*.............................     2,310          3,118
  Foundry Networks, Inc.*....................     1,260         16,040
  Harmonic, Inc.*............................       800          6,616
  Harris Stratex Networks, Inc.*.............       220          2,088
  Hughes Communications, Inc.*...............        60          3,240
  Infinera Corp.*............................       150          1,899
  InterDigital, Inc.*........................       400          8,108
  Ixia*......................................       380          2,694
  Loral Space & Communications, Ltd.*........       100          2,159
  MasTec, Inc.*..............................       370          3,030
  MRV Communications, Inc.*..................     1,360          2,135
  NETGEAR, Inc.*.............................       300          4,863
  Network Equipment Technologies, Inc.*......       250          1,625
  Neutral Tandem, Inc.*......................        60          1,154
  Nextwave Wireless, Inc.*...................       260          1,661
  Oplink Communications, Inc.*...............       180          1,730
  OpNext, Inc.*..............................       160            944
  Optium Corp.*..............................       110            855
  Orbcomm, Inc.*.............................       230          1,355
  Packeteer, Inc.*...........................       310          2,186
  Plantronics, Inc. .........................       410         10,213
  Polycom, Inc.*.............................       790         17,696
  Powerwave Technologies, Inc.*..............     1,120          3,058
  SeaChange International, Inc.*.............       250          1,790
  ShoreTel, Inc.*............................        80            370
  Sonus Networks, Inc.*......................     2,300          9,223
  Starent Networks Corp.*....................       110          1,740
  Sycamore Networks, Inc.*...................     1,590          5,120
  Symmetricom, Inc.*.........................       400          1,716
  Tekelec*...................................       520          7,654
  Utstarcom, Inc.*...........................       910          2,958
  ViaSat, Inc.*..............................       210          4,641
                                                           -----------
TOTAL COMMUNICATIONS EQUIPMENT                                 213,205
                                                           -----------

  COMPUTERS & PERIPHERALS 0.8%
  3PAR, Inc.*................................        60            482
  Adaptec, Inc.*.............................     1,020          2,846
  Avid Technology, Inc.*.....................       330          6,887
  Compellent Technologies, Inc.*.............        60            765
  Cray, Inc.*................................       280          1,744
  Data Domain, Inc.*.........................        80          1,740
  Electronics for Imaging, Inc.*.............       460          6,633
  Emulex Corp.*..............................       740          9,687
  Hutchinson Technology, Inc.*...............       220          3,111
  Hypercom Corp.*............................       460          1,964
  Imation Corp. .............................       280          6,563
  Immersion Corp.*...........................       260          2,935
  Intermec, Inc.*............................       520         10,983
  Intevac, Inc.*.............................       180          2,390
  Isilon Systems, Inc.*......................        70            339
  Netezza Corp.*.............................        90            954
  Novatel Wireless, Inc.*....................       280          2,498
  Palm, Inc. ................................       890          5,126
  Quantum Corp.*.............................     1,690          2,958
  Rackable Systems, Inc.*....................       250          2,750
  Rimage Corp.*..............................        90          1,608
  Silicon Graphics, Inc.*....................        60            648
  STEC, Inc.*................................       280          2,570
  Stratasys, Inc.*...........................       180          3,499
  Super Micro Computer, Inc.*................        80            597
  Synaptics, Inc.*...........................       210          7,128
                                                           -----------
TOTAL COMPUTERS & PERIPHERALS                                   89,405
                                                           -----------

  CONSTRUCTION & ENGINEERING 0.5%
  Aecom Technology Corp.*....................       370         10,160
  EMCOR Group, Inc.*.........................       550         13,783
  Granite Construction, Inc. ................       290          9,947
  Great Lakes Dredge & Dock Corp. ...........       100            598
  Insituform Technologies, Inc. -- Class A*..       230          3,891
  Integrated Electrical Services, Inc.*......       120          2,008
  Michael Baker Corp.*.......................        60          1,264
  Northwest Pipe Co.*........................        80          3,402
  Perini Corp.*..............................       230          8,321
                                                           -----------
TOTAL CONSTRUCTION & ENGINEERING                                53,374
                                                           -----------

  CONSTRUCTION MATERIALS 0.2%
  Headwaters, Inc.*..........................       340          3,886
  Texas Industries, Inc. ....................       240         18,579
  U.S. Concrete, Inc.*.......................       290            957
                                                           -----------
TOTAL CONSTRUCTION MATERIALS                                    23,422
                                                           -----------

  CONSUMER FINANCE 0.3%
  Advance America, Cash Advance Centers,
     Inc. ...................................       530          4,669
  Advanta Corp. .............................       320          2,810
  Cardtronics, Inc.*.........................       100            829
  Cash America International, Inc. ..........       260         10,605
  CompuCredit Corp.*.........................       160          1,293
  Credit Acceptance Corp.*...................        40            770
  Dollar Financial Corp.*....................       140          3,021
  Ezcorp, Inc.*..............................       320          3,885
  First Cash Financial Services, Inc.*.......       210          3,116
  Nelnet, Inc. -- Class A....................       150          1,919
  QC Holdings, Inc. .........................        70            614
  World Acceptance Corp.*....................       150          5,907
                                                           -----------
TOTAL CONSUMER FINANCE                                          39,438
                                                           -----------

  CONTAINERS & PACKAGING 0.6%
  AEP Industries, Inc.*......................        50          1,411
  AptarGroup, Inc. ..........................       600         26,490
  Boise, Inc.*...............................       360          1,505
  Chesapeake Corp.*..........................       170            745
  Graphic Packaging Holding Co.*.............       590          1,652
  Greif, Inc. ...............................       290         18,734
  Myers Industries, Inc. ....................       240          3,019
  Rock-Tenn Co. .............................       290          9,840
  Silgan Holdings, Inc. .....................       210         11,189
                                                           -----------
TOTAL CONTAINERS & PACKAGING                                    74,585
                                                           -----------


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 29



RYDEX 2x RUSSELL 2000(R) ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                                MARKET
                                                  SHARES         VALUE
----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)


  DISTRIBUTORS 0.2%
  Audiovox Corp. -- Class A*.................       140         $1,529
  Building Materials Holding Corp. ..........       250          1,165
  Core-Mark Holding Co., Inc.*...............        80          2,293
  LKQ Corp.*.................................       970         21,107
  Source Interlink Cos., Inc.*...............       300            423
                                                           -----------
TOTAL DISTRIBUTORS                                              26,517
                                                           -----------

  DIVERSIFIED CONSUMER SERVICES 1.3%
  American Public Education, Inc.*...........        50          1,611
  Bright Horizons Family Solutions, Inc.*....       230         10,904
  Capella Education Co.*.....................        90          5,804
  Coinstar, Inc.*............................       240          7,654
  Corinthian Colleges, Inc.*.................       750          8,512
  CPI Corp. .................................        40            754
  DeVry, Inc. ...............................       520         29,640
  INVESTools, Inc.*..........................       450          5,215
  Jackson Hewitt Tax Service, Inc. ..........       240          3,578
  K12, Inc.*.................................        50          1,274
  Lincoln Educational Services Corp.*........        40            467
  Matthews International Corp. -- Class A....       270         13,349
  Pre-Paid Legal Services, Inc.*.............        70          3,062
  Regis Corp. ...............................       380         11,096
  Sotheby's..................................       570         15,789
  Steiner Leisure, Ltd.*.....................       140          4,633
  Stewart Enterprises, Inc. .................       820          5,601
  Strayer Education, Inc. ...................       130         24,140
  Universal Technical Institute, Inc.*.......       180          2,041
                                                           -----------
TOTAL DIVERSIFIED CONSUMER SERVICES                            155,124
                                                           -----------

  DIVERSIFIED FINANCIAL SERVICES 0.3%
  Ampal-American Israel Corp. -- Class A*....       180          1,111
  Asset Acceptance Capital Corp. ............       130          1,566
  Asta Funding, Inc. ........................       100          1,427
  Compass Diversified Holdings...............       180          2,207
  Encore Capital Group, Inc.*................       140            938
  Financial Federal Corp. ...................       220          5,137
  Interactive Brokers Group, Inc.*...........       340         10,734
  MarketAxess Holdings, Inc.*................       270          2,373
  NewStar Financial, Inc.*...................       160            861
  Pico Holdings, Inc.*.......................       130          4,592
  Portfolio Recovery Associates, Inc. .......       130          5,721
  Primus Guaranty, Ltd.*.....................       390          1,739
  Resource America, Inc. ....................       110            958
                                                           -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES                            39,364
                                                           -----------

  DIVERSIFIED TELECOMMUNICATION SERVICES 0.9%
  Alaska Communications Systems Group,
     Inc. ...................................       370          4,137
  Atlantic Tele-Network, Inc. ...............        80          2,490
  Cbeyond, Inc.*.............................       180          3,553
  Cincinnati Bell, Inc.*.....................     2,130          9,883
  Cogent Communications Group, Inc.*.........       400          8,404
  Consolidated Communications Holdings,
     Inc. ...................................       200          2,860
  Fairpoint Communications, Inc. ............       780          7,184
  General Communication, Inc. -- Class A*....       460          2,857
  Global Crossing Ltd.*......................       310          5,183
  Globalstar, Inc.*..........................       170            551
  Hungarian Telephone & Cable Corp.*.........        30            484
  iBasis, Inc. ..............................       290            925
  IDT Corp. -- Class B*......................       390          1,494
  Iowa Telecommunications Services, Inc. ....       270          4,676
  NTELOS Holdings Corp. .....................       240          6,211
  PAETEC Holding Corp.*......................       640          4,934
  Premiere Global Services, Inc.*............       530          7,696
  Shenandoah Telecom Co. ....................       200          2,712
  SureWest Communications....................       120          1,669
  Time Warner Telecom, Inc.*.................     1,250         24,500
  Vonage Holdings Corp.*.....................       560          1,103
                                                           -----------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                   103,506
                                                           -----------

  ELECTRIC UTILITIES 1.3%
  Allete, Inc. ..............................       220          9,189
  Aquila, Inc.*..............................     3,230         11,628
  Central Vermont Public Service Corp. ......        90          2,097
  Cleco Corp. ...............................       510         12,245
  El Paso Electric Co.*......................       390          8,802
  Empire District Electric Co. ..............       290          6,041
  IDACORP, Inc. .............................       380         12,327
  ITC Holdings Corp. ........................       420         23,428
  MGE Energy, Inc. ..........................       180          6,262
  NorthWestern Corp. ........................       340          8,439
  Otter Tail Corp. ..........................       260          9,641
  Portland General Electric Co. .............       260          6,240
  UIL Holdings Corp. ........................       220          6,886
  Unisource Energy Corp. ....................       300          9,372
  Westar Energy, Inc. .......................       860         19,943
                                                           -----------
TOTAL ELECTRIC UTILITIES                                       152,540
                                                           -----------

  ELECTRICAL EQUIPMENT 1.6%
  Acuity Brands, Inc. .......................       350         16,744
  American Superconductor Corp.*.............       350          8,848
  AO Smith Corp. ............................       180          5,569
  AZZ, Inc.*.................................       100          2,668
  Baldor Electric Co. .......................       390         12,636
  Belden CDT, Inc. ..........................       390         13,159
  Brady Corp. ...............................       430         14,599
  Coleman Cable, Inc.*.......................        70            844
  Encore Wire Corp. .........................       200          4,520
  Energy Conversion Devices, Inc.*...........       340         11,081
  EnerSys*...................................       180          4,212
  Evergreen Solar, Inc.*.....................       870          7,473
  Franklin Electric Co., Inc. ...............       170          6,582
  FuelCell Energy, Inc.*.....................       570          5,033
  GrafTech International, Ltd.*..............       900         17,685
  II-VI, Inc.*...............................       200          7,428
  LSI Industries, Inc. ......................       160          1,754
  Medis Technologies, Ltd.*..................       210          1,762
  Orion Energy Systems, Inc.*................        80            894
  Polypore International, Inc.*..............       130          3,043
  Powell Industries, Inc.*...................        70          2,945
  Power-One, Inc.*...........................       600          1,794
  Preformed Line Products Co. ...............        20            986
  Regal-Beloit Corp. ........................       280         10,385
  Superior Essex, Inc.*......................       180          5,351
  Vicor Corp. ...............................       170          2,050
  Woodward Governor Co. .....................       520         18,268
                                                           -----------
TOTAL ELECTRICAL EQUIPMENT                                     188,313
                                                           -----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 2.2%
  Acacia Research -- Acacia Technologies*....       260          1,383
  Agilysys, Inc. ............................       200          2,192
  Anixter International, Inc.*...............       270         15,382
  Benchmark Electronics, Inc.*...............       630         11,201


See Notes to Financial Statements.

SEMI-ANNUAL REPORT 30


RYDEX 2x RUSSELL 2000(R) ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                                MARKET
                                                  SHARES         VALUE
----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Brightpoint, Inc.*.........................       440         $4,030
  Checkpoint Systems, Inc.*..................       340          8,816
  Cogent, Inc.*..............................       380          3,545
  Cognex Corp. ..............................       380          9,576
  Comverge, Inc.*............................        60            787
  CPI International, Inc.*...................        60            687
  CTS Corp. .................................       290          3,263
  Daktronics, Inc. ..........................       270          3,993
  DTS, Inc.*.................................       160          4,720
  Echelon Corp.*.............................       260          2,928
  Electro Scientific Industries, Inc.*.......       250          4,102
  Excel Technology, Inc.*....................       100          2,359
  FARO Technologies, Inc.*...................       140          4,934
  FLIR Systems, Inc.*........................     1,140         39,136
  Gerber Scientific, Inc.*...................       200          1,854
  ICx Technologies, Inc.*....................        40            242
  Insight Enterprises, Inc.*.................       420          5,065
  IPG Photonics Corp.*.......................        90          1,506
  Itron, Inc.*...............................       260         24,201
  KEMET Corp.*...............................       720          2,930
  L-1 Identity Solutions, Inc.*..............       550          7,925
  Littelfuse, Inc.*..........................       190          6,984
  LoJack Corp.*..............................       160          1,582
  Measurement Specialties, Inc.*.............       120          1,943
  Mercury Computer Systems, Inc.*............       190          1,524
  Methode Electronics, Inc. .................       310          3,360
  MTS Systems Corp. .........................       150          5,157
  Multi-Fineline Electronix, Inc.*...........        70          1,323
  Newport Corp.*.............................       280          3,223
  OSI Systems, Inc.*.........................       130          3,179
  Park Electrochemical Corp. ................       170          4,607
  PC Connection, Inc.*.......................        80            598
  Plexus Corp.*..............................       400          9,636
  Radisys Corp.*.............................       190          1,792
  Rofin-Sinar Technologies, Inc.*............       270         10,282
  Rogers Corp.*..............................       150          5,136
  Scansource, Inc.*..........................       220          5,493
  Smart Modular Technologies WWH, Inc.*......       430          2,593
  SYNNEX Corp.*..............................       140          3,343
  Technitrol, Inc. ..........................       350          7,350
  TTM Technologies, Inc.*....................       360          4,792
  Universal Display Corp.*...................       230          3,402
  X-Rite, Inc.*..............................       250            630
  Zygo Corp.*................................       130          1,516
                                                           -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                       256,202
                                                           -----------

  ENERGY EQUIPMENT & SERVICES 2.6%
  Allis-Chalmers Energy, Inc.*...............       220          3,527
  Atwood Oceanics, Inc.*.....................       240         24,166
  Basic Energy Services, Inc.*...............       350          8,120
  Bristow Group, Inc.*.......................       170          8,968
  Bronco Drilling Co., Inc.*.................       220          3,784
  Cal Dive International, Inc.*..............       370          4,510
  CARBO Ceramics, Inc. ......................       170          8,080
  Complete Production Services, Inc.*........       370          9,994
  Dawson Geophysical Co.*....................        70          5,064
  Dril-Quip, Inc.*...........................       230         13,147
  ENGlobal Corp.*............................       140          1,407
  Exterran Holdings, Inc.*...................       520         34,731
  Geokinetics, Inc.*.........................        60          1,139
  Grey Wolf, Inc.*...........................     1,590          9,969
  Gulf Island Fabrication, Inc. .............        90          3,559
  Gulfmark Offshore, Inc.*...................       200         11,960
  Hercules Offshore, Inc.*...................       720         18,979
  Hornbeck Offshore Services, Inc.*..........       200          9,974
  ION Geophysical Corp.*.....................       710         11,310
  Lufkin Industries, Inc. ...................       130          9,809
  Matrix Service Co.*........................       230          4,625
  NATCO Group, Inc.*.........................       160          8,096
  Newpark Resources, Inc.*...................       770          4,227
  Oil States International, Inc.*............       420         21,025
  OYO Geospace Corp.*........................        30          1,452
  Parker Drilling Co.*.......................       960          7,699
  PHI, Inc.*.................................       120          4,508
  Pioneer Drilling Co.*......................       430          7,022
  RPC, Inc. .................................       280          3,576
  SulphCo, Inc.*.............................       400          1,408
  Superior Well Services, Inc.*..............       140          3,333
  T-3 Energy Services, Inc.*.................        50          2,640
  Trico Marine Services, Inc.*...............       100          3,769
  Union Drilling, Inc.*......................       120          2,029
  W-H Energy Services, Inc.*.................       260         20,095
  Willbros Group, Inc.*......................       320         11,549
                                                           -----------
TOTAL ENERGY EQUIPMENT & SERVICES                              309,250
                                                           -----------

  FOOD & STAPLES RETAILING 0.8%
  Andersons, Inc. ...........................       130          5,908
  Arden Group, Inc. -- Class A...............        10          1,340
  Casey's General Stores, Inc. ..............       440          9,737
  Great Atlantic & Pacific Tea Co., Inc.*....       240          6,605
  Ingles Markets, Inc. ......................       110          2,510
  Longs Drug Stores Corp. ...................       280         11,217
  Nash Finch Co. ............................       120          4,390
  Pantry, Inc.*..............................       200          2,170
  Performance Food Group Co.*................       300         10,038
  PriceSmart, Inc. ..........................       120          3,426
  Ruddick Corp. .............................       350         13,545
  Spartan Stores, Inc. ......................       190          3,967
  United Natural Foods, Inc.*................       370          7,326
  Village Super Market -- Class A............        30          1,413
  Weis Markets, Inc. ........................       110          3,378
  Winn-Dixie Stores, Inc.*...................       290          5,142
                                                           -----------
TOTAL FOOD & STAPLES RETAILING                                  92,112
                                                           -----------

  FOOD PRODUCTS 1.1%
  Alico, Inc. ...............................        30          1,198
  American Dairy, Inc.*......................        60            696
  Cal-Maine Foods, Inc. .....................       110          3,251
  Chiquita Brands International, Inc.*.......       370          8,417
  Darling International, Inc.*...............       700         10,689
  Farmer Brothers Co. .......................        60          1,483
  Flowers Foods, Inc. .......................       660         17,087
  Fresh Del Monte Produce, Inc.*.............       260          8,239
  Green Mountain Coffee Roasters, Inc.*......       150          4,830
  Hain Celestial Group, Inc.*................       340          8,391
  Imperial Sugar Co. ........................       100          1,577
  J&J Snack Foods Corp. .....................       120          3,437
  Lancaster Colony Corp. ....................       180          6,874
  Lance, Inc. ...............................       270          5,659
  Maui Land & Pineapple Co., Inc.*...........        40          1,260
  Pilgrim's Pride Corp. .....................       350          8,459
  Ralcorp Holdings, Inc.*....................       220         13,429
  Reddy Ice Holdings, Inc. ..................       190          2,516
  Sanderson Farms, Inc. .....................       150          6,251


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 31



RYDEX 2x RUSSELL 2000(R) ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                                MARKET
                                                  SHARES         VALUE
----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Synutra International, Inc.*...............        40         $1,328
  Tootsie Roll Industries, Inc. .............       320          7,786
  TreeHouse Foods, Inc.*.....................       270          6,121
                                                           -----------
TOTAL FOOD PRODUCTS                                            128,978
                                                           -----------

  GAS UTILITIES 0.8%
  EnergySouth, Inc. .........................        60          3,243
  Laclede Group, Inc. .......................       190          7,186
  New Jersey Resources Corp. ................       360         11,466
  Nicor, Inc. ...............................       390         13,697
  Northwest Natural Gas Co. .................       230         10,320
  Piedmont Natural Gas Co., Inc. ............       640         16,826
  South Jersey Industries, Inc. .............       250          9,127
  Southwest Gas Corp. .......................       360         10,393
  WGL Holdings, Inc. ........................       420         13,776
                                                           -----------
TOTAL GAS UTILITIES                                             96,034
                                                           -----------

  HEALTH CARE EQUIPMENT & SUPPLIES 3.1%
  Abaxis, Inc.*..............................       180          4,586
  Abiomed, Inc.*.............................       250          3,648
  Accuray, Inc.*.............................       140          1,096
  Align Technology, Inc.*....................       510          6,263
  American Medical Systems Holdings, Inc.*...       620          8,742
  Analogic Corp. ............................       110          6,335
  Angiodynamics, Inc.*.......................       180          2,660
  Arthrocare Corp.*..........................       240         10,815
  Aspect Medical Systems, Inc.*..............       130            868
  Cantel Medical Corp.*......................       100            955
  Conceptus, Inc.*...........................       250          4,505
  CONMED Corp.*..............................       240          6,125
  CryoLife, Inc.*............................       210          2,230
  Cutera, Inc.*..............................       110          1,463
  Cyberonics, Inc.*..........................       200          3,160
  Cynosure, Inc. -- Class A*.................        70          1,821
  Datascope Corp. ...........................       110          4,121
  ev3, Inc.*.................................       400          3,324
  Greatbatch, Inc.*..........................       190          3,454
  Haemonetics Corp.*.........................       230         13,163
  Hansen Medical, Inc.*......................        80          1,396
  Hologic, Inc.*.............................     2,110         61,591
  I-Flow Corp.*..............................       180          2,403
  ICU Medical, Inc.*.........................       110          2,763
  Immucor, Inc.*.............................       590         15,918
  Insulet Corp.*.............................        70          1,282
  Integra LifeSciences Holdings Corp.*.......       160          6,779
  Invacare Corp. ............................       250          4,510
  Inverness Medical Innovations, Inc.*.......       650         24,050
  Kensey Nash Corp.*.........................       100          2,916
  Masimo Corp.*..............................       120          3,498
  Medical Action Industries, Inc.*...........       120          1,967
  Mentor Corp. ..............................       290          8,488
  Meridian Bioscience, Inc. .................       340          9,156
  Merit Medical Systems, Inc.*...............       240          3,530
  Micrus Endovascular Corp.*.................       130          1,479
  Minrad International, Inc.*................       410            951
  Natus Medical, Inc.*.......................       190          3,737
  Northstar Neuroscience, Inc.*..............       170            306
  NuVasive, Inc.*............................       300         11,445
  NxStage Medical, Inc.*.....................       170            983
  OraSure Technologies, Inc.*................       400          2,584
  Orthofix International NV*.................       140          4,306
  Palomar Medical Technologies, Inc.*........       160          2,256
  Quidel Corp.*..............................       250          4,003
  RTI Biologics, Inc.*.......................       390          3,955
  Sirona Dental Systems, Inc.*...............       140          3,748
  Sonic Innovations, Inc.*...................       230            984
  SonoSite, Inc.*............................       140          4,465
  Spectranetics Corp.*.......................       270          2,905
  Stereotaxis, Inc.*.........................       230          1,566
  STERIS Corp. ..............................       560         15,518
  SurModics, Inc.*...........................       130          5,781
  Symmetry Medical, Inc.*....................       300          4,209
  Thoratec Corp.*............................       460          7,356
  TomoTherapy, Inc.*.........................       100            976
  Trans1, Inc.*..............................        60            783
  Vital Signs, Inc. .........................        90          4,710
  Volcano Corp.*.............................       250          2,958
  West Pharmaceutical Services, Inc. ........       280         13,135
  Wright Medical Group, Inc.*................       310          8,655
  Zoll Medical Corp.*........................       180          6,008
                                                           -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                         359,343
                                                           -----------

  HEALTH CARE PROVIDERS & SERVICES 2.3%
  Air Methods Corp.*.........................        90          3,609
  Alliance Imaging, Inc.*....................       220          1,793
  Amedisys, Inc.*............................       220         11,396
  American Dental Partners, Inc.*............       110          1,276
  AMERIGROUP Corp.*..........................       450         11,695
  AMN Healthcare Services, Inc.*.............       300          4,377
  Amsurg Corp.*..............................       260          6,640
  Animal Health International, Inc.*.........       100            879
  Apria Healthcare Group, Inc.*..............       380          6,696
  Assisted Living Concepts, Inc.*............       480          3,509
  athenahealth, Inc.*........................        60          1,500
  Bio-Reference Labs, Inc.*..................       100          2,518
  BMP Sunstone Corp.*........................       260          1,843
  Capital Senior Living Corp.*...............       200          1,702
  Centene Corp.*.............................       380          6,981
  Chemed Corp. ..............................       210          7,161
  Corvel Corp.*..............................        70          2,303
  Cross Country Healthcare, Inc.*............       280          3,349
  Emergency Medical Services Corp. -- Class
     A*......................................        80          1,806
  Emeritus Corp.*............................       110          2,711
  Ensign Group, Inc. ........................        40            384
  Genoptix, Inc.*............................        50          1,372
  Gentiva Health Services, Inc.*.............       240          5,218
  HealthExtras, Inc.*........................       270          7,619
  HEALTHSOUTH Corp.*.........................       680         13,376
  Healthspring, Inc.*........................       410          6,904
  Healthways, Inc.*..........................       300         10,959
  HMS Holdings Corp.*........................       190          4,896
  Hythiam, Inc.*.............................       320            867
  inVentiv Health, Inc.*.....................       270          8,027
  IPC The Hospitalist Co., Inc.*.............        50          1,174
  Kindred Healthcare, Inc.*..................       250          5,932
  Landauer, Inc. ............................        80          4,260
  LCA-Vision, Inc. ..........................       160          1,618
  LHC Group, Inc.*...........................       120          1,872
  Magellan Health Services, Inc.*............       340         13,121
  Matria Healthcare, Inc.*...................       180          4,590
  MedCath Corp.*.............................        90          1,670
  Molina Healthcare, Inc.*...................       120          2,980
  MWI Veterinary Supply, Inc.*...............        70          2,413
  National Healthcare Corp. .................        60          3,005


See Notes to Financial Statements.

SEMI-ANNUAL REPORT 32


RYDEX 2x RUSSELL 2000(R) ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                                MARKET
                                                  SHARES         VALUE
----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Nighthawk Radiology Holdings, Inc.*........       180         $1,350
  Odyssey HealthCare, Inc.*..................       290          2,654
  Owens & Minor, Inc. .......................       350         15,862
  PharMerica Corp.*..........................       230          3,917
  Providence Service Corp.*..................       100          2,814
  PSS World Medical, Inc.*...................       550          9,058
  Psychiatric Solutions, Inc.*...............       470         16,314
  RehabCare Group, Inc.*.....................       150          2,550
  Res-Care, Inc.*............................       210          3,421
  Skilled Healthcare Group, Inc.*............       190          2,299
  Sun Healthcare Group, Inc.*................       370          4,865
  Sunrise Senior Living, Inc.*...............       390          8,365
  Triple-S Management Corp. -- Class B*......       120          2,189
  Universal American Corp.*..................       420          4,507
  Virtual Radiologic Corp.*..................        40            559
                                                           -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                         266,725
                                                           -----------

  HEALTH CARE TECHNOLOGY 0.3%
  Allscripts Healthcare Solutions, Inc.*.....       480          5,357
  Computer Programs & Systems, Inc. .........        80          1,522
  Eclipsys Corp.*............................       390          8,100
  MedAssets, Inc.*...........................       130          1,951
  Omnicell, Inc.*............................       290          3,486
  Phase Forward, Inc.*.......................       350          6,440
  TriZetto Group, Inc.*......................       370          7,788
  Vital Images, Inc.*........................       150          2,265
                                                           -----------
TOTAL HEALTH CARE TECHNOLOGY                                    36,909
                                                           -----------

  HOLDING COMPANIES 0.2%
  Alternative Asset Management Acquisition
     Corp.*..................................       360          3,323
  Energy Infrastructure Acquisition Corp.*...       190          1,898
  Heckmann Corp.*............................       460          3,395
  Hicks Acquisition Co. I, Inc.*.............       480          4,382
  Marathon Acquisition Corp.*................       330          2,554
  NRDC Acquisition Corp.*....................       360          3,312
  NTR Acquisition Co.*.......................       210          2,018
  Triplecrown Acquisition Corp.*.............       410          3,711
                                                           -----------
TOTAL HOLDING COMPANIES                                         24,593
                                                           -----------

  HOTELS, RESTAURANTS & LEISURE 2.2%
  AFC Enterprises, Inc.*.....................       240          2,484
  Ambassadors Group, Inc. ...................       140          2,724
  Ambassadors International, Inc. ...........        80            403
  Ameristar Casinos, Inc. ...................       220          3,777
  Bally Technologies, Inc.*..................       460         15,497
  Benihana, Inc. -- Class A*.................       110          1,142
  BJ's Restaurants, Inc.*....................       150          2,091
  Bluegreen Corp.*...........................       180          1,265
  Bob Evans Farms, Inc. .....................       270          7,579
  Buffalo Wild Wings, Inc.*..................       130          3,997
  California Pizza Kitchen, Inc.*............       220          3,430
  Carrols Restaurant Group, Inc.*............        90            725
  CBRL Group, Inc. ..........................       190          7,019
  CEC Entertainment, Inc.*...................       200          7,440
  Chipotle Mexican Grill, Inc.*..............       280         23,792
  Churchill Downs, Inc. .....................        80          4,084
  CKE Restaurants, Inc. .....................       490          5,140
  Denny's Corp.*.............................       810          2,552
  Domino's Pizza, Inc. ......................       380          5,046
  Dover Downs Gaming & Entertainment, Inc. ..       130          1,050
  Gaylord Entertainment Co.*.................       350         10,367
  Great Wolf Resorts, Inc.*..................       260          1,589
  IHOP Corp. ................................       150          6,996
  Isle of Capri Casinos, Inc.*...............       140            944
  Jack in the Box, Inc.*.....................       510         13,642
  Jamba, Inc.*...............................       450          1,130
  Krispy Kreme Doughnuts, Inc.*..............       560          1,730
  Landry's Restaurants, Inc. ................       110          1,757
  Life Time Fitness, Inc.*...................       290         10,541
  Lodgian, Inc.*.............................       150          1,457
  Magna Entertainment Corp. -- Class A*......       350            123
  Marcus Corp. ..............................       180          2,986
  McCormick & Schmick's Seafood Restaurants,
     Inc.*...................................       130          1,564
  Monarch Casino & Resort, Inc.*.............       100          1,324
  Morgans Hotel Group Co.*...................       180          2,518
  Morton's Restaurant Group, Inc.*...........        90            719
  MTR Gaming Group, Inc.*....................       180          1,103
  Multimedia Games, Inc.*....................       200            852
  O'Charleys, Inc. ..........................       190          2,204
  P.F. Chang's China Bistro, Inc.*...........       210          6,516
  Papa John's International, Inc.*...........       190          5,130
  Peet's Coffee & Tea, Inc.*.................       120          2,788
  Pinnacle Entertainment, Inc.*..............       510          7,915
  Premier Exhibitions, Inc.*.................       250          1,453
  Red Robin Gourmet Burgers, Inc.*...........       140          5,751
  Riviera Holdings Corp.*....................        90          1,486
  Ruby Tuesday, Inc. ........................       470          4,000
  Ruth's Chris Steak House*..................       160          1,176
  Shuffle Master, Inc.*......................       300          1,473
  Six Flags, Inc.*...........................       610          1,098
  Sonic Corp.*...............................       520         11,435
  Speedway Motorsports, Inc. ................       120          3,125
  Steak n Shake Co.*.........................       250          1,980
  Texas Roadhouse, Inc. -- Class A*..........       450          5,310
  Town Sports International Holdings, Inc.*..       140          1,039
  Triarc Cos., Inc. -- Class A...............       540          3,834
  Trump Entertainment Resorts, Inc.*.........       270            753
  Vail Resorts, Inc.*........................       270         13,184
  WMS Industries, Inc.*......................       350         12,666
                                                           -----------
TOTAL HOTELS, RESTAURANTS & LEISURE                            256,895
                                                           -----------

  HOUSEHOLD DURABLES 0.9%
  American Greetings Corp. -- Class A........       450          8,055
  Avatar Holdings, Inc.*.....................        50          2,043
  Beazer Homes USA, Inc. ....................       340          3,764
  Blyth, Inc. ...............................       210          3,536
  Brookfield Homes Corp. ....................       100          1,574
  Champion Enterprises, Inc.*................       660          6,811
  CSS Industries, Inc. ......................        70          2,189
  Ethan Allen Interiors, Inc. ...............       210          5,769
  Furniture Brands International, Inc. ......       420          5,691
  Helen of Troy, Ltd.*.......................       260          4,396
  Hooker Furniture Corp. ....................       100          2,097
  Hovnanian Enterprises, Inc. -- Class A*....       320          3,782
  iRobot Corp.*..............................       130          2,085
  La-Z-Boy, Inc. ............................       440          2,803
  Libbey, Inc. ..............................       120          1,704
  Lifetime Brands, Inc. .....................        90            767
  M/I Homes, Inc. ...........................       100          1,715
  Meritage Homes Corp.*......................       230          4,363
  National Presto Industries, Inc. ..........        40          2,168
  Palm Harbor Homes, Inc.*...................        80            689
  Russ Berrie & Co., Inc.*...................       140          1,963


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 33



RYDEX 2x RUSSELL 2000(R) ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                                MARKET
                                                  SHARES         VALUE
----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Sealy Corp. ...............................       390         $2,379
  Skyline Corp. .............................        60          1,651
  Standard Pacific Corp. ....................       560          2,834
  Syntax-Brillian Corp.*.....................       490            598
  Tarragon Corp.*............................       120            293
  Tempur-Pedic International, Inc. ..........       650          7,221
  Tupperware Brands Corp. ...................       530         20,882
  Universal Electronics, Inc.*...............       120          3,084
  WCI Communities, Inc.*.....................       270            888
                                                           -----------
TOTAL HOUSEHOLD DURABLES                                       107,794
                                                           -----------

  HOUSEHOLD PRODUCTS 0.1%
  Central Garden & Pet Co.*..................       600          3,012
  Spectrum Brands, Inc.*.....................       340          1,527
  WD-40 Co. .................................       150          4,668
                                                           -----------
TOTAL HOUSEHOLD PRODUCTS                                         9,207
                                                           -----------

  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.2%
  Black Hills Corp. .........................       320         12,483
  Ormat Technologies, Inc. ..................       120          5,916
                                                           -----------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS              18,399
                                                           -----------

  INDUSTRIAL CONGLOMERATES 0.4%
  Raven Industries, Inc. ....................       140          4,289
  Standex International Corp. ...............       110          2,319
  Tredegar Corp. ............................       240          3,922
  Walter Industries, Inc. ...................       450         31,212
                                                           -----------
TOTAL INDUSTRIAL CONGLOMERATES                                  41,742
                                                           -----------

  INSURANCE 3.0%
  American Equity Investment Life Holding
     Co. ....................................       490          4,728
  American Physicians Capital, Inc. .........        70          3,245
  Amerisafe, Inc.*...........................       160          2,282
  Amtrust Financial Services, Inc. ..........       220          3,421
  Argo Group International Holdings, Ltd.*...       250          8,955
  Aspen Insurance Holdings, Ltd. ............       760         19,752
  Assured Guaranty, Ltd. ....................       690         17,450
  Baldwin & Lyons, Inc. .....................        70          1,664
  Castlepoint Holdings, Ltd. ................        70            644
  Citizens, Inc.*............................       320          2,256
  CNA Surety Corp.*..........................       140          1,852
  Commerce Group, Inc. ......................       420         15,305
  Crawford & Co. -- Class B*.................       220          1,142
  Darwin Professional Underwriters, Inc.*....        70          1,733
  Delphi Financial Group.....................       370         10,071
  Donegal Group, Inc. -- Class A.............       110          1,869
  eHealth, Inc.*.............................       110          2,976
  EMC Insurance Group, Inc. .................        50          1,460
  Employers Holdings, Inc. ..................       430          8,204
  Enstar Group, Ltd.*........................        60          6,524
  FBL Financial Group, Inc. .................       120          3,323
  First Acceptance Corp.*....................       150            467
  First Mercury Financial Corp.*.............       110          1,738
  Flagstone Reinsurance Holdings, Ltd. ......       120          1,468
  FPIC Insurance Group, Inc.*................        80          3,722
  Greenlight Capital Re, Ltd.*...............        90          1,577
  Hallmark Financial Services*...............        40            433
  Harleysville Group, Inc. ..................       130          4,738
  Hilb Rogal & Hobbs Co. ....................       320          9,258
  Hilltop Holdings, Inc.*....................       410          4,330
  Horace Mann Educators Corp. ...............       350          5,922
  Independence Holding Co. ..................        50            670
  Infinity Property & Casualty Corp. ........       140          5,426
  IPC Holdings, Ltd. ........................       520         15,137
  Kansas City Life Insurance Co. ............        40          2,000
  LandAmerica Financial Group, Inc. .........       130          3,731
  Max Capital Group, Ltd. ...................       480         11,237
  Meadowbrook Insurance Group, Inc. .........       280          2,027
  Montpelier Re Holdings, Ltd. ..............       830         13,695
  National Financial Partners Corp. .........       320          8,614
  National Interstate Corp. .................        50          1,138
  National Western Life Insurance Co. .......        20          5,072
  Navigators Group, Inc.*....................       110          5,390
  NYMAGIC, Inc. .............................        50          1,138
  Odyssey Re Holdings Corp. .................       230          8,229
  Phoenix Cos., Inc. ........................       980         12,740
  Platinum Underwriters Holdings, Ltd. ......       460         16,500
  PMA Capital Corp. -- Class A*..............       280          2,598
  Presidential Life Corp. ...................       190          3,222
  ProAssurance Corp.*........................       290         15,350
  RAM Holdings, Ltd.*........................       160            275
  RLI Corp. .................................       170          8,160
  Safety Insurance Group, Inc. ..............       140          5,026
  SeaBright Insurance Holdings, Inc.*........       180          2,794
  Security Capital Assurance, Ltd. ..........       210            206
  Selective Insurance Group, Inc. ...........       470         10,020
  State Auto Financial Corp. ................       120          3,306
  Stewart Information Services Corp. ........       150          3,674
  Tower Group, Inc. .........................       170          3,993
  United America Indemnity, Ltd.*............       210          3,247
  United Fire & Casualty Co. ................       190          6,260
  Validus Holdings, Ltd. ....................       140          3,185
  Zenith National Insurance Corp. ...........       320         11,885
                                                           -----------
TOTAL INSURANCE                                                348,454
                                                           -----------

  INTERNET & CATALOG RETAIL 0.7%
  1-800-FLOWERS.COM, Inc. -- Class A*........       210          1,852
  Blue Nile, Inc.*...........................       120          5,960
  FTD Group, Inc. ...........................       160          2,200
  Gaiam, Inc. -- Class A*....................       150          2,640
  GSI Commerce, Inc.*........................       170          2,366
  NetFlix, Inc.*.............................       360         11,513
  Orbitz Worldwide, Inc.*....................       290          2,306
  Overstock.com, Inc.*.......................       140          2,691
  PetMed Express, Inc.*......................       180          2,020
  Priceline.com, Inc.*.......................       330         42,121
  Shutterfly, Inc.*..........................       130          2,126
  Stamps.com, Inc.*..........................       140          1,919
  Systemax, Inc. ............................        90          1,440
  ValueVision Media, Inc.- Class A*..........       260          1,453
                                                           -----------
TOTAL INTERNET & CATALOG RETAIL                                 82,607
                                                           -----------

  INTERNET SOFTWARE & SERVICES 2.1%
  Ariba, Inc.*...............................       730          8,665
  Art Technology Group, Inc.*................     1,100          3,938
  AsiaInfo Holdings, Inc.*...................       270          3,286
  Bankrate, Inc.*............................       100          5,224
  Chordiant Software, Inc.*..................       280          1,277
  CMGI, Inc.*................................       420          5,809
  CNET Networks, Inc.*.......................     1,300         10,075
  comScore, Inc.*............................        50            944
  Constant Contact, Inc.*....................        60          1,071
  DealerTrack Holdings, Inc.*................       310          5,964
  Dice Holdings, Inc.*.......................       150          1,023


See Notes to Financial Statements.

SEMI-ANNUAL REPORT 34


RYDEX 2x RUSSELL 2000(R) ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                                MARKET
                                                  SHARES         VALUE
----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Digital River, Inc.*.......................       360        $11,826
  DivX, Inc.*................................       200          1,496
  EarthLink, Inc.*...........................       950          8,673
  Equinix, Inc.*.............................       310         28,030
  Greenfield Online, Inc.*...................       190          2,168
  HSW International, Inc.*...................       130            521
  Imergent, Inc. ............................       100          1,141
  InfoSpace, Inc. ...........................       280          3,377
  Internap Network Services Corp.*...........       420          2,020
  Internet Brands, Inc. -- Class A*..........        50            326
  Internet Capital Group, Inc.*..............       330          3,316
  Interwoven, Inc.*..........................       380          4,279
  Ipass, Inc.*...............................       430          1,225
  j2 Global Communications, Inc.*............       430          9,202
  Keynote Systems, Inc.*.....................       140          1,617
  Knot, Inc.*................................       240          2,818
  Limelight Networks, Inc.*..................       160            445
  Liquidity Services, Inc.*..................        90            734
  LivePerson, Inc.*..........................       350          1,180
  LoopNet, Inc.*.............................       230          2,597
  Marchex, Inc. .............................       240          2,479
  Mercadolibre, Inc.*........................       140          7,081
  Move, Inc.*................................       900          2,835
  NIC, Inc. .................................       340          2,203
  Omniture, Inc.*............................       380          8,672
  On2 Technologies, Inc.*....................     1,380          1,201
  Openwave Systems, Inc. ....................       710          1,519
  Perficient, Inc.*..........................       270          2,479
  RealNetworks, Inc.*........................       830          5,113
  S1 Corp.*..................................       440          2,974
  SAVVIS, Inc.*..............................       240          3,516
  Sohu.com, Inc.*............................       240         16,591
  SonicWALL, Inc.*...........................       520          3,999
  Switch & Data Facilities Co., Inc.*........       110          1,665
  TechTarget, Inc.*..........................        70            939
  Terremark Worldwide, Inc.*.................       440          2,649
  TheStreet.com, Inc. .......................       190          1,484
  Travelzoo, Inc.*...........................        60            668
  United Online, Inc. .......................       570          6,088
  ValueClick, Inc.*..........................       860         17,157
  Vignette Corp.*............................       210          2,425
  VistaPrint, Ltd.*..........................       370         12,591
  Vocus, Inc.*...............................       110          3,057
  Websense, Inc.*............................       390          7,585
                                                           -----------
TOTAL INTERNET SOFTWARE & SERVICES                             251,237
                                                           -----------

  IT SERVICES 1.6%
  BearingPoint, Inc.*........................     1,850          3,423
  CACI International, Inc. -- Class A*.......       270         13,532
  Cass Information Systems, Inc. ............        60          2,023
  Ciber, Inc.*...............................       470          2,942
  CSG Systems International, Inc.*...........       290          3,509
  Cybersource Corp.*.........................       550          9,983
  Euronet Worldwide, Inc.*...................       390          6,895
  ExlService Holdings, Inc.*.................       190          4,773
  Forrester Research, Inc.*..................       130          3,749
  Gartner, Inc.*.............................       560         12,835
  Gevity HR, Inc. ...........................       210          1,432
  Global Cash Access Holdings, Inc.*.........       380          2,348
  Heartland Payment Systems, Inc. ...........       140          3,066
  iGate Corp.*...............................       190          1,545
  Information Services Group, Inc.*..........       210          1,088
  infoUSA, Inc. .............................       280          1,588
  Integral Systems, Inc. ....................        80          2,759
  Lionbridge Technologies, Inc.*.............       520          1,534
  Mantech International Corp. -- Class A*....       170          8,121
  MAXIMUS, Inc. .............................       160          6,067
  MPS Group, Inc.*...........................       820          8,799
  Ness Technologies, Inc.*...................       290          2,630
  Online Resources Corp.*....................       250          2,528
  Perot Systems Corp.*.......................       750         11,730
  RightNow Technologies, Inc.*...............       160          1,915
  Safeguard Scientifics, Inc.*...............     1,040          1,664
  SAIC, Inc.*................................     1,440         27,360
  Sapient Corp.*.............................       700          4,984
  SI International, Inc.*....................       110          2,523
  SRA International, Inc. -- Class A*........       360          9,457
  SYKES Enterprises, Inc.*...................       280          4,654
  Syntel, Inc. ..............................       110          3,642
  TNS, Inc.*.................................       210          4,830
  Virtusa Corp.*.............................        40            444
  Wright Express Corp.*......................       340         11,220
                                                           -----------
TOTAL IT SERVICES                                              191,592
                                                           -----------

  LEISURE EQUIPMENT & PRODUCTS 0.4%
  Arctic Cat, Inc. ..........................       100            758
  Callaway Golf Co. .........................       570          7,832
  JAKKS Pacific, Inc.*.......................       240          5,637
  Leapfrog Enterprises, Inc.*................       300          2,493
  Marine Products Corp. .....................       100            736
  MarineMax, Inc.*...........................       140          1,596
  Nautilus, Inc. ............................       270            975
  Polaris Industries, Inc. ..................       290         13,499
  RC2 Corp.*.................................       150          2,775
  Smith & Wesson Holding Corp.*..............       260          1,950
  Steinway Musical Instruments, Inc.*........        70          2,030
  Sturm Ruger & Co., Inc.*...................       180          1,354
                                                           -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                              41,635
                                                           -----------

  LIFE SCIENCES TOOLS & SERVICES 1.2%
  Affymetrix, Inc.*..........................       590          6,437
  Albany Molecular Research, Inc.*...........       210          2,440
  AMAG Pharmaceuticals, Inc.*................       140          5,744
  Bio-Rad Laboratories, Inc. -- Class A*.....       160         13,336
  Bruker BioSciences Corp.*..................       560          6,787
  Cambrex Corp. .............................       250          1,463
  Dionex Corp.*..............................       160         12,515
  Enzo Biochem, Inc.*........................       270          2,209
  eResearchTechnology, Inc.*.................       340          4,141
  Exelixis, Inc.*............................       900          6,849
  Illumina, Inc.*............................       460         35,829
  Kendle International, Inc.*................       110          4,696
  Luminex Corp.*.............................       310          6,048
  Medivation, Inc.*..........................       180          2,754
  Nektar Therapeutics*.......................       790          3,808
  Parexel International Corp.*...............       480         12,192
  PharmaNet Development Group, Inc.*.........       160          3,818
  Varian, Inc.*..............................       260         13,242
                                                           -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES                           144,308
                                                           -----------

  MACHINERY 3.1%
  3D Systems Corp.*..........................       150          2,278
  Accuride Corp.*............................       200          1,594


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 35



RYDEX 2x RUSSELL 2000(R) ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                                MARKET
                                                  SHARES         VALUE
----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Actuant Corp. .............................       470        $15,919
  Albany International Corp. -- Class A......       250          9,075
  Altra Holdings, Inc.*......................       100          1,523
  American Railcar Industries, Inc. .........        80          1,650
  Ampco-Pittsburgh Corp. ....................        60          2,713
  Astec Industries, Inc.*....................       160          5,864
  Badger Meter, Inc. ........................       120          6,248
  Barnes Group, Inc. ........................       400         10,432
  Blount International, Inc.*................       330          4,082
  Briggs & Stratton Corp. ...................       430          6,545
  Bucyrus International, Inc. -- Class A.....       320         40,298
  Cascade Corp. .............................       100          4,325
  Chart Industries, Inc.*....................       120          4,877
  CIRCOR International, Inc. ................       140          6,744
  CLARCOR, Inc. .............................       440         18,462
  Columbus McKinnon Corp.*...................       160          4,530
  Commercial Vehicle Group, Inc.*............       180          2,169
  Dynamic Materials Corp. ...................       100          4,703
  EnPro Industries, Inc.*....................       180          6,534
  ESCO Technologies, Inc.*...................       220         10,243
  Federal Signal Corp. ......................       410          5,691
  Flow International Corp.*..................       320          3,210
  Force Protection, Inc.*....................       590          1,764
  FreightCar America, Inc. ..................       110          4,224
  Gehl Co.*..................................        90          1,389
  Gorman-Rupp Co. ...........................       120          4,204
  Greenbrier Cos., Inc. .....................       140          3,185
  Hardinge, Inc. ............................       100          1,668
  Hurco Cos., Inc.*..........................        50          2,289
  Kadant, Inc.*..............................       120          3,130
  Kaydon Corp. ..............................       240         12,569
  LB Foster Co. -- Class A*..................        90          2,889
  Lindsay Corp. .............................       100         10,412
  Middleby Corp.*............................       120          7,530
  Miller Industries, Inc.*...................        90          1,015
  Mueller Industries, Inc. ..................       320         10,358
  Mueller Water Products, Inc. ..............       990          7,969
  NACCO Industries, Inc. ....................        50          4,495
  Nordson Corp. .............................       290         17,119
  RBC Bearings, Inc.*........................       180          7,195
  Robbins & Myers, Inc. .....................       240          9,566
  Sun Hydraulics Corp. ......................       100          3,018
  Tecumseh Products Co. -- Class A*..........       130          4,073
  Tennant Co. ...............................       150          5,119
  Titan International, Inc. .................       210          7,482
  Titan Machinery, Inc.*.....................        50            911
  Trimas Corp.*..............................       120            740
  TurboChef Technologies, Inc.*..............       170          1,472
  Twin Disc, Inc. ...........................        80          1,442
  Valmont Industries, Inc. ..................       160         15,754
  Wabash National Corp. .....................       260          2,179
  Wabtec Corp. ..............................       420         18,010
  Watts Water Technologies, Inc. ............       260          6,986
  Xerium Technologies, Inc. .................       170            287
                                                           -----------
TOTAL MACHINERY                                                360,152
                                                           -----------

  MARINE 0.3%
  American Commercial Lines, Inc.*...........       430          6,803
  Eagle Bulk Shipping, Inc. .................       400         11,772
  Genco Shipping & Trading, Ltd. ............       170         11,501
  Horizon Lines, Inc. .......................       260          2,743
  TBS International, Ltd.*...................        40          1,607
  Ultrapetrol Bahamas, Ltd.*.................       130          1,249
                                                           -----------
TOTAL MARINE                                                    35,675
                                                           -----------

  MEDIA 1.4%
  AH Belo Corp. -- Class A*..................       150          1,462
  Arbitron, Inc. ............................       240         11,482
  Belo Corp. -- Class A......................       730          7,373
  Carmike Cinemas, Inc. .....................       110            902
  Charter Communications, Inc. -- Class A*...     3,520          3,766
  Cinemark Holdings, Inc. ...................       240          3,554
  Citadel Broadcasting Corp. ................     1,570          2,135
  CKX, Inc.*.................................       330          2,970
  Cox Radio, Inc. -- Class A*................       270          3,140
  Crown Media Holdings, Inc. -- Class A*.....       140            638
  Cumulus Media, Inc.*.......................       240          1,416
  DG FastChannel, Inc.*......................       130          2,424
  Dolan Media Co.*...........................       100          1,734
  Emmis Communications Corp.*................       260            809
  Entercom Communications Corp. -- Class A...       260          2,756
  Entravision Communications Corp.*..........       540          3,775
  Fisher Communications, Inc.*...............        50          1,638
  GateHouse Media, Inc. .....................       190          1,007
  Gemstar-TV Guide International, Inc.*......     2,160          8,705
  Global Sources, Ltd.*......................       150          2,083
  Gray Television, Inc. .....................       360          1,692
  Harris Interactive, Inc.*..................       450          1,125
  Interactive Data Corp. ....................       310          8,364
  Journal Communications, Inc. ..............       350          2,016
  Knology, Inc.*.............................       220          2,820
  Lakes Entertainment, Inc.*.................       150            696
  Lee Enterprises, Inc. .....................       400          3,092
  Lin TV Corp. -- Class A*...................       230          2,305
  Live Nation, Inc.*.........................       630          8,688
  Lodgenet Entertainment Corp.*..............       200          1,224
  Martha Stewart Living Omnimedia, Inc.*.....       230          1,819
  Marvel Entertainment, Inc.*................       430         12,337
  Media General, Inc. -- Class A.............       190          2,789
  Mediacom Communications Corp.*.............       410          1,759
  Morningstar, Inc.*.........................       110          6,378
  National CineMedia, Inc. ..................       360          6,898
  Nexstar Broadcasting Group, Inc.*..........        90            508
  Playboy Enterprises, Inc. -- Class B*......       190          1,588
  Primedia, Inc. ............................       380          2,573
  Radio One, Inc.*...........................       660            660
  RCN Corp.*.................................       260          2,980
  Salem Communications Corp. -- Class A......        80            272
  Scholastic Corp.*..........................       260          7,319
  Sinclair Broadcast Group, Inc. ............       420          3,692
  Spanish Broadcasting System, Inc.*.........       350            577
  Sun-Times Media Group, Inc.*...............       560            392
  Valassis Communications, Inc.*.............       410          5,822
  Value Line, Inc. ..........................        10            448
  Westwood One, Inc.*........................       610          1,019
  World Wrestling Entertainment,
     Inc. -- Class A.........................       190          3,353
                                                           -----------
TOTAL MEDIA                                                    158,974
                                                           -----------

  METALS & MINING 1.3%
  AM Castle & Co. ...........................       120          3,709
  AMCOL International Corp. .................       220          6,534
  Apex Silver Mines, Ltd.*...................       510          5,125
  Brush Engineered Materials, Inc.*..........       170          5,272
  Century Aluminum Co.*......................       250         17,322


See Notes to Financial Statements.

SEMI-ANNUAL REPORT 36


RYDEX 2x RUSSELL 2000(R) ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                                MARKET
                                                  SHARES         VALUE
----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Coeur d'Alene Mines Corp.*.................     4,230        $12,986
  Compass Minerals International, Inc. ......       280         17,640
  Esmark, Inc.*..............................       110          1,836
  General Moly, Inc.*........................       420          3,797
  Haynes International, Inc.*................       100          6,265
  Hecla Mining Co.*..........................     1,040         10,670
  Horsehead Holding Corp.*...................        50            701
  Kaiser Aluminum Corp. .....................       130          8,922
  Olympic Steel, Inc. .......................        80          4,096
  Royal Gold, Inc. ..........................       220          6,224
  RTI International Metals, Inc.*............       200          8,238
  Schnitzer Steel Industries, Inc. ..........       190         16,720
  Stillwater Mining Co.*.....................       360          5,105
  Universal Stainless & Alloy*...............        60          2,296
  US Gold Corp.*.............................       480            984
  Worthington Industries, Inc. ..............       560         10,086
                                                           -----------
TOTAL METALS & MINING                                          154,528
                                                           -----------

  MULTI-UTILITIES 0.2%
  Avista Corp. ..............................       450          9,239
  CH Energy Group, Inc. .....................       140          4,950
  PNM Resources, Inc. .......................       660          9,563
                                                           -----------
TOTAL MULTI-UTILITIES                                           23,752
                                                           -----------

  MULTILINE RETAIL 0.1%
  99 Cents Only Stores*......................       400          3,804
  Bon-Ton Stores, Inc. ......................        90            789
  Fred's, Inc. -- Class A....................       350          3,878
  Retail Ventures, Inc.*.....................       240          1,231
  Tuesday Morning Corp.*.....................       260          1,415
                                                           -----------
TOTAL MULTILINE RETAIL                                          11,117
                                                           -----------

  OIL, GAS & CONSUMABLE FUELS 4.5%
  Alon USA Energy, Inc. .....................       110          1,535
  Alpha Natural Resources, Inc.*.............       560         27,244
  APCO Argentina, Inc. ......................        80          1,970
  Approach Resources, Inc.*..................        70          1,327
  Arena Resources, Inc.*.....................       260         11,674
  Arlington Tankers, Ltd. ...................       110          2,461
  Atlas America, Inc. .......................       200         13,912
  ATP Oil & Gas Corp.*.......................       220          6,323
  Aventine Renewable Energy Holdings, Inc.*..       260          1,141
  Berry Petroleum Co. -- Class A.............       340         16,837
  Bill Barrett Corp.*........................       270         13,886
  Bois d'Arc Energy, Inc.*...................       160          3,824
  BPZ Resources, Inc.*.......................       530         10,324
  Brigham Exploration Co.*...................       390          3,682
  Callon Petroleum Co.*......................       180          3,600
  Carrizo Oil & Gas, Inc.*...................       230         14,603
  Clayton Williams Energy, Inc.*.............        50          3,159
  Clean Energy Fuels Corp.*..................        90          1,172
  Comstock Resources, Inc.*..................       380         17,286
  Concho Resources, Inc.*....................       200          5,514
  Contango Oil & Gas Co.*....................       110          8,429
  Crosstex Energy, Inc. .....................       320         11,075
  CVR Energy, Inc.*..........................       170          3,660
  Delek US Holdings, Inc. ...................       100          1,103
  Delta Petroleum Corp.*.....................       570         13,988
  Double Hull Tankers, Inc. .................       180          1,845
  Edge Petroleum Corp.*......................       250          1,305
  Encore Acquisition Co.*....................       460         20,990
  Energy Partners, Ltd.*.....................       240          2,916
  Evergreen Energy, Inc.*....................       720          1,058
  EXCO Resources, Inc.*......................       530         11,830
  FX Energy, Inc.*...........................       350          1,743
  General Maritime Corp. ....................       250          6,532
  GeoGlobal Resources, Inc.*.................       280            647
  GeoMet, Inc.*..............................       160          1,080
  GMX Resources, Inc.*.......................       120          4,361
  Golar LNG, Ltd. ...........................       300          6,018
  Goodrich Petroleum Corp.*..................       160          5,405
  Gulfport Energy Corp.*.....................       200          2,318
  Harvest Natural Resources, Inc.*...........       300          2,847
  International Coal Group, Inc.*............     1,090          8,676
  Knightsbridge Tankers, Ltd. ...............       150          4,329
  Mariner Energy, Inc.*......................       750         20,670
  McMoRan Exploration Co.*...................       390         10,694
  Meridian Resource Corp.*...................       770          1,632
  Nordic American Tanker Shipping, Ltd. .....       260          8,767
  Nova Biosource Fuels, Inc.*................       270            308
  Oilsands Quest, Inc.*......................     1,200          5,220
  Pacific Ethanol, Inc.*.....................       310          1,063
  Parallel Petroleum Corp.*..................       360          7,628
  Penn Virginia Corp. .......................       350         18,375
  PetroHawk Energy Corp.*....................     1,660         39,242
  Petroleum Development Corp.*...............       130          9,780
  PetroQuest Energy, Inc.*...................       360          7,481
  Rentech, Inc.*.............................     1,400          1,764
  Rex Energy Corp.*..........................        80          1,736
  Rosetta Resources, Inc.*...................       440          9,588
  Ship Finance International, Ltd. ..........       270          8,186
  Stone Energy Corp.*........................       240         14,626
  Swift Energy Co.*..........................       260         13,556
  Teekay Tankers, Ltd. ......................       120          2,422
  Toreador Resources Corp.*..................       130          1,067
  TXCO Resources, Inc.*......................       290          3,706
  Uranium Resources, Inc.*...................       450          2,682
  USEC, Inc.*................................       930          4,315
  VAALCO Energy, Inc.*.......................       510          3,305
  Venoco, Inc.*..............................       120          1,804
  VeraSun Energy Corp.*......................       440          2,746
  Verenium Corp.*............................       350          1,050
  Warren Resources, Inc.*....................       500          6,140
  Whiting Petroleum Corp.*...................       360         27,547
  World Fuel Services Corp. .................       250          6,140
                                                           -----------
TOTAL OIL, GAS & CONSUMABLE FUELS                              526,869
                                                           -----------

  PAPER & FOREST PRODUCTS 0.2%
  AbitibiBowater, Inc. ......................       460          4,540
  Buckeye Technologies, Inc.*................       330          2,848
  Deltic Timber Corp. .......................        90          4,748
  Glatfelter.................................       390          5,690
  Mercer International, Inc.*................       270          1,812
  Neenah Paper, Inc. ........................       130          2,987
  Schweitzer-Mauduit International, Inc. ....       140          3,098
  Wausau Paper Corp. ........................       380          2,941
                                                           -----------
TOTAL PAPER & FOREST PRODUCTS                                   28,664
                                                           -----------

  PERSONAL PRODUCTS 0.3%
  American Oriental Bioengineering, Inc.*....       480          4,618
  Chattem, Inc.*.............................       150         10,482
  Elizabeth Arden, Inc.*.....................       210          3,887
  Inter Parfums, Inc. .......................        70          2,027
  Mannatech, Inc. ...........................       130            849


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 37



RYDEX 2x RUSSELL 2000(R) ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                                MARKET
                                                  SHARES         VALUE
----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Nu Skin Enterprises, Inc. -- Class A.......       430         $7,710
  Prestige Brands Holdings, Inc.*............       290          2,604
  Revlon, Inc. -- Class A*...................     1,690          1,572
  Tiens Biotech Group USA, Inc.*.............        30             58
  USANA Health Sciences, Inc.*...............        70          1,365
                                                           -----------
TOTAL PERSONAL PRODUCTS                                         35,172
                                                           -----------

  PHARMACEUTICALS 1.2%
  Akorn, Inc.*...............................       470          2,115
  Alexza Pharmaceuticals, Inc.*..............       170          1,127
  Alpharma, Inc. -- Class A*.................       370          9,106
  Auxilium Pharmaceuticals, Inc.*............       270          8,302
  Bentley Pharmaceuticals, Inc.*.............       160          2,464
  Biodel, Inc.*..............................        50            692
  BioForm Medical, Inc.*.....................       100            508
  BioMimetic Therapeutics, Inc.*.............        90            884
  Cadence Pharmaceuticals, Inc.*.............       180          1,181
  Caraco Pharmaceutical Laboratories, Ltd.*..        90          1,483
  Cypress Bioscience, Inc.*..................       320          2,106
  Discovery Laboratories, Inc.*..............       830          2,382
  Durect Corp.*..............................       640          2,906
  Javelin Pharmaceuticals, Inc.*.............       370            977
  Jazz Pharmaceuticals, Inc.*................        50            451
  KV Pharmaceutical Co. -- Class A*..........       300          7,332
  MAP Pharmaceuticals, Inc.*.................        50            668
  Medicines Co.*.............................       450          8,887
  Medicis Pharmaceutical Corp. -- Class A....       480          9,888
  Nastech Pharmaceutical Co., Inc.*..........       230            315
  Noven Pharmaceuticals, Inc.*...............       210          1,911
  Obagi Medical Products, Inc.*..............        50            401
  Pain Therapeutics, Inc.*...................       310          2,151
  Par Pharmaceutical Cos., Inc.*.............       290          4,944
  Penwest Pharmaceuticals, Co.*..............       200            598
  Perrigo Co. ...............................       660         27,053
  Pozen, Inc.*...............................       220          2,911
  Salix Pharmaceuticals, Ltd.*...............       410          2,878
  Santarus, Inc.*............................       440          1,179
  Sciele Pharma, Inc.*.......................       300          5,781
  Sirtris Pharmaceuticals, Inc.*.............        50          1,117
  Somaxon Pharmaceuticals, Inc.*.............        90            415
  Sucampo Pharmaceuticals, Inc. -- Class A*..        40            573
  SuperGen, Inc.*............................       460          1,293
  Valeant Pharmaceuticals International*.....       770         10,226
  ViroPharma, Inc.*..........................       600          5,496
  Vivus, Inc.*...............................       500          2,835
  XenoPort, Inc.*............................       190          8,128
                                                           -----------
TOTAL PHARMACEUTICALS                                          143,664
                                                           -----------

  REAL ESTATE INVESTMENT TRUSTS (REITS) 5.5%
  Acadia Realty Trust........................       280          7,179
  Agree Realty Corp. ........................        70          1,865
  Alesco Financial, Inc. ....................       530          1,829
  Alexander's, Inc.*.........................        20          7,126
  Alexandria Real Estate Equities, Inc. .....       270         28,358
  American Campus Communities, Inc. .........       230          7,022
  Anthracite Capital, Inc. ..................       550          4,290
  Anworth Mortgage Asset Corp. ..............       650          4,342
  Arbor Realty Trust, Inc. ..................       120          2,072
  Ashford Hospitality Trust, Inc. ...........       910          5,269
  Associated Estates Realty Corp. ...........       130          1,573
  BioMed Realty Trust, Inc. .................       560         14,560
  BRT Realty Trust...........................        60            905
  Capital Trust, Inc. -- Class A.............       120          3,210
  CapLease, Inc. ............................       370          3,075
  CBRE Realty Finance, Inc. .................       250            970
  Cedar Shopping Centers, Inc. ..............       380          4,750
  Chimera Investment Corp. ..................       290          4,022
  Corporate Office Properties Trust..........       340         12,682
  Cousins Properties, Inc. ..................       350          8,894
  Crystal River Capital, Inc. ...............       220          1,815
  DCT Industrial Trust, Inc. ................     1,450         14,500
  Deerfield Capital Corp. ...................       570            798
  DiamondRock Hospitality Co. ...............       810         10,328
  Digital Realty Trust, Inc. ................       490         18,987
  DuPont Fabros Technology, Inc. ............       300          5,400
  EastGroup Properties, Inc. ................       200          9,542
  Education Realty Trust, Inc. ..............       240          3,202
  Entertainment Properties Trust.............       240         12,806
  Equity Lifestyle Properties, Inc. .........       170          8,405
  Equity One, Inc. ..........................       310          7,657
  Extra Space Storage, Inc. .................       550          9,257
  FelCor Lodging Trust, Inc. ................       540          6,799
  First Industrial Realty Trust, Inc. .......       390         11,782
  First Potomac Realty Trust.................       210          3,568
  Franklin Street Properties Corp. ..........       510          7,533
  Friedman, Billings, Ramsey Group, Inc. ....     1,210          3,013
  Getty Realty Corp. ........................       150          2,717
  Glimcher Realty Trust......................       320          3,840
  GMH Communities Trust......................       270          2,549
  Gramercy Capital Corp. ....................       350          6,650
  Healthcare Realty Trust, Inc. .............       440         12,465
  Hersha Hospitality Trust...................       350          3,332
  Highwoods Properties, Inc. ................       490         17,170
  Home Properties, Inc. .....................       290         15,245
  IMPAC Mortgage Holdings, Inc.*.............       660            779
  Inland Real Estate Corp. ..................       500          8,075
  Investors Real Estate Trust................       490          4,998
  JER Investors Trust, Inc. .................       220          1,694
  Kite Realty Group Trust....................       180          2,444
  LaSalle Hotel Properties...................       350         11,224
  Lexington Corporate Properties Trust.......       530          7,632
  LTC Properties, Inc. ......................       200          5,446
  Luminent Mortgage Capital, Inc.*...........       360             86
  Maguire Properties, Inc. ..................       320          5,152
  Medical Properties Trust, Inc. ............       560          6,804
  MFA Mortgage Investments, Inc. ............     1,310          9,157
  Mid-America Apartment Communities, Inc. ...       220         11,550
  Mission West Properties, Inc. .............       170          2,021
  National Health Investors, Inc. ...........       200          6,118
  National Retail Properties, Inc. ..........       620         14,204
  Nationwide Health Properties, Inc. ........       820         29,536
  Newcastle Investment Corp. ................       360          3,560
  NorthStar Realty Finance Corp. ............       530          5,496
  Omega Healthcare Investors, Inc. ..........       580         10,150
  Parkway Properties, Inc. ..................       140          5,552
  Pennsylvania Real Estate Investment Trust..       280          7,050
  Post Properties, Inc. .....................       380         13,946
  Potlatch Corp. ............................       340         15,235
  PS Business Parks, Inc. ...................       140          8,014
  RAIT Financial Trust.......................       550          4,180
  Ramco-Gershenson Properties Trust..........       160          3,595
  Realty Income Corp. .......................       870         22,890
  Redwood Trust, Inc. .......................       210          6,991
  Resource Capital Corp. ....................       190          1,651


See Notes to Financial Statements.

SEMI-ANNUAL REPORT 38


RYDEX 2x RUSSELL 2000(R) ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                                MARKET
                                                  SHARES         VALUE
----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Saul Centers, Inc. ........................        90         $4,491
  Senior Housing Properties Trust............       820         19,639
  Sovran Self Storage, Inc. .................       190          8,493
  Strategic Hotels & Resorts, Inc. ..........       640          9,222
  Sun Communities, Inc. .....................       140          2,723
  Sunstone Hotel Investors, Inc. ............       540         10,087
  Tanger Factory Outlet Centers, Inc. .......       270         10,892
  U-Store-It Trust...........................       400          4,828
  Universal Health Realty Income Trust.......       100          3,354
  Urstadt Biddle Properties, Inc. ...........       180          3,037
  Washington Real Estate Investment Trust....       390         13,857
  Winthrop Realty Trust......................       440          1,914
                                                           -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)                    651,120
                                                           -----------

  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.1%
  Consolidated-Tomoka Land Co. ..............        50          2,609
  FX Real Estate and Entertainment, Inc.*....        70            337
  Grubb & Ellis Co. .........................       340          2,087
  Meruelo Maddux Properties, Inc.*...........       390            983
  Stratus Properties, Inc.*..................        40          1,116
  Tejon Ranch Co.*...........................       100          4,226
  Thomas Properties Group, Inc. .............       200          1,666
                                                           -----------
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT                      13,024
                                                           -----------

  ROAD & RAIL 0.5%
  Amerco, Inc.*..............................        90          5,169
  Arkansas Best Corp. .......................       190          7,501
  Celadon Group, Inc.*.......................       190          1,955
  Dollar Thrifty Automotive Group, Inc.*.....       180          2,374
  Genesee & Wyoming, Inc. -- Class A*........       270          9,634
  Heartland Express, Inc. ...................       500          7,735
  Knight Transportation, Inc. ...............       490          8,325
  Marten Transport, Ltd.*....................       130          2,119
  Old Dominion Freight Line, Inc.*...........       260          7,982
  Patriot Transportation Holding, Inc.*......        10            814
  Saia, Inc.*................................       120          1,657
  Universal Truckload Services, Inc.*........        50          1,048
  Werner Enterprises, Inc. ..................       400          7,780
                                                           -----------
TOTAL ROAD & RAIL                                               64,093
                                                           -----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.9%
  Actel Corp.*...............................       220          3,626
  Advanced Analogic Technologies, Inc.*......       330          2,284
  Advanced Energy Industries, Inc.*..........       310          4,340
  Amkor Technology, Inc.*....................       900          8,595
  Anadigics, Inc.*...........................       540          6,026
  Applied Micro Circuits Corp.*..............       560          4,906
  Asyst Technologies, Inc.*..................       420          1,504
  Atheros Communications, Inc.*..............       510         13,576
  ATMI, Inc.*................................       300          8,832
  AuthenTec, Inc.*...........................        70            939
  Axcelis Technologies, Inc.*................       880          4,752
  Brooks Automation, Inc.*...................       560          5,802
  Cabot Microelectronics Corp.*..............       200          6,810
  Cavium Networks, Inc.*.....................        60          1,233
  Cirrus Logic, Inc.*........................       760          5,434
  Cohu, Inc. ................................       200          3,474
  Conexant Systems, Inc.*....................     4,230          2,094
  Credence Systems Corp.*....................       870            905
  Cymer, Inc.*...............................       260          6,757
  Diodes, Inc.*..............................       260          7,030
  DSP Group, Inc.*...........................       260          3,414
  Eagle Test Systems, Inc.*..................       110          1,328
  Entegris, Inc.*............................     1,000          7,540
  Entropic Communications, Inc.*.............        80            342
  Exar Corp.*................................       350          2,950
  FEI Co.*...................................       310          6,780
  FormFactor, Inc.*..........................       410          7,901
  Hittite Microwave Corp.*...................       140          5,558
  IXYS Corp.*................................       210          1,506
  Kulicke & Soffa Industries, Inc.*..........       460          3,031
  Lattice Semiconductor Corp.*...............       990          3,356
  LTX Corp.*.................................       540          1,566
  Mattson Technology, Inc.*..................       430          2,085
  Micrel, Inc. ..............................       440          4,321
  Microsemi Corp.*...........................       660         16,170
  Microtune, Inc.*...........................       460          1,624
  MIPS Technologies, Inc.*...................       370          1,680
  MKS Instruments, Inc.*.....................       390          8,911
  Monolithic Power Systems, Inc.*............       220          5,038
  Netlogic Microsystems, Inc.*...............       140          4,591
  OmniVision Technologies, Inc.*.............       470          7,539
  ON Semiconductor Corp.*....................     2,750         20,542
  PDF Solutions, Inc.*.......................       200            956
  Pericom Semiconductor Corp.*...............       220          3,749
  Photronics, Inc.*..........................       360          3,816
  PLX Technology, Inc.*......................       250          2,157
  PMC-Sierra, Inc.*..........................     1,840         14,297
  RF Micro Devices, Inc.*....................     2,280          7,684
  Rubicon Technology, Inc.*..................        60          1,324
  Rudolph Technologies, Inc.*................       250          2,540
  Semitool, Inc.*............................       190          1,678
  Semtech Corp.*.............................       540          8,769
  Sigma Designs, Inc.*.......................       250          4,470
  Silicon Image, Inc.*.......................       760          4,537
  Silicon Storage Technology, Inc.*..........       780          2,395
  Sirf Technology Holdings, Inc.*............       520          3,073
  Skyworks Solutions, Inc.*..................     1,380         11,992
  Spansion, Inc.*............................       870          2,871
  Standard Microsystems Corp.*...............       200          5,930
  Supertex, Inc.*............................        90          1,931
  Techwell, Inc.*............................       130          1,365
  Tessera Technologies, Inc.*................       410          8,298
  Trident Microsystems, Inc.*................       520          2,257
  TriQuint Semiconductor, Inc.*..............     1,200          7,908
  Ultra Clean Holdings, Inc.*................       160          1,710
  Ultratech, Inc.*...........................       200          2,852
  Veeco Instruments, Inc.*...................       270          5,084
  Volterra Semiconductor Corp.*..............       180          2,711
  Zoran Corp.*...............................       430          5,659
                                                           -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                 338,705
                                                           -----------

  SOFTWARE 3.5%
  ACI Worldwide, Inc.*.......................       320          7,072
  Actuate Corp.*.............................       520          2,116
  Advent Software, Inc.*.....................       150          5,979
  Ansoft Corp.*..............................       150          4,974
  Ansys, Inc.*...............................       670         26,954
  ArcSight, Inc.*............................        60            461
  Blackbaud, Inc. ...........................       380          8,926
  Blackboard, Inc.*..........................       250          8,635
  Borland Software Corp.*....................       630          1,115
  Bottomline Technologies, Inc.*.............       190          2,024
  Commvault Systems, Inc.*...................       310          3,813


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 39



RYDEX 2x RUSSELL 2000(R) ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                                MARKET
                                                  SHARES         VALUE
----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Concur Technologies, Inc.*.................       370        $12,262
  Deltek, Inc.*..............................        80            982
  Double-Take Software, Inc.*................        70          1,042
  Epicor Software Corp.*.....................       500          4,000
  EPIQ Systems, Inc.*........................       270          4,169
  FalconStor Software, Inc.*.................       280          2,282
  Glu Mobile, Inc.*..........................        60            281
  Guidance Software, Inc.*...................        30            305
  i2 Technologies, Inc.*.....................       130          1,365
  Informatica Corp.*.........................       750         11,970
  Interactive Intelligence, Inc.*............       110          1,396
  Intervoice, Inc.*..........................       330          2,069
  Jack Henry & Associates, Inc. .............       680         17,871
  JDA Software Group, Inc.*..................       220          4,158
  Lawson Software, Inc.*.....................     1,060          8,469
  Macrovision Solutions Corp.*...............       460          7,259
  Magma Design Automation, Inc.*.............       350          3,266
  Manhattan Associates, Inc.*................       220          5,722
  Mentor Graphics Corp.*.....................       770          7,754
  MICROS Systems, Inc.*......................       700         24,955
  MicroStrategy, Inc.*.......................        80          7,098
  Midway Games, Inc.*........................       200            514
  Monotype Imaging Holdings, Inc.*...........        90          1,319
  MSC.Software Corp.*........................       380          4,628
  Net 1 UEPS Technologies, Inc.*.............       360          8,438
  NetSuite, Inc.*............................        60          1,184
  Nuance Communications, Inc.*...............     1,290         26,161
  OpenTV Corp. -- Class A*...................       810            915
  Parametric Technology Corp.*...............       990         17,256
  Pegasystems, Inc. .........................       120          1,268
  Progress Software Corp.*...................       350         10,581
  PROS Holdings, Inc.*.......................        70            818
  QAD, Inc. .................................       120            912
  Quality Systems, Inc. .....................       150          4,818
  Quest Software, Inc.*......................       590          7,859
  Radiant Systems, Inc.*.....................       230          3,103
  Renaissance Learning, Inc. ................        70            984
  Secure Computing Corp.*....................       400          2,648
  Smith Micro Software, Inc.*................       260          2,244
  Solera Holdings, Inc.*.....................       230          5,936
  Sonic Solutions, Inc.*.....................       190          1,746
  Sourcefire, Inc.*..........................        60            411
  SourceForge, Inc.*.........................       580          1,038
  SPSS, Inc.*................................       160          6,758
  SuccessFactors, Inc.*......................       100          1,104
  Sybase, Inc.*..............................       790         23,242
  Symyx Technologies, Inc.*..................       290          2,178
  Synchronoss Technologies, Inc.*............       160          3,339
  Take-Two Interactive Software, Inc.*.......       660         17,319
  Taleo Corp.*...............................       140          2,730
  THQ, Inc.*.................................       580         12,342
  TIBCO Software, Inc.*......................     1,640         12,579
  TiVo, Inc.*................................       840          6,913
  Tyler Technologies, Inc.*..................       340          4,920
  Ultimate Software Group, Inc.*.............       210          6,886
  Unica Corp.*...............................        80            559
  Vasco Data Security International, Inc.*...       230          2,321
  Veraz Networks, Inc.*......................        80            206
  Wind River Systems, Inc.*..................       640          5,274
                                                           -----------
TOTAL SOFTWARE                                                 414,195
                                                           -----------

  SPECIALTY RETAIL 2.2%
  Aaron Rents, Inc. -- Class B...............       400          9,960
  AC Moore Arts & Crafts, Inc.*..............       170          1,124
  Aeropostale, Inc.*.........................       580         18,438
  Asbury Automotive Group, Inc. .............       220          3,663
  Bebe Stores, Inc. .........................       220          2,198
  Big 5 Sporting Goods Corp. ................       200          1,838
  Blockbuster, Inc. -- Class A*..............     1,650          4,818
  Books-A-Million, Inc. .....................       120            972
  Borders Group, Inc. .......................       500          3,150
  Brown Shoe Co., Inc. ......................       380          6,338
  Buckle, Inc. ..............................       120          5,830
  Build-A-Bear Workshop, Inc.*...............       140          1,526
  Cabela's, Inc.*............................       330          4,465
  Cache, Inc.*...............................        90          1,103
  Casual Male Retail Group, Inc.*............       310          1,339
  Cato Corp. -- Class A......................       260          4,485
  Charlotte Russe Holding, Inc.*.............       220          3,494
  Charming Shoppes, Inc.*....................     1,010          5,212
  Children's Place Retail Stores, Inc.*......       190          4,417
  Christopher & Banks Corp. .................       310          3,673
  Citi Trends, Inc.*.........................       120          2,537
  Collective Brands, Inc.*...................       560          6,927
  Conn's, Inc.*..............................       100          1,763
  CSK Auto Corp.*............................       380          4,533
  Dress Barn, Inc.*..........................       410          5,519
  DSW, Inc. -- Class A*......................       140          2,146
  Eddie Bauer Holdings, Inc.*................       260          1,035
  Finish Line, Inc. -- Class A...............       370          2,431
  Gander Mountain Co.*.......................        40            196
  Genesco, Inc.*.............................       200          4,432
  Group 1 Automotive, Inc. ..................       200          5,336
  Gymboree Corp.*............................       250         10,805
  Haverty Furniture Cos., Inc. ..............       160          1,461
  hhgregg, Inc.*.............................        80            822
  Hibbett Sports, Inc.*......................       270          4,930
  Hot Topic, Inc.*...........................       380          2,018
  J. Crew Group, Inc.*.......................       340         16,150
  Jo-Ann Stores, Inc.*.......................       210          3,977
  Jos. A. Bank Clothiers, Inc.*..............       160          3,906
  Lithia Motors, Inc. -- Class A.............       140          1,260
  Men's Wearhouse, Inc. .....................       470         12,516
  Midas, Inc.*...............................       120          1,864
  Monro Muffler, Inc. .......................       140          2,310
  New York & Co., Inc.*......................       190          1,206
  NexCen Brands, Inc.*.......................       390          1,193
  Pacific Sunwear of California, Inc.*.......       600          8,046
  PEP Boys-Manny Moe & Jack..................       340          3,033
  Pier 1 Imports, Inc.*......................       760          5,928
  Rent-A-Center, Inc.*.......................       570         12,272
  Sally Beauty Holdings, Inc.*...............       810          4,909
  Select Comfort Corp.*......................       400          1,208
  Shoe Carnival, Inc.*.......................        80          1,118
  Sonic Automotive, Inc. -- Class A..........       250          5,072
  Stage Stores, Inc. ........................       370          5,824
  Stein Mart, Inc. ..........................       230          1,226
  Talbots, Inc. .............................       200          1,606
  Tween Brands, Inc.*........................       210          3,990
  Ulta Salon Cosmetics & Fragrance, Inc.*....        70            990
  West Marine, Inc.*.........................       130            650
  Wet Seal, Inc.*............................       730          2,533


See Notes to Financial Statements.

SEMI-ANNUAL REPORT 40


RYDEX 2x RUSSELL 2000(R) ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                                MARKET
                                                  SHARES         VALUE
----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Zale Corp.*................................       380         $7,874
  Zumiez, Inc.*..............................       150          3,142
                                                           -----------
TOTAL SPECIALTY RETAIL                                         258,737
                                                           -----------

  TEXTILES, APPAREL & LUXURY GOODS 1.2%
  Carter's, Inc.*............................       500          7,070
  Cherokee, Inc. ............................        60          1,740
  Columbia Sportswear Co. ...................       120          5,035
  Deckers Outdoor Corp.*.....................       110         15,188
  FGX International Holdings, Ltd.*..........       100          1,305
  Fossil, Inc.*..............................       380         13,600
  G-III Apparel Group, Ltd.*.................       110          1,622
  Heelys, Inc.*..............................        60            261
  Iconix Brand Group, Inc.*..................       440          7,005
  K-Swiss, Inc. -- Class A...................       220          3,223
  Kenneth Cole Productions, Inc. -- Class A..        90          1,732
  Lululemon Athletica, Inc.*.................       110          3,407
  Maidenform Brands, Inc.*...................       200          2,980
  Movado Group, Inc. ........................       150          3,276
  Oxford Industries, Inc. ...................       120          3,335
  Perry Ellis International, Inc.*...........       100          2,284
  Quiksilver, Inc.*..........................     1,070         10,411
  Skechers U.S.A., Inc. -- Class A*..........       180          4,257
  Steven Madden, Ltd.*.......................       180          3,404
  Timberland Co. -- Class A*.................       410          5,986
  True Religion Apparel, Inc.*...............       120          2,203
  Under Armour, Inc. -- Class A*.............       210          6,999
  UniFirst Corp. ............................       120          5,617
  Volcom, Inc.*..............................       130          2,469
  Warnaco Group, Inc.*.......................       400         18,456
  Weyco Group, Inc. .........................        60          1,639
  Wolverine World Wide, Inc. ................       430         12,358
                                                           -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                         146,862
                                                           -----------

  THRIFTS & MORTGAGE FINANCE 1.1%
  Abington Bancorp, Inc. ....................        90            941
  Anchor BanCorp Wisconsin, Inc. ............       170          2,582
  Bank Mutual Corp. .........................       430          4,812
  BankAtlantic Bancorp, Inc. -- Class A......       360          1,109
  BankFinancial Corp. .......................       200          3,208
  BankUnited Financial Corp. -- Class A......       280          1,100
  Beneficial Mutual Bancorp, Inc.*...........       310          3,165
  Berkshire Hills Bancorp, Inc. .............        90          2,303
  Brookline Bancorp, Inc. ...................       500          5,400
  Centerline Holding Co. ....................       440          1,500
  Clayton Holdings, Inc.*....................       100            578
  Clifton Savings Bancorp, Inc. .............       100          1,000
  Corus Bankshares, Inc. ....................       340          2,492
  Dime Community Bancshares..................       210          3,921
  Downey Financial Corp. ....................       180          2,545
  Federal Agricultural Mortgage Corp. .......        90          2,880
  First Busey Corp. .........................       220          4,363
  First Financial Holdings, Inc. ............       100          2,401
  First Niagara Financial Group, Inc. .......       910         13,131
  First Place Financial Corp. ...............       140          1,750
  FirstFed Financial Corp.*..................       120          1,834
  Flagstar Bancorp, Inc. ....................       380          2,326
  Flushing Financial Corp. ..................       180          3,514
  Franklin Bank Corp.*.......................       220            341
  Imperial Capital Bancorp, Inc. ............        50            754
  K-Fed Bancorp..............................        40            446
  Kearny Financial Corp. ....................       180          1,958
  NASB Financial, Inc. ......................        30            854
  NewAlliance Bancshares, Inc. ..............       980         13,191
  Northwest Bancorp, Inc. ...................       160          4,128
  Ocwen Financial Corp.*.....................       310          1,531
  Oritani Financial Corp.*...................       100          1,517
  PFF Bancorp, Inc. .........................       190            718
  Provident Financial Services, Inc. ........       530          8,178
  Provident New York Bancorp.................       350          4,676
  Rockville Financial, Inc. .................        80          1,086
  Roma Financial Corp. ......................        90          1,397
  TierOne Corp. .............................       160          1,434
  Triad Guaranty, Inc.*......................       100            228
  TrustCo Bank Corp. ........................       650          5,674
  United Community Financial Corp. ..........       230          1,888
  ViewPoint Financial Group..................       100          1,625
  Wauwatosa Holdings, Inc.*..................        80            975
  Westfield Financial, Inc. .................        90            875
  WSFS Financial Corp. ......................        50          2,541
                                                           -----------
TOTAL THRIFTS & MORTGAGE FINANCE                               124,870
                                                           -----------

  TOBACCO 0.2%
  Alliance One International, Inc.*..........       820          5,043
  Universal Corp. ...........................       230         14,764
  Vector Group, Ltd. ........................       270          4,652
                                                           -----------
TOTAL TOBACCO                                                   24,459
                                                           -----------

  TRADING COMPANIES & DISTRIBUTORS 0.6%
  Applied Industrial Technologies, Inc. .....       370          8,939
  Beacon Roofing Supply, Inc.*...............       380          4,047
  BlueLinx Holdings, Inc. ...................       100            518
  Electro Rent Corp. ........................       150          2,027
  H&E Equipment Services, Inc.*..............       150          1,967
  Houston Wire & Cable Co. ..................       130          2,432
  Interline Brands, Inc.*....................       240          4,644
  Kaman Corp. -- Class A.....................       210          5,691
  Lawson Products, Inc. .....................        40          1,015
  Nuco2, Inc.*...............................       130          3,596
  Rush Enterprises, Inc.*....................       290          4,675
  TAL International Group, Inc. .............       140          3,389
  Textainer Group Holdings, Ltd. ............        60          1,026
  UAP Holding Corp. .........................       440         17,120
  Watsco, Inc. ..............................       200          9,074
                                                           -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS                          70,160
                                                           -----------

  WATER UTILITIES 0.2%
  American States Water Co. .................       150          5,253
  Cadiz, Inc.*...............................       100          1,896
  California Water Service Group.............       170          6,579
  Consolidated Water Co., Ltd. ..............       120          2,844
  SJW Corp. .................................       130          3,909
  Southwest Water Co. .......................       210          2,339
                                                           -----------
TOTAL WATER UTILITIES                                           22,820
                                                           -----------

  WIRELESS TELECOMMUNICATION SERVICES 0.2%
  Centennial Communications Corp.*...........       210          1,273
  FiberTower Corp.*..........................       890          1,353
  ICO Global Communications Holdings, Ltd.*..       890          3,320
  iPCS, Inc. ................................       150          4,563
  Rural Cellular Corp.*......................       110          4,888
  Syniverse Holdings, Inc.*..................       240          3,770


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 41



RYDEX 2x RUSSELL 2000(R) ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2008

--------------------------------------------------------------------------------

                                                                MARKET
                                                  SHARES         VALUE
----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  USA Mobility, Inc.*........................       200         $1,428
  Virgin Mobile USA, Inc. -- Class A*........       240            996
                                                           -----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                       21,591
                                                           -----------
TOTAL COMMON STOCKS
  (Cost $10,413,954)                                        10,084,380
                                                           -----------


                                                  FACE          MARKET
                                                 AMOUNT          VALUE
----------------------------------------------------------------------
REPURCHASE AGREEMENTS 6.8%
  State Street Bank & Trust Co., 1.850%,
     dated 04/30/08, at 1.850% to be
     repurchased at $804,041 on 05/01/08
     collateralized by $815,000 FHLB at
     5.700% due 04/03/28 with a value of
     $822,131................................   804,000       $804,000
                                                           -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $804,000)                                              804,000
                                                           -----------

UNITED STATES TREASURY BILLS 4.7%
  United States Treasury Bill 0.757%, due
     05/01/08(a)+............................   550,000        550,000
                                                           -----------
TOTAL UNITED STATES TREASURY BILLS
  (Cost $550,000)                                              550,000
                                                           -----------
TOTAL INVESTMENTS 97.3%
  (Cost $11,767,954)                                        11,438,380
                                                           -----------
OTHER ASSETS IN EXCESS OF LIABILITIES--2.7%                    305,618
                                                           -----------
NET ASSETS--100.0%                                         $11,743,998
----------------------------------------------------------------------

                                                            UNREALIZED
                                               CONTRACTS          GAIN
----------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
  June 2008 Russell 2000(R) Index Mini
     Futures Contracts (Aggregate Market
     Value of Contracts $6,385,750)..........      89         $137,605
                                                           -----------


                                                 UNITS
----------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS PURCHASED
  July 2008 Russell 2000(R) Index Swap,
     Terminating 07/01/08* (Notional Market
     Value $7,216,480).......................    10,076       $331,089
----------------------------------------------------------------------



     * Non-Income Producing Security.

    ** Price return based on S&P Russell 2000(R) Index +/- financing at a variable rate.

   (a) Zero coupon bond--Interest rate represents current yield to maturity.

     + Security or portions of the security was pledged as collateral for a swap agreement.

FHLB--Federal Home Loan Bank




See Notes to Financial Statements.

SEMI-ANNUAL REPORT 42



RYDEX INVERSE 2X RUSSELL 2000(R) ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2008

--------------------------------------------------------------------------------



                                                       FACE          MARKET
                                                      AMOUNT          VALUE
---------------------------------------------------------------------------
REPURCHASE AGREEMENTS 85.2%
  State Street Bank & Trust Co., 1.850%, dated
  04/30/08, to be repurchased at $17,774,913 on
  05/01/08 collateralized by $17,975,000 FHLB at
  5.70% due 04/03/08 with a value of $18,132,281..  17,774,000  $17,774,000
                                                                -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $17,774,000)                                             17,774,000
                                                                -----------

UNITED STATES TREASURY BILLS 4.8%
  United States Treasury Bill
     0.757%, due 05/01/08(a)+.....................   1,000,000    1,000,000
                                                                -----------
TOTAL UNITED STATES TREASURY BILLS
  (Cost $1,000,000)                                               1,000,000
                                                                -----------
TOTAL INVESTMENTS 100.0%
  (Cost $18,774,000)                                             18,774,000
                                                                -----------
OTHER ASSETS IN EXCESS OF LIABILITIES--10.0%                      2,091,191
                                                                -----------
NET ASSETS--100.0%                                              $20,865,191
---------------------------------------------------------------------------





                                                               UNREALIZED
                                                    CONTRACTS        LOSS
-------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
  June 2008 Russell 2000 Index Mini Futures
  Contracts (Aggregate Market Value of Contracts
  $5,453,000).....................................      76      $(171,398)
                                                                ---------






                                                     UNITS
------------------------------------------------------------------------

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
  July 2008 Russell 2000(R) Index Swap,
  Terminating 07/01/08* (Notional Market Value
  $7,178,000).....................................  10,023     $(551,849)
                                                             -----------
  May 2008 Russell 2000(R) Index Swap, Terminating
  05/20/08* (Notional Market Value $28,864,238)...  40,303    (1,346,905)
                                                             -----------
     (Total Notional Market Value $36,042,238)               $(1,898,754)
------------------------------------------------------------------------



     * Price return based on S&P Russell 2000(R) Index +/- financing at a variable rate.

   (a) Zero coupon bond--Interest rate represents current yield to maturity.

     + Security or portions of the security was pledged as collateral for a swap agreement sold short.

FHLB--Federal Home Loan Bank




See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 43





STATEMENTS OF ASSETS AND LIABILITIES                  April 30, 2008 (Unaudited)

--------------------------------------------------------------------------------


                                                  RYDEX 2X         RYDEX      RYDEX 2X
                                                   S&P 500    INVERSE 2X    S&P MIDCAP
                                                       ETF   S&P 500 ETF       400 ETF
                                               -----------   -----------   -----------
ASSETS
Investment Securities at Market Value*.......  $29,760,380   $ 6,548,947   $ 2,824,167
Repurchase Agreements* (Note 2)..............    3,597,000    42,844,000       412,000
Cash.........................................          848           922           214
Segregated Cash for Swaps....................    1,466,000     8,565,000       100,000
Margin Deposit for Futures Contracts.........    1,263,600       518,400        92,800
Receivables:
  Dividends..................................       21,755            --         1,563
  Interest...................................          185         2,202            21
  Fund Shares Sold...........................    3,151,657            --            --
  Equity Index Swap Settlement (Note 2)......           --       407,614        56,191
  Variation Margin on Futures Contracts (Note
     2)......................................           --        47,160            --
                                               -----------   -----------   -----------
     TOTAL ASSETS............................   39,261,425    58,934,245     3,486,956
                                               -----------   -----------   -----------
LIABILITIES
Payables:
  Investments Purchased......................    4,978,615            --       199,853
  Equity Index Swap Settlement (Note 2)......       57,967            --            --
  Variation Margin on Futures Contracts (Note
     2)......................................      114,953            --         5,800
  Accrued Management Fees....................       16,540        34,689         1,795
  Accrued Trustee Fees.......................          271           797            32
                                               -----------   -----------   -----------
     TOTAL LIABILITIES.......................    5,168,346        35,486       207,480
                                               -----------   -----------   -----------
NET ASSETS...................................  $34,093,079   $58,898,759   $ 3,279,476
                                               ===========   ===========   ===========
NET ASSETS CONSIST OF:
Paid-in Capital..............................  $34,504,474   $61,458,864   $ 5,622,478
Undistributed Net Investment Income..........       19,235        84,772         1,687
Accumulated Net Realized Gain/(Loss) on
  Investment Securities, Futures and Swaps...   (1,516,818)   (2,731,338)   (2,530,777)
Net Unrealized Appreciation/(Depreciation) on
  Investment Securities, Futures and Swaps...    1,086,188        86,461       186,088
                                               -----------   -----------   -----------
NET ASSETS...................................  $34,093,079   $58,898,759   $ 3,279,476
                                               ===========   ===========   ===========
Shares Outstanding (Unlimited Shares
  Authorized), No Par Value..................      550,000       700,000        50,000
                                               ===========   ===========   ===========
Net Asset Value, Offering Price and
  Repurchase Price Per Share.................  $     61.99   $     84.14   $     65.59
                                               ===========   ===========   ===========
*Total Cost of Investments...................  $33,284,140   $49,392,947   $ 3,279,790
                                               ===========   ===========   ===========





See Notes to Financial Statements.

SEMI-ANNUAL REPORT 44




STATEMENTS OF ASSETS AND LIABILITIES                  April 30, 2008 (Unaudited)

--------------------------------------------------------------------------------

                                                     RYDEX INVERSE      RYDEX 2X   RYDEX INVERSE
                                                     2X S&P MIDCAP       RUSSELL      2X RUSSELL
                                                           400 ETF   2000(R) ETF     2000(R) ETF
                                                     -------------   -----------   -------------
ASSETS
Investment Securities at Market Value*............     $       --    $10,634,380    $ 1,000,000
Repurchase Agreements* (Note 2)...................      6,727,000        804,000     17,774,000
Cash..............................................             74            495            750
Segregated Cash for Swaps.........................      1,285,000        140,000      3,572,000
Margin Deposit for Futures Contracts..............         35,200        373,800        319,200
Receivables:
  Dividends.......................................             --          5,425             --
  Interest........................................            346             41            913
  Equity Index Swap Settlement (Note 2)...........             --        322,436             --
  Variation Margin on Futures Contracts (Note 2)..          2,200             --         29,640
                                                       ----------    -----------    -----------
     TOTAL ASSETS.................................      8,049,820     12,280,577     22,696,503
                                                       ----------    -----------    -----------
LIABILITIES
Payables:
  Investments Purchased...........................             --        495,124             --
  Equity Index Swap Settlement (Note 2)...........        246,876             --      1,816,781
  Variation Margin on Futures Contracts (Note 2)..             --         34,710             --
  Accrued Management Fees.........................          4,714          6,627         14,067
  Accrued Trustee Fees............................            157            118            464
                                                       ----------    -----------    -----------
     TOTAL LIABILITIES............................        251,747        536,579      1,831,312
                                                       ----------    -----------    -----------
NET ASSETS........................................     $7,798,073    $11,743,998    $20,865,191
                                                       ==========    ===========    ===========
NET ASSETS CONSIST OF:
Paid-in Capital...................................     $5,656,548    $14,088,507    $20,848,655
Undistributed Net Investment Income...............         10,489          8,628         37,923
Accumulated Net Realized Gain/(Loss) on Investment
  Securities, Futures and Swaps...................      2,465,460     (2,492,257)     2,048,765
Net Unrealized Appreciation/(Depreciation) on
  Investment Securities, Futures and Swaps........       (334,424)       139,120     (2,070,152)
                                                       ----------    -----------    -----------
NET ASSETS........................................     $7,798,073    $11,743,998    $20,865,191
                                                       ==========    ===========    ===========
Shares Outstanding (Unlimited Shares Authorized),
  No Par Value....................................        100,000        200,000        250,000
                                                       ==========    ===========    ===========
Net Asset Value, Offering Price and Repurchase
  Price Per Share.................................     $    77.98    $     58.72    $     83.46
                                                       ==========    ===========    ===========
*Total Cost of Investments........................     $6,727,000    $11,767,954    $18,774,000
                                                       ==========    ===========    ===========





See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 45




STATEMENTS OF OPERATIONS                                    For the Period Ended
                                                      April 30, 2008 (Unaudited)

--------------------------------------------------------------------------------


                                                       RYDEX 2X   RYDEX INVERSE      RYDEX 2X
                                                        S&P 500      2X S&P 500    S&P MIDCAP
                                                           ETF*            ETF*      400 ETF*
                                                    -----------   -------------   -----------
INVESTMENT INCOME
  Dividends.......................................  $   106,436    $        --    $    34,930
  Interest........................................       31,410        396,345         17,884
                                                    -----------    -----------    -----------
     Total Income.................................      137,846        396,345         52,814
                                                    -----------    -----------    -----------
EXPENSES
  Management Fee..................................       46,318        109,541         21,212
  Trustee Fee.....................................          443          1,048            203
                                                    -----------    -----------    -----------
     Total Expenses...............................       46,761        110,589         21,415
                                                    -----------    -----------    -----------
Net Investment Income.............................       91,085        285,756         31,399
                                                    -----------    -----------    -----------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net Realized Gain/(Loss) From:
  Investment Securities...........................     (476,928)            --       (904,043)
  Futures Contracts...............................     (522,815)     1,051,533       (107,458)
  Swap Contracts..................................     (517,075)    (3,782,871)    (1,519,276)
                                                    -----------    -----------    -----------
     Net Realized Loss............................   (1,516,818)    (2,731,338)    (2,530,777)
Net Change in Unrealized
  Appreciation/(Depreciation) On:
  Investment Securities...........................       73,240             --        (43,623)
  Futures Contracts...............................    1,070,403       (317,848)       169,652
  Swap Contracts..................................      (57,455)       404,309         60,059
                                                    -----------    -----------    -----------
Net Change in Unrealized Appreciation on
  Investments.....................................    1,086,188         86,461        186,088
                                                    -----------    -----------    -----------
Net Realized and Unrealized Loss on Investments...     (430,630)    (2,644,877)    (2,344,689)
                                                    -----------    -----------    -----------
     NET DECREASE IN NET ASSETS RESULTING FROM
     OPERATIONS...................................  $  (339,545)   $(2,359,121)   $(2,313,290)
                                                    ===========    ===========    ===========




* The Fund commenced operations on November 5, 2007.


See Notes to Financial Statements.

SEMI-ANNUAL REPORT 46



STATEMENTS OF OPERATIONS                                    For the Period Ended
                                                      April 30, 2008 (Unaudited)

--------------------------------------------------------------------------------

                                                  RYDEX INVERSE          RYDEX 2X   RYDEX INVERSE
                                                  2X S&P MIDCAP   RUSSELL 2000(R)      2X RUSSELL
                                                       400 ETF*              ETF*    2000(R) ETF*
                                                  -------------   ---------------   -------------
INVESTMENT INCOME
  Dividends.....................................    $       --      $    54,259      $        --
  Interest......................................       170,682           24,677          268,283
  Foreign Taxes Withheld........................            --              (16)              --
                                                    ----------      -----------      -----------
     Total Income...............................       170,682           78,920          268,283
                                                    ----------      -----------      -----------
EXPENSES
  Management Fee................................        36,304           29,863           68,232
  Trustee Fees..................................           348              285              653
                                                    ----------      -----------      -----------
     Total Expenses.............................        36,652           30,148           68,885
                                                    ----------      -----------      -----------
Net Investment Income...........................       134,030           48,772          199,398
                                                    ----------      -----------      -----------
REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS
Net Realized Gain/(Loss) From:
  Investment Securities.........................            --         (587,153)              --
  Futures Contracts.............................     1,294,033         (227,579)         214,480
  Swap Contracts................................     1,171,427       (1,677,525)       1,834,285
                                                    ----------      -----------      -----------
     Net Realized Gain/(Loss)...................     2,465,460       (2,492,257)       2,048,765
Net Change in Unrealized
  Appreciation/(Depreciation) On:
  Investment Securities.........................            --         (329,574)              --
  Futures Contracts.............................       (39,508)         137,605         (171,398)
  Swap Contracts................................      (294,916)         331,089       (1,898,754)
                                                    ----------      -----------      -----------
Net change in Unrealized
  Appreciation/(Depreciation) on Investments....      (334,424)         139,120       (2,070,152)
                                                    ----------      -----------      -----------
Net Realized and Unrealized Gain/(Loss) on
  Investments...................................     2,131,036       (2,353,137)         (21,387)
                                                    ----------      -----------      -----------
     NET INCREASE/DECREASE IN NET ASSETS
       RESULTING
       FROM OPERATIONS..........................    $2,265,066      $(2,304,365)     $   178,011
                                                    ==========      ===========      ===========



* The Fund commenced operations on November 5, 2007.


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 47




STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                                RYDEX 2X    RYDEX INVERSE 2X
                                                             S&P 500 ETF         S&P 500 ETF
                                                       -----------------   -----------------
                                                          FOR THE PERIOD      FOR THE PERIOD
                                                       NOVEMBER 5, 2007*   NOVEMBER 5, 2007*
                                                                 THROUGH             THROUGH
                                                          APRIL 30, 2008      APRIL 30, 2008
                                                             (UNAUDITED)         (UNAUDITED)
                                                       -----------------   -----------------
OPERATIONS
  Net Investment Income..............................     $    91,085         $   285,756
  Net Realized Loss..................................      (1,516,818)         (2,731,338)
  Net Change in Unrealized Appreciation on
     Investments.....................................       1,086,188              86,461
                                                          -----------         -----------
  Net Decrease in Net Assets Resulting From
     Operations......................................        (339,545)         (2,359,121)
                                                          -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net Investment Income..............................         (71,850)           (200,984)
                                                          -----------         -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold..........................      34,504,474          61,458,864
  Value of Shares Reinvested.........................              --                  --
  Value of Shares Repurchased........................              --                  --
                                                          -----------         -----------
  Net Increase in Net Assets Resulting From Share
     Transactions....................................      34,504,474          61,458,864
                                                          -----------         -----------
     Increase in Net Assets..........................      34,093,079          58,898,759
NET ASSETS--BEGINNING OF PERIOD......................              --                  --
                                                          -----------         -----------
NET ASSETS--END OF PERIOD(1).........................     $34,093,079         $58,898,759
                                                          ===========         ===========
(1) Including Undistributed Net Investment Income....     $    19,235         $    84,772
                                                          ===========         ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Sold........................................         550,000             700,000
  Shares Reinvested..................................              --                  --
  Shares Repurchased.................................              --                  --
  Shares Outstanding, Beginning of Period............              --                  --
                                                          -----------         -----------
  Shares Outstanding, End of Period..................         550,000             700,000
                                                          ===========         ===========



* The Fund commenced operations on November 5, 2007.


See Notes to Financial Statements.

SEMI-ANNUAL REPORT 48



STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                RYDEX 2X    RYDEX INVERSE 2X
                                                              S&P MIDCAP          S&P MIDCAP
                                                                 400 ETF             400 ETF
                                                       -----------------   -----------------
                                                          FOR THE PERIOD      FOR THE PERIOD
                                                       NOVEMBER 5, 2007*   NOVEMBER 5, 2007*
                                                                 THROUGH             THROUGH
                                                          APRIL 30, 2008      APRIL 30, 2008
                                                             (UNAUDITED)         (UNAUDITED)
                                                       -----------------   -----------------
OPERATIONS
  Net Investment Income..............................     $    31,399         $   134,030
  Net Realized Gain/(Loss)...........................      (2,530,777)          2,465,460
  Net Change in Unrealized
     Appreciation/(Depreciation) on Investments......         186,088            (334,424)
                                                          -----------         -----------
  Net Increase/(Decrease) in Net Assets Resulting
     From Operations.................................      (2,313,290)          2,265,066
                                                          -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net Investment Income..............................         (29,712)           (123,541)
                                                          -----------         -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold..........................      11,250,000          15,406,205
  Value of Shares Reinvested.........................              --                  --
  Value of Shares Repurchased........................      (5,627,522)         (9,897,697)
                                                          -----------         -----------
  Net Increase in Net Assets Resulting From Share
     Transactions....................................       5,622,478           5,508,508
                                                          -----------         -----------
VOLUNTARY CONTRIBUTION FROM ADVISOR (Note 3).........              --             148,040
                                                          -----------         -----------
     Increase in Net Assets..........................       3,279,476           7,798,073
NET ASSETS--BEGINNING OF PERIOD......................              --                  --
                                                          -----------         -----------
NET ASSETS--END OF PERIOD(1).........................     $ 3,279,476         $ 7,798,073
                                                          ===========         ===========
(1) Including Undistributed Net Investment Income....     $     1,687         $    10,489
                                                          ===========         ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Sold........................................         150,000             200,000
  Shares Reinvested..................................              --                  --
  Shares Repurchased.................................        (100,000)           (100,000)
  Shares Outstanding, Beginning of Period............              --                  --
                                                          -----------         -----------
  Shares Outstanding, End of Period..................          50,000             100,000
                                                          ===========         ===========



* The Fund commenced operations on November 5, 2007.


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 49




STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                  RYDEX 2X      RYDEX INVERSE 2X
                                                       RUSSELL 2000(R) ETF   RUSSELL 2000(R) ETF
                                                       -------------------   -------------------
                                                            FOR THE PERIOD        FOR THE PERIOD
                                                         NOVEMBER 5, 2007*     NOVEMBER 5, 2007*
                                                                   THROUGH               THROUGH
                                                            APRIL 30, 2008        APRIL 30, 2008
                                                               (UNAUDITED)           (UNAUDITED)
                                                       -------------------   -------------------
OPERATIONS
  Net Investment Income..............................      $    48,772           $   199,398
  Net Realized Gain/(Loss)...........................       (2,492,257)            2,048,765
  Net Change in Unrealized
     Appreciation/(Depreciation) on Investments......          139,120            (2,070,152)
                                                           -----------           -----------
  Net Increase/(Decrease) in Net Assets Resulting
     From Operations.................................       (2,304,365)              178,011
                                                           -----------           -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net Investment Income..............................          (40,144)             (161,475)
                                                           -----------           -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold..........................       16,906,096            29,402,741
  Value of Shares Reinvested.........................               --                    --
  Value of Shares Repurchased........................       (2,817,589)           (8,554,086)
                                                           -----------           -----------
  Net Increase in Net Assets Resulting From Share
     Transactions....................................       14,088,507            20,848,655
                                                           -----------           -----------
     Increase in Net Assets..........................       11,743,998            20,865,191
NET ASSETS--BEGINNING OF PERIOD......................               --                    --
                                                           -----------           -----------
NET ASSETS--END OF PERIOD(1).........................      $11,743,998           $20,865,191
                                                           ===========           ===========
(1) Including Undistributed Net Investment Income....      $     8,628           $    37,923
                                                           ===========           ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Sold........................................          250,000               350,000
  Shares Reinvested..................................               --                    --
  Shares Repurchased.................................          (50,000)             (100,000)
  Shares Outstanding, Beginning of Period............               --                    --
                                                           -----------           -----------
  Shares Outstanding, End of Period..................          200,000               250,000
                                                           ===========           ===========



* The Fund commenced operations on November 5, 2007.


See Notes to Financial Statements.

SEMI-ANNUAL REPORT 50



FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


                                                                          RYDEX INVERSE
                                                             RYDEX 2X                2X
                                                          S&P 500 ETF       S&P 500 ETF
                                                      ---------------   ---------------
                                                       FOR THE PERIOD    FOR THE PERIOD
                                                          NOVEMBER 5,       NOVEMBER 5,
                                                                2007*             2007*
                                                              THROUGH           THROUGH
                                                       APRIL 30, 2008    APRIL 30, 2008
                                                          (UNAUDITED)       (UNAUDITED)
                                                      ---------------   ---------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD..............           $75.00            $75.00
                                                              -------           -------
Net Investment Income**.............................             0.41              0.77
Net Realized and Unrealized Gain/(Loss) on
  Investments***....................................           (13.04)             8.91
                                                              -------           -------
TOTAL FROM INVESTMENT OPERATIONS....................           (12.63)             9.68
                                                              -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............................            (0.38)            (0.54)
                                                              -------           -------
NET ASSET VALUE AT END OF PERIOD....................           $61.99            $84.14
                                                              =======           =======
TOTAL RETURN****....................................           (16.85)%           12.92%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted).........          $34,093           $58,899
RATIO TO AVERAGE NET ASSETS OF:
Expenses............................................             0.70%*****        0.70%*****
Net Investment Income...............................             1.37%*****        1.82%*****
Portfolio Turnover Ratio+...........................               14%               --%



       * The Fund commenced operations on November 5, 2007.
      ** Based on average shares outstanding.
     *** The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses on investments for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
    **** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   ***** Annualized.
       + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions. Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 51




FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                        RYDEX 2X S&P        RYDEX INVERSE 2X
                                                      MIDCAP 400 ETF      S&P MIDCAP 400 ETF
                                                   -----------------      ------------------
                                                      FOR THE PERIOD          FOR THE PERIOD
                                                   NOVEMBER 5, 2007*       NOVEMBER 5, 2007*
                                                             THROUGH                 THROUGH
                                                      APRIL 30, 2008          APRIL 30, 2008
                                                         (UNAUDITED)             (UNAUDITED)
                                                   -----------------      ------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD...........             $75.00                  $75.00
                                                              ------                  ------
Net Investment Income**..........................               0.33                    1.06
Net Realized and Unrealized Gain/(Loss) on
  Investments***.................................              (9.41)                   1.46
                                                              ------                  ------
TOTAL FROM INVESTMENT OPERATIONS.................              (9.08)                   2.52
                                                              ------                  ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income............................              (0.33)                  (1.02)
                                                              ------                  ------
VOLUNTARY CONTRIBUTION FROM ADVISOR (Note 3).....                 --                    1.48
                                                              ------                  ------
NET ASSET VALUE AT END OF PERIOD.................             $65.59                  $77.98
                                                              ======                  ======
TOTAL RETURN****.................................             (12.06)%                  5.20%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted)......             $3,279                  $7,798
RATIO TO AVERAGE NET ASSETS OF:
Expenses.........................................               0.70%*****              0.70%*****
Net Investment Income............................               1.03%*****              2.57%*****
Portfolio Turnover Ratio+........................                 98%                     --%



     (1) If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 3.21%.
       * The Fund commenced operations on November 5, 2007.
      ** Based on average shares outstanding.
     *** The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses on investments for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
    **** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   ***** Annualized.
       + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions. Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.


See Notes to Financial Statements.

SEMI-ANNUAL REPORT 52



FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


                                                                 RYDEX 2X      RYDEX INVERSE 2X
                                                      RUSSELL 2000(R) ETF   RUSSELL 2000(R) ETF
                                                      -------------------   -------------------
                                                           FOR THE PERIOD        FOR THE PERIOD
                                                        NOVEMBER 5, 2007*     NOVEMBER 5, 2007*
                                                                  THROUGH               THROUGH
                                                           APRIL 30, 2008        APRIL 30, 2008
                                                              (UNAUDITED)           (UNAUDITED)
                                                      -------------------   -------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD..............               $75.00                $75.00
                                                                  -------               -------
Net Investment Income**.............................                 0.34                  0.87
Net Realized and Unrealized Gain/(Loss) on
  Investments***....................................               (16.30)                 8.27
                                                                  -------               -------
TOTAL FROM INVESTMENT OPERATIONS....................               (15.96)                 9.14
                                                                  -------               -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............................                (0.32)                (0.68)
                                                                  -------               -------
NET ASSET VALUE AT END OF PERIOD....................               $58.72                $83.46
                                                                  =======               =======
TOTAL RETURN****....................................               (21.29)%               12.17%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted).........              $11,744               $20,865
RATIO TO AVERAGE NET ASSETS OF:
Expenses............................................                 0.70%*****            0.70%*****
Net Investment Income...............................                 1.14%*****            2.03%******
Portfolio Turnover Ratio+...........................                    8%                   --%



       * The Fund commenced operations on November 5, 2007.
      ** Based on average shares outstanding.
     *** The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses on investments for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
    **** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   ***** Annualized.
       + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions. Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 53




NOTES TO FINANCIAL STATEMENTS (Unaudited)                         April 30, 2008

--------------------------------------------------------------------------------

1.  ORGANIZATION

Rydex ETF Trust (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Delaware statutory trust on November 22, 2002. As of April 30, 2008, the Trust offers of twenty three portfolios, each of which represent a separate series of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). The financial statements herein relate to the following Funds: Rydex 2x S&P 500 ETF, Rydex Inverse 2x S&P 500 ETF, Rydex 2x S&P MidCap 400 ETF, Rydex Inverse 2x S&P MidCap 400 ETF, Rydex 2x Russell 2000(R) ETF, and Rydex Inverse 2x Russell 2000(R) ETF. The Funds commenced operations on November 5, 2007.

The Funds' investment objective is to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. For Rydex 2x S&P 500 ETF, Rydex 2x S&P MidCap 400 ETF, and Rydex 2x Russell 2000(R) ETF (each, a "Leveraged Fund" and collectively, the "Leveraged Funds"), each Fund's benchmark is 200% of the performance of an index representing publicly traded equity securities (the "Underlying Index"). For Rydex Inverse 2x S&P 500 ETF, Rydex Inverse 2x S&P MidCap 400 ETF, and Rydex Inverse 2x Russell 2000(R) ETF (each, a "Leveraged Inverse Fund" and collectively, the "Leveraged Inverse Funds"), each Fund's benchmark is 200% of the inverse (opposite) performance of its Underlying Index. The Underlying Index for Rydex 2x S&P 500 ETF and Rydex Inverse 2x S&P 500 ETF is the S&P 500 Index. The Underlying Index for the Rydex 2x S&P MidCap 400 ETF and the Rydex Inverse 2x S&P MidCap 400 ETF is the S&P MidCap 400 Index. The Underlying Index for the Rydex 2x Russell 2000(R) ETF and the Rydex Inverse 2x Russell 2000(R) ETF is the Russell 2000(R) Index.

The Leveraged Funds seek to achieve their objective by investing in equity securities contained in the Underlying Index, and leveraged derivative instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. The Leveraged Inverse Funds seek to achieve their objective by engaging in short sales of securities and investing in leveraged derivative instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices.

The Funds operate as index funds and are not actively managed. Adverse performance of a security in the Funds' portfolio will ordinarily not result in the elimination of the security from the Funds' portfolio.

The Funds issue and redeem shares on a continuous basis, at net asset value, only in aggregations of 50,000 shares called a "Creation Unit". Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosures at the date of the financial statements and accompanying notes and the reported amounts of increases and decreases in net assets from operations during the reporting period. Management believes that the estimates utilized in preparing the Funds' financial statements are reasonable and prudent; however, actual results could differ from these estimates.

A. SECURITY VALUATION

Securities listed on a domestic securities exchange are valued based on the last sale price as of the close of regular trading hours on the New York Stock Exchange or, in the absence of recorded sales, are valued at the most recent bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. The Funds invest in money market mutual funds, which are valued at their NAV.

Investments for which market quotations are not readily available are fair valued as determine in good faith by Rydex Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade, (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market, and (iii) other information and considerations, including current values in related-markets.

Financial futures contracts are valued based on the unrealized gain or loss on the contracts that is determined by the last quoted sales price, usually as of 4:00 PM on the valuation date on the exchange on which they trade.

Domestic equity index swap agreements entered into by a Fund are valued based on the unrealized gain or loss on the agreements that is determined by marking the agreements to the relevant index at the close of the NYSE, usually 4:00 PM or, if there is an afternoon trade, to the "fill". The swaps' market values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Short-term securities are valued at amortized cost, which approximates market price. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedule of Investments reflect the current yield to maturity based on amortized cost as of the date of this report. Other securities bear interest at the rates shown, payable at fixed dates through

SEMI-ANNUAL REPORT 54

--------------------------------------------------------------------------------


maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.

B. SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are recorded as of trade date. Realized gains and losses from portfolio fund transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, net of foreign tax withholdings. Interest income is recorded on the accrual basis. Advisory fees, which are directly identifiable to a specific Fund, are applied to that Fund. Trustee fees which cannot be attributed to a Fund are allocated in such a manner as deemed equitable, taking into consideration the relative net assets of the Fund.

C. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with financial institutions. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Funds follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by Rydex Global Advisors, which acts as the Funds' investment advisor (the "Advisor"). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of the Funds net assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

D. FUTURES CONTRACTS

The Funds may enter into stock index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified futures delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

E. SWAP AGREEMENTS

The Funds may enter into domestic equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity index, in return for periodic payment based on a fixed or variable interest rate. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses. There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.

F. COLLATERAL

In conjunction with the use of short sales, futures and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

                                                           SEMI-ANNUAL REPORT 55




NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

--------------------------------------------------------------------------------

G. FEDERAL INCOME TAXES

The Funds policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income and capital gains, if any to the shareholders within the allowable time limits. Therefore, no provision for Federal income taxes is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for in-kind redemptions, income reclassifications from real estate investment trusts ("REITs") and losses deferred due to wash sales.

For the period ended April 30, 2008, the Funds realized no net capital gains resulting from in-kind redemptions and other transactions. Because gains from in-kind redemptions are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains are reclassified from accumulated net realized gains to paid-in-capital at the end of the Funds tax year. These reclassifications have no effect on net assets or net asset value per share. Had there been in-kind net capital gains for the period ended April 30, 2008 are disclosed in the Fund's Statement of Operations.

At April 30, 2008, the Funds had no capital loss carryforwards which may be utilized to offset any net realized capital gains as the Funds are in their first year of operation.

H. DIVIDENDS AND DISTRIBUTIONS

The Funds declare and pay dividends from net investment income and distribute from net realized capital gains at least annually.

I. RISK AND UNCERTAINTIES

The Trust invests in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in the financial statements.

The risks inherent in the use of futures contracts and swap agreements, include
i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; III) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Funds have established strict counterparty credit guidelines and enter into transactions only with financial institutions of investment grade or better.

J. NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.

Management evaluated the implications of FIN 48 and determined that all tax positions meet the "more-likely than not" threshold. As a result, the financial statements have not been impacted by the adoption of FIN 48. However, management's conclusions regarding FIN 48 are subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulation, and interpretations thereof.

In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements. Management does not anticipate SFAS 157 will have a material impact on the Funds' financial statements.

In March, 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact, if any, the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

3.  ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of the Funds to conform to changes in the composition of the relevant

SEMI-ANNUAL REPORT 56

--------------------------------------------------------------------------------


index. For these services, the Advisor receives an advisory fee at the annual rate shown below of the average daily net assets of the Funds.

                                                                       ADVISORY FEE
                                                                       ------------
Rydex 2x S&P 500 ETF.................................................      0.70%
Rydex Inverse 2x S&P 500 ETF.........................................      0.70%
Rydex 2x S&P MidCap 400 ETF..........................................      0.70%
Rydex Inverse 2x S&P MidCap 400 ETF..................................      0.70%
Rydex 2x Russell 2000(R) ETF.........................................      0.70%
Rydex Inverse 2x Russell 2000(R) ETF.................................      0.70%


The Advisor pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except: interest, taxes, distribution and trustee fees or expenses and extraordinary expenses.

Under an Administration Agreement, State Street Bank and Trust Company (the "Administrator") provides various administrative and accounting services for the maintenance and operations of the Funds. Under a Custodian Agreement with the Trust, the Administrator maintains cash, securities and other assets of the Trust and the Funds in separate accounts for each fund, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, the Administrator acts as a transfer agent for the Trust's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. The Advisor compensates the Administrator directly for the foregoing services.

The Funds have adopted a Distribution Plan (the "Plan") that allows the Funds to pay distribution fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Funds.

The Advisor made a voluntary capital contribution to the Fund during the period ended April 30, 2008 of $148,040 to offset a loss on a portfolio investment.

4.  CAPITAL

At April 30, 2008, there were an unlimited number of no par value shares of beneficial interest authorized. There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. The minimum transaction fees are:

                                                                     MINIMUM
                                                                     TRANSACTION FEE
                                                                     ---------------
Rydex 2x S&P 500 ETF...............................................       $2,000
Rydex Inverse 2x S&P 500 ETF.......................................           50
Rydex 2x S&P MidCap 400 ETF........................................        2,000
Rydex Inverse 2x S&P MidCap 400 ETF................................           50
Rydex 2x Russell 2000(R) ETF.......................................        3,000
Rydex Inverse 2x Russell 2000(R) ETF...............................           50


The Administrator has waived the in-kind creation and redemption fees for the Funds for a period of six months from commencement. The Advisor will reimburse the Administrator for 50% of the waived creation and redemption fees.

5.  INVESTMENT TRANSACTIONS

For the period ended April 30, 2008 the Funds had in-kind contributions and in-kind redemptions as follows:

                                                               SUBSCRIPTIONS   REDEMPTIONS
                                                               -------------   -----------
Rydex 2x S&P 500 ETF.........................................    2,292,461          --
Rydex Inverse 2x S&P 500 ETF.................................           --          --
Rydex 2x S&P MidCap 400 ETF..................................           --          --
Rydex Inverse 2x S&P MidCap 400 ETF..........................           --          --
Rydex 2x Russell 2000(R) ETF.................................           --          --
Rydex Inverse 2x Russell 2000(R) ETF.........................           --          --

                                                           SEMI-ANNUAL REPORT 57




NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

--------------------------------------------------------------------------------

Purchases and sales of investment securities (excluding short-term investments, U.S. government and government agency obligations) for the Funds were as follows:

                                                                  PURCHASES       SALES
                                                                 ----------   ---------
Rydex 2x S&P 500 ETF...........................................  56,937,380   2,313,537
Rydex Inverse 2x S&P 500 ETF...................................          --          --
Rydex 2x S&P MidCap 400 ETF....................................  11,424,434   7,602,977
Rydex Inverse 2x S&P MidCap 400 ETF............................          --          --
Rydex 2x Russell 2000(R) ETF...................................  27,915,618     863,719
Rydex Inverse 2x Russell 2000(R) ETF...........................          --          --


There were no purchases or sales of U.S. government or government agency obligations for the period ended April 30, 2008.

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at April 30, 2008 were as follows:

                                                                      GROSS         GROSS  NET UNREALIZED
                                                   IDENTIFIED    UNREALIZED    UNREALIZED    APPRECIATION
                                                         COST  APPRECIATION  DEPRECIATION  (DEPRECIATION)
                                                   ----------  ------------  ------------  --------------
Rydex 2x S&P 500 ETF............................   33,284,140     870,582       797,342         73,240
Rydex Inverse 2x S&P 500 ETF....................   49,392,947          --            --             --
Rydex 2x S&P MidCap 400 ETF.....................    3,279,790     185,788       229,411        (43,623)
Rydex Inverse 2x S&P MidCap 400 ETF.............    6,727,000          --            --             --
Rydex 2x Russell 2000(R) ETF....................   11,767,954     506,431       836,005       (329,574)
Rydex Inverse 2x Russell 2000(R) ETF............   18,774,000          --            --             --


6.  ACQUISITION OF RYDEX INVESTMENTS AND THE DISTRIBUTOR

At the close of business on January 17, 2008, Rydex NV, Inc., comprised of Rydex Investments, together with several other Rydex entities, was acquired by Security Benefit Corporation ("Security Benefit"), a financial services firm that provides a broad variety of financial programs to investors in the advisor, banking, education, government, institutional, and qualified plan markets (the "Transaction"). As a result of the Transaction's completion, Rydex Investments and the Distributor are wholly-owned subsidiaries of Security Benefit. While the Transaction has no material impact on the Funds or their shareholders, it resulted in a change of control of Rydex Investments, which in turn caused the termination of the investment advisory agreement between Rydex Investments and the Funds.

A new investment advisory agreement between Rydex Investments and the Funds was approved under substantially the same terms as the previous investment advisory agreement (the "New Agreement"). This New Agreement was approved by shareholders, via proxy, and took effect upon the closing of the Transaction.

The Transaction had no impact on the day-to-day operations of Rydex Investments, the fees payable to Rydex Investments under the New Agreement, or the persons responsible for the management of the Funds.

SEMI-ANNUAL REPORT 58



SUPPLEMENTAL INFORMATION

--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling 1-800-820-0888; or accessing the Trust's Form N-PX on the SEC's website at, http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

                                                           SEMI-ANNUAL REPORT 59




INFORMATION ON BOARD OF TRUSTEES AND OFFICERS

--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS

 NAME, POSITION                LENGTH OF SERVICE
       AND                         AS TRUSTEE                   NUMBER OF FUNDS
  YEAR OF BIRTH                   (YEAR BEGAN)                     OVERSEEN
----------------   -----------------------------------------   ----------------
CARL G.                    Rydex Series Funds - 2004                  149
VERBONCOEUR*              Rydex Variable Trust - 2004
Trustee,                   Rydex Dynamic Funds - 2004
President (1952)             Rydex ETF Trust - 2004


PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer and Treasurer of Rydex Specialized Products, LLC (2005 to present); Chief Executive Officer of Rydex Fund Services, Inc., PADCO Advisors, Inc., PADCO Advisors II, Inc., and Rydex Distributors, Inc. (2003 to present); Executive Vice President of Rydex Fund Services, Inc. (2000 to 2003); Vice President of Rydex Fund Services, Inc. and Rydex Distributors, Inc. (1997 to 2000)

                             ---------------------
MICHAEL P.                 Rydex Series Funds - 2005                  149
BYRUM*                    Rydex Variable Trust - 2005
Trustee, Vice              Rydex Dynamic Funds - 2005
President and                Rydex ETF Trust - 2005
Secretary (1970)



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Investment Officer of Rydex Investments (2003 to present); Secretary of Rydex Specialized Products, LLC (2005 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2006); President of Rydex Global Advisors (2004 to present); Chief Operating Officer of Rydex Global Advisors and Rydex Distributors, Inc. (2003 to 2004)

--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

 NAME, POSITION                LENGTH OF SERVICE
       AND                         AS TRUSTEE                   NUMBER OF FUNDS
  YEAR OF BIRTH                   (YEAR BEGAN)                     OVERSEEN
----------------   -----------------------------------------   ----------------
JOHN O. DEMARET            Rydex Series Funds - 1997                  141
Trustee,                  Rydex Variable Trust - 1998
Chairman of the            Rydex Dynamic Funds - 1999
Board (1940)                 Rydex ETF Trust - 2003


PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired

                             ---------------------
COREY A.                   Rydex Series Funds - 1993                  141
COLEHOUR                  Rydex Variable Trust - 1998
Trustee (1945)             Rydex Dynamic Funds - 1999
                             Rydex ETF Trust - 2003



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Senior Vice President of Marketing/Co-Owner, Schield Management Company

                             ---------------------
J. KENNETH                 Rydex Series Funds - 1995                  141
DALTON                    Rydex Variable Trust - 1998
Trustee (1941)             Rydex Dynamic Funds - 1999
                             Rydex ETF Trust - 2003



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and Investor, The Dalton Group

                             ---------------------
WERNER E. KELLER           Rydex Series Funds - 2005                  141
Trustee (1940)            Rydex Variable Trust - 2005
                           Rydex Dynamic Funds - 2005
                             Rydex ETF Trust - 2005



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

                             ---------------------
THOMAS F. LYDON,           Rydex Series Funds - 2005                  141
JR.                       Rydex Variable Trust - 2005
Trustee (1960)             Rydex Dynamic Funds - 2005
                             Rydex ETF Trust - 2005



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends
Investments

                             ---------------------
PATRICK T.                 Rydex Series Funds - 1997                  141
MCCARVILLE                Rydex Variable Trust - 1998
Trustee (1942)             Rydex Dynamic Funds - 1999
                             Rydex ETF Trust - 2003



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer, Par Industries, Inc.

                             ---------------------
ROGER SOMERS               Rydex Series Funds - 1993                  141
Trustee (1944)            Rydex Variable Trust - 1998
                           Rydex Dynamic Funds - 1999
                             Rydex ETF Trust - 2003



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine

--------------------------------------------------------------------------------

SEMI-ANNUAL REPORT 60



INFORMATION ON BOARD OF TRUSTEES AND OFFICERS

--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

            NAME, POSITION AND               PRINCIPAL OCCUPATIONS DURING PAST FIVE
              YEAR OF BIRTH                                  YEARS
-----------------------------------------  -----------------------------------------
NICK BONOS*                                Chief Financial Officer of Rydex
Vice President and Treasurer (1963)        Specialized Products, LLC (2005 to
                                           present); Vice President and Treasurer of
                                           Rydex Series Funds, Rydex Variable Trust,
                                           Rydex Dynamic Funds, and Rydex ETF Trust
                                           (2003 to present); Senior Vice President
                                           of Rydex Fund Services, Inc. (2003 to
                                           present); Vice President and Treasurer of
                                           Rydex Capital Partners SPhinX Fund (2003
                                           to 2006); Vice President of Accounting of
                                           Rydex Fund Services, Inc. (2000 to 2003)
JOANNA M. HAIGNEY*                         Chief Compliance Officer Rydex Series
Chief Compliance Officer and Secretary     Funds, Rydex Assistant Variable Trust,
(1966)                                     and Rydex Dynamic Funds (2004 to
                                           present); Assistant Secretary of Rydex
                                           Series Funds, Rydex Variable Trust, and
                                           Rydex Dynamic Funds (2000 to present);
                                           Assistant Secretary of Rydex ETF Trust
                                           (2002 to present); Vice President of
                                           Compliance of Rydex Fund Services, Inc.
                                           (2000 to present); Secretary of Rydex
                                           Capital Partners SphinX Fund (2003 to
                                           2006)
JOSEPH ARRUDA*                             Assistant Treasurer of Rydex Series
Assistant Treasurer (1966)                 Funds, Rydex Variable Trust, Rydex
                                           Dynamic Funds, Rydex ETF Trust (2006);
                                           Vice President of Rydex Fund Services,
                                           Inc. (2004 to present); Director of
                                           Accounting of Rydex Fund Services, Inc.
                                           (2003 to 2004); Vice President of Mutual
                                           Funds, State Street Bank & Trust (2000 to
                                           2003)
PAULA BILLOS*                              Controller of Rydex Series Funds, Rydex
Controller (1974)                          Variable Trust, Rydex Dynamic Funds,
                                           Rydex ETF Trust (2006); Director of Fund
                                           Administration of Rydex Fund Services,
                                           Inc. (2001 to present)


* Trustees and Officers of the Funds are deemed to be "interested persons" of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Advisor.

[RYDEX INVESTMENTS LOGO]                                               [GRAPHIC]


         9601 Blackwell Road o Suite 500 o Rockville, MD 20850
         www.rydexinvestments.com o 800.820.0888

         ETF-SEMI-ANN-0408X1008

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation on July 2, 2008, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex ETF Trust (the "Trust") believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Global Advisors ("RGA"), the investment advisor and manager of the Trust, and State Street Bank and Trust Company (the "Administrator"), the administrator of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust, the Administrator or RGA on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Trust have identified no material weaknesses in such internal controls on behalf of the Trust.

There was no fraud, whether or not material, involving officers or employees of RGA, the Administrator, RD or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's and RGA's internal controls over financial reporting, including disclosure controls and procedures (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant's President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              Rydex ETF Trust


By (Signature and Title)* /s/ Carl G. Verboncoeur
                          ----------------------------------------
                          Carl G. Verboncoeur, President

Date July 2, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Carl G. Verboncoeur
                          ----------------------------------------
                          Carl G. Verboncoeur, President

Date July 2, 2008


By (Signature and Title)* /s/ Nick Bonos
                          ----------------------------------------
                          Nick Bonos, Vice President and Treasurer

Date July 2, 2008

* Print the name and title of each signing officer under his or her signature.